UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Mutual Funds, Inc.

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Advisors LLC

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Name and address of agent for service)

(310) 451-3051

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Large Company Growth Portfolio
Investment Class | DTLGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$144	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Growth Portfolio - Investment Class returned 21.97% in 2025, outperforming the Russell 1000 Growth Index return of 18.70%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, is up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap Indexsm underperformed FT Wilshire Large Cap Indexsm by 9.78% for the 1-year period. Growth stocks continued to outperform Value stock during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investment such as high yield, outperformed marginally the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative performance.

Top Detractors
↓	Stock selection within Consumer Discretionary was the primary detractor of relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Large Company Growth Portfolio	PAGE 1	TSR-AR-971897103

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	21.97	14.27	16.16
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Growth Total Return	18.70	15.35	18.14
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$282,714,094
Number of Holdings	365
Net Advisory Fee	$1,977,290
Portfolio Turnover	104%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	40.6%
Communication Services	13.1%
Consumer Discretionary	10.7%
Health Care	8.9%
Financials	4.0%
Industrials	3.4%
Mortgage Securities	3.0%
Utilities	1.6%
Asset Backed Securities	1.3%
Cash & Other	13.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.3%
Microsoft Corp.	8.2%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.5%
Alphabet, Inc.	5.4%
Broadcom, Inc.	4.4%
Meta Platforms, Inc.	3.8%
Voya VACS Series SC Fund	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AppLovin Corp.	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-AR-971897103

Large Company Growth Portfolio
Institutional Class | WLCGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Growth Portfolio - Institutional Class returned 22.36% in 2025, outperforming the Russell 1000 Growth Index return of 18.70%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, is up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap Indexsm underperformed FT Wilshire Large Cap Indexsm by 9.78% for the 1-year period. Growth stocks continued to outperform Value stock during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investment such as high yield, outperformed marginally the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative performance.

Top Detractors
↓	Stock selection within Consumer Discretionary was the primary detractor of relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Large Company Growth Portfolio	PAGE 1	TSR-AR-971897509

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	22.36	14.62	16.53
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Growth Total Return	18.70	15.35	18.14
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$282,714,094
Number of Holdings	365
Net Advisory Fee	$1,977,290
Portfolio Turnover	104%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	40.6%
Communication Services	13.1%
Consumer Discretionary	10.7%
Health Care	8.9%
Financials	4.0%
Industrials	3.4%
Mortgage Securities	3.0%
Utilities	1.6%
Asset Backed Securities	1.3%
Cash & Other	13.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.3%
Microsoft Corp.	8.2%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.5%
Alphabet, Inc.	5.4%
Broadcom, Inc.	4.4%
Meta Platforms, Inc.	3.8%
Voya VACS Series SC Fund	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
AppLovin Corp.	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-AR-971897509

Large Company Value Portfolio
Investment Class | DTLVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$139	1.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Value Portfolio - Investment Class returned 15.73% in 2025, underperforming the Russell 1000 Value Index return of 15.91%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Materials was the top contributor of relative returns.

Top Detractors
↓	Stock selection within Communication Services and Information Technology were the top 2 detractors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Large Company Value Portfolio	PAGE 1	TSR-AR-971897202

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	15.73	11.13	9.31
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Value Total Return	15.91	11.33	10.53
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$171,053,328
Number of Holdings	506
Net Advisory Fee	$1,183,732
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	19.5%
Information Technology	13.0%
Health Care	13.0%
Industrials	10.5%
Consumer Discretionary	5.8%
Energy	5.5%
Communication Services	5.2%
Materials	5.0%
Consumer Staples	4.3%
Cash & Other	18.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Alphabet, Inc.	1.7%
Amazon.com, Inc.	1.5%
Workday, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.4%
F5, Inc.	1.3%
Citigroup, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Salesforce, Inc.	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-AR-971897202

Large Company Value Portfolio
Institutional Class | WLCVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Large Company Value Portfolio - Institutional Class returned 16.03% in 2025 outperforming the Russell 1000 Value Index return of 15.91%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Materials was the top contributor of relative returns.

Top Detractors
↓	Stock selection within Communication Services and Information Technology were the top 2 detractors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Large Company Value Portfolio	PAGE 1	TSR-AR-971897608

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	16.03	11.45	9.59
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 1000 Value Total Return	15.91	11.33	10.53
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$171,053,328
Number of Holdings	506
Net Advisory Fee	$1,183,732
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	19.5%
Information Technology	13.0%
Health Care	13.0%
Industrials	10.5%
Consumer Discretionary	5.8%
Energy	5.5%
Communication Services	5.2%
Materials	5.0%
Consumer Staples	4.3%
Cash & Other	18.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.2%
Alphabet, Inc.	1.7%
Amazon.com, Inc.	1.5%
Workday, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.4%
F5, Inc.	1.3%
Citigroup, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Salesforce, Inc.	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-AR-971897608

Small Company Growth Portfolio
Investment Class | DTSGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$140	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Small Company Growth Portfolio - Investment Class returned 7.91% in 2025, underperforming the Russell 2000 Growth Index return of 13.01%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Slight overweight exposure to Healthcare was the top contributor of returns.

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Small Company Growth Portfolio	PAGE 1	TSR-AR-971897301

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	7.91	0.51	7.82
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Growth Total Return	13.01	3.18	9.57
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,229,341
Number of Holdings	414
Net Advisory Fee	$43,794
Portfolio Turnover	121%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Health Care	29.7%
Industrials	20.5%
Information Technology	18.4%
Financials	10.3%
Consumer Discretionary	9.7%
Energy	3.9%
Consumer Staples	1.9%
Materials	1.9%
Real Estate	1.3%
Cash & Other	2.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.6%
Ligand Pharmaceuticals, Inc.	1.3%
Cogent Biosciences, Inc.	1.2%
Federal Signal Corp.	1.2%
Tarsus Pharmaceuticals, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Primoris Services Corp.	1.0%
Casella Waste Systems, Inc.	1.0%
UL Solutions, Inc.	1.0%
AAON, Inc.	0.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-AR-971897301

Small Company Growth Portfolio
Institutional Class | WSMGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Small Company Growth Portfolio - Institutional Class returned 8.10% in 2025,  underperforming the Russell 2000 Growth Index return of 13.01%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Slight overweight exposure to Healthcare was the top contributor of returns.

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Small Company Growth Portfolio	PAGE 1	TSR-AR-971897707

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	8.10	0.76	8.09
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Growth Total Return	13.01	3.18	9.57
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,229,341
Number of Holdings	414
Net Advisory Fee	$43,794
Portfolio Turnover	121%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Health Care	29.7%
Industrials	20.5%
Information Technology	18.4%
Financials	10.3%
Consumer Discretionary	9.7%
Energy	3.9%
Consumer Staples	1.9%
Materials	1.9%
Real Estate	1.3%
Cash & Other	2.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	1.6%
Ligand Pharmaceuticals, Inc.	1.3%
Cogent Biosciences, Inc.	1.2%
Federal Signal Corp.	1.2%
Tarsus Pharmaceuticals, Inc.	1.1%
ADMA Biologics, Inc.	1.1%
Primoris Services Corp.	1.0%
Casella Waste Systems, Inc.	1.0%
UL Solutions, Inc.	1.0%
AAON, Inc.	0.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-AR-971897707

Small Company Value Portfolio
Investment Class | DTSVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$142	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Small Company Value Portfolio - Investment Class returned 10.35% in 2025, underperforming the Russell 2000 Value Index return of 12.59%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Energy and Consumer Discretionary were the top 2 contributors of return.

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Small Company Value Portfolio	PAGE 1	TSR-AR-971897400

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	10.35	10.54	8.60
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Value Total Return	12.59	8.88	9.27
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,035,956
Number of Holdings	684
Net Advisory Fee	$42,015
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	28.5%
Industrials	16.1%
Consumer Discretionary	11.7%
Health Care	10.2%
Materials	6.8%
Energy	6.7%
Real Estate	6.5%
Information Technology	5.9%
Utilities	3.4%
Cash & Other	4.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.4%
Triumph Financial, Inc.	1.4%
Astrana Health, Inc.	1.3%
Ducommun, Inc.	1.1%
Ryman Hospitality Properties, Inc.	1.1%
Bank OZK	1.1%
Mesa Laboratories, Inc.	1.0%
Magnolia Oil & Gas Corp.	1.0%
United States Lime & Minerals, Inc.	0.9%
Live Oak Bancshares, Inc.	0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-AR-971897400

Small Company Value Portfolio
Institutional Class | WSMVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Small Company Value Portfolio - Insitutional Class returned 10.6% in 2025, underperforming the Russell 2000 Value Index return of 12.59%. The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Energy and Consumer Discretionary were the top 2 contributors of return.

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Small Company Value Portfolio	PAGE 1	TSR-AR-971897806

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	10.60	10.81	8.87
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Russell 2000 Value Total Return	12.59	8.88	9.27
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,035,956
Number of Holdings	684
Net Advisory Fee	$42,015
Portfolio Turnover	63%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Financials	28.5%
Industrials	16.1%
Consumer Discretionary	11.7%
Health Care	10.2%
Materials	6.8%
Energy	6.7%
Real Estate	6.5%
Information Technology	5.9%
Utilities	3.4%
Cash & Other	4.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.4%
Triumph Financial, Inc.	1.4%
Astrana Health, Inc.	1.3%
Ducommun, Inc.	1.1%
Ryman Hospitality Properties, Inc.	1.1%
Bank OZK	1.1%
Mesa Laboratories, Inc.	1.0%
Magnolia Oil & Gas Corp.	1.0%
United States Lime & Minerals, Inc.	0.9%
Live Oak Bancshares, Inc.	0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-AR-971897806

FT Wilshire 5000® Index Fund
Investment Class | WFIVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$61	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The FT Wilshire 5000 IndexSM Fund - Investment Class returned 16.29% in 2025, underperforming the FT  Wilshire 5000 Index return of 17.13%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FT Wilshire 5000® Index Fund	PAGE 1	TSR-AR-971897855

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	16.29	12.63	13.66
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$294,523,689
Number of Holdings	2,210
Net Advisory Fee	$287,058
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	31.9%
Financials	14.1%
Consumer Discretionary	10.4%
Health Care	10.2%
Communication Services	10.0%
Industrials	9.1%
Consumer Staples	4.5%
Energy	3.0%
Real Estate	2.2%
Cash & Other	4.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.6%
Apple, Inc.	6.1%
Microsoft Corp.	5.4%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.4%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.4%
JPMorgan Chase & Co.	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
FT Wilshire 5000® Index Fund	PAGE 2	TSR-AR-971897855

FT Wilshire 5000® Index Fund
Institutional Class | WINDX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.34%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The FT Wilshire 5000 IndexSM Fund - Institutional Class returned 16.56% in 2025, underperforming the FT Wilshire 5000 Index return of 17.13%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
FT Wilshire 5000® Index Fund	PAGE 1	TSR-AR-971897863

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	16.56	12.88	13.96
FT Wilshire 5000 Index Total Return	17.13	13.40	14.45
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$294,523,689
Number of Holdings	2,210
Net Advisory Fee	$287,058
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Information Technology	31.9%
Financials	14.1%
Consumer Discretionary	10.4%
Health Care	10.2%
Communication Services	10.0%
Industrials	9.1%
Consumer Staples	4.5%
Energy	3.0%
Real Estate	2.2%
Cash & Other	4.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.6%
Apple, Inc.	6.1%
Microsoft Corp.	5.4%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.4%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.4%
JPMorgan Chase & Co.	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
FT Wilshire 5000® Index Fund	PAGE 2	TSR-AR-971897863

Wilshire International Equity Fund
Investment Class | WLCTX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$175	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire International Equity Fund - Investment Class returned 33.71% in 2025, outperforming the MSCI All Country World ex USA Investable Market Index return of 31.96%. The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Industrials, Financials and Materials were the top contributors of returns.

Top Detractors
↓	Underweight exposure to Financials was the top detractor of returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Wilshire International Equity Fund	PAGE 1	TSR-AR-971897822

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	33.71	8.64	9.30
MSCI AC WORLD INDEX ex USA Net (USD)	32.39	7.91	8.41
MSCI ACWI ex-USA IMI Index Net (USD)	31.96	7.77	8.37
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$233,863,313
Number of Holdings	1,026
Net Advisory Fee	$1,883,868
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Financials	17.6%
Industrials	17.4%
Information Technology	11.9%
Consumer Discretionary	8.5%
Materials	6.8%
Health Care	6.7%
Consumer Staples	4.5%
Communication Services	3.5%
Mortgage Securities	3.4%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
MSCI EAFE Total Return Index	2.4%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.7%
Rolls-Royce Holdings PLC	1.5%
MSCI Emerging Markets Total Return Index	1.2%
ASML Holding NV	1.1%
UBS Group AG	1.0%
Safran SA	1.0%
BAE Systems PLC	1.0%

Top 10 Countries	(% of Net Assets)
United States	13.9%
Japan	10.5%
United Kingdom	8.9%
Germany	7.0%
Canada	6.3%
France	4.7%
China	4.3%
Taiwan	4.2%
Netherlands	3.2%
Cash & Other	37.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR-AR-971897822

Wilshire International Equity Fund
Institutional Class | WLTTX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire International Equity Fund - Institutional Class returned 33.93% in 2025, outperforming the MSCI All Country World ex USA Investable Market Index return of 31.96%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Stock selection within Industrials, Financials and Materials were the top contributors of returns.

Top Detractors
↓	Underweight exposure to Financials was the top detractor of returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Wilshire International Equity Fund	PAGE 1	TSR-AR-971897814

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	33.93	8.92	9.59
MSCI AC WORLD INDEX ex USA Net (USD)	32.39	7.91	8.41
MSCI ACWI ex-USA IMI Index Net (USD)	31.96	7.77	8.37
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$233,863,313
Number of Holdings	1,026
Net Advisory Fee	$1,883,868
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Financials	17.6%
Industrials	17.4%
Information Technology	11.9%
Consumer Discretionary	8.5%
Materials	6.8%
Health Care	6.7%
Consumer Staples	4.5%
Communication Services	3.5%
Mortgage Securities	3.4%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
MSCI EAFE Total Return Index	2.4%
Voya VACS Series SC Fund	2.0%
Siemens Energy AG	1.7%
Rolls-Royce Holdings PLC	1.5%
MSCI Emerging Markets Total Return Index	1.2%
ASML Holding NV	1.1%
UBS Group AG	1.0%
Safran SA	1.0%
BAE Systems PLC	1.0%

Top 10 Countries	(% of Net Assets)
United States	13.9%
Japan	10.5%
United Kingdom	8.9%
Germany	7.0%
Canada	6.3%
France	4.7%
China	4.3%
Taiwan	4.2%
Netherlands	3.2%
Cash & Other	37.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR-AR-971897814

Wilshire Income Opportunities Fund
Investment Class | WIORX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$119	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Income Opportunities Fund - Investment Class returned 7.18% in 2025, underperforming the  Bloomberg   U.S. Universal Bond Index  return of 7.58%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Exposure to credit such as high yield, and emerging market sovereigns significantly outperformed the Bloomberg US Universal Index.

Top Detractors
↓	Exposure to government securities was a detractor of relative return.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Wilshire Income Opportunities Fund	PAGE 1	TSR-AR-971897772

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Investment Class (without sales charge)	7.18	1.02	2.74
Bloomberg U.S. Universal Bond Index	7.58	0.06	2.21
Custom Blended Index	8.01	1.27	3.16
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$185,897,407
Number of Holdings	1,495
Net Advisory Fee	$831,379
Portfolio Turnover	67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Mortgage Securities	26.7%
Government	17.9%
Financial	9.0%
Asset Backed Securities	6.9%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	4.8%
Energy	4.3%
Utilities	4.0%
Industrial	3.8%
Cash & Other	17.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.5%
Federal National Mortgage Association	5.6%
United States Treasury Bill	2.7%
Federal Home Loan Mortgage Corp.	2.9%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.0%
Government National Mortgage Association	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Voya VACS Series EMHCD Fund	1.1%
Progress Residential Trust	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR-AR-971897772

Wilshire Income Opportunities Fund
Institutional Class | WIOPX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Wilshire Income Opportunities Fund - Institutional Class returned 7.47% in 2025, underperforming the  Bloomberg U.S. Universal Bond Index  return of 7.58%.  The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 17.13% for the past year. Sector performance was positive across all sectors with information technology (+22.81%), industrials (+18.18%) and communication services (+31.77%) leading the market. From a size perspective, FT Wilshire Small Cap IndexSM underperformed FT Wilshire Large Cap IndexSM by 9.78% for the 1-year period. Growth stocks continued to outperform Value stocks during the year. Performance results within international equity markets were positive for the year. Both Non U.S. Developed and emerging market equities outperformed U.S. equities by a significant margin. Active management faced persistant headwind as mega capitalization stocks continued to perform well relative to the rest of the equities market. Credit oriented fixed income investments such as high yield, marginally outperformed the Bloomberg U.S. Aggregate Bond Index for the year.

Top Contributors
↑	Exposure to credit such as high yield, and emerging market sovereigns significantly outperformed the Bloomberg US Universal Index.

Top Detractors
↓	Exposure to government securities was a detractor of relative return.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Wilshire Income Opportunities Fund	PAGE 1	TSR-AR-971897764

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Institutional Class (without sales charge)	7.47	1.29	2.97
Bloomberg U.S. Universal Bond Index	7.58	0.06	2.21
Custom Blended Index	8.01	1.27	3.16
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$185,897,407
Number of Holdings	1,495
Net Advisory Fee	$831,379
Portfolio Turnover	67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Mortgage Securities	26.7%
Government	17.9%
Financial	9.0%
Asset Backed Securities	6.9%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	4.8%
Energy	4.3%
Utilities	4.0%
Industrial	3.8%
Cash & Other	17.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.5%
Federal National Mortgage Association	5.6%
United States Treasury Bill	2.7%
Federal Home Loan Mortgage Corp.	2.9%
Voya VACS Series HYB Fund	2.5%
BX Trust	2.0%
Government National Mortgage Association	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Voya VACS Series EMHCD Fund	1.1%
Progress Residential Trust	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR-AR-971897764

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Matt Forstenhausler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” were not provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	149,800	138,000
(b) Audit-Related Fees	0	22,060
(c) Tax Fees	39,100	29,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	0	31,000
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WILSHIRE MUTUAL FUNDS, INC.
Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
FT Wilshire 5000 IndexSM Fund
Wilshire International Equity Fund
Wilshire Income Opportunities Fund
Annual Financial Statements and Additional Information
December 31, 2025
http://advisor.wilshire.com

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 83.1%
Communication Services - 12.9%
Alphabet, Inc. - Class A	8,240	$2,579,120
Alphabet, Inc. - Class C	40,094	12,581,497
Liberty Media Corp.-Liberty Formula One - Class C(a)	4,601	453,244
Meta Platforms, Inc. - Class A	16,162	10,668,375
Netflix, Inc.(a)	52,818	4,952,216
Reddit, Inc. - Class A(a)	2,000	459,740
Roku, Inc.(a)	9,057	982,594
Sea Ltd. - ADR(a)	12,270	1,565,284
Spotify Technology SA(a)	3,064	1,779,295
TKO Group Holdings, Inc.	1,635	341,715
		36,363,080
Consumer Discretionary - 10.6%
Amazon.com, Inc.(a)	67,781	15,645,210
Booking Holdings, Inc.	251	1,344,188
Bright Horizons Family Solutions, Inc.(a)	1,774	179,884
Carnival Corp.(a)	11,647	355,699
Carvana Co.(a)	71	29,963
Cava Group, Inc.(a)	4,626	271,500
Chipotle Mexican Grill, Inc.(a)	18,169	672,253
Expedia Group, Inc.	1,877	531,773
Ferrari NV	1,379	509,623
Garmin Ltd.	896	181,754
Home Depot, Inc.	2,990	1,028,859
MercadoLibre, Inc.(a)	419	843,975
On Holding AG - Class A(a)	12,953	602,056
Tempur Sealy International, Inc.	4,964	443,186
Tesla, Inc.(a)	11,979	5,387,196
Texas Roadhouse, Inc.	1,991	330,506
TJX Cos., Inc.	6,122	940,400
Tractor Supply Co.	9,833	491,748
Ulta Beauty, Inc.(a)	198	119,792
		29,909,565
Consumer Staples - 1.2%
Celsius Holdings, Inc.(a)	11,232	513,752
Costco Wholesale Corp.	1,869	1,611,713
Monster Beverage Corp.(a)	17,486	1,340,652
Sprouts Farmers Market, Inc.(a)	396	31,549
		3,497,666
Energy - 0.5%
Cameco Corp.	1,751	160,199
Cheniere Energy, Inc.	191	37,129
HF Sinclair Corp.	9,905	456,422
Phillips 66	6,557	846,115
		1,499,865
Financials - 3.3%
Affirm Holdings, Inc.(a)	4,188	311,713
Ally Financial, Inc.	13,797	624,866

	Shares	Value
Bank of America Corp.	18,682	$1,027,510
Cboe Global Markets, Inc.	2,592	650,592
Citigroup, Inc.	324	37,808
Figure Technology Solutions, Inc. - Class A(a)	11,328	462,635
Hamilton Lane, Inc. - Class A	3,007	403,870
NU Holdings Ltd. - Class A(a)	8,432	141,152
Popular, Inc.	3,236	402,947
Progressive Corp.	2,266	516,013
Robinhood Markets, Inc. - Class A(a)	1,492	168,745
Rocket Cos., Inc. - Class A	47,299	915,709
S&P Global, Inc.	991	517,887
Toast, Inc. - Class A(a)	7,479	265,579
Visa, Inc. - Class A	7,931	2,781,481
		9,228,507
Health Care - 8.7%
Abbott Laboratories	4,345	544,385
AbbVie, Inc.	5,909	1,350,147
Abivax SA - ADR(a)	5,173	697,605
Alnylam Pharmaceuticals, Inc.(a)	575	228,649
Amgen, Inc.	354	115,868
Argenx SE - ADR(a)	220	185,009
Arrowhead Pharmaceuticals, Inc.(a)	6,351	421,643
AstraZeneca PLC - ADR	6,963	640,109
Biogen, Inc.(a)	2,952	519,522
Boston Scientific Corp.(a)	5,975	569,716
Bristol-Myers Squibb Co.	16,258	876,957
Cardinal Health, Inc.	2,825	580,538
Cidara Therapeutics, Inc.(a)	3,564	787,252
Cogent Biosciences, Inc.(a)	7,155	254,146
Dexcom, Inc.(a)	3,825	253,865
Eli Lilly & Co.	4,426	4,756,534
Exelixis, Inc.(a)	17,697	775,660
Genmab AS - ADR(a)	7,144	220,035
Gilead Sciences, Inc.	1,691	207,553
Halozyme Therapeutics, Inc.(a)	12,297	827,588
HCA Healthcare, Inc.	842	393,096
IDEXX Laboratories, Inc.(a)	777	525,664
Incyte Corp.(a)	7,955	785,715
Insulet Corp.(a)	652	185,325
Intuitive Surgical, Inc.(a)	3,525	1,996,419
McKesson Corp.	1,074	880,991
Medpace Holdings, Inc.(a)	377	211,742
Mettler-Toledo International, Inc.(a)	431	600,896
Natera, Inc.(a)	3,191	731,026
Neurocrine Biosciences, Inc.(a)	227	32,195
Sotera Health Co.(a)	5,110	90,140
Stryker Corp.	2,564	901,169
UnitedHealth Group, Inc.	1,233	407,026
Veeva Systems, Inc. - Class A(a)	3,675	820,370
Vertex Pharmaceuticals, Inc.(a)	2,258	1,023,687
Waters Corp.(a)	917	348,304
		24,746,546

The accompanying notes are an integral part of these financial statements.

1

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 3.4%
Broadridge Financial Solutions, Inc.	1,646	$367,338
Caterpillar, Inc.	462	264,666
Comfort Systems USA, Inc.	133	124,127
Copart, Inc.(a)	7,327	286,852
GE Vernova, Inc.	2,706	1,768,560
General Electric Co.	3,938	1,213,022
HEICO Corp. - Class A	4,816	1,215,703
Howmet Aerospace, Inc.	2,082	426,852
Lockheed Martin Corp.	1,223	591,528
Lyft, Inc. - Class A(a)	19,032	368,650
Otis Worldwide Corp.	3,659	319,614
Saia, Inc.(a)	1,382	451,251
Trane Technologies PLC	354	137,777
Trex Co., Inc.(a)	3,996	140,180
Uber Technologies, Inc.(a)	8,214	671,166
United Airlines Holdings, Inc.(a)	1,126	125,909
United Rentals, Inc.	472	381,999
Verisk Analytics, Inc.	3,356	750,704
		9,605,898
Information Technology - 40.4%(b)
Adobe, Inc.(a)	429	150,146
Advanced Micro Devices, Inc.(a)	3,412	730,714
Amphenol Corp. - Class A	6,915	934,493
Apple, Inc.	61,195	16,636,473
Applied Materials, Inc.	1,649	423,776
AppLovin Corp. - Class A(a)	8,272	5,573,839
Arista Networks, Inc.(a)	4,253	557,270
ASML Holding NV	432	462,179
Astera Labs, Inc.(a)	9,272	1,542,490
Atlassian Corp. - Class A(a)	1,391	225,537
Autodesk, Inc.(a)	866	256,345
Broadcom, Inc.	35,442	12,266,476
Cadence Design Systems, Inc.(a)	1,717	536,700
Cloudflare, Inc. - Class A(a)	1,755	345,998
Datadog, Inc. - Class A(a)	2,644	359,557
Dell Technologies, Inc. - Class C	992	124,873
Intuit, Inc.	824	545,834
Itron, Inc.(a)	2,581	239,672
KLA Corp.	297	360,879
Lam Research Corp.	4,180	715,532
Manhattan Associates, Inc.(a)	1,905	330,155
Marvell Technology, Inc.	920	78,182
Microsoft Corp.	48,158	23,290,172
MongoDB, Inc.(a)	1,655	694,587
Motorola Solutions, Inc.	532	203,926
Nebius Group NV(a)	28,464	2,382,579
NVIDIA Corp.	156,847	29,251,965
Okta, Inc.(a)	555	47,991
Oracle Corp.	793	154,564
Palantir Technologies, Inc. - Class A(a)	4,815	855,866
Pegasystems, Inc.	6,915	412,964
Procore Technologies, Inc.(a)	4,220	306,963

	Shares	Value
QUALCOMM, Inc.	3,296	$563,781
QXO, Inc.(a)	80,392	1,550,762
Rubrik, Inc. - Class A(a)	1,108	84,740
ServiceNow, Inc.(a)	3,199	490,055
Shopify, Inc. - Class A(a)	2,845	457,960
Snowflake, Inc. - Class A(a)	608	133,371
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	20,305	6,170,486
Texas Instruments, Inc.	4,189	726,750
Twilio, Inc. - Class A(a)	3,862	549,331
Unity Software, Inc.(a)	8,087	357,203
Western Digital Corp.	11,810	2,034,509
		114,117,645
Materials - 0.7%
Anglogold Ashanti PLC	5,017	427,850
DuPont de Nemours, Inc.	11,439	459,848
Martin Marietta Materials, Inc.	702	437,107
Sherwin-Williams Co.	2,129	689,860
Southern Copper Corp.	219	31,397
		2,046,062
Utilities - 1.4%
Constellation Energy Corp.	1,479	522,486
Talen Energy Corp.(a)	7,239	2,713,467
Vistra Corp.	4,830	779,224
		4,015,177
TOTAL COMMON STOCKS (Cost $115,473,980)		235,030,011

	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
BBCMS Trust, Series 2021-C10, Class XA, 1.21%, 07/15/2054 (Callable 05/15/2031)(c)(d)	$910,946	43,320
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.66%, 09/15/2053 (Callable 10/15/2030)(c)(d)	848,228	38,074
Series 2021-B29, Class XA, 1.01%, 09/15/2054 (Callable 08/15/2031)(c)(d)	978,856	33,233
Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)	250,000	256,067
BX Trust
Series 2021-RISE, Class B, 5.11% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor)(e)	84,533	84,455
Series 2022-LBA6, Class A, 4.75% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor)(e)	200,000	199,378
Series 2023-XL3, Class A, 5.51% (1 mo. Term SOFR + 1.76%), 12/09/2040, (1.76% Floor)(e)	143,202	143,112

The accompanying notes are an integral part of these financial statements.

2

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-KING, Class C, 5.69% (1 mo. Term SOFR + 1.94%), 05/15/2034, (1.94% Floor)(e)	$177,661	$177,883
Series 2024-XL4, Class B, 5.54% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(e)	92,804	92,746
Series 2025-GW, Class B, 5.60% (1 mo. Term SOFR + 1.85%), 07/15/2042, (1.85% Floor)(e)	150,000	150,328
Series 2025-ROIC, Class A, 4.89% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(e)	149,417	149,091
Series 2025-VOLT, Class A, 5.45% (1 mo. Term SOFR + 1.70%), 12/15/2044, (1.70% Floor)(e)	200,000	199,750
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 5.89% (1 mo. Term SOFR + 2.14%), 08/15/2041, (2.14% Floor)(e)	140,429	141,128
Chase Mortgage Finance Corp., Series 2025-9, Class A3, 5.50%, 06/25/2056 (Callable 04/25/2032)(d)(e)	89,393	89,990
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.59%, 09/15/2053 (Callable 08/15/2030)(c)(d)	557,975	23,994
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041(d)(e)	100,000	100,527
DK Trust, Series 2024-SPBX, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(e)	150,000	150,128
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.32% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	432,968	437,584
Series 5460, Class FH, 4.97% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	231,775	231,677
Series 5481, Class FA, 5.27% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)	142,042	142,964
Series 5483, Class FD, 5.17% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	155,562	156,361
Series 5583, Class FA, 5.12% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	188,163	189,241
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030)(c)(d)	370,780	21,306

	Par	Value
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030)(c)(d)	$979,065	$35,932
Series K123, Class X1, 0.76%, 12/25/2030 (Callable 10/25/2030)(c)(d)	1,376,391	42,207
Series K151, Class X1, 0.34%, 04/25/2030 (Callable 02/25/2030)(c)(d)	2,334,734	29,817
Federal National Mortgage Association
Series 2024-100, Class FD, 5.32% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	680,014	685,307
Series 2024-103, Class FM, 5.37% (30 day avg SOFR US + 1.50%), 01/25/2055, (1.50% Floor), (6.50% Cap)	139,823	141,045
Series 2024-22, Class FC, 5.17% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	209,059	209,951
Series 2024-86, Class FA, 5.32% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	81,227	81,858
Series 2024-93, Class FL, 5.32% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	1,141,886	1,150,774
Great Wolf Trust, Series 2024-WOLF, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(e)	150,000	150,214
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 5.86% (1 mo. Term SOFR + 2.11%), 07/15/2039, (2.00% Floor) (Callable 01/15/2026)(e)	275,000	272,203
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.88%, 07/15/2029(d)(e)	225,000	231,735
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2031)(d)(e)	63,497	63,123
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 01/25/2026)(d)(e)	40,175	37,218
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 02/25/2030)(d)(e)	39,616	35,862
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 01/25/2030)(d)(e)	69,057	62,330
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 01/25/2026)(d)(e)	7,125	6,614

The accompanying notes are an integral part of these financial statements.

3

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 01/25/2032)(d)(e)	$54,011	$48,538
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 02/25/2029)(d)(e)	55,251	49,250
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 08/25/2045)(d)(e)	261,466	236,168
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 03/25/2044)(d)(e)	157,072	136,960
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 03/25/2035)(d)(e)	64,416	64,036
Madison Avenue Trust, Series 2025-11MD, Class A, 4.75%, 10/15/2042(d)(e)	250,000	249,683
PMT Loan Trust, Series 2025-INV8, Class A2, 5.50%, 07/25/2056 (Callable 09/25/2033)(d)(e)	93,992	94,855
PRM5 Trust, Series 2025-PRM5, Class B, 4.76%, 03/10/2033(d)(e)	125,000	125,080
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2048)(d)(e)	100,000	63,149
Sequoia Mortgage Trust
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 08/25/2032)(d)(e)	4,163	3,910
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 09/25/2041)(d)(e)	200,000	148,064
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 05/25/2029)(d)(e)	76,227	77,502
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(e)	190,000	169,389
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034(d)(e)	198,824	201,260
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 06/25/2038)(d)(e)(f)	75,780	66,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,441,884)		8,222,770

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.7%
Voya VACS Series EMHCD Fund(g)	186	$1,986
Voya VACS Series HYB Fund(g)	113,367	1,174,478
Voya VACS Series SC Fund - Class SC(g)	618,268	6,504,182
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,767,943)		7,680,646

	Par
CORPORATE BONDS - 2.0%
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	$130,000	114,037
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,960
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 01/12/2026)	107,000	106,700
2.05%, 02/15/2028 (Callable 12/15/2027)	20,000	19,175
3.38%, 04/15/2029 (Callable 01/12/2026)	15,000	14,620
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	122,325
4.78%, 02/15/2035 (Callable 11/15/2034)	60,000	59,199
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	56,070
		509,086
Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	78,380
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	84,837
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	59,563
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	123,169
		345,949
Consumer Staples - 0.1%
Nestle Holdings, Inc., 5.25%, 03/13/2026(e)(h)	150,000	150,343
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	65,881
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	88,402
		304,626

The accompanying notes are an integral part of these financial statements.

4

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - 0.1%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	$97,000	$95,287
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	61,756
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	63,715
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	26,843
Ovintiv, Inc., 5.38%, 01/01/2026	86,000	85,979
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	50,309
		383,889
Financials - 0.7%
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030)(e)	40,000	40,653
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	275,336
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	41,721
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,812
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	136,618
Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	93,312
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(e)	94,000	88,236
2.50%, 01/10/2030 (Callable 10/10/2029)(e)	37,000	34,558
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	81,441
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	86,809
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	32,000	31,842
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	190,071
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	139,267

	Par	Value
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	$44,000	$43,412
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	26,000	24,798
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)	15,000	15,167
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	15,169
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	56,734
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	64,851
Morgan Stanley
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	157,516
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	67,000	65,985
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	38,000	39,485
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	27,531
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	85,000	88,241
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	5,057
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	69,370
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(e)	63,000	62,185
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	35,267
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	21,000	20,869
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,881
		2,062,194
Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	93,960
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	115,391

The accompanying notes are an integral part of these financial statements.

5

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	$86,000	$85,513
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	147,433
2.20%, 09/02/2030 (Callable 06/02/2030)	45,000	40,788
		483,085
Industrials - 0.0%(i)
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	115,595
Information Technology - 0.2%(b)
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	72,268
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	61,000	60,759
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	92,000	89,978
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	162,317
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	45,377
		430,699
Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	55,360
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	59,370
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	97,000	96,444
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	62,405
		273,579
Real Estate - 0.1%
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	48,472
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	91,243
		139,715
Utilities - 0.2%
AES Corp., 1.38%, 01/15/2026	66,000	65,910
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	61,807
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	130,359
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	87,906
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	106,000	105,463

	Par	Value
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	$70,000	$69,635
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	58,027
		579,107
TOTAL CORPORATE BONDS (Cost $5,752,989)		5,627,524
COLLATERALIZED LOAN OBLIGATIONS - 1.4%
ARES CLO, Series 2022-65A, Class A1R, 4.98% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026)(e)	250,000	249,651
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026)(e)	250,000	249,877
CBAM Ltd., Series 2017-1A, Class AR2, 5.27% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(e)	250,000	251,068
CIFC Funding Ltd.
Series 2022-1A, Class A, 5.20% (3 mo. Term SOFR + 1.32%), 04/17/2035, (1.32% Floor) (Callable 01/17/2026)(e)	250,000	250,219
Series 2022-4A, Class AR, 4.98% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026)(e)	250,000	249,634
Empower CLO Ltd., Series 2025-1A, Class A, 5.19% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(e)	250,000	250,548
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.94% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026)(e)	270,000	269,687
LoanCore, Series 2025-CRE9, Class A, 5.18% (1 mo. Term SOFR + 1.45%), 08/18/2042, (1.45% Floor) (Callable 05/15/2028)(e)	250,000	250,073
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 0.00% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor)(e)	250,000	250,000
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 5.20% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026)(e)	250,000	249,671
OHA Credit Funding, Series 2019-4A, Class AR2, 5.15% (3 mo. Term SOFR + 1.29%), 01/22/2038, (1.29% Floor) (Callable 01/22/2027)(e)	500,000	500,455

The accompanying notes are an integral part of these financial statements.

6

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
OZLM Ltd., Series 2016-15A, Class A1R3, 4.93% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026)(e)	$195,379	$195,327
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.11%), 01/20/2034, (1.11% Floor) (Callable 04/20/2026)(e)	250,000	249,875
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.18% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028)(e)	250,000	250,294
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.19% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 01/13/2026)(e)	174,043	174,048
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,889,422)		3,890,427
ASSET-BACKED SECURITIES - 1.3%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	50,592	49,869
Series 2016-1, 3.58%, 01/15/2028	2,288	2,254
Series 2016-2, 3.20%, 06/15/2028	24,549	23,901
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046(e)	58,333	54,557
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	150,000	153,398
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 03/15/2027)	250,000	254,161
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 01/25/2026)(d)(e)	165,853	142,892
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(e)	84,767	78,909
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)	150,000	150,652
Series 2025-5A, Class A2, 4.38%, 06/15/2028 (Callable 06/15/2028)	150,000	150,164
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	162,645	142,668
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 01/18/2026)	2,110	2,107

	Par	Value
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029)(e)	$150,000	$150,674
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 08/15/2027)	150,000	153,430
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	200,000	200,294
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027)(e)	69,469	62,367
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 11/20/2036)(e)	127,966	109,013
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(e)	179,664	170,170
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(e)	35,914	30,077
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 04/15/2028)(e)	57,035	54,073
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 02/15/2029)(e)	34,368	31,690
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032)(e)	92,741	87,103
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033)(e)	128,101	131,416
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(e)	150,000	154,906
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 01/10/2026)(e)	9,234	9,172
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 11/15/2027)	52,766	52,967
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 04/15/2028)	100,000	100,750
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(e)	82,461	84,024

The accompanying notes are an integral part of these financial statements.

7

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
SoFi Consumer Loan Program Trust
Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 02/25/2028)(e)	$100,000	$101,286
Series 2025-4, Class B, 4.60%, 08/25/2035 (Callable 04/25/2029)(e)	200,000	200,355
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11%, 04/20/2029 (Callable 08/20/2028)(e)	150,000	150,184
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(e)	151,153	135,660
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(e)	154,404	144,824
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 02/15/2028)	100,000	101,130
TOTAL ASSET-BACKED SECURITIES (Cost $3,684,651)		3,621,097
U.S. TREASURY SECURITIES - 0.3%
United States Treasury Note/Bond
4.13%, 06/15/2026	2,500	2,507
0.88%, 09/30/2026	91,000	89,201
1.50%, 01/31/2027	44,800	43,843
2.75%, 04/30/2027	2,000	1,980
3.75%, 04/30/2027	47,700	47,849
3.88%, 05/31/2027	150,300	151,075
4.63%, 06/15/2027	3,000	3,048
3.25%, 06/30/2027	2,400	2,392
3.38%, 09/15/2027	43,000	42,923
3.75%, 05/15/2028	5,500	5,530
3.88%, 07/15/2028	12,800	12,910
4.13%, 10/31/2029	79,000	80,376
4.00%, 06/30/2032	2,000	2,013
2.75%, 08/15/2032	19,000	17,724
4.13%, 11/15/2032	84,400	85,429
3.50%, 02/15/2033	178,900	173,987
4.25%, 05/15/2035	71,000	71,685
4.63%, 02/15/2055	70,000	67,618
TOTAL U.S. TREASURY SECURITIES (Cost $902,636)		902,090

	Par	Value
MORTGAGE-BACKED SECURITIES - 0.1%
KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.34% (1 mo. Term SOFR + 1.59%), 12/15/2042, (1.59% Floor)(e)	$275,000	$275,342
TOTAL MORTGAGE-BACKED SECURITIES (Cost $274,312)		275,342

	Shares
RIGHTS - 0.0%(i)
ABIOMED, Inc.(a)(j)	1,153	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 93.8% (Cost $146,187,817)		$265,249,907
Money Market Deposit Account - 4.5%(k)(l)		12,850,840
Other Assets in Excess of Liabilities - 1.7%		4,613,347
TOTAL NET ASSETS - 100.0%		$282,714,094

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $10,897,154 or 3.9% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

8

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $152,763.
(i)	Represents less than 0.05% of net assets.
(j)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(k)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(l)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $156,000 which represented 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.

9

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	13	03/20/2026	$1,461,687	$(5,105)
				$(5,105)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(8)	03/20/2026	$920,125	$3,233
U.S. Treasury 2 Year Notes	(20)	03/31/2026	4,175,781	(820)
U.S. Treasury 5 Year Notes	(11)	03/31/2026	1,202,352	1,784
U.S. Treasury Long Bonds	(7)	03/20/2026	809,156	6,438
U.S. Treasury Ultra Bonds	(3)	03/20/2026	354,000	5,525
				$16,160
Net Unrealized Appreciation (Depreciation)				$11,055

The Fund has recorded an asset of $4,211 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

10

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return Index	Morgan Stanley	Receive	EFFR + 0.86%	Termination	02/27/2026	$47,692,071	$4,747,812
Net Unrealized Appreciation (Depreciation)							$4,747,812

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
EFFR - Effective Federal Funds Rate was 3.64% as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 82.2%
Communication Services - 5.0%
Alphabet, Inc. - Class A	6,340	$1,984,420
Alphabet, Inc. - Class C	3,130	982,194
AT&T, Inc.	13,440	333,850
Comcast Corp. - Class A	59,928	1,791,248
Liberty Global Ltd. - Class C(a)	5,990	66,130
Meta Platforms, Inc. - Class A	682	450,181
Millicom International Cellular SA	2,280	126,403
Omnicom Group, Inc.	10,137	818,563
T-Mobile US, Inc.	260	52,790
Verizon Communications, Inc.	17,139	698,072
Walt Disney Co.	7,470	849,862
WPP PLC - ADR	19,090	428,761
		8,582,474
Consumer Discretionary - 5.6%
Amazon.com, Inc.(a)	11,228	2,591,647
Amer Sports, Inc.(a)	6,010	224,473
Aptiv PLC(a)	7,100	540,239
Booking Holdings, Inc.	70	374,873
BorgWarner, Inc.	13,019	586,636
Bright Horizons Family Solutions, Inc.(a)	1,980	200,772
Carnival Corp.(a)	6,090	185,989
DR Horton, Inc.	1,620	233,329
eBay, Inc.	1,490	129,779
Five Below, Inc.(a)	200	37,672
Flutter Entertainment PLC(a)	1,242	267,080
Gap, Inc.	2,790	71,424
General Motors Co.	20,594	1,674,704
Gentex Corp.	11,834	275,377
Grand Canyon Education, Inc.(a)	1,398	232,501
Hasbro, Inc.	810	66,420
Lithia Motors, Inc.	830	275,834
Lowe’s Cos., Inc.	1,330	320,743
Macy’s, Inc.	1,540	33,957
Magna International, Inc.	17,872	952,578
NIKE, Inc. - Class B	2,950	187,944
Norwegian Cruise Line Holdings Ltd.(a)	2,900	64,728
PulteGroup, Inc.	360	42,213
Royal Caribbean Cruises Ltd.	140	39,049
		9,609,961
Consumer Staples - 4.2%
Altria Group, Inc.	7,400	426,684
Anheuser-Busch InBev SA/NV - ADR	4,260	272,810
BJ’s Wholesale Club Holdings, Inc.(a)	4,987	448,980
Bunge Global SA	790	70,373
Colgate-Palmolive Co.	9,813	775,423
Conagra Brands, Inc.	12,400	214,644
Constellation Brands, Inc. - Class A	3,800	524,248
Diageo PLC	5,073	109,649
Dollar General Corp.	1,050	139,409
J M Smucker Co.	3,900	381,459

	Shares	Value
Kenvue, Inc.	26,610	$459,022
Kraft Heinz Co.	29,600	717,800
Magnum Ice Cream Co. NV(a)	1,183	18,751
Maplebear, Inc.(a)	970	43,631
Mondelez International, Inc. - Class A	9,500	511,385
PepsiCo, Inc.	2,305	330,814
Pernod Ricard SA	849	72,935
Philip Morris International, Inc.	4,170	668,868
Procter & Gamble Co.	1,449	207,656
Unilever PLC - ADR	5,558	363,479
Walmart, Inc.	3,354	373,669
		7,131,689
Energy - 5.3%
Antero Midstream Corp.	6,813	121,203
APA Corp.	61,264	1,498,517
Baker Hughes Co.	10,125	461,093
Cheniere Energy, Inc.	1,290	250,763
ConocoPhillips	8,674	811,973
EQT Corp.	780	41,808
Exxon Mobil Corp.	4,307	518,304
HF Sinclair Corp.	5,810	267,725
Marathon Petroleum Corp.	1,170	190,277
Murphy Oil Corp.	5,050	157,812
NOV, Inc.	48,795	762,666
Ovintiv, Inc.	15,200	595,688
Phillips 66	3,226	416,283
Schlumberger NV	22,870	877,751
Shell PLC - ADR	11,647	855,822
Targa Resources Corp.	518	95,571
TechnipFMC PLC	10,900	485,704
TotalEnergies SE	5,011	327,365
Valero Energy Corp.	2,390	389,068
		9,125,393
Financials - 18.6%
Affirm Holdings, Inc.(a)	1,270	94,526
AIB Group PLC	40,685	439,879
Allstate Corp.	1,017	211,689
Ally Financial, Inc.	8,960	405,798
American Express Co.	2,240	828,688
American International Group, Inc.	18,559	1,587,722
Aon PLC - Class A	1,595	562,844
Arthur J Gallagher & Co.	1,016	262,931
Assurant, Inc.	700	168,595
Axis Capital Holdings Ltd.	1,072	114,801
Bank of America Corp.	36,494	2,007,170
Berkshire Hathaway, Inc. - Class B(a)	2,588	1,300,858
Blackrock, Inc.	50	53,517
Capital One Financial Corp.	4,296	1,041,179
Charles Schwab Corp.	18,014	1,799,779
Chubb Ltd.	340	106,121
Cincinnati Financial Corp.	920	150,254
Citigroup, Inc.	18,206	2,124,458

The accompanying notes are an integral part of these financial statements.

12

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Citizens Financial Group, Inc.	12,415	$725,160
CME Group, Inc.	2,678	731,308
Commerce Bancshares, Inc.	192	10,057
Corebridge Financial, Inc.	17,790	536,724
Cullen/Frost Bankers, Inc.	290	36,723
Fidelity National Financial, Inc.	7,300	398,507
Fidelity National Information Services, Inc.	6,180	410,723
Fifth Third Bancorp	1,930	90,343
First American Financial Corp.	10,810	664,166
First Citizens BancShares, Inc. - Class A	254	545,130
First Hawaiian, Inc.	2,470	62,491
Fiserv, Inc.(a)	3,900	261,963
Globe Life, Inc.	200	27,972
Hartford Insurance Group, Inc.	2,767	381,293
Huntington Bancshares, Inc.	8,180	141,923
Janus Henderson Group PLC	4,760	226,433
JPMorgan Chase & Co.	6,207	2,000,020
M&T Bank Corp.	2,360	475,493
Marsh & McLennan Cos., Inc.	2,205	409,072
Mastercard, Inc. - Class A	946	540,052
MGIC Investment Corp.	5,616	164,100
Moody’s Corp.	882	450,570
Morningstar, Inc.	924	200,794
Northern Trust Corp.	2,205	301,181
Old Republic International Corp.	6,160	281,142
PayPal Holdings, Inc.	840	49,039
Pinnacle Financial Partners, Inc.	246	23,471
PNC Financial Services Group, Inc.	1,090	227,516
Primerica, Inc.	676	174,651
Progressive Corp.	702	159,859
Raymond James Financial, Inc.	1,290	207,161
RenaissanceRe Holdings Ltd.	1,450	407,682
Resona Holdings, Inc.	28,100	267,833
RLI Corp.	2,980	190,660
S&P Global, Inc.	843	440,543
State Street Corp.	8,046	1,038,014
Stifel Financial Corp.	658	82,395
Synchrony Financial	5,670	473,048
Travelers Cos., Inc.	260	75,416
Truist Financial Corp.	11,600	570,836
US Bancorp	20,825	1,111,222
Virtu Financial, Inc. - Class A	6,546	218,113
Voya Financial, Inc.	2,190	163,133
Wells Fargo & Co.	21,409	1,995,319
Willis Towers Watson PLC	1,989	653,585
XP, Inc. - Class A	1,960	32,085
		31,895,730
Health Care - 12.8%
Abbott Laboratories	7,543	945,062
AbbVie, Inc.	1,100	251,339

	Shares	Value
Agilent Technologies, Inc.	4,712	$641,162
Amgen, Inc.	366	119,795
Becton Dickinson & Co.	3,938	764,248
BioMarin Pharmaceutical, Inc.(a)	1,730	102,814
Bio-Rad Laboratories, Inc. - Class A(a)	1,149	348,136
Bio-Techne Corp.	8,266	486,123
Boston Scientific Corp.(a)	3,130	298,445
Bristol-Myers Squibb Co.	18,009	971,405
Cardinal Health, Inc.	210	43,155
Centene Corp.(a)	7,012	288,544
Cigna Group	2,097	577,157
CVS Health Corp.	8,111	643,689
Danaher Corp.	1,188	271,957
Elevance Health, Inc.	3,485	1,221,667
Envista Holdings Corp.(a)	7,438	161,479
Exelixis, Inc.(a)	1,960	85,907
GE HealthCare Technologies, Inc.	15,238	1,249,821
Gilead Sciences, Inc.	5,061	621,187
Globus Medical, Inc. - Class A(a)	1,170	102,153
GSK PLC - ADR	5,161	253,095
Haleon PLC	90,497	457,200
HCA Healthcare, Inc.	1,363	636,330
Humana, Inc.	2,430	622,396
ICON PLC(a)	1,398	254,744
Illumina, Inc.(a)	660	86,566
Incyte Corp.(a)	1,550	153,094
IQVIA Holdings, Inc.(a)	1,950	439,550
Jazz Pharmaceuticals PLC(a)	270	45,900
Johnson & Johnson	6,710	1,388,635
Labcorp Holdings, Inc.	980	245,862
McKesson Corp.	33	27,070
Medtronic PLC	8,513	817,759
Merck & Co., Inc.	12,120	1,275,751
Neurocrine Biosciences, Inc.(a)	200	28,366
Pfizer, Inc.	19,690	490,281
Regeneron Pharmaceuticals, Inc.	50	38,594
ResMed, Inc.	520	125,252
Royalty Pharma PLC - Class A	8,140	314,530
Sanofi SA - ADR	5,455	264,349
Solventum Corp.(a)	8,360	662,446
Stryker Corp.	160	56,235
Tenet Healthcare Corp.(a)	530	105,322
UnitedHealth Group, Inc.	3,610	1,191,697
Universal Health Services, Inc. - Class B	1,350	294,327
Veeva Systems, Inc. - Class A(a)	823	183,718
Viatris, Inc.	10,790	134,335
Waters Corp.(a)	1,362	517,328
West Pharmaceutical Services, Inc.	860	236,620
Zimmer Biomet Holdings, Inc.	3,184	286,305
		21,828,902
Industrials - 10.5%
Allegion PLC	2,081	331,337
Armstrong World Industries, Inc.	1,220	233,142

The accompanying notes are an integral part of these financial statements.

13

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
ATI, Inc.(a)	840	$96,398
Boeing Co.(a)	2,460	534,115
Caterpillar, Inc.	420	240,605
CH Robinson Worldwide, Inc.	1,350	217,026
Cintas Corp.	1,135	213,459
CNH Industrial NV	62,740	578,463
Crane Co.	400	73,772
Cummins, Inc.	1,546	789,156
Deere & Co.	810	377,112
Delta Air Lines, Inc.	4,640	322,016
EMCOR Group, Inc.	312	190,878
Emerson Electric Co.	2,492	330,738
FedEx Corp.	4,280	1,236,321
Ferguson Enterprises, Inc.	1,705	379,584
Flowserve Corp.	2,590	179,694
Fluor Corp.(a)	5,126	203,143
Fortive Corp.	10,400	574,184
Generac Holdings, Inc.(a)	400	54,548
General Dynamics Corp.	4,037	1,359,096
General Electric Co.	900	277,227
Hayward Holdings, Inc.(a)	19,760	305,292
Howmet Aerospace, Inc.	1,250	256,275
Hubbell, Inc.	808	358,841
IDEX Corp.	825	146,801
JB Hunt Transport Services, Inc.	1,030	200,170
Leonardo DRS, Inc.	700	23,863
Lockheed Martin Corp.	1,156	559,123
Lyft, Inc. - Class A(a)	13,580	263,045
MSA Safety, Inc.	1,749	280,085
Mueller Industries, Inc.	1,970	226,156
Nordson Corp.	1,436	345,257
Norfolk Southern Corp.	1,400	404,208
Northrop Grumman Corp.	680	387,743
Otis Worldwide Corp.	362	31,621
PACCAR, Inc.	7,751	848,812
Parker-Hannifin Corp.	340	298,846
Rockwell Automation, Inc.	1,080	420,196
RTX Corp.	4,870	893,158
Simpson Manufacturing Co., Inc.	775	125,139
Stanley Black & Decker, Inc.	3,900	289,692
Tetra Tech, Inc.	5,820	195,203
Textron, Inc.	430	37,483
Timken Co.	3,200	269,216
Trane Technologies PLC	570	221,844
TransUnion	4,191	359,378
United Airlines Holdings, Inc.(a)	2,774	310,189
Verisk Analytics, Inc.	1,001	223,914
Watsco, Inc.	384	129,389
Watts Water Technologies, Inc. - Class A	1,752	483,587

	Shares	Value
Westinghouse Air Brake Technologies Corp.	1,071	$228,605
Woodward, Inc.	87	26,302
		17,941,447
Information Technology - 12.8%
Accenture PLC - Class A	2,123	569,601
Advanced Micro Devices, Inc.(a)	1,460	312,674
Analog Devices, Inc.	5,887	1,596,554
Applied Materials, Inc.	1,016	261,102
Autodesk, Inc.(a)	1,789	529,562
Cadence Design Systems, Inc.(a)	1,497	467,932
Cisco Systems, Inc.	8,108	624,559
Cognex Corp.	2,170	78,077
Cognizant Technology Solutions Corp. - Class A	6,958	577,514
Corning, Inc.	3,780	330,977
Dell Technologies, Inc. - Class C	500	62,940
DoubleVerify Holdings, Inc.(a)	3,200	36,608
F5, Inc.(a)	8,663	2,211,317
First Solar, Inc.(a)	290	75,757
Flex Ltd.(a)	880	53,170
Gen Digital, Inc.	3,560	96,796
HP, Inc.	12,860	286,521
Intel Corp.(a)	4,830	178,227
Keysight Technologies, Inc.(a)	2,050	416,540
KLA Corp.	275	334,147
Lam Research Corp.	2,439	417,508
Littelfuse, Inc.	130	32,880
LiveRamp Holdings, Inc.(a)	1,319	38,739
Marvell Technology, Inc.	880	74,782
Micron Technology, Inc.	2,351	670,999
Microsoft Corp.	4,912	2,375,541
MicroStrategy, Inc. - Class A(a)(b)	470	71,417
MongoDB, Inc.(a)	180	75,544
Motorola Solutions, Inc.	330	126,496
Okta, Inc.(a)	1,650	142,675
Pegasystems, Inc.	9,456	564,712
PTC, Inc.(a)	1,213	211,317
QUALCOMM, Inc.	927	158,563
Salesforce, Inc.	7,660	2,029,211
SentinelOne, Inc. - Class A(a)	7,200	108,000
Synopsys, Inc.(a)	449	210,904
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,807	853,019
TD SYNNEX Corp.	1,300	195,299
TE Connectivity PLC	1,699	386,539
Telefonaktiebolaget LM Ericsson - ADR	152,782	1,474,346
Workday, Inc. - Class A(a)	11,860	2,547,291
		21,866,357
Materials - 4.9%
Agnico Eagle Mines Ltd.	1,774	300,839
Anglogold Ashanti PLC	5,080	433,222

The accompanying notes are an integral part of these financial statements.

14

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Corteva, Inc.	5,162	$346,009
CRH PLC	5,079	633,859
Franco-Nevada Corp.	3,731	773,383
Freeport-McMoRan, Inc.	12,532	636,500
International Flavors & Fragrances, Inc.	3,327	224,207
Martin Marietta Materials, Inc.	528	328,764
Newmont Corp.	6,070	606,090
Olin Corp.	16,590	345,570
PPG Industries, Inc.	10,100	1,034,846
Royal Gold, Inc.	3,335	741,337
RPM International, Inc.	1,352	140,608
Scotts Miracle-Gro Co.	3,040	177,384
Smurfit WestRock PLC	2,950	114,077
Southern Copper Corp.	1,664	238,738
Vulcan Materials Co.	1,175	335,133
Wheaton Precious Metals Corp.	7,549	887,477
		8,298,043
Real Estate - 0.3%
CBRE Group, Inc. - Class A(a)	2,614	420,305
Zillow Group, Inc. - Class A(a)	2,370	161,705
		582,010
Utilities - 2.2%
American Electric Power Co., Inc.	1,410	162,587
Clearway Energy, Inc. - Class C	6,330	210,536
Dominion Energy, Inc.	23,070	1,351,671
Duke Energy Corp.	1,100	128,931
Edison International	6,510	390,730
Entergy Corp.	420	38,821
Eversource Energy	4,190	282,113
Exelon Corp.	6,630	289,002
NRG Energy, Inc.	940	149,686
OGE Energy Corp.	660	28,182
PG&E Corp.	6,050	97,223
PPL Corp.	13,593	476,027
Southern Co.	2,061	179,719
		3,785,228
TOTAL COMMON STOCKS (Cost $107,702,326)		140,647,234
	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
BBCMS Trust, Series 2021-C10, Class XA, 1.21%, 07/15/2054 (Callable 05/15/2031)(c)(d)	$910,946	43,320
Benchmark Mortgage Trust, Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)	250,000	256,067
BX Trust
Series 2022-CSMO, Class B, 6.89% (1 mo. Term SOFR + 3.14%), 06/15/2027, (3.14% Floor)(e)	100,000	100,185

	Par	Value
Series 2022-LBA6, Class A, 4.75% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor)(e)	$200,000	$199,378
Series 2024-XL4, Class B, 5.54% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(e)	92,804	92,745
Series 2025-ROIC, Class A, 4.89% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(e)	149,417	149,091
Series 2025-VOLT, Class A, 5.45% (1 mo. Term SOFR + 1.70%), 12/15/2044, (1.70% Floor)(e)	150,000	149,813
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.59%, 09/15/2053 (Callable 08/15/2030)(c)(d)	361,505	15,545
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041(d)(e)	100,000	100,527
DK Trust, Series 2024-SPBX, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(e)	125,000	125,107
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.32% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	326,079	329,556
Series 5460, Class FH, 4.97% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	151,348	151,284
Series 5483, Class FD, 5.17% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	119,005	119,616
Series 5583, Class FA, 5.12% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	94,081	94,620
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030)(c)(d)	278,085	15,979
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030)(c)(d)	587,439	21,559
Series K151, Class X1, 0.34%, 04/25/2030 (Callable 02/25/2030)(c)(d)	1,500,900	19,168
Federal National Mortgage Association
Series 2024-100, Class FD, 5.32% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	478,931	482,659
Series 2024-22, Class FC, 5.17% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	131,968	132,532

The accompanying notes are an integral part of these financial statements.

15

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-86, Class FA, 5.32% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	$235,041	$236,867
Series 2024-93, Class FL, 5.32% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	825,062	831,484
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 5.86% (1 mo. Term SOFR + 2.11%), 07/15/2039, (2.00% Floor) (Callable 01/15/2026)(e)	225,000	222,712
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.88%, 07/15/2029(d)(e)	175,000	180,238
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2031)(d)(e)	63,497	63,123
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 01/25/2026)(d)(e)	28,696	26,585
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 02/25/2030)(d)(e)	26,063	23,593
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 01/25/2030)(d)(e)	44,227	39,919
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 01/25/2026)(d)(e)	6,444	5,982
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 01/25/2032)(d)(e)	40,509	36,404
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 02/25/2029)(d)(e)	33,151	29,550
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 03/25/2044)(d)(e)	157,072	136,960
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 03/25/2035)(d)(e)	64,416	64,036
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(d)(e)	200,000	202,989
PRM5 Trust, Series 2025-PRM5, Class B, 4.76%, 03/10/2033(d)(e)	125,000	125,080
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2048)(d)(e)	100,000	63,149

	Par	Value
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 06/25/2037)(d)(e)	$25,237	$21,990
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 05/25/2026)(d)	37,237	32,674
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 09/25/2041)(d)(e)	100,000	74,032
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(e)	140,000	124,813
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034(d)(e)	132,549	134,173
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 06/25/2038)(d)(e)(f)	45,468	39,839
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,427,712)		5,314,943
	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%
Voya VACS Series EMHCD Fund(g)	135	1,443
Voya VACS Series HYB Fund(g)	95,489	989,263
Voya VACS Series SC Fund - Class SC(g)	361,709	3,805,178
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $4,872,721)		4,795,884
	Par
CORPORATE BONDS - 2.3%
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	$87,000	76,317
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,974
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 01/12/2026)	74,000	73,793
2.05%, 02/15/2028 (Callable 12/15/2027)	13,000	12,464
3.38%, 04/15/2029 (Callable 01/12/2026)	11,000	10,721
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	84,484
4.78%, 02/15/2035 (Callable 11/15/2034)	42,000	41,439
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	39,249
		349,441

The accompanying notes are an integral part of these financial statements.

16

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	$64,000	$57,659
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	56,557
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	41,694
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	85,424
		241,334
Consumer Staples - 0.1%
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	23,870
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	62,864
		86,734
Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	67,781
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	43,704
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	44,111
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	14,810
Ovintiv, Inc., 5.38%, 01/01/2026	60,000	59,985
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	34,000	34,210
		264,601
Financials - 0.9%
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030)(e)	25,000	25,408
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	191,452
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	25,827
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,874
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	95,726
Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	65,517
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(e)	62,000	58,198
2.50%, 01/10/2030 (Callable 10/10/2029)(e)	23,000	21,482

	Par	Value
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	$58,000	$56,910
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	61,277
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	23,000	22,887
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	190,072
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	97,095
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	48,000	47,359
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	29,567
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	7,138
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	39,348
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	29,931
Morgan Stanley
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	109,964
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	46,000	45,303
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	26,000	27,016
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	13,322
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	59,000	61,250
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	49,550
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(e)	52,000	51,327
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	23,175
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000	14,907

The accompanying notes are an integral part of these financial statements.

17

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	$11,000	$10,918
		1,481,800
Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	64,342
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	47,932
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	59,660
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	53,329
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	107,000	103,107
2.20%, 09/02/2030 (Callable 06/02/2030)	31,000	28,098
		356,468
Industrials - 0.0%(h)
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	72,364
Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	51,348
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	42,830
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	64,549
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	111,593
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	32,921
		303,241
Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	39,000	39,982
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	41,257
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	68,000	67,610
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	45,124
		193,973
Real Estate - 0.1%
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	39,569
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	65,581
		105,150

	Par	Value
Utilities - 0.2%
AES Corp., 1.38%, 01/15/2026	$45,000	$44,939
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	46,854
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	90,856
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	70,729
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	74,000	73,625
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	45,000	44,765
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	39,703
		411,471
TOTAL CORPORATE BONDS (Cost $3,902,891)		3,866,577
COLLATERALIZED LOAN OBLIGATIONS - 1.8%
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026)(e)	250,000	249,877
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R2, 5.16% (3 mo. Term SOFR + 1.24%), 01/15/2039, (1.24% Floor) (Callable 01/15/2028)(e)	250,000	249,907
CBAM Ltd., Series 2017-1A, Class AR2, 5.27% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(e)	250,000	251,068
CIFC Funding Ltd., Series 2022-4A, Class AR, 4.98% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026)(e)	250,000	249,634
Empower CLO Ltd., Series 2025-1A, Class A, 5.19% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(e)	250,000	250,548
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.94% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026)(e)	260,000	259,698
LoanCore, Series 2025-CRE9, Class A, 5.18% (1 mo. Term SOFR + 1.45%), 08/18/2042, (1.45% Floor) (Callable 05/15/2028)(e)	150,000	150,044
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 0.00% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor)(e)	250,000	250,000

The accompanying notes are an integral part of these financial statements.

18

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 5.20% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026)(e)	$250,000	$249,671
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.26% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026)(e)	250,000	250,541
OZLM Ltd., Series 2016-15A, Class A1R3, 4.93% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026)(e)	195,379	195,327
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.11%), 01/20/2034, (1.11% Floor) (Callable 04/20/2026)(e)	250,000	249,875
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.18% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028)(e)	250,000	250,294
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,105,379)		3,106,484
ASSET-BACKED SECURITIES - 1.4%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	31,895	31,439
Series 2016-1, 3.58%, 01/15/2028	1,144	1,127
Series 2016-2, 3.20%, 06/15/2028	10,521	10,243
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	100,000	102,265
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 03/15/2027)	200,000	203,329
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 01/25/2026)(d)(e)	110,569	95,262
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(e)	67,813	63,128
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)	100,000	100,435
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	77,660	68,121
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07%, 11/15/2030 (Callable 07/15/2029)(e)	150,000	151,483

	Par	Value
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 08/15/2027)	$150,000	$153,430
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	100,000	100,147
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027)(e)	46,313	41,578
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(e)	141,840	134,345
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(e)	35,914	30,076
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 05/15/2028)(e)	29,145	27,367
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 02/15/2029)(e)	22,912	21,127
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033)(e)	128,101	131,416
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(e)	100,000	103,271
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 01/10/2026)(e)	4,617	4,586
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 04/15/2028)	100,000	100,750
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 04/15/2028)	100,000	100,400
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(e)	57,796	54,850
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 02/25/2028)(e)	100,000	101,286
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(e)	90,692	81,396
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(e)	115,803	108,618

The accompanying notes are an integral part of these financial statements.

19

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 01/25/2026)(d)(e)	$116,150	$102,333
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 02/15/2028)	100,000	101,130
TOTAL ASSET-BACKED SECURITIES (Cost $2,357,090)		2,324,938
	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate - 0.4%
Healthcare Realty Trust, Inc.	3,940	66,783
Millrose Properties, Inc.	945	28,227
STAG Industrial, Inc.	1,260	46,318
VICI Properties, Inc.	11,100	312,132
Welltower, Inc.	1,198	222,361
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $548,909)		675,821
	Par
U.S. TREASURY SECURITIES - 0.2%
United States Treasury Note/Bond
4.13%, 06/15/2026	$33,600	33,689
0.88%, 09/30/2026	60,200	59,010
1.25%, 11/30/2026	90,100	88,245
1.50%, 01/31/2027	9,900	9,689
2.75%, 04/30/2027	300	297
3.75%, 04/30/2027	20,600	20,664
3.88%, 05/31/2027	64,800	65,134
3.25%, 06/30/2027	500	498
3.75%, 05/15/2028	17,800	17,898
3.88%, 07/15/2028	41,900	42,258
1.25%, 09/30/2028	700	659
4.13%, 10/31/2029	6,000	6,105
4.00%, 06/30/2032	1,000	1,007
2.75%, 08/15/2032	5,100	4,758
4.13%, 11/15/2032	4,300	4,352
3.50%, 02/15/2033	24,600	23,925

	Par	Value
4.25%, 05/15/2035	$14,000	$14,135
4.63%, 02/15/2055	41,000	39,605
TOTAL U.S. TREASURY SECURITIES (Cost $432,787)		431,928
TOTAL INVESTMENTS - 94.2% (Cost $128,349,815)		$161,163,809
Money Market Deposit Account - 4.9%(i)(j)		8,338,945
Other Assets in Excess of Liabilities - 0.9%		1,550,574
TOTAL NET ASSETS - 100.0%		$171,053,328

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $46,497.
(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $7,047,034 or 4.1% of the Fund’s net assets.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)	Represents less than 0.05% of net assets.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $48,577 which represented 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

20

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	03/20/2026	$ 345,047	$ (2,027)
				$ (2,027)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(1)	03/20/2026	$112,437	$388
U.S. Treasury 2 Year Notes	(15)	03/31/2026	3,131,836	(615)
U.S. Treasury 5 Year Notes	(4)	03/31/2026	437,219	649
U.S. Treasury Long Bonds	(4)	03/20/2026	462,375	3,679
U.S. Treasury Ultra Bonds	(3)	03/20/2026	354,000	5,525
				$ 9,626
Net Unrealized Appreciation (Depreciation)				$ 7,599

The Fund has recorded an asset of $3,164 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

21

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
December 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Total Return Index	Morgan Stanley	Receive	EFFR + 0.82%	Termination	02/27/2026	$29,998,420	$1,659,632
Net Unrealized Appreciation (Depreciation)							$1,659,632

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
EFFR - Effective Federal Funds Rate was 3.64% as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 98.5%
Communication Services - 0.8%
Anterix, Inc.(a)	567	$12,378
CuriosityStream, Inc.	5,848	22,222
EverQuote, Inc. - Class A(a)	119	3,213
Globalstar, Inc.(a)	228	13,917
Gogo, Inc.(a)	1,170	5,452
Grindr, Inc.(a)	416	5,633
IMAX Corp.(a)	1,623	59,986
Magnite, Inc.(a)	347	5,632
Sphere Entertainment Co.(a)	527	50,107
		178,540
Consumer Discretionary - 9.7%
Abercrombie & Fitch Co. - Class A(a)	381	47,956
Birkenstock Holding PLC(a)	2,080	85,072
Black Rock Coffee Bar, Inc. - Class A(a)	784	17,444
Boot Barn Holdings, Inc.(a)	491	86,647
Brinker International, Inc.(a)	180	25,834
Cavco Industries, Inc.(a)	12	7,089
Champion Homes, Inc.(a)	1,305	110,272
Dorman Products, Inc.(a)	495	60,979
Genius Sports Ltd.(a)	4,222	46,526
GigaCloud Technology, Inc. - Class A(a)	149	5,853
Global Business Travel Group(a)	481	3,680
Kontoor Brands, Inc.	523	31,950
Latham Group, Inc.(a)	984	6,248
LCI Industries	389	47,201
Life Time Group Holdings, Inc.(a)	2,810	74,690
Lincoln Educational Services Corp.(a)	1,986	47,962
Lindblad Expeditions Holdings, Inc.(a)	5,678	81,877
McGraw Hill, Inc.(a)(b)	1,070	17,655
Modine Manufacturing Co.(a)	79	10,547
Monarch Casino & Resort, Inc.	130	12,441
OneSpaWorld Holdings Ltd.	6,007	124,585
Pattern Group, Inc. - Class A(a)	6,862	79,187
Peloton Interactive, Inc. - Class A(a)	7,711	47,500
Revolve Group, Inc.(a)	323	9,751
Rush Street Interactive, Inc.(a)	1,592	30,933
SharkNinja, Inc.(a)	1,395	156,101
Stitch Fix, Inc. - Class A(a)	1,514	7,948
Super Group SGHC Ltd.	4,939	59,021
Texas Roadhouse, Inc.	1,120	185,920
ThredUp, Inc. - Class A(a)	7,872	50,302
TopBuild Corp.(a)	415	173,134
Universal Technical Institute, Inc.(a)	2,458	64,228
Urban Outfitters, Inc.(a)	874	65,777
Warby Parker, Inc. - Class A(a)	6,193	134,945
Wingstop, Inc.	540	128,785
Wolverine World Wide, Inc.	691	12,542
		2,158,582
Consumer Staples - 1.9%
Celsius Holdings, Inc.(a)	3,275	149,798
Chefs’ Warehouse, Inc.(a)	505	31,477

	Shares	Value
Lifevantage Corp.(b)	1,644	$10,127
Oddity Tech Ltd. - Class A(a)	924	37,126
Vita Coco Co., Inc.(a)	1,859	98,546
Vital Farms, Inc.(a)	2,645	84,481
		411,555
Energy - 3.9%
Cactus, Inc. - Class A	556	25,398
Centrus Energy Corp. - Class A(a)	460	111,670
Energy Fuels, Inc./Canada(a)	271	3,940
Energy Services of America Corp.	1,207	9,861
Excelerate Energy, Inc. - Class A	6,437	180,558
Gulfport Energy Corp.(a)	19	3,952
Hallador Energy Co.(a)	188	3,580
Oceaneering International, Inc.(a)	6,200	148,986
Par Pacific Holdings, Inc.(a)	607	21,330
Permian Resources Corp.	9,260	129,918
Schlumberger NV	229	8,789
Solaris Oilfield Infrastructure, Inc. - Class A	3,100	142,507
Tidewater, Inc.(a)	512	25,861
World Kinect Corp.	2,482	58,153
		874,503
Financials - 10.3%
Amerant Bancorp, Inc.	1,594	31,099
American Coastal Insurance Corp.	692	8,740
American Integrity Insurance Group, Inc.(a)	242	5,041
Arrow Financial Corp.	334	10,488
Artisan Partners Asset Management, Inc. - Class A	1,564	63,717
Banc of California, Inc.	3,560	68,672
Bank of Hawaii Corp.	244	16,682
Bank OZK	1,790	82,376
Bowhead Specialty Holdings, Inc.(a)	1,290	36,817
Burford Capital Ltd.	1,564	13,951
Chime Financial, Inc. - Class A(a)	3,855	97,030
Coastal Financial Corp.(a)	670	76,775
Customers Bancorp, Inc.(a)	322	23,545
Dave, Inc.(a)	501	110,926
Enova International, Inc.(a)	250	39,300
FinWise Bancorp(a)	344	6,171
First BanCorp/Puerto Rico	748	15,506
FirstCash Holdings, Inc.	500	79,690
Five Star Bancorp	80	2,862
HCI Group, Inc.	232	44,472
Heritage Insurance Holdings, Inc.(a)	505	14,776
Hippo Holdings, Inc.(a)	299	8,994
I3 Verticals, Inc. - Class A(a)	3,913	98,568
Kingstone Cos., Inc.	865	14,558
Lemonade, Inc.(a)	400	28,472
LendingTree, Inc.(a)	651	34,562
Live Oak Bancshares, Inc.	223	7,660
Marex Group PLC	2,034	78,024
Marqeta, Inc. - Class A(a)	1,044	4,959

The accompanying notes are an integral part of these financial statements.

23

SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Meridian Corp.	562	$9,880
Miami International Holdings, Inc.(a)	1,472	65,327
Moelis & Co. - Class A	584	40,144
Neptune Insurance Holdings, Inc. - Class A(a)	1,010	29,452
NerdWallet, Inc. - Class A(a)	3,100	42,005
Nicolet Bankshares, Inc.	118	14,313
Northfield Bancorp, Inc.	575	6,572
OppFi, Inc.	4,525	47,332
Oscar Health, Inc. - Class A(a)	782	11,237
Pagseguro Digital Ltd. - Class A	3,504	33,779
Palomar Holdings, Inc.(a)	341	45,953
Paymentus Holdings, Inc. - Class A(a)	3,374	106,585
Perella Weinberg Partners	9,910	171,443
Piper Sandler Cos.	250	84,928
PJT Partners, Inc. - Class A	308	51,498
Root, Inc./OH(a)	358	25,858
SelectQuote, Inc.(a)	2,700	3,807
Sezzle, Inc.(a)	402	25,517
SiriusPoint Ltd.(a)	180	3,940
Skyward Specialty Insurance Group, Inc.(a)	1,493	76,307
StoneCo Ltd. - Class A(a)	2,920	43,187
Tiptree, Inc.	202	3,691
Triumph Financial, Inc.(a)	1,898	118,872
Trupanion, Inc.(a)	204	7,624
Unity Bancorp, Inc.	205	10,603
Upstart Holdings, Inc.(a)	234	10,233
Victory Capital Holdings, Inc. - Class A	94	5,930
WisdomTree, Inc.	5,165	62,961
		2,283,411
Health Care - 29.7%(c)
10X Genomics, Inc. - Class A(a)	1,301	21,219
ACADIA Pharmaceuticals, Inc.(a)	1,368	36,539
Adaptive Biotechnologies Corp.(a)	10,575	171,738
ADMA Biologics, Inc.(a)	13,128	239,455
Akebia Therapeutics, Inc.(a)	6,524	10,504
Alignment Healthcare, Inc.(a)	549	10,843
Alkermes PLC(a)	2,967	83,017
Alphatec Holdings, Inc.(a)	1,291	27,163
Amneal Pharmaceuticals, Inc.(a)	3,634	45,788
Amphastar Pharmaceuticals, Inc.(a)	381	10,203
AnaptysBio, Inc.(a)	91	4,412
ANI Pharmaceuticals, Inc.(a)	2,275	179,588
Apogee Therapeutics, Inc.(a)	54	4,076
Arcellx, Inc.(a)	905	59,006
Arcutis Biotherapeutics, Inc.(a)	3,068	89,095
Ardelyx, Inc.(a)	5,080	29,616
Arrowhead Pharmaceuticals, Inc.(a)	575	38,174
ARS Pharmaceuticals, Inc.(a)	500	5,825
Artivion, Inc.(a)	3,052	139,202
Aurinia Pharmaceuticals, Inc.(a)	3,962	63,194
Aveanna Healthcare Holdings, Inc.(a)	956	7,811

	Shares	Value
Axsome Therapeutics, Inc.(a)	192	$35,067
Beta Bionics, Inc.(a)	3,869	117,888
BillionToOne, Inc.(a)	428	35,028
BioCryst Pharmaceuticals, Inc.(a)	5,323	41,519
Biohaven Ltd.(a)	605	6,830
Biote Corp.(a)	1,873	4,870
Bioventus, Inc. - Class A(a)	4,374	32,543
BridgeBio Pharma, Inc.(a)	512	39,163
BrightSpring Health Services, Inc.(a)	166	6,217
CareDx, Inc.(a)	845	15,920
Catalyst Pharmaceuticals, Inc.(a)	2,331	54,406
Celcuity, Inc.(a)	1,656	165,169
Ceribell, Inc.(a)	1,512	33,158
CG oncology, Inc.(a)	1,094	45,423
Chemed Corp.	260	111,244
ChromaDex Corp.(a)	5,142	32,703
Claritev Corp.(a)(b)	79	3,377
Cogent Biosciences, Inc.(a)	7,435	264,091
Collegium Pharmaceutical, Inc.(a)	308	14,260
Community Health Systems, Inc.(a)	2,119	6,611
CONMED Corp.	274	11,124
Corcept Therapeutics, Inc.(a)	99	3,445
CorMedix, Inc.(a)(b)	1,834	21,329
Crinetics Pharmaceuticals, Inc.(a)	339	15,780
Cytokinetics, Inc.(a)	207	13,153
Day One Biopharmaceuticals, Inc.(a)	1,555	14,493
Disc Medicine, Inc.(a)	159	12,626
Edgewise Therapeutics, Inc.(a)	281	6,973
Electromed, Inc.(a)	154	4,484
Enliven Therapeutics, Inc.(a)	820	12,628
Ensign Group, Inc.	557	97,029
Eton Pharmaceuticals, Inc.(a)	288	4,870
GeneDx Holdings Corp.(a)	1,183	153,861
Geron Corp.(a)	9,144	12,070
Glaukos Corp.(a)	246	27,776
Guardant Health, Inc.(a)	542	55,360
Halozyme Therapeutics, Inc.(a)	446	30,016
Harmony Biosciences Holdings, Inc.(a)	946	35,399
Harrow, Inc.(a)	443	21,707
HealthEquity, Inc.(a)	1,819	166,639
HeartFlow, Inc.(a)	1,945	56,697
Hims & Hers Health, Inc.(a)	809	26,268
Hinge Health, Inc. - Class A(a)	803	37,299
Immunome, Inc.(a)	200	4,296
Indivior PLC(a)	1,834	65,804
Innoviva, Inc.(a)	2,231	44,598
Iovance Biotherapeutics, Inc.(a)	1,176	3,210
iRhythm Technologies, Inc.(a)	76	13,485
Ironwood Pharmaceuticals, Inc.(a)	1,753	5,908
KalVista Pharmaceuticals, Inc.(a)	265	4,280
Kestra Medical Technologies Ltd.(a)	1,735	46,012
Krystal Biotech, Inc.(a)	70	17,258
Kymera Therapeutics, Inc.(a)	73	5,680
LeMaitre Vascular, Inc.	2,090	169,499

The accompanying notes are an integral part of these financial statements.

24

SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
LifeStance Health Group, Inc.(a)	663	$4,668
Ligand Pharmaceuticals, Inc.(a)	1,492	282,092
Liquidia Corp.(a)	916	31,593
Madrigal Pharmaceuticals, Inc.(a)	150	87,351
MannKind Corp.(a)	1,486	8,426
Medpace Holdings, Inc.(a)	367	206,126
Merit Medical Systems, Inc.(a)	1,330	117,226
Mesa Laboratories, Inc.	978	76,773
MiMedx Group, Inc.(a)	9,069	61,397
Mineralys Therapeutics, Inc.(a)	2,903	105,350
Mirum Pharmaceuticals, Inc.(a)	2,138	168,881
NewAmsterdam Pharma Co. NV(a)	1,293	45,358
Nutex Health, Inc.(a)(b)	24	3,951
Ocular Therapeutix, Inc.(a)	377	4,577
Omada Health, Inc.(a)	2,884	45,510
Organogenesis Holdings, Inc.(a)	3,049	15,794
ORIC Pharmaceuticals, Inc.(a)	4,980	40,736
Pacira BioSciences, Inc.(a)	287	7,428
PACS Group, Inc.(a)	279	10,711
Pennant Group, Inc.(a)	142	3,997
Phibro Animal Health Corp. - Class A	772	28,842
Praxis Precision Medicines, Inc.(a)	298	87,833
PROCEPT BioRobotics Corp.(a)	110	3,461
Progyny, Inc.(a)	109	2,799
Protagonist Therapeutics, Inc.(a)	149	13,014
Prothena Corp. PLC(a)	1,576	15,051
PTC Therapeutics, Inc.(a)	1,847	140,298
Recursion Pharmaceuticals, Inc. - Class A(a)	5,041	20,618
Repligen Corp.(a)	1,065	174,511
Rhythm Pharmaceuticals, Inc.(a)	1,288	137,867
Rigel Pharmaceuticals, Inc.(a)	513	21,972
Scholar Rock Holding Corp.(a)	421	18,545
Soleno Therapeutics, Inc.(a)	809	37,457
Spyre Therapeutics, Inc.(a)	125	4,095
Stevanato Group SpA	8,317	167,338
Stoke Therapeutics, Inc.(a)	890	28,249
Syndax Pharmaceuticals, Inc.(a)	1,925	40,444
Tarsus Pharmaceuticals, Inc.(a)	2,952	241,710
Taysha Gene Therapies, Inc.(a)	1,147	6,308
Terns Pharmaceuticals, Inc.(a)	3,910	157,964
TG Therapeutics, Inc.(a)	2,294	68,384
Theravance Biopharma, Inc.(a)	1,785	33,397
TransMedics Group, Inc.(a)	845	102,794
Travere Therapeutics, Inc.(a)	1,846	70,536
UFP Technologies, Inc.(a)	41	9,103
UroGen Pharma Ltd.(a)	313	7,330
Veracyte, Inc.(a)	1,042	43,868
Vericel Corp.(a)	535	19,265
Viridian Therapeutics, Inc.(a)	194	6,037
XOMA Royalty Corp.(a)	252	6,701
		6,606,747

	Shares	Value
Industrials - 20.5%
AAON, Inc.	2,755	$210,069
AAR Corp.(a)	411	34,027
Aebi Schmidt Holding AG	217	2,745
AeroVironment, Inc.(a)(b)	139	33,623
American Superconductor Corp.(a)	653	18,793
Amprius Technologies, Inc.(a)	450	3,551
Archer Aviation, Inc. - Class A(a)	3,548	26,681
Argan, Inc.	670	209,924
AZZ, Inc.	112	12,004
BlackSky Technology, Inc.(a)	3,002	56,287
Bloom Energy Corp. - Class A(a)	1,086	94,363
Blue Bird Corp.(a)	754	35,438
Brink’s Co.	216	25,214
Cardinal Infrastructure Group, Inc. - Class A(a)	3,486	84,291
Casella Waste Systems, Inc. - Class A(a)	2,250	220,365
CECO Environmental Corp.(a)	1,812	108,448
Centuri Holdings, Inc.(a)	956	24,139
Cimpress PLC(a)	426	28,367
Comfort Systems USA, Inc.	20	18,666
Construction Partners, Inc. - Class A(a)	385	41,792
Dycom Industries, Inc.(a)	25	8,448
Eos Energy Enterprises, Inc.(a)	313	3,587
ESCO Technologies, Inc.	227	44,354
Federal Signal Corp.	2,362	256,490
FTAI Infrastructure, Inc.	741	3,416
Granite Construction, Inc.	456	52,600
Healthcare Services Group, Inc.(a)	152	2,906
Herc Holdings, Inc.	98	14,541
Hertz Global Holdings, Inc.(a)	2,890	14,855
Huron Consulting Group, Inc.(a)	455	78,674
IBEX Holdings Ltd.(a)	950	36,271
IES Holdings, Inc.(a)	54	21,007
Innodata, Inc.(a)	1,000	50,950
Interface, Inc.	317	8,851
Joby Aviation, Inc.(a)	816	10,771
John Bean Technologies Corp.	302	45,502
Karman Holdings, Inc.(a)	1,725	126,218
Kratos Defense & Security Solutions, Inc.(a)	380	28,846
Legalzoom.com, Inc.(a)	499	4,955
Legence Corp. - Class A(a)	1,611	69,337
Leonardo DRS, Inc.	478	16,295
LSI Industries, Inc.	460	8,427
Matrix Service Co.(a)	775	9,068
Mercury Systems, Inc.(a)	1,610	117,546
MYR Group, Inc.(a)	60	13,110
NEXTracker, Inc. - Class A(a)	954	83,103
NuScale Power Corp.(a)	741	10,500
Orion Group Holdings, Inc.(a)	298	2,962
Paylocity Holding Corp.(a)	1,135	173,088
Planet Labs PBC(a)	4,731	93,295
Powell Industries, Inc.	128	40,804
Primoris Services Corp.	1,828	226,928

The accompanying notes are an integral part of these financial statements.

25

SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Rocket Lab Corp.(a)	66	$4,604
Saia, Inc.(a)	530	173,056
Simpson Manufacturing Co., Inc.	1,020	164,699
SPX Technologies, Inc.(a)	85	17,005
Standex International Corp.	347	75,396
Sterling Infrastructure, Inc.(a)	582	178,226
TAT Technologies Ltd.(a)	2,462	109,953
UL Solutions, Inc.	2,700	212,922
Upwork, Inc.(a)	532	10,544
V2X, Inc.(a)	544	29,675
Vicor Corp.(a)	329	36,058
VSE Corp.	538	92,950
Watts Water Technologies, Inc. - Class A	34	9,385
Willdan Group, Inc.(a)	1,543	159,947
WillScot Mobile Mini Holdings Corp.	3,189	60,049
Xometry, Inc. - Class A(a)	2,664	158,428
Zurn Elkay Water Solutions Corp.	2,245	104,370
		4,563,759
Information Technology - 18.4%
Advanced Energy Industries, Inc.	536	112,222
Agilysys, Inc.(a)	963	114,443
Ambarella, Inc.(a)	1,205	85,362
Appfolio, Inc. - Class A(a)	745	173,324
Appian Corp. - Class A(a)	849	30,072
Applied Digital Corp.(a)	6,247	153,176
Arlo Technologies, Inc.(a)	5,765	80,652
Asana, Inc. - Class A(a)	676	9,268
Axcelis Technologies, Inc.(a)	102	8,195
Badger Meter, Inc.	154	26,859
Bel Fuse, Inc. - Class B	560	94,993
Belden, Inc.	89	10,373
BigCommerce Holdings, Inc.(a)	1,033	4,256
Braze, Inc. - Class A(a)	1,299	44,543
Calix, Inc.(a)	2,954	156,355
Cerence, Inc.(a)	452	4,832
CleanSpark, Inc.(a)	317	3,208
Clear Secure, Inc. - Class A	563	19,750
CommScope Holding Co., Inc.(a)	1,540	27,920
Commvault Systems, Inc.(a)	80	10,029
Credo Technology Group Holding Ltd.(a)	861	123,889
Daktronics, Inc.(a)	670	13,246
D-Wave Quantum, Inc.(a)	2,674	69,925
Evolv Technologies Holdings, Inc.(a)	2,793	19,998
Extreme Networks, Inc.(a)	542	9,024
Fabrinet(a)	259	117,918
Fastly, Inc. - Class A(a)	267	2,718
FormFactor, Inc.(a)	415	23,149
Freshworks, Inc. - Class A(a)	542	6,639
Gilat Satellite Networks Ltd.(a)	3,476	44,979
Grid Dynamics Holdings, Inc.(a)	3,058	27,614
Guidewire Software, Inc.(a)	785	157,793
Harmonic, Inc.(a)	442	4,371

	Shares	Value
Impinj, Inc.(a)	283	$49,245
Intapp, Inc.(a)	293	13,425
IonQ, Inc.(a)	1,628	73,048
Knowles Corp.(a)	2,076	44,489
Kulicke & Soffa Industries, Inc.	1,085	49,433
Life360, Inc.(a)	253	16,227
MACOM Technology Solutions Holdings, Inc.(a)	975	166,998
MARA Holdings, Inc.(a)	651	5,846
Napco Security Technologies, Inc.	542	22,601
nCino, Inc.(a)	5,560	142,558
nLight, Inc.(a)	2,086	78,246
OSI Systems, Inc.(a)	383	97,688
Ouster, Inc.(a)	3,052	66,045
Pagaya Technologies Ltd. - Class A(a)	1,591	33,252
PDF Solutions, Inc.(a)	5,035	143,649
Pegasystems, Inc.	5,940	354,737
Q2 Holdings, Inc.(a)	151	10,896
Qualys, Inc.(a)	237	31,497
Quantum Computing, Inc.(a)	2,646	27,148
Rambus, Inc.(a)	1,579	145,094
Red Violet, Inc.	910	51,825
Rezolve AI PLC(a)(b)	3,426	8,805
Rigetti Computing, Inc.(a)	1,436	31,807
Sanmina Corp.(a)	396	59,428
Semtech Corp.(a)	913	67,279
Silicon Laboratories, Inc.(a)	365	47,706
SiTime Corp.(a)	131	46,268
SoundHound AI, Inc. - Class A(a)(b)	2,044	20,379
Sprout Social, Inc. - Class A(a)	2,814	31,714
Tenable Holdings, Inc.(a)	1,211	28,495
Terawulf, Inc.(a)(b)	10,246	117,727
Viavi Solutions, Inc.(a)	1,783	31,773
WM Technology, Inc.(a)	9,160	7,558
Workiva, Inc.(a)	2,057	177,416
Zeta Global Holdings Corp. - Class A(a)	235	4,782
		4,096,179
Materials - 1.9%
Ardagh Metal Packaging SA	3,152	12,923
Balchem Corp.	502	76,987
Carpenter Technology Corp.	61	19,205
Century Aluminum Co.(a)	1,007	39,454
Coeur Mining, Inc.(a)	2,930	52,242
Constellium SE(a)	1,293	24,373
Contango ORE, Inc.(a)	268	7,078
Ferroglobe Representation & Warranty Insurance Trust(a)(d)	840	0
Hecla Mining Co.	1,381	26,501
Kaiser Aluminum Corp.	402	46,174
Lifezone Metals Ltd.(a)	2,330	9,949
Materion Corp.	116	14,421
NovaGold Resources, Inc.(a)	2,003	18,668
Perpetua Resources Corp.(a)	471	11,403
PureCycle Technologies, Inc.(a)(b)	471	4,046

The accompanying notes are an integral part of these financial statements.

26

SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Sensient Technologies Corp.	271	$25,461
Titan America SA	1,273	20,979
United States Lime & Minerals, Inc.	138	16,524
		426,388
Real Estate - 0.9%
Compass, Inc. - Class A(a)	789	8,340
Jones Lang LaSalle, Inc.(a)	495	166,553
Real Brokerage, Inc.(a)	3,230	11,789
		186,682
Utilities - 0.5%
Cadiz, Inc.(a)	722	4,050
Consolidated Water Co Ltd.	370	13,057
Genie Energy Ltd. - Class B	766	10,556
Otter Tail Corp.	135	10,909
WaterBridge Infrastructure LLC - Class A(a)	3,055	61,131
		99,703
TOTAL COMMON STOCKS (Cost $17,528,971)		21,886,049
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate - 0.4%
NETSTREIT Corp.(b)	4,088	72,112
Phillips Edison & Co., Inc.	94	3,344
Postal Realty Trust, Inc. - Class A	913	14,736
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $92,835)		90,192
RIGHTS - 0.0%(e)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00(a)(c)(d)	321	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 98.9% (Cost $17,621,806)		$21,976,241
Money Market Deposit Account - 2.3%(f)(g)		501,861
Liabilities in Excess of Other Assets - (1.2)%		(248,761)
TOTAL NET ASSETS - 100.0%		$22,229,341

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $191,122.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $198,135 which represented 0.9% of net assets.

The accompanying notes are an integral part of these financial statements.

27

Small Company Value Portfolio
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 92.7%
Communication Services - 0.6%
AMC Entertainment Holdings, Inc.(a)	9,340	$14,570
Bumble, Inc. - Class A(a)	1,130	4,034
CuriosityStream, Inc.	5,030	19,114
Emerald Holding, Inc.	1,150	5,140
National CineMedia, Inc.	4,630	18,011
Sphere Entertainment Co.(a)	270	25,672
Stagwell, Inc.(a)	3,920	19,169
TEGNA, Inc.	680	13,199
Webtoon Entertainment, Inc.(a)(b)	380	4,951
		123,860
Consumer Discretionary - 11.7%
Academy Sports & Outdoors, Inc.	1,200	59,952
Accel Entertainment, Inc.(a)	1,970	22,478
Adient PLC(a)	2,233	42,807
Advance Auto Parts, Inc.	700	27,510
A-Mark Precious Metals, Inc.	1,990	67,760
American Axle & Manufacturing Holdings, Inc.(a)	2,470	15,833
American Eagle Outfitters, Inc.	3,863	101,867
Asbury Automotive Group, Inc.(a)	90	20,928
Bath & Body Works, Inc.	530	10,642
Bloomin’ Brands, Inc.	1,940	11,970
Boyd Gaming Corp.	180	15,343
Brunswick Corp.	430	31,923
Capri Holdings Ltd.(a)	1,350	32,940
Carter’s, Inc.	530	17,188
Century Communities, Inc.	919	54,543
Citi Trends, Inc.(a)	240	9,974
Columbia Sportswear Co.	270	14,874
Cricut, Inc. - Class A	2,000	9,900
Dana, Inc.	1,980	47,045
Dave & Buster’s Entertainment, Inc.(a)	530	8,591
Denny’s Corp.(a)	2,140	13,311
El Pollo Loco Holdings, Inc.(a)	1,440	15,062
EVgo, Inc.(a)	1,130	3,288
Flexsteel Industries, Inc.	1,120	44,229
Garrett Motion, Inc.	4,090	71,289
Gentex Corp.	1,040	24,201
Gentherm, Inc.(a)	820	29,823
GigaCloud Technology, Inc. - Class A(a)	1,860	73,061
G-III Apparel Group Ltd.	560	16,218
Goodyear Tire & Rubber Co.(a)	4,060	35,566
Green Brick Partners, Inc.(a)	529	33,147
Group 1 Automotive, Inc.	50	19,665
Harley-Davidson, Inc.	1,010	20,695
Haverty Furniture Cos., Inc.	980	22,893
Helen of Troy Ltd.(a)	860	18,275
Hilton Grand Vacations, Inc.(a)	620	27,745
Holley, Inc.(a)	4,400	18,172
International Game Technology PLC	1,780	27,554
JAKKS Pacific, Inc.	710	11,985

	Shares	Value
Johnson Outdoors, Inc. - Class A	915	$38,842
KB Home	140	7,897
Kohl’s Corp.	1,930	39,391
Kontoor Brands, Inc.	280	17,105
Latham Group, Inc.(a)	850	5,398
Laureate Education, Inc.(a)	530	17,845
La-Z-Boy, Inc.	820	30,561
LCI Industries	580	70,377
Lear Corp.	240	27,504
Legacy Housing Corp.(a)	290	5,661
Leggett & Platt, Inc.	1,540	16,940
Lindblad Expeditions Holdings, Inc.(a)	702	10,123
M/I Homes, Inc.(a)	554	70,884
MarineMax, Inc.(a)	600	14,538
Marriott Vacations Worldwide Corp.	410	23,653
Mattel, Inc.(a)	730	14,483
McGraw Hill, Inc.(a)(b)	680	11,220
Monarch Casino & Resort, Inc.	80	7,656
OneWater Marine, Inc. - Class A(a)	1,590	17,204
Oxford Industries, Inc.	540	18,468
Peloton Interactive, Inc. - Class A(a)	6,280	38,685
Perdoceo Education Corp.	865	25,370
PetMed Express, Inc.(a)	1,060	3,392
Phinia, Inc.	1,020	63,944
Polaris, Inc.	320	20,240
PVH Corp.	180	12,064
RealReal Inc/The(a)	280	4,418
Red Rock Resorts, Inc. - Class A	5,113	316,750
Rocky Brands, Inc.	1,880	55,140
Sabre Corp.(a)	2,520	3,427
Sally Beauty Holdings, Inc.(a)	2,560	36,506
Signet Jewelers Ltd.	130	10,774
Sonic Automotive, Inc. - Class A	270	16,702
Steven Madden Ltd.	610	25,400
Taylor Morrison Home Corp.(a)	347	20,428
Thor Industries, Inc.	280	28,748
Topgolf Callaway Brands Corp.(a)	1,570	18,322
Travel + Leisure Co.	380	26,801
Tri Pointe Homes, Inc.(a)	635	19,984
United Parks & Resorts, Inc.(a)	510	18,513
Upbound Group, Inc.	890	15,628
Urban Outfitters, Inc.(a)	800	60,208
Visteon Corp.	420	39,942
Winnebago Industries, Inc.	1,330	53,892
YETI Holdings, Inc.(a)	300	13,251
Zumiez, Inc.(a)	760	19,798
		2,584,324
Consumer Staples - 2.7%
Central Garden & Pet Co.(a)	430	13,824
Edgewell Personal Care Co.	740	12,617
Energizer Holdings, Inc.	565	11,238
Grocery Outlet Holding Corp.(a)	740	7,474
Herbalife Ltd.(a)	2,500	32,225

The accompanying notes are an integral part of these financial statements.

28

Small Company Value Portfolio
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
John B Sanfilippo & Son, Inc.	320	$22,592
Lancaster Colony Corp.	271	44,558
Mama’s Creations, Inc.(a)	6,784	91,516
Oil-Dri Corp. of America	2,758	134,977
Reynolds Consumer Products, Inc.	1,100	25,212
United Natural Foods, Inc.(a)	1,350	45,454
Utz Brands, Inc.	13,541	140,556
Village Super Market, Inc. - Class A	294	10,406
		592,649
Energy - 6.7%
Ardmore Shipping Corp.	730	7,731
Baytex Energy Corp.	8,513	27,497
Cactus, Inc. - Class A	350	15,988
California Resources Corp.	979	43,771
Calumet, Inc.(a)	1,210	24,043
Centrus Energy Corp. - Class A(a)	90	21,849
Clean Energy Fuels Corp.(a)	11,360	23,856
CNX Resources Corp.(a)	320	11,766
Core Laboratories, Inc.	810	12,984
Core Natural Resources, Inc.	50	4,426
Crescent Energy Co. - Class A	6,519	54,692
CVR Energy, Inc.(a)	790	20,098
Delek US Holdings, Inc.	640	18,982
Diversified Energy Co.	1,590	23,023
Dorian LPG Ltd.	750	18,255
Energy Fuels, Inc./Canada(a)	1,080	15,703
Excelerate Energy, Inc. - Class A	1,320	37,026
Expro Group Holdings NV(a)	2,800	37,380
Green Plains, Inc.(a)	470	4,606
Helix Energy Solutions Group, Inc.(a)	2,070	12,979
Innovex International, Inc.(a)	1,630	35,648
International Seaways, Inc.	180	8,739
Kodiak Gas Services, Inc.	470	17,578
Kosmos Energy Ltd.(a)	22,150	20,099
Liberty Energy, Inc.	1,770	32,674
Magnolia Oil & Gas Corp. - Class A	10,146	222,096
Murphy Oil Corp.	810	25,313
National Energy Services Reunited Corp.(a)	1,190	18,636
NextDecade Corp.(a)	4,390	23,135
Noble Corp. PLC	510	14,402
Northern Oil & Gas, Inc.(b)	1,250	26,838
NOV, Inc.	1,680	26,258
Oceaneering International, Inc.(a)	462	11,102
Oil States International, Inc.(a)	3,460	23,424
Par Pacific Holdings, Inc.(a)	1,450	50,953
Patterson-UTI Energy, Inc.	744	4,546
PBF Energy, Inc. - Class A	1,560	42,307
ProFrac Holding Corp. - Class A(a)(b)	3,620	14,082
ProPetro Holding Corp.(a)	1,320	12,553
Ranger Energy Services, Inc. - Class A	380	5,312
REX American Resources Corp.(a)	910	29,411

	Shares	Value
RPC, Inc.	2,830	$15,395
Scorpio Tankers, Inc.	460	23,382
Select Water Solutions, Inc.	1,180	12,414
SM Energy Co.	1,230	23,001
Talos Energy, Inc.(a)	2,370	26,117
Teekay Corp. Ltd.	2,670	24,110
Tidewater, Inc.(a)	840	42,428
Transocean Ltd.(a)	15,760	65,089
VAALCO Energy, Inc.	7,110	25,880
Valaris Ltd.(a)	410	20,664
Weatherford International PLC	200	15,652
World Kinect Corp.	3,230	75,679
		1,471,572
Financials - 28.0%(c)
1st Source Corp.	1,450	90,611
Abacus Global Management, Inc.	730	6,242
Alerus Financial Corp.	2,147	48,350
Amerant Bancorp, Inc.	1,790	34,923
American Coastal Insurance Corp.	568	7,174
Arrow Financial Corp.	240	7,536
Artisan Partners Asset Management, Inc. - Class A	980	39,925
Aspen Insurance Holdings Ltd. - Class A(a)	550	20,405
Associated Banc-Corp.	570	14,683
Assured Guaranty Ltd.	175	15,727
Banc of California, Inc.	5,122	98,803
BancFirst Corp.	431	45,695
Banco Latinoamericano de Comercio Exterior SA	1,275	56,865
Bank of Marin Bancorp	1,564	40,680
Bank of NT Butterfield & Son Ltd.	1,028	51,215
Bank OZK	5,205	239,534
Bank7 Corp.	1,990	81,550
BankUnited, Inc.	2,160	96,271
BayCom Corp.	240	7,056
Berkshire Hills Bancorp, Inc.	1,911	50,393
BGC Group, Inc. - Class A	4,292	38,328
BOK Financial Corp.	424	50,227
Bread Financial Holdings, Inc.	1,348	99,792
Bridgewater Bancshares, Inc.(a)	550	9,642
Burford Capital Ltd.	520	4,638
Burke & Herbert Financial Services Corp.	250	15,577
Camden National Corp.	360	15,617
Capital Bancorp, Inc.	260	7,324
Capitol Federal Financial, Inc.	3,910	26,627
Carter Bankshares, Inc.(a)	370	7,274
Cass Information Systems, Inc.	160	6,643
Cathay General Bancorp	560	27,098
Central Pacific Financial Corp.	720	22,435
City Holding Co.	117	13,946
Civista Bancshares, Inc.	300	6,666
Claros Mortgage Trust, Inc.(a)	13,480	41,249

The accompanying notes are an integral part of these financial statements.

29

Small Company Value Portfolio
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
CNB Financial Corp.	300	$7,851
CNO Financial Group, Inc.	680	28,880
Colony Bankcorp, Inc.	1,200	21,384
Columbia Banking System, Inc.	1,041	29,096
Community Financial System, Inc.	624	35,843
Community Trust Bancorp, Inc.	475	26,838
Compass Diversified Holdings	1,970	9,456
ConnectOne Bancorp, Inc.	996	26,115
Diamond Hill Investment Group, Inc.	140	23,730
Dime Community Bancshares, Inc.	940	28,285
Eagle Bancorp Montana, Inc.	592	11,781
Eagle Bancorp, Inc.	1,330	28,489
Employers Holdings, Inc.	305	13,167
Enact Holdings, Inc.	990	39,244
Encore Capital Group, Inc.(a)	980	53,263
Enova International, Inc.(a)	226	35,527
Enterprise Financial Services Corp.	360	19,440
Esquire Financial Holdings, Inc.	407	41,542
Essent Group Ltd.	435	28,279
Euronet Worldwide, Inc.(a)	330	25,116
F&G Annuities & Life, Inc.	690	21,287
Farmers National Banc Corp.	477	6,354
FB Financial Corp.	1,149	64,114
Federated Hermes, Inc.	535	27,857
Fidelis Insurance Holdings Ltd.	1,150	22,505
Financial Institutions, Inc.	630	19,637
First BanCorp/Puerto Rico	1,910	39,594
First Busey Corp.	1,161	27,620
First Commonwealth Financial Corp.	3,110	52,435
First Financial Bancorp	1,196	29,924
First Financial Corp.	818	49,424
First Foundation, Inc.(a)	3,890	23,962
First Hawaiian, Inc.	1,170	29,601
First Internet Bancorp	360	7,513
First Interstate BancSystem, Inc. - Class A	580	20,068
First Merchants Corp.	725	27,173
First Mid Bancshares, Inc.	370	14,430
First Western Financial, Inc.(a)	2,036	54,585
FirstSun Capital Bancorp(a)	390	14,678
Five Star Bancorp	220	7,872
Flushing Financial Corp.	800	12,136
FNB Corp.	470	8,037
Fulton Financial Corp.	3,750	72,488
Genworth Financial, Inc. - Class A(a)	5,681	51,299
Glacier Bancorp, Inc.	2,330	102,637
Great Southern Bancorp, Inc.	220	13,543
Hamilton Insurance Group Ltd. - Class B(a)	190	5,301
Hamilton Lane, Inc. - Class A	240	32,234
Hancock Whitney Corp.	1,655	105,390
Hanmi Financial Corp.	1,450	39,194

	Shares	Value
Hanover Insurance Group, Inc.	120	$21,932
HBT Financial, Inc.	1,280	33,088
Heritage Commerce Corp.	1,700	20,417
Heritage Financial Corp.	600	14,190
Heritage Insurance Holdings, Inc.(a)	220	6,437
Hilltop Holdings, Inc.	840	28,510
Hingham Institution for Savings	80	22,717
Home Bancorp, Inc.	260	15,028
Home BancShares, Inc.	4,431	123,093
HomeStreet, Inc. - Class A	520	7,608
Hope Bancorp, Inc.	2,620	28,715
Horace Mann Educators Corp.	350	16,163
Horizon Bancorp, Inc.	1,240	21,030
Huntington Bancshares, Inc.	1,735	30,102
Independent Bank Corp.	1,689	123,432
International Bancshares Corp.	799	53,086
International General Insurance Holdings Ltd.	6,923	173,698
International Money Express, Inc.(a)	920	14,131
Invesco Ltd.	550	14,448
Jackson Financial, Inc. - Class A	590	62,924
Janus Henderson Group PLC	360	17,125
Kearny Financial Corp.	1,760	13,042
Kemper Corp.	570	23,108
LendingClub Corp.(a)	3,498	66,252
LendingTree, Inc.(a)	540	28,669
Lincoln National Corp.	520	23,156
Live Oak Bancshares, Inc.	5,188	178,208
loanDepot, Inc. - Class A(a)	4,600	9,522
Marex Group PLC	940	36,058
Mercantile Bank Corp.	450	21,645
Merchants Bancorp	760	25,886
MGIC Investment Corp.	530	15,487
Mid Penn Bancorp, Inc.	240	7,445
Midland States Bancorp, Inc.	2,610	55,254
Moelis & Co. - Class A	240	16,498
MVB Financial Corp.	982	25,365
Navient Corp.	2,150	27,950
NB Bancorp, Inc.	1,290	25,568
Nelnet, Inc. - Class A	380	50,525
New York Community Bancorp, Inc.	2,270	28,579
Nicolet Bankshares, Inc.	260	31,538
NMI Holdings, Inc. - Class A(a)	1,025	41,810
Northeast Bank	291	30,244
Northfield Bancorp, Inc.	1,610	18,402
OceanFirst Financial Corp.	1,410	25,310
OFG Bancorp	685	28,071
Origin Bancorp, Inc.	600	22,566
Orrstown Financial Services, Inc.	425	15,053
Pagseguro Digital Ltd. - Class A	5,920	57,069
Pathward Financial, Inc.	138	9,798
Peapack-Gladstone Financial Corp.	490	13,647
PennyMac Financial Services, Inc.	150	19,776
Ponce Financial Group, Inc.(a)	438	7,161

The accompanying notes are an integral part of these financial statements.

30

Small Company Value Portfolio
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
PRA Group, Inc.(a)	370	$6,545
Preferred Bank	1,305	123,231
Primis Financial Corp.	1,140	15,857
PROG Holdings, Inc.	1,420	41,876
Provident Financial Services, Inc.	1,415	27,946
QCR Holdings, Inc.	270	22,491
Radian Group, Inc.	820	29,512
RBB Bancorp	1,532	31,620
S&T Bancorp, Inc.	725	28,529
Selective Insurance Group, Inc.	260	21,754
SelectQuote, Inc.(a)	5,730	8,079
ServisFirst Bancshares, Inc.	491	35,249
Shore Bancshares, Inc.	882	15,594
Sierra Bancorp	260	8,497
Silvercrest Asset Management Group, Inc. - Class A	3,009	45,707
Simmons First National Corp. - Class A	1,420	26,767
SLM Corp.	1,030	27,872
Southern Missouri Bancorp, Inc.	130	7,686
Southside Bancshares, Inc.	410	12,460
SOUTHSTATE BANK CORP	440	41,408
Stewart Information Services Corp.	290	20,375
StoneCo Ltd. - Class A(a)	320	4,733
StoneX Group, Inc.(a)	165	15,696
Synovus Financial Corp.	130	6,507
Tompkins Financial Corp.	280	20,306
Towne Bank	380	12,681
TriCo Bancshares	630	29,843
Triumph Financial, Inc.(a)	4,816	301,626
TrustCo Bank Corp. NY	460	19,012
UMB Financial Corp.	229	26,344
United Bankshares, Inc.	648	24,883
United Community Banks, Inc.	470	14,673
United Fire Group, Inc.	920	33,442
Universal Insurance Holdings, Inc.	270	9,126
Univest Financial Corp.	680	22,263
Valley National Bancorp	2,040	23,827
Virtus Investment Partners, Inc.	140	22,841
Voya Financial, Inc.	300	22,347
WaFd, Inc.	713	22,837
Washington Trust Bancorp, Inc.	740	21,867
Westamerica BanCorp	646	30,898
WEX, Inc.(a)	180	26,816
White Mountains Insurance Group Ltd.	14	29,092
		6,170,190
Health Care - 10.2%
10X Genomics, Inc. - Class A(a)	2,420	39,470
4D Molecular Therapeutics, Inc.(a)	1,510	11,325
Acadia Healthcare Co., Inc.(a)	1,190	16,886
Agios Pharmaceuticals, Inc.(a)	630	17,149
Akebia Therapeutics, Inc.(a)	9,240	14,876
Alkermes PLC(a)	1,410	39,452

	Shares	Value
Amneal Pharmaceuticals, Inc.(a)	4,010	$50,526
Amphastar Pharmaceuticals, Inc.(a)	1,200	32,136
ANI Pharmaceuticals, Inc.(a)	150	11,841
Ardent Health, Inc.(a)	1,040	9,183
Arvinas, Inc.(a)	600	7,116
Astrana Health, Inc.(a)	11,273	279,683
Aura Biosciences, Inc.(a)	820	4,469
Aurinia Pharmaceuticals, Inc.(a)	2,620	41,789
Avanos Medical, Inc.(a)	9,993	112,221
Aveanna Healthcare Holdings, Inc.(a)	593	4,845
Azenta, Inc.(a)	430	14,302
BioAge Labs, Inc.(a)	1,280	16,934
BioCryst Pharmaceuticals, Inc.(a)	2,230	17,394
Biote Corp.(a)	2,557	6,648
CareDx, Inc.(a)	930	17,521
Catalyst Pharmaceuticals, Inc.(a)	409	9,546
Concentra Group Holdings Parent, Inc.	997	19,621
CRISPR Therapeutics AG(a)	150	7,866
Cullinan Therapeutics, Inc.(a)	1,762	18,237
Cytokinetics, Inc.(a)	820	52,103
Day One Biopharmaceuticals, Inc.(a)	2,910	27,121
Dyne Therapeutics, Inc.(a)	470	9,193
Editas Medicine, Inc.(a)	3,582	7,343
Embecta Corp.	390	4,633
Emergent BioSolutions, Inc.(a)	880	10,877
Enhabit, Inc.(a)	690	6,362
Enovis Corp.(a)	200	5,328
Envista Holdings Corp.(a)	650	14,112
Esperion Therapeutics, Inc.(a)(b)	1,670	6,179
Fortrea Holdings, Inc.(a)	1,230	21,218
Fulgent Genetics, Inc.(a)	710	18,652
GRAIL, Inc.(a)	50	4,280
Halozyme Therapeutics, Inc.(a)	310	20,863
Heron Therapeutics, Inc.(a)(b)	4,030	5,239
Indivior PLC(a)	1,480	53,102
Inhibrx Biosciences, Inc.(a)	60	4,740
Inmode Ltd.(a)	1,810	26,589
Innoviva, Inc.(a)	3,222	64,408
Iovance Biotherapeutics, Inc.(a)	2,740	7,480
Ironwood Pharmaceuticals, Inc.(a)	3,941	13,281
Jazz Pharmaceuticals PLC(a)	160	27,200
Keros Therapeutics, Inc.(a)	990	20,156
Kura Oncology, Inc.(a)	420	4,364
Lantheus Holdings, Inc.(a)	410	27,286
Lexeo Therapeutics, Inc.(a)	980	9,731
Ligand Pharmaceuticals, Inc.(a)	180	34,033
LivaNova Plc(a)	430	26,458
MannKind Corp.(a)	2,542	14,413
Mesa Laboratories, Inc.	2,830	222,155
Monte Rosa Therapeutics, Inc.(a)	180	2,822
Myriad Genetics, Inc.(a)	1,440	8,856
National Research Corp.	740	13,890
Neogen Corp.(a)	1,780	12,442
Nkarta, Inc.(a)	2,560	4,736

The accompanying notes are an integral part of these financial statements.

31

Small Company Value Portfolio
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Nuvation Bio, Inc.(a)	1,360	$12,186
Olema Pharmaceuticals, Inc.(a)	170	4,250
Omnicell, Inc.(a)	200	9,060
Pacira BioSciences, Inc.(a)	627	16,227
PACS Group, Inc.(a)	180	6,910
Pediatrix Medical Group, Inc.(a)	700	14,973
Phibro Animal Health Corp. - Class A	700	26,152
Praxis Precision Medicines, Inc.(a)	130	38,316
Prothena Corp. PLC(a)	2,740	26,167
PTC Therapeutics, Inc.(a)	390	29,624
REGENXBIO, Inc.(a)	580	8,352
Rigel Pharmaceuticals, Inc.(a)	134	5,739
Rocket Pharmaceuticals, Inc.(a)	1,660	5,827
Select Medical Holdings Corp.	1,060	15,741
SIGA Technologies, Inc.	1,610	9,837
Spyre Therapeutics, Inc.(a)	450	14,742
Supernus Pharmaceuticals, Inc.(a)	380	18,886
Syndax Pharmaceuticals, Inc.(a)	1,910	40,129
Tactile Systems Technology, Inc.(a)	190	5,510
Tango Therapeutics, Inc.(a)	610	5,405
Theravance Biopharma, Inc.(a)	910	17,026
UFP Technologies, Inc.(a)	655	145,430
Utah Medical Products, Inc.	280	15,669
Vaxcyte, Inc.(a)	1,180	54,445
Veracyte, Inc.(a)	996	41,932
Xencor, Inc.(a)	1,540	23,577
XOMA Royalty Corp.(a)	490	13,029
		2,257,822
Industrials - 16.1%
AAR Corp.(a)	210	17,386
ABM Industries, Inc.	420	17,766
Aebi Schmidt Holding AG	650	8,222
AerSale Corp.(a)	2,410	17,135
Alamo Group, Inc.	100	16,787
Albany International Corp. - Class A	240	12,168
Allegiant Travel Co.(a)	1,537	131,060
Allient, Inc.	1,017	54,664
Amentum Holdings, Inc.(a)	600	17,400
Ameresco, Inc. - Class A(a)	330	9,666
American Woodmark Corp.(a)	320	17,248
Apogee Enterprises, Inc.	530	19,297
Armstrong World Industries, Inc.	70	13,377
Asure Software, Inc.(a)	4,457	41,985
Atkore, Inc.	350	22,137
Atmus Filtration Technologies, Inc.	520	26,993
AZZ, Inc.	915	98,070
Blue Bird Corp.(a)	360	16,920
Brink’s Co.	260	30,350
Cimpress PLC(a)	1,235	82,239
Columbus McKinnon Corp.	1,520	26,220
Concrete Pumping Holdings, Inc.	9,782	65,637
Costamare, Inc.	2,573	40,628

	Shares	Value
Douglas Dynamics, Inc.	450	$14,692
Ducommun, Inc.(a)	2,638	250,953
Energy Recovery, Inc.(a)	2,789	37,624
Ennis, Inc.	400	7,204
ESAB Corp.	699	78,092
ESCO Technologies, Inc.	189	36,929
First Advantage Corp.(a)	4,984	72,417
Flowserve Corp.	380	26,364
Fluor Corp.(a)	530	21,004
Forrester Research, Inc.(a)	780	6,334
Fortune Brands Innovations, Inc.	1,805	90,286
Franklin Covey Co.(a)	380	6,376
FTAI Infrastructure, Inc.	25,594	117,988
Gates Industrial Corp. PLC(a)	610	13,097
Global Industrial Co.	499	14,581
Graham Corp.(a)	2,217	142,398
Granite Construction, Inc.	301	34,720
Greenbrier Cos., Inc.	440	20,566
Healthcare Services Group, Inc.(a)	2,570	49,138
Heartland Express, Inc.	2,430	21,943
Helios Technologies, Inc.	1,538	82,268
Herc Holdings, Inc.	110	16,322
Hertz Global Holdings, Inc.(a)(b)	2,000	10,280
Hillenbrand, Inc.	870	27,596
Hillman Solutions Corp.(a)	2,930	25,374
Hurco Cos., Inc.(a)	1,652	25,523
Insperity, Inc.	270	10,454
Interface, Inc.	980	27,362
Intuitive Machines, Inc.(a)	310	5,031
Janus International Group, Inc.(a)	2,710	17,723
John Bean Technologies Corp.	370	55,748
Kennametal, Inc.	310	8,807
Kforce, Inc.	970	29,992
Korn Ferry	200	13,204
L B Foster Co. - Class A(a)	250	6,737
ManpowerGroup, Inc.	510	15,162
Marten Transport Ltd.	540	6,145
Matson, Inc.	595	73,512
Maximus, Inc.	240	20,717
McGrath RentCorp	60	6,296
Mercury Systems, Inc.(a)	230	16,792
Miller Industries, Inc.	1,254	46,862
MillerKnoll, Inc.	810	14,807
Montrose Environmental Group, Inc.(a)	730	18,126
MSC Industrial Direct Co., Inc. - Class A	310	26,071
Mueller Industries, Inc.	386	44,313
National Presto Industries, Inc.	75	8,007
NEXTracker, Inc. - Class A(a)	640	55,750
OPENLANE, Inc.(a)	820	24,420
Pangaea Logistics Solutions Ltd.	3,800	26,144
Perma-Fix Environmental Services, Inc.(a)	5,340	67,231
Pitney Bowes, Inc.	980	10,359

The accompanying notes are an integral part of these financial statements.

32

Small Company Value Portfolio
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Plug Power, Inc.(a)	3,240	$6,383
Primoris Services Corp.	40	4,966
Proficient Auto Logistics, Inc.(a)	13,765	132,695
Resideo Technologies, Inc.(a)	480	16,858
Resources Connection, Inc.	1,770	8,921
REV Group, Inc.	120	7,297
Robert Half, Inc.	830	22,543
Rush Enterprises, Inc. - Class A	517	27,887
Schneider National, Inc. - Class B	580	15,387
Science Applications International Corp.	210	21,139
Sensata Technologies Holding PLC	840	27,964
SkyWest, Inc.(a)	390	39,160
Sterling Infrastructure, Inc.(a)	100	30,623
Sun Country Airlines Holdings, Inc.(a)	720	10,361
Sunrun, Inc.(a)	1,300	23,920
Tennant Co.	250	18,425
Thermon Group Holdings, Inc.(a)	2,561	95,167
Timken Co.	360	30,287
Titan Machinery, Inc.(a)	1,330	20,003
Transcat, Inc.(a)	771	43,739
Trinity Industries, Inc.	365	9,651
TrueBlue, Inc.(a)	3,020	13,741
Tutor Perini Corp.	1,210	81,094
UFP Industries, Inc.	210	19,120
UniFirst Corp.	80	15,432
V2X, Inc.(a)	380	20,729
Wabash National Corp.	1,450	12,542
Willdan Group, Inc.(a)	290	30,061
Zurn Elkay Water Solutions Corp.	930	43,236
		3,558,527
Information Technology - 5.9%
ACI Worldwide, Inc.(a)	480	22,949
Adeia, Inc.	1,590	27,427
Applied Digital Corp.(a)	475	11,647
Arrow Electronics, Inc.(a)	170	18,731
ASGN, Inc.(a)	590	28,420
Aviat Networks, Inc.(a)	620	13,256
Avnet, Inc.	530	25,482
Axcelis Technologies, Inc.(a)	150	12,051
Bel Fuse, Inc. - Class B	30	5,089
Benchmark Electronics, Inc.	270	11,545
Bit Digital, Inc.(a)	2,420	4,574
Cerence, Inc.(a)	430	4,597
Cipher Mining, Inc.(a)	1,190	17,564
CleanSpark, Inc.(a)	2,190	22,163
CommScope Holding Co., Inc.(a)	720	13,054
Corsair Gaming, Inc.(a)	1,500	8,910
Crane NXT Co.	400	18,828
Daktronics, Inc.(a)	830	16,409
Digi International, Inc.(a)	270	11,688
Diodes, Inc.(a)	270	13,322

	Shares	Value
ePlus, Inc.	225	$19,732
Fastly, Inc. - Class A(a)	3,655	37,208
FormFactor, Inc.(a)	90	5,020
Ingram Micro Holding Corp.	720	15,365
Itron, Inc.(a)	320	29,715
Kimball Electronics, Inc.(a)	2,100	58,422
Knowles Corp.(a)	2,510	53,789
Kulicke & Soffa Industries, Inc.	400	18,224
MARA Holdings, Inc.(a)	3,550	31,879
Methode Electronics, Inc.	3,040	20,185
NETGEAR, Inc.(a)	710	17,416
OSI Systems, Inc.(a)	153	39,024
Ouster, Inc.(a)	400	8,656
Pagaya Technologies Ltd. - Class A(a)	410	8,569
PC Connection, Inc.	130	7,509
Penguin Solutions, Inc.(a)	2,220	43,423
Photronics, Inc.(a)	1,760	56,320
Plexus Corp.(a)	106	15,582
Progress Software Corp.(a)	2,007	86,221
Richardson Electronics Ltd./ United States	656	7,137
Rimini Street, Inc.(a)	6,303	24,456
Riot Platforms, Inc.(a)	2,352	29,800
Sanmina Corp.(a)	640	96,045
ScanSource, Inc.(a)	510	19,921
Synaptics, Inc.(a)	690	51,074
Telos Corp.(a)	820	4,182
TTM Technologies, Inc.(a)	540	37,260
Viasat, Inc.(a)	620	21,365
Viavi Solutions, Inc.(a)	2,330	41,521
Vishay Intertechnology, Inc.	1,300	18,837
Vontier Corp.	500	18,590
Workiva, Inc.(a)	300	25,875
Xerox Holdings Corp.	6,160	14,599
		1,290,627
Materials - 6.8%
AdvanSix, Inc.	310	5,363
Alpha Metallurgical Resources, Inc.(a)	50	9,994
American Vanguard Corp.(a)	1,380	5,272
Ashland, Inc.	1,059	62,132
Aspen Aerogels, Inc.(a)	3,920	11,094
Avient Corp.	120	3,749
Axalta Coating Systems Ltd.(a)	960	31,018
Cabot Corp.	95	6,297
Caledonia Mining Corp. PLC	2,717	71,104
Carpenter Technology Corp.	77	24,243
Coeur Mining, Inc.(a)	3,650	65,079
Commercial Metals Co.	610	42,224
Constellium SE(a)	2,340	44,109
Core Molding Technologies, Inc.(a)	2,393	47,980
Ecovyst, Inc.(a)	3,245	31,574
Ferroglobe PLC	1,980	9,187
HB Fuller Co.	480	28,541
Hecla Mining Co.	4,270	81,941

The accompanying notes are an integral part of these financial statements.

33

Small Company Value Portfolio
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Huntsman Corp.	1,900	$19,000
Ingevity Corp.(a)	260	15,387
Innospec, Inc.	270	20,666
Intrepid Potash, Inc.(a)	520	14,420
Kaiser Aluminum Corp.	690	79,253
Materion Corp.	50	6,216
Mativ Holdings, Inc.	650	7,897
Myers Industries, Inc.	1,270	23,774
NovaGold Resources, Inc.(a)	470	4,380
Olin Corp.	1,170	24,371
Orion SA	7,765	40,999
Sonoco Products Co.	310	13,528
SSR Mining, Inc.(a)	4,360	95,571
Sylvamo Corp.	310	14,926
Taseko Mines Ltd.(a)	28,186	159,533
Titan America SA	6,840	112,723
Tredegar Corp.(a)	3,470	24,915
TriMas Corp.	1,110	39,349
United States Lime & Minerals, Inc.	1,649	197,451
Warrior Met Coal, Inc.	140	12,344
		1,507,604
Real Estate - 0.6%
Compass, Inc. - Class A(a)	760	8,033
Cushman & Wakefield Ltd.(a)	5,130	83,055
Douglas Elliman, Inc.(a)	5,090	12,063
Marcus & Millichap, Inc.	440	12,008
RMR Group, Inc. - Class A	900	13,410
		128,569
Utilities - 3.4%
Artesian Resources Corp. - Class A - Class A	220	6,954
Avista Corp.	2,080	80,163
Black Hills Corp.	680	47,206
California Water Service Group	300	12,999
Genie Energy Ltd. - Class B	2,242	30,895
MDU Resources Group, Inc.	1,050	20,496
New Jersey Resources Corp.	690	31,823
Northwest Natural Holding Co.	600	28,044
Northwestern Energy Group, Inc.	400	25,816
Oklo, Inc.(a)	160	11,481
ONE Gas, Inc.	1,130	87,292
Otter Tail Corp.	1,246	100,689
Portland General Electric Co.	610	29,274
SJW Group	540	26,455
Southwest Gas Holdings, Inc.	210	16,804
Spire, Inc.	340	28,118
UGI Corp.	3,730	139,614
Unitil Corp.	290	14,048
		738,171
TOTAL COMMON STOCKS (Cost $16,952,325)		20,423,915

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.4%
Financials - 0.5%(c)
Apollo Commercial Real Estate Finance, Inc.	1,460	$14,133
Ares Commercial Real Estate Corp.	2,920	13,958
BrightSpire Capital, Inc.	2,440	13,664
Granite Point Mortgage Trust, Inc.	2,490	5,976
New York Mortgage Trust, Inc.	5,720	41,756
Orchid Island Capital, Inc.	1,740	12,528
TPG Mortgage Investment Trust, Inc.	497	4,234
		106,249
Real Estate - 5.9%
Alexandria Real Estate Equities, Inc.	681	33,328
American Assets Trust, Inc.	1,020	19,309
Brandywine Realty Trust	3,580	10,454
CareTrust REIT, Inc.	250	9,040
Centerspace	1,170	78,062
COPT Defense Properties	475	13,205
CTO Realty Growth, Inc.	2,730	50,259
CubeSmart	3,687	132,916
Curbline Properties Corp.	4,314	100,128
DiamondRock Hospitality Co.	1,850	16,576
Douglas Emmett, Inc.	3,560	39,124
Empire State Realty Trust, Inc. - Class A	1,810	11,801
Essential Properties Realty Trust, Inc.	145	4,301
Global Medical REIT, Inc.	612	20,649
Hudson Pacific Properties, Inc.(a)	834	9,035
National Health Investors, Inc.	523	39,942
NETSTREIT Corp.(b)	4,050	71,442
Park Hotels & Resorts, Inc.	2,460	25,732
Pebblebrook Hotel Trust	2,470	27,961
Phillips Edison & Co., Inc.	300	10,671
Postal Realty Trust, Inc. - Class A	6,310	101,843
Ryman Hospitality Properties, Inc.	2,615	247,431
Sabra Health Care REIT, Inc.	4,918	93,147
Safehold, Inc.	1,419	19,426
Seritage Growth Properties - Class A(a)	2,510	8,158
Service Properties Trust	6,450	11,868
STAG Industrial, Inc.	782	28,746
Strawberry Fields REIT, Inc.	4,798	62,854
Tanger, Inc.	500	16,685
		1,314,093
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,468,182)		1,420,342

The accompanying notes are an integral part of these financial statements.

34

Small Company Value Portfolio
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
RIGHTS - 0.0%(d)
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00(a)(e)	1,400	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 99.1% (Cost $18,420,507)		$21,844,257
Money Market Deposit Account - 1.5%(f)(g)		340,744
Liabilities in Excess of Other Assets - (0.6)%		(149,045)
TOTAL NET ASSETS - 100.0%		$22,035,956

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $126,042.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $131,369 which represented 0.6% of net assets.

The accompanying notes are an integral part of these financial statements.

35

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 10.0%
Alphabet, Inc. - Class A	26,001	$8,138,313
Alphabet, Inc. - Class C	22,620	7,098,156
AMC Networks, Inc. - Class A(a)	231	2,199
Angi, Inc.(a)	183	2,366
Anterix, Inc.(a)	141	3,078
AST SpaceMobile, Inc.(a)	866	62,898
AT&T, Inc.	31,970	794,135
Atlanta Braves Holdings, Inc. - Class C(a)	231	9,113
Bandwidth, Inc. - Class A(a)	117	1,808
Boston Omaha Corp. - Class A(a)	206	2,548
Bumble, Inc. - Class A(a)	510	1,821
Cable One, Inc.	20	2,257
Cargurus, Inc.(a)	337	12,924
Cars.com, Inc.(a)	215	2,623
Charter Communications, Inc. - Class A(a)	162	33,817
Cinemark Holdings, Inc.	460	10,690
Cogent Communications Holdings, Inc.	234	5,045
Comcast Corp. - Class A	16,349	488,672
DoubleVerify Holdings, Inc.(a)	698	7,985
EchoStar Corp. - Class A(a)	186	20,219
Electronic Arts, Inc.	1,026	209,643
Fox Corp. - Class A	965	70,513
Fox Corp. - Class B	569	36,945
Frontier Communications Parent, Inc.(a)	904	34,415
GCI Liberty, Inc. - Class A(a)	17	627
GCI Liberty, Inc. - Class C(a)	104	3,870
Globalstar, Inc.(a)	209	12,757
Gogo, Inc.(a)	386	1,799
IAC, Inc.(a)	349	13,646
Ibotta, Inc. - Class A(a)	58	1,318
IDT Corp. - Class B	119	6,094
IMAX Corp.(a)	316	11,679
Iridium Communications, Inc.	332	5,770
John Wiley & Sons, Inc. - Class A	200	6,126
Liberty Broadband Corp. - Class C(a)	148	7,193
Liberty Global Ltd. - Class A(a)	829	9,235
Liberty Global Ltd. - Class C(a)	925	10,212
Liberty Latin America Ltd. - Class C(a)	634	4,730
Liberty Live Holdings, Inc. - Class A(a)	95	7,742
Liberty Live Holdings, Inc. - Class C(a)	238	19,792
Liberty Media Corp.-Liberty Formula One - Class A(a)	111	9,921
Liberty Media Corp.-Liberty Formula One - Class C(a)	995	98,017
Lionsgate Studios Corp.(a)	784	7,158

	Shares	Value
Live Nation Entertainment, Inc.(a)	705	$100,462
Lumen Technologies, Inc.(a)	4,484	34,841
Madison Square Garden Entertainment Corp.(a)	192	10,347
Madison Square Garden Sports Corp.(a)	60	15,519
Magnite, Inc.(a)	754	12,237
Marcus Corp.	100	1,551
Match Group, Inc.	1,145	36,972
Meta Platforms, Inc. - Class A	9,687	6,394,292
Millicom International Cellular SA	449	24,893
Netflix, Inc.(a)	18,900	1,772,064
New York Times Co. - Class A	672	46,650
News Corp. - Class A	1,749	45,684
News Corp. - Class B	576	17,067
Newsmax, Inc.(a)	605	4,677
Nexstar Media Group, Inc.	140	28,427
NIQ Global Intelligence PLC(a)	520	8,575
Omnicom Group, Inc.	1,489	120,237
Paramount Skydance Corp.(b)	4,764	63,838
Pinterest, Inc. - Class A(a)	2,671	69,152
PubMatic, Inc. - Class A(a)	268	2,377
QuinStreet, Inc.(a)	121	1,739
Reddit, Inc. - Class A(a)	536	123,210
ROBLOX Corp. - Class A(a)	2,715	219,996
Roku, Inc.(a)	155	16,816
Rumble, Inc.(a)(b)	768	4,854
Scholastic Corp.	152	4,504
Shenandoah Telecommunications Co.	300	3,468
Shutterstock, Inc.	122	2,330
Sinclair, Inc.	166	2,540
Sirius XM Holdings, Inc.	273	5,459
Skillz, Inc.(a)	53	228
Snap, Inc. - Class A(a)	4,422	35,685
Sphere Entertainment Co.(a)	81	7,701
Spotify Technology SA(a)	666	386,753
Stagwell, Inc.(a)	683	3,340
Starz Entertainment Corp.(a)	52	611
Take-Two Interactive Software, Inc.(a)	773	197,911
TEGNA, Inc.	538	10,443
Telephone and Data Systems, Inc.	393	16,113
Thryv Holdings, Inc.(a)	239	1,446
TKO Group Holdings, Inc.	212	44,308
T-Mobile US, Inc.	1,981	402,222
Trade Desk, Inc. - Class A(a)	2,009	76,262
Travelzoo(a)	36	256
TripAdvisor, Inc.(a)	616	8,969
Trump Media & Technology Group Corp.(a)	635	8,407
United States Cellular Corp.	114	6,113
Uniti Group, Inc.(a)	667	4,676
Verizon Communications, Inc.	18,949	771,793
Walt Disney Co.	8,043	915,052
Warner Bros Discovery, Inc.(a)	2,686	77,410

The accompanying notes are an integral part of these financial statements.

36

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Communication Services - (Continued)
Warner Music Group Corp. - Class A	618	$18,954
Yelp, Inc.(a)	351	10,667
Ziff Davis, Inc.(a)	258	9,069
ZipRecruiter, Inc. - Class A(a)	326	1,271
ZoomInfo Technologies, Inc.(a)	1,580	16,069
		29,516,376
Consumer Discretionary - 10.4%
Abercrombie & Fitch Co. - Class A(a)	248	31,216
Academy Sports & Outdoors, Inc.	357	17,836
Accel Entertainment, Inc.(a)	75	856
Acushnet Holdings Corp.	166	13,250
Adient PLC(a)	490	9,393
ADT, Inc.	3,179	25,655
Adtalem Global Education, Inc.(a)	183	18,935
Advance Auto Parts, Inc.	314	12,340
Airbnb, Inc. - Class A(a)	1,912	259,497
A-Mark Precious Metals, Inc.	160	5,448
Amazon.com, Inc.(a)	43,209	9,973,501
Amer Sports, Inc.(a)	712	26,593
American Axle & Manufacturing Holdings, Inc.(a)	626	4,013
American Eagle Outfitters, Inc.	873	23,021
American Public Education, Inc.(a)	80	3,024
Aptiv PLC(a)	935	71,144
Aramark	1,263	46,554
Arhaus, Inc.(a)	360	4,036
Arko Corp.	521	2,365
Asbury Automotive Group, Inc.(a)	103	23,951
Autoliv, Inc.	346	41,070
AutoNation, Inc.(a)	117	24,158
AutoZone, Inc.(a)	74	250,971
Bath & Body Works, Inc.	930	18,674
Beazer Homes USA, Inc.(a)	200	4,054
Best Buy Co., Inc.	880	58,898
Beyond, Inc.(a)	240	1,310
Birkenstock Holding PLC(a)	279	11,411
BJ's Restaurants, Inc.(a)	68	2,679
Bloomin’ Brands, Inc.	357	2,203
Booking Holdings, Inc.	145	776,523
Boot Barn Holdings, Inc.(a)	154	27,176
BorgWarner, Inc.	889	40,058
Boyd Gaming Corp.	293	24,975
Bright Horizons Family Solutions, Inc.(a)	247	25,046
Brinker International, Inc.(a)	217	31,144
Brunswick Corp.	249	18,486
Buckle, Inc.	161	8,601
Build-A-Bear Workshop, Inc.	81	4,963
Burlington Stores, Inc.(a)	272	78,567
Caesars Entertainment, Inc.(a)	1,039	24,302
Caleres, Inc.	186	2,264

	Shares	Value
Camping World Holdings, Inc. - Class A	203	$1,975
Capri Holdings Ltd.(a)	550	13,420
CarMax, Inc.(a)	717	27,705
Carnival Corp.(a)	4,899	149,615
Carter’s, Inc.	172	5,578
Carvana Co.(a)	558	235,487
Cava Group, Inc.(a)	467	27,408
Cavco Industries, Inc.(a)	32	18,904
Century Communities, Inc.	128	7,597
Champion Homes, Inc.(a)	216	18,252
Cheesecake Factory, Inc.	194	9,793
Chewy, Inc. - Class A(a)	900	29,745
Chipotle Mexican Grill, Inc.(a)	6,044	223,628
Choice Hotels International, Inc.(b)	107	10,193
Churchill Downs, Inc.	332	37,775
Columbia Sportswear Co.	163	8,980
Coupang, Inc.(a)	6,023	142,083
Coursera, Inc.(a)	645	4,747
Cracker Barrel Old Country Store, Inc.(b)	93	2,362
Crocs, Inc.(a)	270	23,090
Dana, Inc.	415	9,860
Darden Restaurants, Inc.	537	98,819
Dave & Buster’s Entertainment, Inc.(a)	222	3,599
Deckers Outdoor Corp.(a)	672	69,666
Denny's Corp.(a)	90	560
Dick's Sporting Goods, Inc.	245	48,503
Dillard's, Inc. - Class A(b)	38	23,041
Dine Brands Global, Inc.(b)	78	2,507
Domino's Pizza, Inc.	144	60,022
DoorDash, Inc. - Class A(a)	1,567	354,894
Dorman Products, Inc.(a)	131	16,138
DR Horton, Inc.	1,196	172,260
DraftKings, Inc. - Class A(a)	2,285	78,741
Dream Finders Homes, Inc. - Class A(a)	193	3,300
Duolingo, Inc.(a)	181	31,765
Dutch Bros, Inc. - Class A(a)	521	31,896
eBay, Inc.	2,040	177,684
Ethan Allen Interiors, Inc.	52	1,188
Etsy, Inc.(a)	466	25,835
Expedia Group, Inc.	531	150,438
Figs, Inc. - Class A(a)	673	7,645
First Watch Restaurant Group, Inc.(a)	195	2,941
Five Below, Inc.(a)	231	43,511
Floor & Decor Holdings, Inc. - Class A(a)	522	31,785
Flutter Entertainment PLC(a)	792	170,312
Ford Motor Co.	17,526	229,941
Fox Factory Holding Corp.(a)	225	3,850
Frontdoor, Inc.(a)	358	20,653
GameStop Corp. - Class A(a)	1,940	38,955
Gap, Inc.	1,034	26,470

The accompanying notes are an integral part of these financial statements.

37

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Garmin Ltd.	742	$150,515
General Motors Co.	4,263	346,667
Gentex Corp.	1,120	26,062
Gentherm, Inc.(a)	127	4,619
Genuine Parts Co.	585	71,932
G-III Apparel Group Ltd.	165	4,778
Gildan Activewear, Inc.	142	8,869
Global Business Travel Group I(a)	904	6,916
Golden Entertainment, Inc.	100	2,719
Goodyear Tire & Rubber Co.(a)	978	8,567
Graham Holdings Co. - Class B	12	13,183
Grand Canyon Education, Inc.(a)	139	23,117
Green Brick Partners, Inc.(a)	172	10,777
Group 1 Automotive, Inc.	54	21,238
Guess?, Inc.	138	2,311
H&R Block, Inc.	643	28,022
Harley-Davidson, Inc.	651	13,339
Hasbro, Inc.	576	47,232
Helen of Troy Ltd.(a)	127	2,699
Hilton Grand Vacations, Inc.(a)	346	15,483
Hilton Worldwide Holdings, Inc.	1,016	291,846
Home Depot, Inc.	4,453	1,532,277
Hovnanian Enterprises, Inc. - Class A(a)	25	2,438
Hyatt Hotels Corp. - Class A	162	25,972
Installed Building Products, Inc.	96	24,901
International Game Technology PLC	505	7,817
Jack in the Box, Inc.	88	1,668
KB Home	251	14,159
Kohl's Corp.	555	11,328
Kontoor Brands, Inc.	268	16,372
Kura Sushi USA, Inc. - Class A(a)	3	157
Las Vegas Sands Corp.	1,384	90,085
Laureate Education, Inc.(a)	494	16,633
La-Z-Boy, Inc.	228	8,498
LCI Industries	109	13,226
Lear Corp.	261	29,911
Leggett & Platt, Inc.	706	7,766
Lennar Corp. - Class A	967	99,408
Lennar Corp. - Class B	62	5,897
Levi Strauss & Co. - Class A	499	10,349
LGI Homes, Inc.(a)	109	4,683
Life Time Group Holdings, Inc.(a)	614	16,320
Lithia Motors, Inc.	121	40,212
LKQ Corp.	1,198	36,180
Lowe's Cos., Inc.	2,496	601,935
Lucid Group, Inc.(a)(b)	549	5,803
Lucky Strike Entertainment Corp.	519	4,396
Lululemon Athletica, Inc.(a)	462	96,008
M/I Homes, Inc.(a)	144	18,425
Macy's, Inc.	1,219	26,879
Malibu Boats, Inc. - Class A(a)	86	2,426

	Shares	Value
MarineMax, Inc.(a)	165	$3,998
Marriott International, Inc. - Class A	988	306,517
Marriott Vacations Worldwide Corp.	155	8,942
Mattel, Inc.(a)	1,298	25,752
Matthews International Corp. - Class A	100	2,612
McDonald's Corp.	3,192	975,571
Meritage Homes Corp.	342	22,504
MGM Resorts International(a)	849	30,980
Mister Car Wash, Inc.(a)	341	1,896
Modine Manufacturing Co.(a)	228	30,440
Mohawk Industries, Inc.(a)	203	22,188
Monarch Casino & Resort, Inc.	82	7,847
Monro, Inc.	167	3,347
Murphy USA, Inc.	83	33,492
National Vision Holdings, Inc.(a)	396	10,225
Newell Brands, Inc.	2,053	7,637
NIKE, Inc. - Class B	5,200	331,292
Norwegian Cruise Line Holdings Ltd.(a)	2,074	46,292
NVR, Inc.(a)	12	87,513
Ollie's Bargain Outlet Holdings, Inc.(a)	289	31,677
On Holding AG - Class A(a)	1,050	48,804
OneSpaWorld Holdings Ltd.	470	9,748
O'Reilly Automotive, Inc.(a)	3,327	303,456
Oxford Industries, Inc.	60	2,052
Papa John's International, Inc.	173	6,659
Patrick Industries, Inc.	112	12,144
Peloton Interactive, Inc. - Class A(a)	1,568	9,659
Penn Entertainment, Inc.(a)	842	12,419
Penske Automotive Group, Inc.	102	16,146
Perdoceo Education Corp.	208	6,101
Phinia, Inc.	219	13,729
Planet Fitness, Inc. - Class A(a)	374	40,568
Polaris, Inc.	291	18,406
Pool Corp.	168	38,430
Portillo's, Inc. - Class A(a)	238	1,080
PulteGroup, Inc.	867	101,664
Pursuit Attractions and Hospitality, Inc.(a)	100	3,368
PVH Corp.	228	15,281
QuantumScape Corp.(a)	2,099	21,872
Ralph Lauren Corp.	172	60,821
RCI Hospitality Holdings, Inc.	72	1,716
RealReal, Inc.(a)	181	2,856
Red Rock Resorts, Inc. - Class A	263	16,293
Revolve Group, Inc.(a)	216	6,521
RH(a)	69	12,361
Rivian Automotive, Inc. - Class A(a)	3,292	64,885
Ross Stores, Inc.	1,445	260,302
Royal Caribbean Cruises Ltd.	1,087	303,186
Rush Street Interactive, Inc.(a)	500	9,715
Sally Beauty Holdings, Inc.(a)	237	3,380

The accompanying notes are an integral part of these financial statements.

38

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Serve Robotics, Inc.(a)(b)	233	$2,419
Service Corp. International	644	50,213
Shake Shack, Inc. - Class A(a)	200	16,234
SharkNinja, Inc.(a)	340	38,046
SharpLink Gaming, Inc.(a)	943	8,430
Shoe Carnival, Inc.	120	2,026
Signet Jewelers Ltd.	145	12,018
Six Flags Entertainment Corp.(a)	189	2,899
Sleep Number Corp.(a)	90	761
Solid Power, Inc.(a)	1,321	5,614
Somnigroup International, Inc.	887	79,191
Sonic Automotive, Inc. - Class A	30	1,856
Sonos, Inc.(a)	508	8,920
Standard Motor Products, Inc.	43	1,585
Starbucks Corp.	5,068	426,776
Steven Madden Ltd.	349	14,532
Stoneridge, Inc.(a)	18	104
Strategic Education, Inc.	109	8,742
Stride, Inc.(a)	186	12,077
Sturm Ruger & Co., Inc.	93	3,036
Sweetgreen, Inc. - Class A(a)	430	2,907
Tapestry, Inc.	941	120,232
Taylor Morrison Home Corp.(a)	420	24,725
Tesla, Inc.(a)	12,146	5,462,299
Texas Roadhouse, Inc.	288	47,808
Thor Industries, Inc.	240	24,641
ThredUp, Inc. - Class A(a)	510	3,259
TJX Cos., Inc.	4,953	760,830
Toll Brothers, Inc.	438	59,226
TopBuild Corp.(a)	124	51,732
Topgolf Callaway Brands Corp.(a)	650	7,585
Tractor Supply Co.	2,355	117,774
Travel + Leisure Co.	237	16,716
Tri Pointe Homes, Inc.(a)	300	9,441
Udemy, Inc.(a)	372	2,176
Ulta Beauty, Inc.(a)	198	119,792
Under Armour, Inc. - Class A(a)	706	3,509
Under Armour, Inc. - Class C(a)	595	2,856
United Parks & Resorts, Inc.(a)	216	7,841
Universal Technical Institute, Inc.(a)	300	7,839
Upbound Group, Inc.	194	3,407
Urban Outfitters, Inc.(a)	277	20,847
Vail Resorts, Inc.	152	20,186
Valvoline, Inc.(a)	470	13,658
VF Corp.	1,509	27,283
Victoria's Secret & Co.(a)	336	18,201
Viking Holdings Ltd.(a)	681	48,630
Visteon Corp.	149	14,170
Warby Parker, Inc. - Class A(a)	541	11,788
Wayfair, Inc. - Class A(a)	416	41,771
Wendy's Co.	881	7,339
Whirlpool Corp.(b)	272	19,622

	Shares	Value
Williams-Sonoma, Inc.	515	$91,974
Wingstop, Inc.	112	26,711
Winmark Corp.	20	8,099
Winnebago Industries, Inc.	175	7,091
Wolverine World Wide, Inc.	267	4,846
Wyndham Hotels & Resorts, Inc.	368	27,806
Wynn Resorts Ltd.	384	46,207
XPEL, Inc.(a)	88	4,392
YETI Holdings, Inc.(a)	295	13,030
Yum! Brands, Inc.	1,252	189,403
		30,487,769
Consumer Staples - 4.5%
Albertsons Cos., Inc. - Class A	1,719	29,515
Altria Group, Inc.	7,497	432,277
Andersons, Inc.	195	10,368
Archer-Daniels-Midland Co.	2,082	119,694
B&G Foods, Inc.	250	1,075
BellRing Brands, Inc.(a)	34	909
BJ’s Wholesale Club Holdings, Inc.(a)	570	51,317
Boston Beer Co., Inc. - Class A(a)	50	9,757
Brown-Forman Corp. - Class A	189	4,973
Brown-Forman Corp. - Class B	1,327	34,582
Bunge Global SA	664	59,149
Cal-Maine Foods, Inc.	201	15,994
Casey's General Stores, Inc.	172	95,066
Celsius Holdings, Inc.(a)	641	29,319
Central Garden & Pet Co. - Class A(a)	206	6,013
Chefs’ Warehouse, Inc.(a)	129	8,041
Church & Dwight Co., Inc.	1,077	90,306
Clorox Co.	570	57,473
Coca-Cola Co.	19,086	1,334,302
Coca-Cola Consolidated, Inc.	253	38,785
Colgate-Palmolive Co.	3,571	282,180
Conagra Brands, Inc.	1,944	33,651
Constellation Brands, Inc. - Class A	682	94,089
Costco Wholesale Corp.	1,982	1,709,158
Darling Ingredients, Inc.(a)	753	27,108
Dole PLC	419	6,281
Dollar General Corp.	1,020	135,425
Dollar Tree, Inc.(a)	933	114,768
elf Beauty, Inc.(a)	257	19,542
Energizer Holdings, Inc.	355	7,061
Estee Lauder Cos., Inc. - Class A	760	79,587
Flowers Foods, Inc.	1,066	11,598
Fresh Del Monte Produce, Inc.	107	3,812
Freshpet, Inc.(a)	222	13,526
General Mills, Inc.	2,459	114,344
Grocery Outlet Holding Corp.(a)	407	4,111
Herbalife Ltd.(a)	328	4,228
Hershey Co.	664	120,835
Hormel Foods Corp.	1,413	33,488
Ingles Markets, Inc. - Class A	56	3,839
Ingredion, Inc.	309	34,070
Interparfums, Inc.	111	9,416

The accompanying notes are an integral part of these financial statements.

39

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
J & J Snack Foods Corp.	84	$7,591
J M Smucker Co.	376	36,777
JBS NV - Class A(a)	1,642	23,678
John B Sanfilippo & Son, Inc.	24	1,694
Kenvue, Inc.	8,716	150,351
Keurig Dr Pepper, Inc.	5,883	164,783
Kimberly-Clark Corp.	1,505	151,839
Kraft Heinz Co.	5,269	127,773
Kroger Co.	2,981	186,253
Lamb Weston Holdings, Inc.	617	25,846
Maplebear, Inc.(a)	880	39,582
Marzetti Co.	91	14,962
McCormick & Co., Inc.	490	33,374
Medifast, Inc.(a)	73	780
MGP Ingredients, Inc.	71	1,725
Mission Produce, Inc.(a)	336	3,898
Molson Coors Beverage Co. - Class B	666	31,089
Mondelez International, Inc. - Class A	5,732	308,554
Monster Beverage Corp.(a)	3,036	232,770
National Beverage Corp.(a)	92	2,934
Nu Skin Enterprises, Inc. - Class A	325	3,127
PepsiCo, Inc.	6,109	876,764
Performance Food Group Co.(a)	692	62,225
Philip Morris International, Inc.	6,958	1,116,063
Pilgrim's Pride Corp.	231	9,007
Post Holdings, Inc.(a)	224	22,187
PriceSmart, Inc.	115	14,107
Primo Brands Corp.	277	4,529
Procter & Gamble Co.	10,475	1,501,172
Reynolds Consumer Products, Inc.	328	7,518
Seaboard Corp.	1	4,445
Simply Good Foods Co.(a)	418	8,393
Spectrum Brands Holdings, Inc.	158	9,335
Sprouts Farmers Market, Inc.(a)	460	36,648
SunOpta, Inc.(a)	148	562
Sysco Corp.	2,168	159,760
Target Corp.	2,014	196,869
The Campbell's Co.	969	27,006
Tootsie Roll Industries, Inc.	26	958
TreeHouse Foods, Inc.(a)	298	7,030
Turning Point Brands, Inc.	45	4,878
Tyson Foods, Inc. - Class A	1,297	76,030
United Natural Foods, Inc.(a)	297	10,000
Universal Corp.	109	5,750
US Foods Holding Corp.(a)	963	72,533
USANA Health Sciences, Inc.(a)	87	1,708
Utz Brands, Inc.	259	2,688
Vita Coco Co., Inc.(a)	205	10,867
Vital Farms, Inc.(a)	216	6,899
Walmart, Inc.	19,519	2,174,612

	Shares	Value
WD-40 Co.	72	$14,177
Weis Markets, Inc.	68	4,358
		13,289,490
Energy - 3.0%
Antero Midstream Corp.	1,528	27,183
Antero Resources Corp.(a)	1,200	41,352
APA Corp.	1,481	36,225
Archrock, Inc.	646	16,809
Ardmore Shipping Corp.	262	2,775
Atlas Energy Solutions, Inc.	280	2,638
Baker Hughes Co.	4,453	202,790
Borr Drilling Ltd.	1,875	7,556
Bristow Group, Inc.(a)	100	3,662
Cactus, Inc. - Class A	322	14,709
California Resources Corp.	314	14,039
Centrus Energy Corp. - Class A(a)	69	16,750
Cheniere Energy, Inc.	972	188,947
Chevron Corp.	9,249	1,409,640
Chord Energy Corp.	256	23,731
Civitas Resources, Inc.	388	10,511
CNX Resources Corp.(a)	617	22,687
Comstock Resources, Inc.(a)	349	8,090
ConocoPhillips	5,586	522,905
Core Laboratories, Inc.	251	4,024
Core Natural Resources, Inc.	366	32,395
Coterra Energy, Inc.	3,226	84,908
Crescent Energy Co. - Class A	1,062	8,910
CVR Energy, Inc.(a)	161	4,096
Delek US Holdings, Inc.	301	8,928
Devon Energy Corp.	2,699	98,864
DHT Holdings, Inc.	648	7,912
Diamondback Energy, Inc.	791	118,911
Dorian LPG Ltd.	219	5,331
DT Midstream, Inc.	440	52,659
Energy Fuels, Inc./Canada(a)	1,129	16,416
EOG Resources, Inc.	2,408	252,864
EQT Corp.	2,790	149,544
Excelerate Energy, Inc. - Class A	203	5,694
Expand Energy Corp.	1,051	115,988
Expro Group Holdings NV(a)	554	7,396
Exxon Mobil Corp.	19,177	2,307,760
Golar LNG Ltd.	420	15,628
Green Plains, Inc.(a)	300	2,940
Gulfport Energy Corp.(a)	95	19,759
Halliburton Co.	3,834	108,349
Helix Energy Solutions Group, Inc.(a)	525	3,292
Helmerich & Payne, Inc.	437	12,533
HF Sinclair Corp.	802	36,956
Innovex International, Inc.(a)	145	3,171
International Seaways, Inc.	208	10,098
Kinder Morgan, Inc.	8,668	238,283
Kinetik Holdings, Inc.(b)	131	4,723
Kodiak Gas Services, Inc.	155	5,797
Liberty Energy, Inc.	843	15,562

The accompanying notes are an integral part of these financial statements.

40

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Magnolia Oil & Gas Corp. - Class A	901	$19,723
Marathon Petroleum Corp.	1,362	221,502
Matador Resources Co.	583	24,743
Murphy Oil Corp.	517	16,156
Nabors Industries Ltd.(a)	48	2,606
National Energy Services Reunited Corp.(a)	341	5,340
NextDecade Corp.(a)	760	4,005
Noble Corp. PLC	596	16,831
Northern Oil & Gas, Inc.(b)	500	10,735
NOV, Inc.	1,571	24,555
Occidental Petroleum Corp.	4,458	183,313
Oceaneering International, Inc.(a)	527	12,664
ONEOK, Inc.	2,765	203,228
Ovintiv, Inc.	1,081	42,364
Par Pacific Holdings, Inc.(a)	159	5,587
Patterson-UTI Energy, Inc.	1,757	10,735
PBF Energy, Inc. - Class A	284	7,702
Peabody Energy Corp.	493	14,642
Permian Resources Corp.	2,314	32,465
Phillips 66	1,800	232,272
ProPetro Holding Corp.(a)	504	4,793
Range Resources Corp.	970	34,202
REX American Resources Corp.(a)	228	7,369
RPC, Inc.	625	3,400
Sable Offshore Corp.(a)	309	2,787
Schlumberger NV	7,130	273,649
Scorpio Tankers, Inc.	210	10,674
Seadrill Ltd.(a)	285	9,861
Select Water Solutions, Inc.	615	6,470
SFL Corp. Ltd.	575	4,491
SM Energy Co.	630	11,781
Solaris Oilfield Infrastructure, Inc. - Class A	218	10,022
Talos Energy, Inc.(a)	634	6,987
Targa Resources Corp.	941	173,615
TechnipFMC PLC	1,764	78,604
Teekay Tankers Ltd.	99	5,289
TETRA Technologies, Inc.(a)	133	1,246
Texas Pacific Land Corp.	321	92,198
Tidewater, Inc.(a)	230	11,617
Transocean Ltd.(a)	3,693	15,252
Uranium Energy Corp.(a)	1,873	21,877
Valaris Ltd.(a)	351	17,690
Valero Energy Corp.	1,367	222,534
Venture Global, Inc. - Class A(b)	2,139	14,588
Viper Energy, Inc. - Class A	713	27,543
Vitesse Energy, Inc.(b)	10	193
Weatherford International PLC	360	28,174
Williams Cos., Inc.	5,559	334,152
World Kinect Corp.	203	4,756
		8,859,672

	Shares	Value
Financials - 14.0%
1st Source Corp.	103	$6,436
Acadian Asset Management, Inc.	92	4,324
Affiliated Managers Group, Inc.	120	34,594
Affirm Holdings, Inc.(a)	1,221	90,879
Aflac, Inc.	2,180	240,389
Allstate Corp.	1,191	247,907
Ally Financial, Inc.	1,320	59,783
Ambac Financial Group, Inc.(a)	148	1,151
Amerant Bancorp, Inc.	194	3,785
American Express Co.	3,139	1,161,273
American Financial Group, Inc.	343	46,881
American International Group, Inc.	2,510	214,730
Ameriprise Financial, Inc.	427	209,375
Ameris Bancorp	300	22,281
AMERISAFE, Inc.	107	4,110
Aon PLC - Class A	949	334,883
Apollo Global Management, Inc.	1,795	259,844
Arch Capital Group Ltd.(a)	1,669	160,090
Ares Management Corp. - Class A	921	148,861
Arthur J Gallagher & Co.	1,152	298,126
Artisan Partners Asset Management, Inc. - Class A	337	13,729
Associated Banc-Corp.	670	17,259
Assurant, Inc.	223	53,710
Assured Guaranty Ltd.	197	17,704
Atlantic Union Bankshares Corp.	590	20,827
Atlanticus Holdings Corp.(a)	33	2,209
Axis Capital Holdings Ltd.	303	32,448
Axos Financial, Inc.(a)	270	23,263
Baldwin Insurance Group, Inc. - Class A(a)	317	7,618
Banc of California, Inc.	409	7,890
BancFirst Corp.	115	12,192
Bancorp, Inc.(a)	195	13,166
Bank First Corp.	22	2,680
Bank of America Corp.	33,631	1,849,705
Bank of Hawaii Corp.	217	14,836
Bank of New York Mellon Corp.	3,197	371,140
Bank of NT Butterfield & Son Ltd.	250	12,455
Bank OZK	548	25,219
BankUnited, Inc.	414	18,452
Banner Corp.	180	11,279
Berkshire Hathaway, Inc. - Class A(a)	1	754,800
Berkshire Hathaway, Inc. - Class B(a)	6,058	3,045,054
Berkshire Hills Bancorp, Inc.	189	4,984
BGC Group, Inc. - Class A	1,563	13,958
Blackrock, Inc.	653	698,932
Blackstone, Inc.	3,307	509,741
Block, Inc.(a)	2,398	156,086
Blue Owl Capital, Inc. - Class A	2,580	38,545
BOK Financial Corp.	119	14,097
Bowhead Specialty Holdings, Inc.(a)	166	4,738
Bread Financial Holdings, Inc.	186	13,770

The accompanying notes are an integral part of these financial statements.

41

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Brighthouse Financial, Inc.(a)	294	$19,048
Brown & Brown, Inc.	1,207	96,198
Burford Capital Ltd.	1,096	9,776
Burke & Herbert Financial Services Corp.	44	2,742
Business First Bancshares, Inc.	30	784
Byline Bancorp, Inc.	146	4,256
Cadence Bank	846	36,243
Camden National Corp.	115	4,989
Cannae Holdings, Inc.	369	5,804
Cantaloupe, Inc.(a)	192	2,039
Capital One Financial Corp.	2,878	697,512
Capitol Federal Financial, Inc.	420	2,860
Carlyle Group, Inc.	1,120	66,203
Cass Information Systems, Inc.	101	4,194
Cathay General Bancorp	343	16,598
Cboe Global Markets, Inc.	478	119,978
Central Pacific Financial Corp.	231	7,198
Charles Schwab Corp.	7,776	776,900
Chime Financial, Inc. - Class A(a)	879	22,124
Chubb Ltd.	1,804	563,064
Cincinnati Financial Corp.	674	110,078
Citigroup, Inc.	8,356	975,062
Citizens Financial Group, Inc.	1,872	109,344
City Holding Co.	74	8,821
CME Group, Inc.	1,631	445,393
CNA Financial Corp.	1,278	61,012
CNO Financial Group, Inc.	421	17,880
Coastal Financial Corp.(a)	80	9,167
Cohen & Steers, Inc.	133	8,350
Coinbase Global, Inc. - Class A(a)	935	211,441
Columbia Banking System, Inc.	852	23,813
Columbia Financial, Inc.(a)	232	3,605
Comerica, Inc.	566	49,202
Commerce Bancshares, Inc.	666	34,843
Community Financial System, Inc.	299	17,175
Community Trust Bancorp, Inc.	110	6,215
Compass Diversified Holdings	337	1,618
ConnectOne Bancorp, Inc.	180	4,720
Corebridge Financial, Inc.	1,776	53,582
Corpay, Inc.(a)	317	95,395
Crawford & Co. - Class A	75	844
Credit Acceptance Corp.(a)	26	11,530
Cullen/Frost Bankers, Inc.	243	30,771
Customers Bancorp, Inc.(a)	121	8,848
CVB Financial Corp.	396	7,366
Dave, Inc.(a)	38	8,414
Diamond Hill Investment Group, Inc.	13	2,203
DigitalBridge Group, Inc.	763	11,704
Dime Community Bancshares, Inc.	140	4,213
Donnelley Financial Solutions, Inc.(a)	159	7,424
Eagle Bancorp, Inc.	194	4,155

	Shares	Value
East West Bancorp, Inc.	615	$69,120
Eastern Bankshares, Inc.	964	17,767
Employers Holdings, Inc.	179	7,727
Enact Holdings, Inc.	212	8,404
Encore Capital Group, Inc.(a)	154	8,370
Enova International, Inc.(a)	81	12,733
Enterprise Financial Services Corp.	202	10,908
Equitable Holdings, Inc.	1,351	64,375
Erie Indemnity Co. - Class A	124	35,545
Essent Group Ltd.	452	29,385
Euronet Worldwide, Inc.(a)	215	16,364
Evercore, Inc. - Class A	156	53,079
Everest Group Ltd.	196	66,513
EZCORP, Inc. - Class A(a)	424	8,234
F&G Annuities & Life, Inc.	630	19,450
FactSet Research Systems, Inc.	179	51,944
Farmers National Banc Corp.	315	4,196
FB Financial Corp.	189	10,546
Federal Agricultural Mortgage Corp. - Class C	49	8,603
Federated Hermes, Inc.	349	18,172
Fidelis Insurance Holdings Ltd.	424	8,298
Fidelity National Financial, Inc.	1,158	63,215
Fidelity National Information Services, Inc.	2,371	157,577
Fifth Third Bancorp	2,930	137,153
First American Financial Corp.	423	25,989
First BanCorp/Puerto Rico	663	13,744
First Bancorp/Southern Pines NC	156	7,923
First Busey Corp.	380	9,034
First Citizens BancShares, Inc. - Class A	39	83,701
First Commonwealth Financial Corp.	429	7,233
First Community Bankshares, Inc.	51	1,720
First Financial Bancorp	510	12,760
First Financial Bankshares, Inc.	730	21,805
First Financial Corp.	100	6,042
First Foundation, Inc.(a)	478	2,944
First Hawaiian, Inc.	541	13,687
First Horizon Corp.	2,151	51,409
First Interstate BancSystem, Inc. - Class A	446	15,432
First Merchants Corp.	303	11,356
First Mid Bancshares, Inc.	165	6,435
FirstCash Holdings, Inc.	171	27,254
Fiserv, Inc.(a)	2,451	164,634
Flagstar Financial, Inc.	1,363	17,160
Flushing Financial Corp.	249	3,777
Flywire Corp.(a)	607	8,595
FNB Corp.	1,461	24,983
Franklin Resources, Inc.	1,111	26,542
Freedom Holding Corp./NV(a)	83	10,099
Fulton Financial Corp.	889	17,184
Genworth Financial, Inc. - Class A(a)	2,084	18,819

The accompanying notes are an integral part of these financial statements.

42

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
German American Bancorp, Inc.	70	$2,743
Glacier Bancorp, Inc.	550	24,227
Global Payments, Inc.	1,124	86,998
Globe Life, Inc.	351	49,091
Goldman Sachs Group, Inc.	1,366	1,200,714
Goosehead Insurance, Inc. - Class A	134	9,869
Green Dot Corp. - Class A(a)	15	192
Hagerty, Inc. - Class A(a)	641	8,615
Hamilton Insurance Group Ltd. - Class B(a)	348	9,709
Hamilton Lane, Inc. - Class A	109	14,640
Hancock Whitney Corp.	401	25,536
Hanmi Financial Corp.	200	5,406
Hanover Insurance Group, Inc.	142	25,953
Hartford Insurance Group, Inc.	1,273	175,419
HCI Group, Inc.	47	9,009
Heritage Commerce Corp.	466	5,597
Heritage Financial Corp.	184	4,352
Hilltop Holdings, Inc.	306	10,386
Home BancShares, Inc.	950	26,391
HomeStreet, Inc. - Class A	165	2,414
Hope Bancorp, Inc.	702	7,694
Horace Mann Educators Corp.	249	11,499
Horizon Bancorp, Inc.	262	4,444
Houlihan Lokey, Inc.	229	39,890
Huntington Bancshares, Inc.	7,051	122,335
Independent Bank Corp.	171	5,563
Independent Bank Corp.	244	17,832
Interactive Brokers Group, Inc. - Class A	2,000	128,620
Intercontinental Exchange, Inc.	2,584	418,505
International Bancshares Corp.	280	18,603
International Money Express, Inc.(a)	206	3,164
Invesco Ltd.	1,886	49,545
Jack Henry & Associates, Inc.	309	56,386
Jackson Financial, Inc. - Class A	302	32,208
Jefferies Financial Group, Inc.	682	42,264
Jefferson Capital, Inc.	423	9,450
JPMorgan Chase & Co.	12,426	4,003,906
Kearny Financial Corp.	459	3,401
Kemper Corp.	300	12,162
KeyCorp	4,882	100,764
Kinsale Capital Group, Inc.	109	42,632
KKR & Co., Inc.	3,109	396,335
Lakeland Financial Corp.	98	5,592
Lazard, Inc.	411	19,958
Lemonade, Inc.(a)	302	21,496
LendingClub Corp.(a)	494	9,356
LendingTree, Inc.(a)	63	3,345
Lincoln National Corp.	836	37,227
Live Oak Bancshares, Inc.	223	7,660
Loews Corp.	795	83,721

	Shares	Value
LPL Financial Holdings, Inc.	361	$128,938
M&T Bank Corp.	690	139,021
Markel Group, Inc.(a)	56	120,380
MarketAxess Holdings, Inc.	182	32,988
Marqeta, Inc. - Class A(a)	1,936	9,196
Marsh & McLennan Cos., Inc.	2,232	414,081
Mastercard, Inc. - Class A	3,705	2,115,110
Mercantile Bank Corp.	108	5,195
Merchants Bancorp	103	3,508
Mercury General Corp.	82	7,713
MetLife, Inc.	2,516	198,613
Metropolitan Bank Holding Corp.	75	5,727
MGIC Investment Corp.	926	27,058
Midland States Bancorp, Inc.	35	741
Moelis & Co. - Class A	332	22,822
Moody's Corp.	814	415,832
Morgan Stanley	5,505	977,303
Morningstar, Inc.	111	24,121
MSCI, Inc.	340	195,068
Nasdaq, Inc.	2,064	200,476
National Bank Holdings Corp. - Class A	156	5,930
Navient Corp.	669	8,697
NBT Bancorp, Inc.	200	8,304
NCR Atleos Corp.(a)	320	12,195
Nelnet, Inc. - Class A	73	9,706
NerdWallet, Inc. - Class A(a)	275	3,726
Nicolet Bankshares, Inc.	38	4,609
NMI Holdings, Inc. - Class A(a)	394	16,071
Northeast Bank	38	3,949
Northern Trust Corp.	876	119,653
Northwest Bancshares, Inc.	517	6,204
NU Holdings Ltd. - Class A(a)	15,324	256,524
OceanFirst Financial Corp.	100	1,795
OFG Bancorp	211	8,647
Old National Bancorp	1,596	35,607
Old Republic International Corp.	1,088	49,656
Old Second Bancorp, Inc.	369	7,195
OneMain Holdings, Inc.	488	32,964
Origin Bancorp, Inc.	124	4,664
Oscar Health, Inc. - Class A(a)	742	10,663
Palomar Holdings, Inc.(a)	121	16,306
Park National Corp.	87	13,240
Pathward Financial, Inc.	106	7,526
Patria Investments Ltd. - Class A	274	4,354
Paymentus Holdings, Inc. - Class A(a)	141	4,454
Payoneer Global, Inc.(a)	1,300	7,306
PayPal Holdings, Inc.	4,337	253,194
PennyMac Financial Services, Inc.	250	32,960
Peoples Bancorp, Inc.	167	5,015
Perella Weinberg Partners	238	4,117
Pinnacle Financial Partners, Inc.	368	35,111
Piper Sandler Cos.	85	28,875
PJT Partners, Inc. - Class A	86	14,379

The accompanying notes are an integral part of these financial statements.

43

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
PNC Financial Services Group, Inc.	1,782	$371,957
Popular, Inc.	293	36,484
PRA Group, Inc.(a)	117	2,070
Preferred Bank	74	6,988
Primerica, Inc.	143	36,945
Principal Financial Group, Inc.	1,037	91,474
ProAssurance Corp.(a)	230	5,557
PROG Holdings, Inc.	248	7,314
Progressive Corp.	2,657	605,052
Prosperity Bancshares, Inc.	364	25,156
Provident Financial Services, Inc.	449	8,868
Prudential Financial, Inc.	1,573	177,560
QCR Holdings, Inc.	47	3,915
Radian Group, Inc.	524	18,859
Raymond James Financial, Inc.	790	126,866
Regions Financial Corp.	3,886	105,311
Reinsurance Group of America, Inc.	294	59,817
Remitly Global, Inc.(a)	643	8,873
RenaissanceRe Holdings Ltd.	200	56,232
Renasant Corp.	392	13,806
RLI Corp.	390	24,952
Robinhood Markets, Inc. - Class A(a)	3,348	378,659
Rocket Cos., Inc. - Class A	4,373	84,661
Root, Inc./OH(a)	49	3,539
Ryan Specialty Holdings, Inc.	502	25,918
S&P Global, Inc.	1,385	723,787
S&T Bancorp, Inc.	187	7,358
Safety Insurance Group, Inc.	96	7,479
Seacoast Banking Corp. of Florida	500	15,710
SEI Investments Co.	429	35,187
Selective Insurance Group, Inc.	300	25,101
ServisFirst Bancshares, Inc.	248	17,804
Sezzle, Inc.(a)	57	3,618
Shift4 Payments, Inc. - Class A(a)(b)	339	21,347
Simmons First National Corp. - Class A	687	12,950
SiriusPoint Ltd.(a)	408	8,931
Skyward Specialty Insurance Group, Inc.(a)	210	10,733
Slide Insurance Holdings, Inc.(a)	488	9,506
SLM Corp.	834	22,568
SoFi Technologies, Inc.(a)	5,331	139,566
Southside Bancshares, Inc.	171	5,197
SOUTHSTATE BANK CORP	489	46,020
State Street Corp.	1,283	165,520
Stellar Bancorp, Inc.	125	3,868
StepStone Group, Inc. - Class A	321	20,599
Stewart Information Services Corp.	107	7,518
Stifel Financial Corp.	445	55,723
Stock Yards Bancorp, Inc.	90	5,845
StoneCo Ltd. - Class A(a)	1,197	17,704
StoneX Group, Inc.(a)	211	20,072

	Shares	Value
Synchrony Financial	1,697	$141,581
Synovus Financial Corp.	559	27,978
T Rowe Price Group, Inc.	955	97,773
Texas Capital Bancshares, Inc.(a)	203	18,380
TFS Financial Corp.	1,326	17,742
Toast, Inc. - Class A(a)	2,164	76,844
Tompkins Financial Corp.	39	2,828
Towne Bank	374	12,480
TPG, Inc.	602	38,432
Tradeweb Markets, Inc. - Class A	507	54,523
Travelers Cos., Inc.	1,019	295,571
TriCo Bancshares	59	2,795
Triumph Financial, Inc.(a)	132	8,267
Truist Financial Corp.	5,831	286,944
Trupanion, Inc.(a)	112	4,185
TrustCo Bank Corp. NY	153	6,323
Trustmark Corp.	270	10,516
UMB Financial Corp.	347	39,919
United Bankshares, Inc.	707	27,149
United Community Banks, Inc.	615	19,200
United Fire Group, Inc.	166	6,034
Univest Financial Corp.	201	6,581
Unum Group	723	56,032
Upstart Holdings, Inc.(a)	371	16,224
US Bancorp	7,057	376,562
UWM Holdings Corp.	603	2,641
Valley National Bancorp	2,390	27,915
Victory Capital Holdings, Inc. - Class A	193	12,176
Virtu Financial, Inc. - Class A	350	11,662
Virtus Investment Partners, Inc.	38	6,200
Visa, Inc. - Class A	7,675	2,691,699
Voya Financial, Inc.	464	34,563
W R Berkley Corp.	1,311	91,927
WaFd, Inc.	460	14,734
Walker & Dunlop, Inc.	152	9,143
Washington Trust Bancorp, Inc.	100	2,955
Webster Financial Corp.	777	48,904
Webull Corp.(a)	768	5,967
Wells Fargo & Co.	14,723	1,372,184
WesBanco, Inc.	443	14,725
Westamerica BanCorp	176	8,418
Western Alliance Bancorp	491	41,278
Western Union Co.	1,755	16,339
WEX, Inc.(a)	168	25,029
White Mountains Insurance Group Ltd.	12	24,936
Willis Towers Watson PLC	437	143,598
Wintrust Financial Corp.	319	44,603
WisdomTree, Inc.	353	4,303
World Acceptance Corp.(a)	17	2,387
WSFS Financial Corp.	274	15,136
Zions Bancorp NA	602	35,241
		41,179,200

The accompanying notes are an integral part of these financial statements.

44

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - 10.2%
10X Genomics, Inc. - Class A(a)	700	$11,417
Abbott Laboratories	7,739	969,619
AbbVie, Inc.	7,832	1,789,534
Acadia Healthcare Co., Inc.(a)	477	6,769
ACADIA Pharmaceuticals, Inc.(a)	903	24,119
AdaptHealth Corp.(a)	397	3,954
Adaptive Biotechnologies Corp.(a)	474	7,698
Addus HomeCare Corp.(a)	70	7,517
ADMA Biologics, Inc.(a)	1,139	20,775
Agilent Technologies, Inc.	1,185	161,243
Agios Pharmaceuticals, Inc.(a)	300	8,166
Align Technology, Inc.(a)	287	44,815
Alignment Healthcare, Inc.(a)	664	13,114
Alkermes PLC(a)	655	18,327
Alnylam Pharmaceuticals, Inc.(a)	570	226,661
Alphatec Holdings, Inc.(a)	518	10,899
Amgen, Inc.	2,433	796,345
Amicus Therapeutics, Inc.(a)	1,252	17,828
AMN Healthcare Services, Inc.(a)	188	2,963
Amneal Pharmaceuticals, Inc.(a)	772	9,727
Amphastar Pharmaceuticals, Inc.(a)	217	5,811
Amylyx Pharmaceuticals, Inc.(a)	325	3,926
AnaptysBio, Inc.(a)	182	8,823
Anavex Life Sciences Corp.(a)	627	2,232
AngioDynamics, Inc.(a)	231	2,966
ANI Pharmaceuticals, Inc.(a)	90	7,105
Anika Therapeutics, Inc.(a)	100	961
Apellis Pharmaceuticals, Inc.(a)	490	12,309
Apogee Therapeutics, Inc.(a)	127	9,586
Arcellx, Inc.(a)	176	11,475
Arcturus Therapeutics Holdings, Inc.(a)	257	1,575
Arcus Biosciences, Inc.(a)	347	8,269
Arcutis Biotherapeutics, Inc.(a)	400	11,616
Ardelyx, Inc.(a)	927	5,404
Arrowhead Pharmaceuticals, Inc.(a)	563	37,378
ARS Pharmaceuticals, Inc.(a)	147	1,713
Artivion, Inc.(a)	127	5,792
Arvinas, Inc.(a)	300	3,558
Astrana Health, Inc.(a)	202	5,012
Astria Therapeutics, Inc.(a)	80	1,047
AtriCure, Inc.(a)	208	8,228
Aurinia Pharmaceuticals, Inc.(a)	644	10,272
Avanos Medical, Inc.(a)	297	3,335
Avantor, Inc.(a)	2,876	32,959
Avidity Biosciences, Inc.(a)	492	35,488
AxoGen, Inc.(a)	166	5,433
Axsome Therapeutics, Inc.(a)	169	30,866
Azenta, Inc.(a)	282	9,379
Baxter International, Inc.	2,375	45,386
Beam Therapeutics, Inc.(a)	449	12,446
Becton Dickinson & Co.	1,263	245,110

	Shares	Value
BioCryst Pharmaceuticals, Inc.(a)	1,160	$9,048
Biogen, Inc.(a)	674	118,617
Biohaven Ltd.(a)	379	4,279
BioLife Solutions, Inc.(a)	211	5,102
BioMarin Pharmaceutical, Inc.(a)	898	53,368
Bio-Rad Laboratories, Inc. - Class A(a)	74	22,421
Bio-Techne Corp.	647	38,050
Boston Scientific Corp.(a)	6,588	628,166
BridgeBio Pharma, Inc.(a)	778	59,509
BrightSpring Health Services, Inc.(a)	563	21,084
Bristol-Myers Squibb Co.	9,213	496,949
Brookdale Senior Living, Inc.(a)	621	6,701
Bruker Corp.	331	15,593
Capricor Therapeutics, Inc.(a)	278	8,023
Cardinal Health, Inc.	1,061	218,035
CareDx, Inc.(a)	240	4,522
Caris Life Sciences, Inc.(a)	565	15,244
Castle Biosciences, Inc.(a)	171	6,652
Catalyst Pharmaceuticals, Inc.(a)	507	11,833
Celcuity, Inc.(a)	127	12,667
Celldex Therapeutics, Inc.(a)	262	7,116
Cencora, Inc.	822	277,631
Centene Corp.(a)	2,171	89,337
Certara, Inc.(a)	668	5,885
CG oncology, Inc.(a)	159	6,602
Charles River Laboratories International, Inc.(a)	210	41,891
Chemed Corp.	58	24,816
Cidara Therapeutics, Inc.(a)	56	12,370
Cigna Group	1,195	328,900
Cogent Biosciences, Inc.(a)	536	19,039
Collegium Pharmaceutical, Inc.(a)	187	8,658
Concentra Group Holdings Parent, Inc.	633	12,457
CONMED Corp.	169	6,861
Cooper Cos., Inc.(a)	917	75,157
Corcept Therapeutics, Inc.(a)	430	14,964
CorMedix, Inc.(a)(b)	581	6,757
CorVel Corp.(a)	123	8,323
Crinetics Pharmaceuticals, Inc.(a)	450	20,948
CRISPR Therapeutics AG(a)	473	24,804
Cross Country Healthcare, Inc.(a)	193	1,563
CryoPort, Inc.(a)	420	4,032
Cullinan Therapeutics, Inc.(a)	281	2,908
CVS Health Corp.	5,755	456,717
Cytokinetics, Inc.(a)	566	35,964
Danaher Corp.	2,915	667,302
DaVita, Inc.(a)	323	36,696
Day One Biopharmaceuticals, Inc.(a)	242	2,255
Denali Therapeutics, Inc.(a)	627	10,352
DENTSPLY SIRONA, Inc.	1,122	12,824
Dexcom, Inc.(a)	1,756	116,546

The accompanying notes are an integral part of these financial statements.

45

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Dianthus Therapeutics, Inc.(a)	465	$19,163
Disc Medicine, Inc.(a)	100	7,941
Doximity, Inc. - Class A(a)	631	27,941
Dynavax Technologies Corp.(a)	612	9,413
Dyne Therapeutics, Inc.(a)	322	6,298
Edgewise Therapeutics, Inc.(a)	230	5,707
Edwards Lifesciences Corp.(a)	2,567	218,837
Elanco Animal Health, Inc.(a)	2,165	48,994
Elevance Health, Inc.	1,000	350,550
Eli Lilly & Co.	3,792	4,075,187
Embecta Corp.	345	4,099
Enanta Pharmaceuticals, Inc.(a)	103	1,624
Encompass Health Corp.	434	46,065
Enhabit, Inc.(a)	236	2,176
Enliven Therapeutics, Inc.(a)	874	13,460
Enovis Corp.(a)	346	9,217
Ensign Group, Inc.	264	45,989
Envista Holdings Corp.(a)	798	17,325
Evolent Health, Inc. - Class A(a)	492	1,968
Evolus, Inc.(a)	316	2,101
Exact Sciences Corp.(a)	850	86,326
Exelixis, Inc.(a)	1,135	49,747
EyePoint Pharmaceuticals, Inc.(a)	148	2,704
Fortrea Holdings, Inc.(a)	469	8,090
Fulcrum Therapeutics, Inc.(a)	295	3,336
Fulgent Genetics, Inc.(a)	178	4,676
GE HealthCare Technologies, Inc.	2,062	169,125
GeneDx Holdings Corp.(a)	95	12,356
Gilead Sciences, Inc.	5,443	668,074
Glaukos Corp.(a)	251	28,340
Globus Medical, Inc. - Class A(a)	501	43,742
GRAIL, Inc.(a)	135	11,555
Guardant Health, Inc.(a)	570	58,220
Haemonetics Corp.(a)	250	20,038
Halozyme Therapeutics, Inc.(a)	494	33,246
Harmony Biosciences Holdings, Inc.(a)	168	6,287
Harrow, Inc.(a)	170	8,330
HCA Healthcare, Inc.	741	345,943
HealthEquity, Inc.(a)	351	32,155
HealthStream, Inc.	210	4,845
Henry Schein, Inc.(a)	496	37,488
Hims & Hers Health, Inc.(a)	867	28,151
Hologic, Inc.(a)	1,052	78,363
Humana, Inc.	525	134,468
ICU Medical, Inc.(a)	100	14,267
IDEAYA Biosciences, Inc.(a)	1,077	37,232
IDEXX Laboratories, Inc.(a)	357	241,521
Illumina, Inc.(a)	679	89,058
Immunome, Inc.(a)	251	5,391
Immunovant, Inc.(a)	304	7,728
Incyte Corp.(a)	893	88,202

	Shares	Value
Indivior PLC(a)	522	$18,729
Inhibrx Biosciences, Inc.(a)	38	3,002
Innoviva, Inc.(a)	242	4,838
Inogen, Inc.(a)	213	1,431
Insmed, Inc.(a)	936	162,901
Inspire Medical Systems, Inc.(a)	141	13,004
Insulet Corp.(a)	322	91,525
Integer Holdings Corp.(a)	148	11,608
Integra LifeSciences Holdings Corp.(a)	378	4,695
Intellia Therapeutics, Inc.(a)	617	5,547
Intuitive Surgical, Inc.(a)	1,595	903,344
Ionis Pharmaceuticals, Inc.(a)	700	55,377
IQVIA Holdings, Inc.(a)	765	172,439
IRadimed Corp.	165	16,051
iRhythm Technologies, Inc.(a)	125	22,180
Janux Therapeutics, Inc.(a)	167	2,305
Jazz Pharmaceuticals PLC(a)	258	43,860
Johnson & Johnson	10,768	2,228,438
Keros Therapeutics, Inc.(a)	124	2,525
Kiniksa Pharmaceuticals International PLC(a)	106	4,373
Kodiak Sciences, Inc.(a)	182	5,089
Krystal Biotech, Inc.(a)	108	26,626
Kura Oncology, Inc.(a)	403	4,187
Kymera Therapeutics, Inc.(a)	271	21,087
Labcorp Holdings, Inc.	389	97,592
Lantheus Holdings, Inc.(a)	358	23,825
LeMaitre Vascular, Inc.	104	8,434
LENZ Therapeutics, Inc.(a)(b)	51	816
LifeStance Health Group, Inc.(a)	653	4,597
Ligand Pharmaceuticals, Inc.(a)	100	18,907
Liquidia Corp.(a)	233	8,036
LivaNova Plc(a)	258	15,875
Madrigal Pharmaceuticals, Inc.(a)	97	56,487
MannKind Corp.(a)	982	5,568
Masimo Corp.(a)	220	28,613
McKesson Corp.	555	455,261
Medpace Holdings, Inc.(a)	99	55,603
Medtronic PLC	5,736	551,000
Merck & Co., Inc.	11,172	1,175,965
Merit Medical Systems, Inc.(a)	298	26,266
Mesa Laboratories, Inc.	34	2,669
Mettler-Toledo International, Inc.(a)	91	126,871
MiMedx Group, Inc.(a)	749	5,071
Mind Medicine MindMed, Inc.(a)	618	8,275
Mineralys Therapeutics, Inc.(a)	226	8,202
Mirum Pharmaceuticals, Inc.(a)	146	11,533
Moderna, Inc.(a)	1,664	49,071
Molina Healthcare, Inc.(a)	227	39,394
Monte Rosa Therapeutics, Inc.(a)	107	1,678
Myriad Genetics, Inc.(a)	450	2,768
Natera, Inc.(a)	585	134,018
National HealthCare Corp.	67	9,185

The accompanying notes are an integral part of these financial statements.

46

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
National Research Corp.	128	$2,403
Nektar Therapeutics(a)	127	5,370
Neogen Corp.(a)	1,159	8,101
NeoGenomics, Inc.(a)	690	8,114
Neurocrine Biosciences, Inc.(a)	429	60,845
Novavax, Inc.(a)	757	5,087
Nurix Therapeutics, Inc.(a)	394	7,474
Nuvalent, Inc. - Class A(a)	204	20,520
Nuvation Bio, Inc.(a)	737	6,604
Ocular Therapeutix, Inc.(a)	426	5,172
Olema Pharmaceuticals, Inc.(a)	354	8,850
OmniAb, Inc.(a)(c)	42	0
OmniAb, Inc.(a)(c)	42	0
Omnicell, Inc.(a)	252	11,416
Option Care Health, Inc.(a)	718	22,875
Organon & Co.	1,281	9,185
Orthofix Medical, Inc.(a)	298	4,518
OrthoPediatrics Corp.(a)	105	1,865
Oruka Therapeutics, Inc.(a)	719	21,793
Pacira BioSciences, Inc.(a)	279	7,221
PACS Group, Inc.(a)	243	9,329
Pediatrix Medical Group, Inc.(a)	516	11,037
Pennant Group, Inc.(a)	150	4,222
Penumbra, Inc.(a)	159	49,435
Perrigo Co. PLC	698	9,716
Pfizer, Inc.	25,720	640,428
Phibro Animal Health Corp. - Class A	3	112
Phreesia, Inc.(a)	360	6,091
Praxis Precision Medicines, Inc.(a)	92	27,116
Prestige Consumer Healthcare, Inc.(a)	271	16,718
Privia Health Group, Inc.(a)	611	14,487
PROCEPT BioRobotics Corp.(a)	284	8,935
Progyny, Inc.(a)	390	10,015
Protagonist Therapeutics, Inc.(a)	308	26,901
Prothena Corp. PLC(a)	257	2,454
PTC Therapeutics, Inc.(a)	372	28,257
Quanterix Corp.(a)	228	1,450
Quest Diagnostics, Inc.	507	87,980
QuidelOrtho Corp.(a)	264	7,540
RadNet, Inc.(a)	270	19,265
Recursion Pharmaceuticals, Inc. - Class A(a)	1,236	5,055
Regeneron Pharmaceuticals, Inc.	466	359,691
REGENXBIO, Inc.(a)	218	3,139
Relay Therapeutics, Inc.(a)	103	871
Repligen Corp.(a)	170	27,856
ResMed, Inc.	662	159,456
Revolution Medicines, Inc.(a)	747	59,499
Revvity, Inc.	488	47,214
Rhythm Pharmaceuticals, Inc.(a)	279	29,864
Rigel Pharmaceuticals, Inc.(a)	555	23,771
Royalty Pharma PLC - Class A	1,530	59,119

	Shares	Value
RxSight, Inc.(a)	228	$2,376
Sana Biotechnology, Inc.(a)	1,344	5,470
Sanofi SA(a)(c)	155	0
Sarepta Therapeutics, Inc.(a)	463	9,964
Scholar Rock Holding Corp.(a)	328	14,448
Schrodinger, Inc.(a)	309	5,525
Select Medical Holdings Corp.	415	6,163
SI-BONE, Inc.(a)	281	5,541
Simulations Plus, Inc.(a)	97	1,768
Sionna Therapeutics, Inc.(a)	168	6,912
Soleno Therapeutics, Inc.(a)	173	8,010
Solventum Corp.(a)	699	55,389
Sotera Health Co.(a)	601	10,602
Spyre Therapeutics, Inc.(a)	352	11,532
STAAR Surgical Co.(a)	280	6,465
STERIS PLC	447	113,323
Stoke Therapeutics, Inc.(a)	190	6,031
Stryker Corp.	1,601	562,703
Summit Therapeutics, Inc.(a)(b)	514	8,990
Supernus Pharmaceuticals, Inc.(a)	275	13,668
Surgery Partners, Inc.(a)	422	6,520
Syndax Pharmaceuticals, Inc.(a)	387	8,131
Tandem Diabetes Care, Inc.(a)	348	7,649
Tarsus Pharmaceuticals, Inc.(a)	201	16,458
Taysha Gene Therapies, Inc.(a)	736	4,048
Teladoc Health, Inc.(a)	839	5,873
Teleflex, Inc.	176	21,479
Tempus AI, Inc.(a)	460	27,163
Tenet Healthcare Corp.(a)	378	75,116
Terns Pharmaceuticals, Inc.(a)	424	17,130
TG Therapeutics, Inc.(a)	745	22,208
Theravance Biopharma, Inc.(a)	897	16,783
Thermo Fisher Scientific, Inc.	1,688	978,112
Tilray Brands, Inc.(a)(b)	1,411	12,741
Tonix Pharmaceuticals Holding Corp.(a)	76	1,187
TransMedics Group, Inc.(a)	156	18,977
Travere Therapeutics, Inc.(a)	326	12,456
Trevi Therapeutics, Inc.(a)	555	6,949
TruBridge, Inc.(a)	100	2,207
Twist Bioscience Corp.(a)	376	11,927
UFP Technologies, Inc.(a)	46	10,213
Ultragenyx Pharmaceutical, Inc.(a)	353	8,119
United Therapeutics Corp.(a)	204	99,399
UnitedHealth Group, Inc.	4,091	1,350,480
Universal Health Services, Inc. - Class B	257	56,031
UroGen Pharma Ltd.(a)	325	7,612
US Physical Therapy, Inc.	93	7,262
Vanda Pharmaceuticals, Inc.(a)	481	4,242
Varex Imaging Corp.(a)	282	3,285
Vaxcyte, Inc.(a)	665	30,683
Veeva Systems, Inc. - Class A(a)	673	150,234
Vera Therapeutics, Inc.(a)	198	10,027

The accompanying notes are an integral part of these financial statements.

47

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Veracyte, Inc.(a)	272	$11,451
Vericel Corp.(a)	230	8,282
Vertex Pharmaceuticals, Inc.(a)	1,179	534,511
Viatris, Inc.	5,098	63,470
Viking Therapeutics, Inc.(a)	461	16,218
Vir Biotechnology, Inc.(a)	580	3,497
Viridian Therapeutics, Inc.(a)	473	14,720
Waters Corp.(a)	261	99,136
Waystar Holding Corp.(a)	553	18,111
West Pharmaceutical Services, Inc.	332	91,346
Xencor, Inc.(a)	269	4,118
Xeris Biopharma Holdings, Inc.(a)	791	6,209
Zimmer Biomet Holdings, Inc.	871	78,320
Zoetis, Inc.	2,011	253,024
Zymeworks, Inc.(a)	387	10,190
		29,914,908
Industrials - 9.1%
3M Co.	2,274	364,067
A O Smith Corp.	532	35,580
AAON, Inc.	321	24,476
AAR Corp.(a)	1	83
ABM Industries, Inc.	247	10,448
ACCO Brands Corp.	825	3,077
Acuity, Inc.	135	48,605
ACV Auctions, Inc. - Class A(a)	684	5,486
Advanced Drainage Systems, Inc.	302	43,739
Aebi Schmidt Holding AG	78	987
AECOM	575	54,815
AeroVironment, Inc.(a)(b)	60	14,513
AGCO Corp.	299	31,192
Air Lease Corp.	501	32,179
Alamo Group, Inc.	63	10,576
Alaska Air Group, Inc.(a)	137	6,891
Albany International Corp. - Class A	165	8,366
Allegiant Travel Co.(a)	73	6,225
Allegion PLC	404	64,325
Allison Transmission Holdings, Inc.	402	39,356
Amentum Holdings, Inc.(a)	893	25,897
Ameresco, Inc. - Class A(a)	181	5,301
American Airlines Group, Inc.(a)	1,570	24,068
American Superconductor Corp.(a)	181	5,209
American Woodmark Corp.(a)	101	5,444
AMETEK, Inc.	1,037	212,906
Amprius Technologies, Inc.(a)	631	4,979
API Group Corp.(a)	1,522	58,232
Apogee Enterprises, Inc.	118	4,296
Applied Industrial Technologies, Inc.	175	44,935
ArcBest Corp.	109	8,087
Archer Aviation, Inc. - Class A(a)	2,607	19,605
Arcosa, Inc.	200	21,264
Argan, Inc.	47	14,726
Armstrong World Industries, Inc.	178	34,016

	Shares	Value
Array Technologies, Inc.(a)(b)	750	$6,915
Astec Industries, Inc.	92	3,985
Astronics Corp.(a)	67	3,634
ATI, Inc.(a)	608	69,774
Atkore, Inc.	202	12,776
Atmus Filtration Technologies, Inc.	330	17,130
Automatic Data Processing, Inc.	1,805	464,300
Avis Budget Group, Inc.(a)(b)	148	18,991
Axon Enterprise, Inc.(a)	331	187,985
AZZ, Inc.	130	13,933
Barrett Business Services, Inc.	96	3,476
Bloom Energy Corp. - Class A(a)	946	82,198
Blue Bird Corp.(a)	138	6,486
Boeing Co.(a)	3,381	734,110
Boise Cascade Co.	148	10,893
Booz Allen Hamilton Holding Corp.	547	46,145
Brady Corp. - Class A	166	13,009
BrightView Holdings, Inc.(a)	204	2,585
Brink's Co.	213	24,863
Broadridge Financial Solutions, Inc.	525	117,164
Brookfield Business Corp.	269	9,652
Builders FirstSource, Inc.(a)	488	50,210
BWX Technologies, Inc.	403	69,655
CACI International, Inc. - Class A(a)	96	51,150
Cadre Holdings, Inc.	61	2,491
Carlisle Cos., Inc.	194	62,053
Carrier Global Corp.	3,638	192,232
Casella Waste Systems, Inc. - Class A(a)	276	27,031
Caterpillar, Inc.	2,111	1,209,329
CBIZ, Inc.(a)	220	11,099
CECO Environmental Corp.(a)	71	4,249
CH Robinson Worldwide, Inc.	522	83,917
Chart Industries, Inc.(a)	200	41,246
Cimpress PLC(a)	90	5,993
Cintas Corp.	1,522	286,243
Clarivate PLC(a)	26,620	88,911
Clean Harbors, Inc.(a)	221	51,820
CNH Industrial NV	4,157	38,328
Columbus McKinnon Corp.	101	1,742
Comfort Systems USA, Inc.	161	150,260
Concentrix Corp.	159	6,611
Construction Partners, Inc. - Class A(a)	212	23,013
Copart, Inc.(a)	3,963	155,151
Core & Main, Inc. - Class A(a)	848	44,071
CRA International, Inc.	15	3,010
Crane Co.	241	44,448
CSG Systems International, Inc.	167	12,807
CSW Industrials, Inc.	73	21,428
CSX Corp.	8,405	304,681
Cummins, Inc.	605	308,822
Curtiss-Wright Corp.	172	94,818
Dayforce, Inc.(a)	668	46,199

The accompanying notes are an integral part of these financial statements.

48

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Deere & Co.	1,121	$521,904
Delta Air Lines, Inc.	775	53,785
Deluxe Corp.	200	4,466
DNOW, Inc.(a)	669	8,864
Donaldson Co., Inc.	501	44,419
Douglas Dynamics, Inc.	169	5,518
Dover Corp.	618	120,658
Driven Brands Holdings, Inc.(a)	420	6,224
Ducommun, Inc.(a)	100	9,513
DXP Enterprises, Inc.(a)	65	7,136
Dycom Industries, Inc.(a)	124	41,900
Eaton Corp. PLC	1,770	563,763
EMCOR Group, Inc.	200	122,358
Emerson Electric Co.	2,499	331,667
Energy Recovery, Inc.(a)	281	3,791
Enerpac Tool Group Corp.	290	11,090
EnerSys	151	22,159
Ennis, Inc.	50	900
Enovix Corp.(a)	914	6,681
Enpro, Inc.	84	17,987
Enviri Corp.(a)	209	3,745
Eos Energy Enterprises, Inc.(a)	1,317	15,093
Equifax, Inc.	550	119,339
ESAB Corp.	280	31,282
ESCO Technologies, Inc.	102	19,930
Everus Construction Group, Inc.(a)	225	19,251
ExlService Holdings, Inc.(a)	721	30,599
Expeditors International of Washington, Inc.	612	91,194
Exponent, Inc.	255	17,712
Fastenal Co.	5,195	208,475
Federal Signal Corp.	261	28,342
FedEx Corp.	280	80,881
Ferguson Enterprises, Inc.	894	199,031
First Advantage Corp.(a)	366	5,318
Flowserve Corp.	584	40,518
Fluence Energy, Inc.(a)	251	4,965
Fluor Corp.(a)	677	26,830
Fortive Corp.	1,464	80,827
Fortune Brands Innovations, Inc.	489	24,460
Forward Air Corp.(a)	152	3,800
Franklin Electric Co., Inc.	206	19,679
FTAI Aviation Ltd.	453	89,173
FTAI Infrastructure, Inc.	259	1,194
FTI Consulting, Inc.(a)	132	22,550
Gates Industrial Corp. PLC(a)	1,190	25,549
GATX Corp.	168	28,493
GE Vernova, Inc.	1,218	796,048
Genco Shipping & Trading Ltd.	206	3,797
Generac Holdings, Inc.(a)	272	37,093
General Dynamics Corp.	1,215	409,042
General Electric Co.	4,734	1,458,214

	Shares	Value
Genpact Ltd.	713	$33,354
Gibraltar Industries, Inc.(a)	138	6,823
Global Industrial Co.	10	292
Gorman-Rupp Co.	58	2,769
Graco, Inc.	784	64,264
Granite Construction, Inc.	205	23,647
Great Lakes Dredge & Dock Corp.(a)	105	1,378
Greenbrier Cos., Inc.	109	5,095
Griffon Corp.	156	11,489
GXO Logistics, Inc.(a)	480	25,267
Hayward Holdings, Inc.(a)	1,094	16,902
Healthcare Services Group, Inc.(a)	375	7,170
Heartland Express, Inc.	340	3,070
HEICO Corp.	182	58,893
HEICO Corp. - Class A	100	25,243
Helios Technologies, Inc.	150	8,023
Herc Holdings, Inc.	164	24,335
Hertz Global Holdings, Inc.(a)	1,622	8,337
Hexcel Corp.	320	23,648
Hillenbrand, Inc.	325	10,309
Hillman Solutions Corp.(a)	977	8,461
HNI Corp.	394	16,576
Honeywell International, Inc.	2,839	553,861
Howmet Aerospace, Inc.	1,774	363,705
Hub Group, Inc. - Class A	286	12,186
Hubbell, Inc.	239	106,142
Huntington Ingalls Industries, Inc.	174	59,172
Huron Consulting Group, Inc.(a)	65	11,239
Hyster-Yale, Inc.	62	1,842
ICF International, Inc.	97	8,274
IDEX Corp.	332	59,076
IES Holdings, Inc.(a)	80	31,122
Illinois Tool Works, Inc.	1,291	317,973
Ingersoll Rand, Inc.	1,774	140,536
Innodata, Inc.(a)	175	8,916
Insperity, Inc.	190	7,357
Insteel Industries, Inc.	55	1,742
Interface, Inc.	189	5,277
Intuitive Machines, Inc.(a)	343	5,567
ITT, Inc.	362	62,811
Jacobs Solutions, Inc.	539	71,396
Janus International Group, Inc.(a)	533	3,486
JB Hunt Transport Services, Inc.	367	71,323
JBT Marel Corp.	207	31,189
JetBlue Airways Corp.(a)	159	723
Joby Aviation, Inc.(a)	1,971	26,017
Johnson Controls International PLC	2,896	346,796
Kadant, Inc.	54	15,391
Karman Holdings, Inc.(a)	482	35,268
KBR, Inc.	652	26,210
Kelly Services, Inc. - Class A	233	2,050
Kennametal, Inc.	304	8,637
Kforce, Inc.	69	2,133
Kirby Corp.(a)	214	23,579

The accompanying notes are an integral part of these financial statements.

49

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Knight-Swift Transportation Holdings, Inc.	748	$39,105
Korn Ferry	285	18,816
Kratos Defense & Security Solutions, Inc.(a)	758	57,540
L3Harris Technologies, Inc.	847	248,654
Landstar System, Inc.	171	24,573
Legalzoom.com, Inc.(a)	741	7,358
Leidos Holdings, Inc.	595	107,338
Lennox International, Inc.	140	67,981
Leonardo DRS, Inc.	332	11,318
Limbach Holdings, Inc.(a)	29	2,258
Lincoln Electric Holdings, Inc.	235	56,315
Lindsay Corp.	58	6,836
Liquidity Services, Inc.(a)	105	3,183
Loar Holdings, Inc.(a)	322	21,896
Lockheed Martin Corp.	1,060	512,690
Lyft, Inc. - Class A(a)	1,606	31,108
Manitowoc Co., Inc.(a)	268	3,213
ManpowerGroup, Inc.	256	7,611
Marten Transport Ltd.	308	3,505
Masco Corp.	975	61,873
MasTec, Inc.(a)	282	61,298
Masterbrand, Inc.(a)	726	8,015
Matson, Inc.	111	13,714
Maximus, Inc.	236	20,372
McGrath RentCorp	114	11,962
Mercury Systems, Inc.(a)	258	18,837
Middleby Corp.(a)	237	35,235
MillerKnoll, Inc.	460	8,409
Montrose Environmental Group, Inc.(a)	185	4,594
Moog, Inc. - Class A	25	6,089
MSA Safety, Inc.	149	23,861
MSC Industrial Direct Co., Inc. - Class A	245	20,604
Mueller Industries, Inc.	503	57,744
Mueller Water Products, Inc. - Class A	721	17,174
MYR Group, Inc.(a)	77	16,825
NANO Nuclear Energy, Inc.(a)(b)	196	4,706
NEXTracker, Inc. - Class A(a)	624	54,357
Nordson Corp.	225	54,097
Norfolk Southern Corp.	1,019	294,206
Northrop Grumman Corp.	649	370,066
NPK International, Inc.(a)	100	1,192
NuScale Power Corp.(a)	494	7,000
nVent Electric PLC	727	74,132
Old Dominion Freight Line, Inc.	811	127,165
OPENLANE, Inc.(a)	342	10,185
Oshkosh Corp.	312	39,197
Otis Worldwide Corp.	1,782	155,658
Owens Corning	393	43,981

	Shares	Value
PACCAR, Inc.	2,342	$256,472
Parker-Hannifin Corp.	558	490,460
Parsons Corp.(a)	517	31,951
Paychex, Inc.	1,463	164,119
Paycom Software, Inc.	214	34,103
Paylocity Holding Corp.(a)	213	32,482
Pitney Bowes, Inc.	1,050	11,098
Planet Labs PBC(a)	1,070	21,100
Powell Industries, Inc.	91	29,009
Primoris Services Corp.	238	29,545
Proto Labs, Inc.(a)	130	6,577
Quanex Building Products Corp.	112	1,723
Quanta Services, Inc.	657	277,293
QXO, Inc.(a)	2,825	54,494
RB Global, Inc.	830	85,382
RBC Bearings, Inc.(a)	145	65,022
Red Cat Holdings, Inc.(a)	92	730
Regal Rexnord Corp.	296	41,535
Republic Services, Inc.	905	191,797
Resideo Technologies, Inc.(a)	580	20,370
Resources Connection, Inc.	200	1,008
REV Group, Inc.	220	13,378
Robert Half, Inc.	493	13,390
Rocket Lab Corp.(a)	2,030	141,613
Rockwell Automation, Inc.	507	197,258
Rollins, Inc.	1,298	77,906
RTX Corp.	5,988	1,098,199
Rush Enterprises, Inc. - Class A	206	11,112
RXO, Inc.(a)	636	8,039
Ryder System, Inc.	162	31,005
Saia, Inc.(a)	109	35,591
Schneider National, Inc. - Class B	218	5,784
Science Applications International Corp.	253	25,467
Sensata Technologies Holding PLC	503	16,745
Shoals Technologies Group, Inc. - Class A(a)	971	8,254
Simpson Manufacturing Co., Inc.	183	29,549
SiteOne Landscape Supply, Inc.(a)	196	24,414
SkyWest, Inc.(a)	48	4,820
Snap-on, Inc.	238	82,015
Southwest Airlines Co.	623	25,749
SPX Technologies, Inc.(a)	191	38,211
SS&C Technologies Holdings, Inc.	915	79,989
StandardAero, Inc.(a)	853	24,464
Standex International Corp.	50	10,864
Stanley Black & Decker, Inc.	650	48,282
Sterling Infrastructure, Inc.(a)	125	38,279
Stratasys Ltd.(a)	380	3,298
Sun Country Airlines Holdings, Inc.(a)	326	4,691
Sunrun, Inc.(a)	1,045	19,228
Symbotic, Inc.(a)	224	13,328
Tennant Co.	99	7,296
Terex Corp.	353	18,843

The accompanying notes are an integral part of these financial statements.

50

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Tetra Tech, Inc.	1,265	$42,428
Textron, Inc.	211	18,393
Thermon Group Holdings, Inc.(a)	89	3,307
Timken Co.	302	25,407
Titan International, Inc.(a)	375	2,936
Titan Machinery, Inc.(a)	167	2,512
Toro Co.	415	32,669
Trane Technologies PLC	1,009	392,703
Transcat, Inc.(a)	59	3,347
TransDigm Group, Inc.	246	327,143
TransUnion	882	75,632
Trex Co., Inc.(a)	524	18,382
TriNet Group, Inc.	236	13,955
Trinity Industries, Inc.	359	9,492
TrueBlue, Inc.(a)	55	250
Tutor Perini Corp.	200	13,404
Uber Technologies, Inc.(a)	8,970	732,939
UFP Industries, Inc.	262	23,855
U-Haul Holding Co.	478	22,342
U-Haul Holding Co.(a)	29	1,462
UL Solutions, Inc.	300	23,658
UniFirst Corp.	86	16,589
Union Pacific Corp.	2,651	613,229
United Airlines Holdings, Inc.(a)	383	42,827
United Parcel Service, Inc. - Class B	795	78,856
United Rentals, Inc.	285	230,656
Upwork, Inc.(a)	481	9,533
V2X, Inc.(a)	108	5,891
Valmont Industries, Inc.	92	37,013
Veralto Corp.	1,134	113,151
Verisk Analytics, Inc.	608	136,004
Verra Mobility Corp.(a)	778	17,435
Vertiv Holdings Co. - Class A	1,701	275,579
Vestis Corp.	703	4,689
Vicor Corp.(a)	89	9,754
Voyager Technologies, Inc. - Class A(a)	242	6,326
VSE Corp.	105	18,141
Wabash National Corp.	195	1,687
Waste Management, Inc.	1,791	393,501
Watsco, Inc.	166	55,934
Watts Water Technologies, Inc. - Class A	128	35,331
Werner Enterprises, Inc.	290	8,703
WESCO International, Inc.	221	54,065
Westinghouse Air Brake Technologies Corp.	748	159,661
Willdan Group, Inc.(a)	64	6,634
WillScot Mobile Mini Holdings Corp.	927	17,455
Woodward, Inc.	249	75,278
Worthington Enterprises, Inc.	191	9,850
WW Grainger, Inc.	200	201,810

	Shares	Value
Xometry, Inc. - Class A(a)	195	$11,597
XPO, Inc.(a)	497	67,547
Xylem, Inc.	1,085	147,755
Zurn Elkay Water Solutions Corp.	730	33,938
		26,830,333
Information Technology - 31.9%(d)
A10 Networks, Inc.	327	5,785
Accenture PLC - Class A	2,823	757,411
ACI Worldwide, Inc.(a)	417	19,937
ACM Research, Inc. - Class A(a)	161	6,351
Adeia, Inc.	458	7,901
Adobe, Inc.(a)	1,921	672,331
ADTRAN Holdings, Inc.(a)	374	3,250
Advanced Energy Industries, Inc.	173	36,221
Advanced Micro Devices, Inc.(a)	7,218	1,545,807
Aehr Test Systems(a)	132	2,665
Agilysys, Inc.(a)	128	15,212
Akamai Technologies, Inc.(a)	646	56,364
Alarm.com Holdings, Inc.(a)	253	12,908
Alkami Technology, Inc.(a)	304	7,013
Allegro MicroSystems, Inc.(a)	616	16,250
Alpha & Omega Semiconductor Ltd.(a)	148	2,932
Ambarella, Inc.(a)	160	11,334
Amdocs Ltd.	462	37,196
Amkor Technology, Inc.	340	13,423
Amphenol Corp. - Class A	5,433	734,216
Amplitude, Inc. - Class A(a)	314	3,636
Analog Devices, Inc.	2,127	576,842
Appfolio, Inc. - Class A(a)	93	21,636
Appian Corp. - Class A(a)	213	7,544
Apple, Inc.	66,371	18,043,620
Applied Digital Corp.(a)	960	23,539
Applied Materials, Inc.	3,557	914,113
Applied Optoelectronics, Inc.(a)	226	7,878
AppLovin Corp. - Class A(a)	1,000	673,820
Arista Networks, Inc.(a)	4,643	608,372
Arlo Technologies, Inc.(a)	613	8,576
Arrow Electronics, Inc.(a)	207	22,807
Asana, Inc. - Class A(a)	399	5,470
ASGN, Inc.(a)	250	12,043
Astera Labs, Inc.(a)	558	92,829
Atlassian Corp. - Class A(a)	724	117,389
Aurora Innovation, Inc.(a)	4,402	16,904
Autodesk, Inc.(a)	965	285,650
AvePoint, Inc.(a)	419	5,820
Avnet, Inc.	309	14,857
Axcelis Technologies, Inc.(a)	150	12,051
Badger Meter, Inc.	134	23,371
Bel Fuse, Inc. - Class B	33	5,598
Belden, Inc.	167	19,464
Benchmark Electronics, Inc.	136	5,815
Bentley Systems, Inc. - Class B	649	24,769
BigBear.ai Holdings, Inc.(a)(b)	1,349	7,285

The accompanying notes are an integral part of these financial statements.

51

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
BigCommerce Holdings, Inc.(a)	323	$1,331
BILL Holdings, Inc.(a)	358	19,525
Bitdeer Technologies Group(a)	318	3,565
BitMine Immersion Technologies, Inc.	748	20,308
Blackbaud, Inc.(a)	200	12,664
BlackLine, Inc.(a)	240	13,270
Box, Inc. - Class A(a)	708	21,176
Braze, Inc. - Class A(a)	253	8,675
Broadcom, Inc.	20,644	7,144,888
C3.ai, Inc. - Class A(a)	589	7,940
Cadence Design Systems, Inc.(a)	1,211	378,534
Calix, Inc.(a)	308	16,302
CCC Intelligent Solutions Holdings, Inc.(a)	2,807	22,316
CDW Corp./DE	589	80,222
CEVA, Inc.(a)	176	3,788
Ciena Corp.(a)	614	143,596
Cipher Mining, Inc.(a)	1,195	17,638
Circle Internet Group, Inc.(a)	636	50,435
Cirrus Logic, Inc.(a)	224	26,544
Cisco Systems, Inc.	17,686	1,362,353
CleanSpark, Inc.(a)	1,185	11,992
Clear Secure, Inc. - Class A	415	14,558
Clearfield, Inc.(a)	62	1,807
Clearwater Analytics Holdings, Inc. - Class A(a)	1,094	26,387
Cloudflare, Inc. - Class A(a)	1,374	270,884
Cognex Corp.	725	26,086
Cognizant Technology Solutions Corp. - Class A	2,186	181,438
Coherent Corp.(a)	554	102,252
Cohu, Inc.(a)	226	5,259
CommScope Holding Co., Inc.(a)	861	15,610
Commvault Systems, Inc.(a)	190	23,818
CompoSecure, Inc.(a)	58	1,118
Confluent, Inc. - Class A(a)	1,199	36,258
Consensus Cloud Solutions, Inc.(a)	108	2,357
Core Scientific, Inc.(a)	1,454	21,170
CoreWeave, Inc. - Class A(a)	1,247	89,298
Corning, Inc.	3,503	306,723
Corsair Gaming, Inc.(a)	381	2,263
Crane NXT Co.	260	12,238
Credo Technology Group Holding Ltd.(a)	675	97,126
CrowdStrike Holdings, Inc. - Class A(a)	1,082	507,198
CTS Corp.	112	4,801
Daktronics, Inc.(a)	321	6,346
Datadog, Inc. - Class A(a)	1,395	189,706
Dell Technologies, Inc. - Class C	1,409	177,365
Diebold Nixdorf, Inc.(a)	188	12,763
Digi International, Inc.(a)	182	7,879

	Shares	Value
Digimarc Corp.(a)	114	$748
DigitalOcean Holdings, Inc.(a)	270	12,992
Diodes, Inc.(a)	233	11,496
Docusign, Inc.(a)	875	59,850
Dolby Laboratories, Inc. - Class A	300	19,266
Domo, Inc. - Class B(a)	254	2,141
Dropbox, Inc. - Class A(a)	789	21,934
D-Wave Quantum, Inc.(a)	1,416	37,028
DXC Technology Co.(a)	797	11,676
Dynatrace, Inc.(a)	1,345	58,292
eGain Corp.(a)	150	1,543
Elastic NV(a)	381	28,743
Enphase Energy, Inc.(a)	663	21,249
Entegris, Inc.	670	56,448
EPAM Systems, Inc.(a)	261	53,474
ePlus, Inc.	132	11,576
Evolv Technologies Holdings, Inc.(a)	186	1,332
Extreme Networks, Inc.(a)	685	11,405
F5, Inc.(a)	264	67,389
Fabrinet(a)	161	73,300
Fair Isaac Corp.(a)	104	175,824
Fastly, Inc. - Class A(a)	589	5,996
Figma, Inc. - Class A(a)	233	8,707
First Solar, Inc.(a)	465	121,472
Five9, Inc.(a)	321	6,436
Flex Ltd.(a)	1,629	98,424
FormFactor, Inc.(a)	299	16,678
Fortinet, Inc.(a)	2,900	230,289
Freshworks, Inc. - Class A(a)	748	9,163
Gartner, Inc.(a)	327	82,496
Gen Digital, Inc.	2,454	66,724
Gitlab, Inc. - Class A(a)	561	21,054
GLOBALFOUNDRIES, Inc.(a)	378	13,200
GoDaddy, Inc. - Class A(a)	628	77,922
Grid Dynamics Holdings, Inc.(a)	258	2,330
Guidewire Software, Inc.(a)	391	78,595
Hackett Group, Inc.	40	785
Harmonic, Inc.(a)	547	5,410
Hewlett Packard Enterprise Co.	5,826	139,941
HP, Inc.	4,268	95,091
HubSpot, Inc.(a)	230	92,299
Hut 8 Corp.(a)	425	19,525
Ichor Holdings Ltd.(a)	183	3,373
Impinj, Inc.(a)	115	20,011
indie Semiconductor, Inc. - Class A(a)	956	3,375
Insight Enterprises, Inc.(a)	129	10,510
Intapp, Inc.(a)	328	15,029
Intel Corp.(a)	19,521	720,325
InterDigital, Inc.	121	38,524
International Business Machines Corp.	4,166	1,234,011
Intuit, Inc.	1,236	818,751
IonQ, Inc.(a)	1,259	56,491
IPG Photonics Corp.(a)	131	9,380

The accompanying notes are an integral part of these financial statements.

52

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Itron, Inc.(a)	213	$19,779
Jabil, Inc.	458	104,433
Jamf Holding Corp.(a)	327	4,254
Keysight Technologies, Inc.(a)	759	154,221
Kimball Electronics, Inc.(a)	204	5,675
KLA Corp.	590	716,897
Klaviyo, Inc. - Class A(a)	324	10,520
Knowles Corp.(a)	458	9,815
Kulicke & Soffa Industries, Inc.	303	13,805
Kyndryl Holdings, Inc.(a)	1,009	26,799
Lam Research Corp.	5,632	964,086
Lattice Semiconductor Corp.(a)	565	41,573
Life360, Inc.(a)	316	20,268
Littelfuse, Inc.	119	30,097
LiveRamp Holdings, Inc.(a)	375	11,014
Lumentum Holdings, Inc.(a)(b)	297	109,471
MACOM Technology Solutions Holdings, Inc.(a)	287	49,157
Manhattan Associates, Inc.(a)	273	47,314
MARA Holdings, Inc.(a)	1,667	14,970
Marvell Technology, Inc.	3,793	322,329
MaxLinear, Inc.(a)	475	8,279
Methode Electronics, Inc.	233	1,547
MicroAlgo, Inc.(a)	31	137
Microchip Technology, Inc.	2,381	151,717
Micron Technology, Inc.	4,997	1,426,194
Microsoft Corp.	32,787	15,856,449
MicroStrategy, Inc. - Class A(a)(b)	1,182	179,605
Mirion Technologies, Inc.(a)	888	20,797
Mitek Systems, Inc.(a)	85	897
MKS, Inc.	295	47,141
MongoDB, Inc.(a)	349	146,472
Monolithic Power Systems, Inc.	209	189,429
Motorola Solutions, Inc.	734	281,357
N-able, Inc.(a)	173	1,294
Napco Security Technologies, Inc.	177	7,381
Navitas Semiconductor Corp.(a)	815	5,819
nCino, Inc.(a)	590	15,128
NCR Voyix Corp.(a)	640	6,528
NetApp, Inc.	918	98,309
NETGEAR, Inc.(a)	50	1,227
NetScout Systems, Inc.(a)	295	7,983
NextNav, Inc.(a)	199	3,311
nLight, Inc.(a)	205	7,690
Novanta, Inc.(a)	179	21,299
Nutanix, Inc. - Class A(a)	1,223	63,217
NVIDIA Corp.	104,343	19,459,970
NXP Semiconductors NV	1,060	230,084
Okta, Inc.(a)	790	68,311
ON Semiconductor Corp.(a)	1,815	98,282
Ondas Holdings, Inc.(a)	1,146	11,185
OneStream, Inc.(a)	313	5,753

	Shares	Value
Onto Innovation, Inc.(a)	197	$31,098
Oracle Corp.	7,332	1,429,080
OSI Systems, Inc.(a)	67	17,089
Ouster, Inc.(a)	258	5,583
PagerDuty, Inc.(a)	430	5,637
Palantir Technologies, Inc. - Class A(a)	9,712	1,726,308
Palo Alto Networks, Inc.(a)	3,012	554,810
PAR Technology Corp.(a)	233	8,453
PC Connection, Inc.	80	4,621
PDF Solutions, Inc.(a)	190	5,421
Pegasystems, Inc.	106	6,330
Penguin Solutions, Inc.(a)	139	2,719
Photronics, Inc.(a)	241	7,712
Plexus Corp.(a)	130	19,110
Porch Group, Inc.(a)	121	1,105
Power Integrations, Inc.	280	9,951
Procore Technologies, Inc.(a)	475	34,552
Progress Software Corp.(a)	200	8,592
PTC, Inc.(a)	532	92,680
Pure Storage, Inc. - Class A(a)	1,398	93,680
Q2 Holdings, Inc.(a)	314	22,658
Qnity Electronics, Inc.	949	77,486
Qorvo, Inc.(a)	404	34,142
QUALCOMM, Inc.	1,226	209,707
Qualys, Inc.(a)	138	18,340
Quantum Computing, Inc.(a)	707	7,254
Ralliant Corp.	534	27,186
Rambus, Inc.(a)	462	42,453
Rapid7, Inc.(a)	324	4,925
Rigetti Computing, Inc.(a)	1,362	30,168
RingCentral, Inc. - Class A(a)	260	7,509
Riot Platforms, Inc.(a)	1,533	19,423
Rogers Corp.(a)	57	5,219
Roper Technologies, Inc.	481	214,108
Rubrik, Inc. - Class A(a)	488	37,322
SailPoint, Inc.(a)	176	3,560
Salesforce, Inc.	4,185	1,108,648
Samsara, Inc. - Class A(a)	1,175	41,654
Sandisk Corp./DE(a)	610	144,802
Sanmina Corp.(a)	260	39,018
ScanSource, Inc.(a)	70	2,734
Seagate Technology Holdings PLC	938	258,316
SEMrush Holdings, Inc. - Class A(a)	145	1,724
Semtech Corp.(a)	419	30,876
SentinelOne, Inc. - Class A(a)	1,285	19,275
ServiceNow, Inc.(a)	4,705	720,759
ServiceTitan, Inc. - Class A(a)	210	22,365
Silicon Laboratories, Inc.(a)	143	18,690
SiTime Corp.(a)	99	34,966
Skyworks Solutions, Inc.	698	44,260
Snowflake, Inc. - Class A(a)	1,453	318,730
SoundHound AI, Inc. - Class A(a)(b)	1,535	15,304
Sprinklr, Inc. - Class A(a)	487	3,789

The accompanying notes are an integral part of these financial statements.

53

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Sprout Social, Inc. - Class A(a)	244	$2,750
SPS Commerce, Inc.(a)	157	13,993
Super Micro Computer, Inc.(a)	2,296	67,204
Synaptics, Inc.(a)	208	15,396
Synopsys, Inc.(a)	816	383,292
TD SYNNEX Corp.	338	50,778
TE Connectivity PLC	1,311	298,266
Teledyne Technologies, Inc.(a)	207	105,721
Tenable Holdings, Inc.(a)	539	12,683
Teradata Corp.(a)	534	16,255
Teradyne, Inc.	719	139,170
Terawulf, Inc.(a)(b)	1,375	15,799
Texas Instruments, Inc.	4,063	704,890
Trimble, Inc.(a)	1,034	81,014
TTM Technologies, Inc.(a)	488	33,672
Twilio, Inc. - Class A(a)	675	96,012
Tyler Technologies, Inc.(a)	201	91,244
Ubiquiti, Inc.	15	8,300
UiPath, Inc. - Class A(a)	2,042	33,468
Ultra Clean Holdings, Inc.(a)	240	6,079
Unity Software, Inc.(a)	1,533	67,713
Universal Display Corp.	221	25,808
Varonis Systems, Inc.(a)	458	15,022
Veeco Instruments, Inc.(a)	337	9,631
VeriSign, Inc.	428	103,983
Vertex, Inc. - Class A(a)	276	5,512
Viasat, Inc.(a)	490	16,885
Viavi Solutions, Inc.(a)	1,177	20,974
Vishay Intertechnology, Inc.	598	8,665
Vontier Corp.	620	23,052
Weave Communications, Inc.(a)	328	2,490
Western Digital Corp.	1,555	267,880
Wolfspeed, Inc.(a)	778	13,545
Workday, Inc. - Class A(a)	978	210,055
Workiva, Inc.(a)	259	22,339
Xperi, Inc.(a)	319	1,869
Yext, Inc.(a)	383	3,087
Zebra Technologies Corp. - Class A(a)	235	57,063
Zeta Global Holdings Corp. - Class A(a)	1,049	21,347
Zoom Communications, Inc. - Class A(a)	1,195	103,117
Zscaler, Inc.(a)	441	99,190
		93,922,381
IT Services - 0.0%(e)
Globant SA(a)	152	9,936
Machinery - 0.0%(e)
Pentair PLC	686	71,440

	Shares	Value
Materials - 2.2%
AdvanSix, Inc.	144	$2,491
Air Products and Chemicals, Inc.	1,006	248,502
Albemarle Corp.	521	73,690
Alcoa Corp.	1,088	57,816
Alpha Metallurgical Resources, Inc.(a)	55	10,993
Amcor PLC	10,477	87,378
Amrize Ltd.(a)	2,309	124,871
AptarGroup, Inc.	314	38,295
Ashland, Inc.	249	14,609
Aura Minerals, Inc.	213	10,738
Avery Dennison Corp.	168	30,556
Avient Corp.	483	15,089
Axalta Coating Systems Ltd.(a)	1,074	34,701
Balchem Corp.	171	26,225
Ball Corp.	1,225	64,888
Cabot Corp.	255	16,901
Carpenter Technology Corp.	204	64,227
Celanese Corp.	561	23,719
Century Aluminum Co.(a)	341	13,360
CF Industries Holdings, Inc.	725	56,072
Chemours Co.	824	9,715
Clearwater Paper Corp.(a)	130	2,262
Cleveland-Cliffs, Inc.(a)	2,008	26,666
Coeur Mining, Inc.(a)	3,048	54,346
Commercial Metals Co.	556	38,486
Compass Minerals International, Inc.(a)	222	4,360
Corteva, Inc.	3,054	204,710
CRH PLC	2,990	373,152
Crown Holdings, Inc.	468	48,190
Dow, Inc.	2,830	66,165
DuPont de Nemours, Inc.	1,898	76,300
Eagle Materials, Inc.	136	28,108
Eastman Chemical Co.	316	20,170
Ecolab, Inc.	1,126	295,598
Ecovyst, Inc.(a)	550	5,352
Element Solutions, Inc.	1,063	26,564
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	500	0
FMC Corp.	599	8,308
Freeport-McMoRan, Inc.	6,389	324,497
Graphic Packaging Holding Co.	1,499	22,575
Greif, Inc. - Class A	91	6,161
Hawkins, Inc.	94	13,354
HB Fuller Co.	268	15,935
Hecla Mining Co.	2,975	57,090
Huntsman Corp.	909	9,090
Ingevity Corp.(a)	207	12,250
Innospec, Inc.	129	9,874
International Flavors & Fragrances, Inc.	1,131	76,218
International Paper Co.	2,375	93,551

The accompanying notes are an integral part of these financial statements.

54

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Ivanhoe Electric, Inc. / US(a)	618	$9,876
James Hardie Industries PLC(a)	2,483	51,522
Kaiser Aluminum Corp.	53	6,088
Knife River Corp.(a)	278	19,557
Koppers Holdings, Inc.	156	4,224
Linde PLC	2,084	888,597
Louisiana-Pacific Corp.	332	26,812
LSB Industries, Inc.(a)	333	2,831
LyondellBasell Industries NV - Class A	1,114	48,236
Magnera Corp.(a)	159	2,407
Martin Marietta Materials, Inc.	272	169,364
Materion Corp.	93	11,562
Mativ Holdings, Inc.	371	4,508
McEwen, Inc.(a)(b)	14	259
Metallus, Inc.(a)	104	1,785
Minerals Technologies, Inc.	180	10,971
Mosaic Co.	1,420	34,208
MP Materials Corp.(a)	552	27,887
Myers Industries, Inc.	200	3,744
NewMarket Corp.	33	22,680
Newmont Corp.	4,987	497,952
Nucor Corp.	1,036	168,982
O-I Glass, Inc.(a)	647	9,550
Olin Corp.	601	12,519
Olympic Steel, Inc.	36	1,540
Packaging Corp. of America	415	85,585
Perimeter Solutions, Inc.(a)	692	19,051
Perpetua Resources Corp.(a)	506	12,250
PPG Industries, Inc.	1,031	105,636
PureCycle Technologies, Inc.(a)(b)	865	7,430
Quaker Chemical Corp.	74	10,161
Ramaco Resources, Inc.(a)	203	3,654
Ramaco Resources, Inc. - Class B	6	72
Reliance, Inc.	246	71,062
Royal Gold, Inc.	388	86,249
RPM International, Inc.	553	57,512
Ryerson Holding Corp.	173	4,353
Scotts Miracle-Gro Co.	175	10,211
Sealed Air Corp.	666	27,592
Sensient Technologies Corp.	198	18,602
Sherwin-Williams Co.	1,029	333,427
Silgan Holdings, Inc.	400	16,148
Smurfit WestRock PLC	2,273	87,897
Solstice Advanced Materials, Inc.(a)	720	34,978
Sonoco Products Co.	473	20,642
Southern Copper Corp.	358	51,365
Steel Dynamics, Inc.	598	101,331
Stepan Co.	97	4,594
SunCoke Energy, Inc.	555	3,996
Sylvamo Corp.	156	7,511
TriMas Corp.	223	7,905

	Shares	Value
United States Antimony Corp.(a)	176	$884
United States Lime & Minerals, Inc.	20	2,395
USA Rare Earth, Inc.(a)	443	5,272
Vulcan Materials Co.	599	170,847
Warrior Met Coal, Inc.	276	24,335
Westlake Corp.	157	11,609
Worthington Steel, Inc.	191	6,612
		6,392,997
Real Estate - 0.2%
Anywhere Real Estate, Inc.(a)	728	10,308
CBRE Group, Inc. - Class A(a)	1,343	215,941
Compass, Inc. - Class A(a)	1,781	18,825
CoStar Group, Inc.(a)	1,946	130,849
Cushman & Wakefield Ltd.(a)	1,086	17,582
eXp World Holdings, Inc.	290	2,624
Forestar Group, Inc.(a)	47	1,158
Howard Hughes Holdings, Inc.(a)	236	18,826
Jones Lang LaSalle, Inc.(a)	210	70,659
Kennedy-Wilson Holdings, Inc.	609	5,889
Marcus & Millichap, Inc.	126	3,439
Newmark Group, Inc. - Class A	765	13,265
Opendoor Technologies, Inc.(a)	2,892	16,860
St Joe Co.	268	15,911
Star Holdings(a)	78	642
Tejon Ranch Co.(a)	50	789
Zillow Group, Inc. - Class A(a)	247	16,853
Zillow Group, Inc. - Class C(a)	761	51,915
		612,335
Utilities - 2.2%
AES Corp.	3,014	43,221
Alliant Energy Corp.	1,154	75,022
Ameren Corp.	1,239	123,727
American Electric Power Co., Inc.	2,358	271,901
American States Water Co.	220	15,946
American Water Works Co., Inc.	925	120,712
Atmos Energy Corp.	709	118,850
Avista Corp.	333	12,834
Black Hills Corp.	353	24,505
California Water Service Group	289	12,522
CenterPoint Energy, Inc.	2,981	114,292
Chesapeake Utilities Corp.	102	12,725
Clearway Energy, Inc. - Class A	90	2,828
Clearway Energy, Inc. - Class C	471	15,665
CMS Energy Corp.	1,358	94,965
Consolidated Edison, Inc.	1,586	157,522
Constellation Energy Corp.	1,417	500,584
Dominion Energy, Inc.	3,873	226,919
DTE Energy Co.	934	120,467
Duke Energy Corp.	3,464	406,015
Edison International	1,747	104,855
Entergy Corp.	1,989	183,843
Essential Utilities, Inc.	1,320	50,635
Evergy, Inc.	1,059	76,767

The accompanying notes are an integral part of these financial statements.

55

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
Eversource Energy	1,645	$110,758
Exelon Corp.	4,542	197,986
FirstEnergy Corp.	2,580	115,507
H2O America	180	8,818
Hawaiian Electric Industries, Inc.(a)	566	6,962
IDACORP, Inc.	268	33,918
MDU Resources Group, Inc.	900	17,568
MGE Energy, Inc.	151	11,841
Middlesex Water Co.	66	3,328
National Fuel Gas Co.	360	28,822
New Jersey Resources Corp.	429	19,785
NextEra Energy, Inc.	9,192	737,934
NiSource, Inc.	2,075	86,652
Northwest Natural Holding Co.	223	10,423
NRG Energy, Inc.	802	127,710
OGE Energy Corp.	900	38,430
Oklo, Inc.(a)	486	34,875
ONE Gas, Inc.	287	22,171
Ormat Technologies, Inc.	300	33,141
Otter Tail Corp.	196	15,839
PG&E Corp.	9,935	159,655
Pinnacle West Capital Corp.	466	41,334
Portland General Electric Co.	500	23,995
PPL Corp.	3,325	116,441
Public Service Enterprise Group, Inc.	2,265	181,879
Sempra	2,729	240,943
Southern Co.	4,906	427,803
Southwest Gas Holdings, Inc.	325	26,006
Spire, Inc.	291	24,066
Talen Energy Corp.(a)	213	79,841
TXNM Energy, Inc.	480	28,262
UGI Corp.	939	35,147
Unitil Corp.	106	5,135
Vistra Corp.	1,523	245,706
WEC Energy Group, Inc.	1,460	153,972
Xcel Energy, Inc.	2,682	198,093
York Water Co.	128	4,076
		6,542,144
TOTAL COMMON STOCKS (Cost $53,426,546)		287,628,981
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Financials - 0.1%
AGNC Investment Corp.	4,335	46,471
Annaly Capital Management, Inc.	2,914	65,157
Apollo Commercial Real Estate Finance, Inc.	709	6,863
Arbor Realty Trust, Inc.	831	6,449
ARMOUR Residential REIT, Inc.	309	5,466
Blackstone Mortgage Trust, Inc. - Class A	829	15,859
BrightSpire Capital, Inc.	637	3,567

	Shares	Value
Chimera Investment Corp.	392	$4,873
Dynex Capital, Inc.	405	5,674
Franklin BSP Realty Trust, Inc.	422	4,233
HA Sustainable Infrastructure Capital, Inc.	550	17,286
Invesco Mortgage Capital, Inc.(b)	242	2,035
KKR Real Estate Finance Trust, Inc.	295	2,425
Ladder Capital Corp.	559	6,143
MFA Financial, Inc.	505	4,702
New York Mortgage Trust, Inc.	627	4,577
Orchid Island Capital, Inc.	160	1,152
PennyMac Mortgage Investment Trust	450	5,647
Redwood Trust, Inc.	692	3,827
Rithm Capital Corp.	2,404	26,204
Starwood Property Trust, Inc.	1,518	27,339
TPG RE Finance Trust, Inc.	306	2,635
Two Harbors Investment Corp.	282	2,961
		271,545
Industrials - 0.0%(e)
CoreCivic, Inc.(a)	374	7,147
GEO Group, Inc.(a)	632	10,188
		17,335
Real Estate - 2.0%
Acadia Realty Trust	558	11,461
Agree Realty Corp.	525	37,816
Alexander & Baldwin, Inc.	248	5,119
Alexandria Real Estate Equities, Inc.	722	35,335
American Assets Trust, Inc.	228	4,316
American Healthcare REIT, Inc.	742	34,919
American Homes 4 Rent - Class A	1,273	40,863
American Tower Corp.	2,112	370,804
Americold Realty Trust, Inc.	1,314	16,898
Apartment Investment and Management Co. - Class A	826	4,906
Apple Hospitality REIT, Inc.	981	11,625
Armada Hoffler Properties, Inc.	467	3,092
AvalonBay Communities, Inc.	656	118,939
Brixmor Property Group, Inc.	1,345	35,266
Broadstone Net Lease, Inc.	915	15,894
BXP, Inc.	683	46,089
Camden Property Trust	442	48,655
CareTrust REIT, Inc.	1,101	39,812
CBL & Associates Properties, Inc.	204	7,548
Centerspace	64	4,270
Chatham Lodging Trust	425	2,894
Community Healthcare Trust, Inc.	154	2,529
COPT Defense Properties	501	13,928
Cousins Properties, Inc.	839	21,629
Crown Castle, Inc.	1,973	175,341
CubeSmart	1,094	39,439
Curbline Properties Corp.	404	9,377
DiamondRock Hospitality Co.	1,103	9,883

The accompanying notes are an integral part of these financial statements.

56

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate - (Continued)
Digital Realty Trust, Inc.	1,548	$239,491
Diversified Healthcare Trust	1,690	8,197
Douglas Emmett, Inc.	854	9,385
Easterly Government Properties, Inc.	250	5,298
EastGroup Properties, Inc.	223	39,725
Elme Communities	425	7,395
Empire State Realty Trust, Inc. - Class A	745	4,857
EPR Properties	296	14,770
Equinix, Inc.	442	338,643
Equity LifeStyle Properties, Inc.	896	54,307
Equity Residential	948	59,762
Essential Properties Realty Trust, Inc.	830	24,618
Essex Property Trust, Inc.	299	78,242
Extra Space Storage, Inc.	932	121,365
Federal Realty Investment Trust	414	41,731
First Industrial Realty Trust, Inc.	645	36,939
Four Corners Property Trust, Inc.	497	11,461
Gaming and Leisure Properties, Inc.	1,308	58,455
Getty Realty Corp.	219	5,994
Gladstone Commercial Corp.	312	3,329
Gladstone Land Corp.	269	2,461
Global Net Lease, Inc.	842	7,241
Healthcare Realty Trust, Inc.	1,656	28,069
Healthpeak Properties, Inc.	3,113	50,057
Highwoods Properties, Inc.	510	13,168
Host Hotels & Resorts, Inc.	2,899	51,399
Independence Realty Trust, Inc.	942	16,466
Innovative Industrial Properties, Inc.	150	7,104
InvenTrust Properties Corp.	272	7,673
Invitation Homes, Inc.	2,893	80,396
Iron Mountain, Inc.	1,348	111,817
JBG SMITH Properties	141	2,398
Kimco Realty Corp.	3,001	60,830
Kite Realty Group Trust	1,127	27,014
Lamar Advertising Co. - Class A	366	46,328
Lineage, Inc.	321	11,235
LTC Properties, Inc.	251	8,629
LXP Industrial Trust(b)	333	16,510
Macerich Co.	1,161	21,432
Medical Properties Trust, Inc.	1,593	7,965
Mid-America Apartment Communities, Inc.	539	74,872
Millrose Properties, Inc.	712	21,267
National Health Investors, Inc.	228	17,412
National Storage Affiliates Trust	434	12,243
NET Lease Office Properties	74	1,908
NETSTREIT Corp.(b)	318	5,610
NexPoint Residential Trust, Inc.	152	4,575
NNN REIT, Inc.	936	37,094
Omega Healthcare Investors, Inc.	1,407	62,386

	Shares	Value
Outfront Media, Inc.(a)	718	$17,304
Park Hotels & Resorts, Inc.	982	10,272
Peakstone Realty Trust	296	4,248
Pebblebrook Hotel Trust	664	7,516
Phillips Edison & Co., Inc.	626	22,267
Piedmont Realty Trust, Inc. - Class A	597	4,979
Plymouth Industrial REIT, Inc.	286	6,258
PotlatchDeltic Corp.	420	16,708
Prologis, Inc.	4,129	527,108
Public Storage	707	183,467
Rayonier, Inc.	848	18,363
Realty Income Corp.	4,150	233,936
Regency Centers Corp.	845	58,330
Rexford Industrial Realty, Inc.	1,095	42,398
RLJ Lodging Trust	855	6,370
Ryman Hospitality Properties, Inc.	287	27,156
Sabra Health Care REIT, Inc.	1,058	20,039
Safehold, Inc.	300	4,107
Saul Centers, Inc.	18	568
SBA Communications Corp.	484	93,620
Sila Realty Trust, Inc.	300	6,993
Simon Property Group, Inc.	1,301	240,828
SITE Centers Corp.	202	1,297
SL Green Realty Corp.	357	16,376
SmartStop Self Storage REIT, Inc.	214	6,621
STAG Industrial, Inc.	838	30,805
Summit Hotel Properties, Inc.	268	1,305
Sun Communities, Inc.	552	68,398
Sunstone Hotel Investors, Inc.	940	8,404
Tanger, Inc.	583	19,455
Terreno Realty Corp.	509	29,883
UDR, Inc.	1,392	51,059
UMH Properties, Inc.	256	4,073
Urban Edge Properties	694	13,318
Ventas, Inc.	2,009	155,456
Veris Residential, Inc.	312	4,643
VICI Properties, Inc.	4,743	133,373
Vornado Realty Trust	895	29,786
Welltower, Inc.	3,034	563,141
Weyerhaeuser Co.	3,409	80,759
WP Carey, Inc.	927	59,662
Xenia Hotels & Resorts, Inc.	560	7,918
		5,986,737
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,801,928)		6,275,617
CLOSED-END FUNDS - 0.0%(e)
Ellington Credit Co.	99	522
TOTAL CLOSED-END FUNDS (Cost $701)		522

The accompanying notes are an integral part of these financial statements.

57

FT WILSHIRE 5000 IndexSM Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
RIGHTS - 0.0% (e)
ABIOMED, Inc.(a)(c)	239	$0
Bristol-Myers Squibb Co., Expires 01/23/2031, Exercise Price $12.00(a)(c)	277	0
Concentra Biosciences LLC, Expires 09/02/2026, Exercise Price $1.00(a)(c)	258	0
Concert Pharmaceuticals, Inc.(a)	9,764	0
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00(a)(c)	193	0
Novo Nordisk AS(a)(c)	269	0
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65(a)(c)	244	0
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00(a)(c)	320	0
Supernus Pharmaceuticals, Inc., Expires 08/01/2026, Exercise Price $3.50(a)(c)	300	0
SYCAMORE PARTNERS LLC-RIGHT, Expires 08/28/2026, Exercise Price $3.00(a)(c)	3,650	0
Zimmer Biomet Holdings, Inc., Expires 04/21/2026, Exercise Price $1.00(a)(c)	316	0
TOTAL RIGHTS (Cost $0)		0
	Contracts
WARRANTS - 0.0%(e)
Real Estate - 0.0%(e)
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $17.00(a)	0(f)	0
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $9.00(a)	0(f)	0
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $13.00(a)	0(f)	0
Total Real Estate		0
TOTAL WARRANTS (Cost $0)		0

	Shares	Value
SHORT-TERM INVESTMENTS
ESCROW NOTES - 0.0%(e)
GCI LIBERTY INC SR ESCROW(c)	411	$0
TOTAL ESCROW NOTES (Cost $0)		0
TOTAL INVESTMENTS - 99.8% (Cost $56,229,175)		$293,905,120
Money Market Deposit Account - 0.4%(g)(h)		1,199,310
Liabilities in Excess of Other Assets - (0.2)%		(580,741)
TOTAL NET ASSETS - 100.0%		$294,523,689

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AMBAC - American Municipal Bond Assurance Corporation
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $571,902.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	Rounds to zero.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $593,444 which represented 0.2% of net assets.

The accompanying notes are an integral part of these financial statements.

58

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 79.9%
Australia - 1.3%
Aurelia Metals Ltd.(a)	263,176	$43,732
Aussie Broadband Ltd.	8,195	27,570
Austal Ltd.(a)	14,040	62,343
BHP Group Ltd.	13,777	415,737
Bravura Solutions Ltd.	18,815	32,062
Catalyst Metals Ltd.(a)	15,619	76,218
Data#3 Ltd.	9,635	57,684
Emeco Holdings Ltd.(a)	53,257	43,899
Evolution Mining Ltd.	4,808	40,450
Helia Group Ltd.	13,679	50,016
Inghams Group Ltd.	24,274	40,338
IRESS Ltd.	20,144	114,141
JB Hi-Fi Ltd.	578	37,027
Metals X Ltd.(a)	103,636	76,695
Monadelphous Group Ltd.	18,655	328,305
Netwealth Group Ltd.	2,081	35,413
Northern Star Resources Ltd.	6,282	111,433
NRW Holdings Ltd.	25,874	88,938
Objective Corp. Ltd.	3,238	35,507
Perenti Ltd.	167,281	310,223
Perseus Mining Ltd.	86,781	326,786
Ramelius Resources Ltd.	63,558	175,444
Regis Healthcare Ltd.	7,121	32,994
Regis Resources Ltd.	5,378	26,933
Rio Tinto Ltd.	570	55,859
South32 Ltd.	20,193	47,940
Tabcorp Holdings Ltd.	49,368	32,506
Technology One Ltd.	8,034	148,934
Virgin Australia Holdings Ltd.(a)	8,196	19,044
Westgold Resources Ltd.	15,519	66,252
		2,960,423
Austria - 0.5%
ANDRITZ AG	743	57,974
BAWAG Group AG(b)	193	29,011
Erste Group Bank AG	1,529	183,953
Palfinger AG	597	23,362
Porr Ag	3,893	146,266
Raiffeisen Bank International AG	9,565	427,727
Verbund AG - Class A	464	33,872
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,626	363,906
		1,266,071
Belgium - 0.4%
Ackermans & van Haaren NV	385	104,417
Deme Group NV	1,272	207,647
Fagron	1,009	25,260
KBC Group NV	1,107	143,891
Melexis NV	537	36,113
Titan SA	3,797	233,897
UCB SA	197	54,947
		806,172

	Shares	Value
Bermuda - 0.5%
Arch Capital Group Ltd.(a)	12,934	$1,240,629
Brazil - 1.7%
Ambev SA	402,400	1,026,607
Banco do Brasil SA	167,700	672,667
C&A MODAS SA	31,500	73,810
Cia De Sanena Do Parana	28,400	208,553
Marcopolo SA	63,360	66,253
NU Holdings Ltd. - Class A(a)	74,304	1,243,849
Petroleo Brasileiro SA	39,500	234,416
StoneCo Ltd. - Class A(a)	1,467	21,697
TIM SA	14,300	55,793
Vale SA	30,000	394,179
		3,997,824
Britain - 0.3%
Convatec Group PLC(b)	29,685	96,994
Global Ship Lease, Inc. - Class A	1,994	69,870
Halfords Group PLC	11,180	21,171
Howden Joinery Group PLC	18,290	203,661
IntegraFin Holdings PLC	5,536	26,747
Ip Group PLC(a)	73,377	57,879
Rightmove PLC	20,113	140,612
		616,934
Canada - 6.1%
AGF Management Ltd. - Class B	4,754	56,388
Agnico Eagle Mines Ltd.	2,100	356,123
Alamos Gold, Inc. - Class A	6,500	250,993
Allied Gold Corp.(a)	2,724	62,417
Aritzia, Inc.(a)	2,626	224,517
AtkinsRealis Group, Inc.	800	51,641
Bank of Montreal	500	64,934
Barrick Mining Corp.	10,300	448,681
Bausch Health Cos., Inc.(a)	7,620	52,908
BRP, Inc.	375	26,515
Canadian Natural Resources Ltd.	22,794	772,062
Canadian Pacific Kansas City Ltd.	16,480	1,213,422
Capstone Copper Corp.(a)	5,139	51,594
Cascades, Inc.	15,836	143,759
Celestica, Inc.(a)	1,100	325,388
CES Energy Solutions Corp.	3,310	29,590
Cogeco, Inc.	1,392	64,897
Colliers International Group, Inc.	932	136,987
Definity Financial Corp.	1,908	105,551
Extendicare, Inc.	19,211	298,827
Fairfax Financial Holdings Ltd.	300	571,758
Finning International, Inc.	2,401	130,095
First Majestic Silver Corp.	3,745	62,483
First Quantum Minerals Ltd.(a)	7,500	201,086
Fortuna Mining Corp.(a)	10,234	100,286
Gildan Activewear, Inc.	5,200	325,021
Hudbay Minerals, Inc.	9,532	189,244
iA Financial Corp., Inc.	1,400	181,386

The accompanying notes are an integral part of these financial statements.

59

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Canada - (Continued)
IAMGOLD Corp.(a)	6,907	$113,980
Kinaxis, Inc.(a)	300	37,830
Kinross Gold Corp.	14,000	394,332
Linamar Corp.	1,998	120,764
Lundin Gold, Inc.	1,500	124,607
Lundin Mining Corp.	21,700	466,395
Magna International, Inc.	5,495	292,883
Magna International, Inc.	27,975	1,491,334
MDA Space Ltd.(a)	3,073	59,644
New Gold, Inc.(a)	11,290	98,378
OceanaGold Corp.	7,334	207,856
Pan American Silver Corp.	12,900	668,802
Parex Resources, Inc.	11,713	157,448
Precision Drilling Corp.(a)	801	57,477
Quebecor, Inc. - Class B	4,829	181,895
Royal Bank of Canada	2,700	460,291
Saputo, Inc.	8,400	252,817
Shopify, Inc. - Class A(a)	6,699	1,078,338
Silvercorp Metals, Inc.	10,589	88,566
Stantec, Inc.	2,000	188,729
Tamarack Valley Energy Ltd.	5,865	34,099
Torex Gold Resources, Inc.	2,390	114,124
Total Energy Services, Inc.	7,757	84,208
Transcontinental, Inc. - Class A	4,378	72,470
Waste Connections, Inc.	4,051	710,383
Wesdome Gold Mines Ltd.(a)	4,585	75,963
Wheaton Precious Metals Corp.	600	70,537
WSP Global, Inc.	900	162,958
		14,365,661
Chile - 0.1%
Engie Energia Chile SA	29,954	44,789
Falabella SA	8,416	58,708
Latam Airlines Group SA	2,017,575	54,625
		158,122
China - 4.3%
361 Degrees International Ltd.	57,000	44,303
3SBio, Inc.(b)	14,500	44,989
Alibaba Group Holding Ltd.	57,636	1,054,819
Atour LifeStyle Holdings Ltd. - ADR	1,982	78,091
Baidu, Inc. - ADR(a)	3,345	437,058
Baidu, Inc. - Class A(a)	5,900	96,710
Chervon Holdings Ltd.	18,800	47,394
Chifeng Jilong Gold Mining Co. Ltd. - Class A	19,100	84,786
China Construction Bank Corp. - Class H	52,000	51,248
China Life Insurance Co. Ltd. - Class A	4,400	28,598
China Merchants Bank Co. Ltd. - Class H	119,500	808,144
China Pacific Insurance Group Co. Ltd. - Class A	77,200	462,242

	Shares	Value
China Pacific Insurance Group Co. Ltd. - Class H	34,000	$153,129
CMOC Group Ltd. - Class A	37,400	106,625
CMOC Group Ltd. - Class H	51,000	125,512
COSCO SHIPPING Holdings Co. Ltd. - Class A	22,900	49,738
COSCO SHIPPING Holdings Co. Ltd. - Class H	94,500	166,957
Country Garden Services Holdings Co. Ltd.	27,000	20,877
Dongyue Group Ltd.	30,000	41,570
FinVolution Group - ADR	8,611	45,036
Fufeng Group Ltd.	126,000	127,575
Gotion High-tech Co. Ltd. - Class A - Class A	7,700	42,951
Greentown Service Group Co. Ltd.	38,000	22,842
Haier Smart Home Co. Ltd.	13,600	50,731
Haier Smart Home Co. Ltd. - Class H	334,404	1,039,219
Innovent Biologics, Inc.(a)(b)	8,500	82,832
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	12,900	109,704
Jinan Acetate Chemical Co. Ltd.	10,000	16,456
JNBY Design Ltd.	45,500	113,417
Kinetic Development Group Ltd.	20,000	3,436
Lenovo Group Ltd.	86,000	101,974
Lonking Holdings Ltd.	251,000	95,273
Meitu, Inc.(b)	31,500	28,206
Newborn Town, Inc.(a)	44,000	62,942
Onewo, Inc. - Class H	11,300	26,668
PetroChina Co. Ltd. - Class A - Class A	45,500	67,685
Ping An Insurance Group Co. of China Ltd. - Class H	12,500	105,148
Pop Mart International Group Ltd.(b)	13,600	326,344
Qifu Technology, Inc. - ADR	2,071	39,908
SAIC Motor Corp. Ltd. - Class A - Class A	23,200	50,461
SF Holding Co. Ltd. - Class A	5,700	31,234
Shanghai Chicmax Cosmetic Co. Ltd. - Class H	4,400	41,158
Simcere Pharmaceutical Group Ltd.(b)	21,000	32,190
Sunwoda Electronic Co. Ltd. - Class A	28,300	105,605
Tencent Holdings Ltd.	18,624	1,427,106
Tongcheng Travel Holdings Ltd.	17,200	49,593
Weichai Power Co. Ltd. - Class H	102,000	245,489
WuXi AppTec Co. Ltd. - Class A	24,060	310,791
WuXi AppTec Co. Ltd. - Class H(b)	12,300	155,003
XCMG Construction Machinery Co. Ltd. - Class A	17,700	29,293
XD, Inc.	9,000	74,672
Yangzijiang Shipbuilding Holdings Ltd.	141,500	383,106
Zhejiang China Commodities City Group Co. Ltd. - Class A	93,400	212,938
Zhejiang Leapmotor Technology Co. Ltd. - Class H(a)(b)	24,000	148,849

The accompanying notes are an integral part of these financial statements.

60

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Zhongjin Gold Corp. Ltd. - Class A	37,100	$123,200
Zijin Mining Group Co. Ltd. - Class A	17,000	83,497
Zijin Mining Group Co. Ltd. - Class H	20,000	90,401
		10,005,723
Denmark - 1.7%
ALK-Abello AS(a)	7,295	261,705
AP Moller - Maersk AS - Class A	242	557,322
AP Moller - Maersk AS - Class B - Class B	57	131,381
D/S Norden AS	1,255	49,617
Danske Bank AS	18,075	901,676
DFDS AS(a)	2,159	32,266
Genmab AS(a)	466	144,001
H Lundbeck AS	16,291	110,579
Jyske Bank AS	241	32,958
Novo Nordisk AS	18,176	926,482
Pandora AS	991	109,612
Per Aarsleff Holding AS	1,520	207,328
Vestas Wind Systems AS	20,455	552,257
		4,017,184
Egypt - 0.0%(c)
Telecom Egypt Co.	31,065	42,833
Finland - 0.7%
Konecranes Oyj	419	45,971
Metso Oyj	3,210	56,004
Nokia Oyj	91,416	592,103
Nokia Oyj - ADR	10,810	69,941
Nordea Bank Abp	12,115	228,371
Orion Oyj - Class B	8,591	641,521
Wartsila Oyj Abp	1,129	39,944
		1,673,855
France - 4.7%
Accor SA	6,982	395,607
Airbus SE	1,023	237,288
Amundi SA(b)	10,151	839,529
Arkema SA	13,124	802,865
Carmila SA	3,601	71,855
Catana Group	7,092	24,476
Cie Generale des Etablissements Michelin SCA	32,133	1,065,654
Derichebourg	2,331	18,528
Eiffage SA	762	109,291
Elis SA	3,652	103,808
Gaztransport Et Technigaz SA	1,214	222,723
Jacquet Metals SACA	834	19,469
Kaufman & Broad SA	564	19,794
Mersen SA	1,476	41,186
Nexans SA	161	23,676
Pluxee NV	2,043	32,006
Publicis Groupe SA	4,997	518,394
Pullup Entertainment	925	16,962

	Shares	Value
Renault SA	1,410	$58,372
Rexel SA	31,090	1,222,047
Rubis SCA	6,378	240,491
Safran SA	6,638	2,309,895
Sanofi SA	11,457	1,111,531
Schneider Electric SE	128	35,085
Societe Generale SA	623	50,194
Technip Energies NV	4,069	154,554
Teleperformance SE	13,377	963,851
Valeo SE	8,379	114,301
Vinci SA	876	123,014
Viridien(a)	330	38,172
		10,984,618
Germany - 7.0%
Allianz SE	64	29,355
ATOSS Software SE	1,789	242,582
BASF SE	27,241	1,423,140
Bayer AG	22,565	973,390
CEWE Stiftung & Co. KGaA	450	54,819
Continental AG	7,064	563,921
Daimler Truck Holding AG	29,273	1,283,607
Deutsche Boerse AG	2,979	782,467
Deutsche Post AG	5,706	312,530
Deutsche Telekom AG	19,012	616,698
Elmos Semiconductor SE	264	29,923
Evonik Industries AG	46,673	732,472
flatexDEGIRO AG	550	23,570
Fresenius Medical Care AG	17,924	858,737
Friedrich Vorwerk Group SE	297	28,480
Hornbach Holding AG & Co. KGaA	36	3,544
IONOS Group SE(a)	3,201	100,632
KION Group AG	664	53,092
Krones AG	292	46,591
MBB SE	316	76,577
Mercedes-Benz Group AG	719	50,739
MTU Aero Engines AG	1,243	518,476
Rheinmetall AG	427	782,990
SAP SE	6,741	1,649,375
Schaeffler AG	4,220	41,437
Siemens Energy AG(a)	28,630	4,046,207
SUSS MicroTec SE	93	4,273
Talanx AG	6,691	893,149
Thyssenkrupp AG	4,092	44,239
TKMS AG& Co. KGaA(a)	242	18,742
TUI AG(a)	8,362	88,245
		16,373,999
Greece - 0.1%
Euroseas Ltd.	464	25,334
FF Group(a)(d)	2,880	0
LAMDA Development SA(a)	5,041	42,166
OPAP SA	3,175	71,249
StealthGas, Inc.(a)	5,535	38,856
		177,605

The accompanying notes are an integral part of these financial statements.

61

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hong Kong - 1.7%
AIA Group Ltd.	3,200	$32,869
Bank of East Asia Ltd.	134,200	229,436
BOC Hong Kong Holdings Ltd.	119,500	604,211
China Foods Ltd.	268,000	149,449
China Overseas Land & Investment Ltd.	500,339	785,605
China Overseas Property Holdings Ltd.	45,000	26,090
Dah Sing Banking Group Ltd.	86,400	118,149
Dah Sing Financial Holdings Ltd.	22,400	101,604
First Pacific Co. Ltd.	182,000	139,173
Galaxy Entertainment Group Ltd.	224,000	1,098,660
Geely Automobile Holdings Ltd.	114,000	261,663
HKT Trust & HKT Ltd.	49,000	72,416
SITC International Holdings Co. Ltd.	74,000	264,381
TCL Electronics Holdings Ltd.	19,000	25,329
Wasion Holdings Ltd.	26,000	57,230
		3,966,265
Hungary - 0.3%
Magyar Telekom Telecommunications PLC	35,637	195,309
OTP Bank Nyrt	4,012	429,870
		625,179
India - 2.1%
Acutaas Chemicals Ltd.	2,868	54,419
Affle 3i Ltd.(a)	2,052	41,088
Ajanta Pharma Ltd.	3,614	111,348
Avanti Feeds Ltd.	6,660	61,817
Bharat Petroleum Corp. Ltd.	21,243	90,764
Can Fin Homes Ltd.	2,578	26,665
Canara Bank	441,894	761,675
Caplin Point Laboratories Ltd.	1,536	31,412
CMS Info Systems Ltd.	8,938	33,735
Coforge Ltd.	1,618	29,944
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,386	19,849
eClerx Services Ltd.	1,831	95,687
Emcure Pharmaceuticals Ltd.	1,402	21,288
Epigral Ltd.	2,158	29,295
Force Motors Ltd.	767	175,772
GHCL Ltd.	3,524	22,143
Glenmark Pharmaceuticals Ltd.	4,501	101,921
Godawari Power and Ispat Ltd.	20,442	60,516
Gujarat State Petronet Ltd.	9,789	33,411
Gulf Oil Lubricants India Ltd.	1,556	20,783
Hexaware Technologies Ltd.	2,841	24,187
Hitachi Energy India Ltd.	134	27,303
ICICI Bank Ltd. - ADR	33,671	1,003,396
ICICI Bank Ltd.	41,950	626,294
Indegene Ltd.	14,063	81,447
IndiaMART InterMESH Ltd.(b)	1,702	42,103
Indian Metals & Ferro Alloys Ltd.	4,412	73,076

	Shares	Value
Indian Oil Corp. Ltd.	31,758	$58,819
IPCA Laboratories Ltd.	1,688	26,654
J Kumar Infraprojects Ltd.	4,142	26,846
Jupiter Life Line Hospitals Ltd.	1,284	19,895
Kalyan Jewellers India Ltd.	7,017	37,895
Karur Vysya Bank Ltd.	9,686	28,436
Kaveri Seed Co. Ltd.	6,379	69,993
KPIT Technologies Ltd.	1,756	22,892
Multi Commodity Exchange of India Ltd.	162	20,076
National Aluminium Co. Ltd.	10,699	37,362
Nava Ltd.	16,476	104,127
NESCO Ltd.	8,026	109,401
PG Electroplast Ltd.	4,975	31,849
Procter & Gamble Health Ltd.	854	54,192
PTC India Ltd.	23,424	42,058
Punjab National Bank	63,173	86,865
Sagility Ltd.	42,671	24,702
SAI Life Sciences Ltd.(a)(b)	20,348	205,697
South Indian Bank Ltd.	179,850	76,689
Tips Music Ltd.	6,988	42,978
Union Bank of India Ltd.	48,941	83,735
UPL Ltd.	5,016	44,382
Websol Energy System Ltd.(a)	32,233	32,222
		4,989,103
Indonesia - 0.4%
Adaro Andalan Indonesia PT	51,900	21,708
Bank Rakyat Indonesia Persero Tbk PT	3,086,100	677,296
Ciputra Development Tbk PT	1,021,000	50,819
Elnusa Tbk PT	1,259,800	37,563
Japfa Comfeed Indonesia Tbk PT	418,100	65,680
Pakuwon Jati Tbk PT	1,145,700	23,218
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	254,400	18,231
Triputra Agro Persada PT	733,300	65,963
		960,478
Ireland - 1.0%
Accenture PLC - Class A	957	256,763
Bank of Ireland Group PLC	68,065	1,302,175
Experian PLC	16,536	747,862
Greencore Group PLC	7,709	26,376
PDD Holdings, Inc. - ADR(a)	269	30,502
		2,363,678
Israel - 0.7%
Camtek Ltd./Israel(a)(e)	545	57,958
El Al Israel Airlines(a)	21,893	112,298
Global-e Online Ltd.(a)	2,210	86,875
Harel Insurance Investments & Financial Services Ltd.	983	38,259
Ituran Location and Control Ltd.	3,759	161,675
Monday.com Ltd.(a)	3,726	549,809
Oddity Tech Ltd. - Class A(a)	1,092	43,877
SimilarWeb Ltd.(a)	2,508	18,785

The accompanying notes are an integral part of these financial statements.

62

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Israel - (Continued)
Teva Pharmaceutical Industries Ltd. - ADR - ADR(a)	10,687	$333,541
Tower Semiconductor Ltd.(a)	1,010	118,594
		1,521,671
Italy - 1.5%
Banco BPM SpA	14,627	222,180
Buzzi SpA	61	3,708
CIR SpA-Compagnie Industriali(a)	4,513	3,717
De’ Longhi SpA	774	33,032
Enel SpA	127,894	1,332,541
Ferrari NV	2,050	763,285
Fincantieri SpA(a)	2,586	50,134
FinecoBank Banca Fineco SpA	4,406	114,420
Intesa Sanpaolo SpA	13,947	96,595
Iren SpA	10,972	32,897
Lottomatica Group SpA	5,621	147,506
OVS SpA(b)	5,501	31,327
Prysmian SpA	1,754	174,894
Reply SpA	363	48,811
Saipem SpA(e)	8,724	24,873
Technoprobe SpA(a)	2,782	39,393
TREVI - Finanziaria Industriale SpA(a)	88,437	65,846
UniCredit SpA	4,515	374,816
Webuild SpA	9,430	37,771
		3,597,746
Japan - 10.2%
Advantest Corp.	2,300	290,361
Aica Kogyo Co. Ltd.	6,300	141,401
Aiful Corp.	8,500	30,244
Aisin Corp.	13,400	250,604
Asics Corp.	2,100	50,591
BayCurrent, Inc.	900	37,262
B-Lot Co. Ltd.	3,400	31,856
Brother Industries Ltd.	1,200	23,941
Bushiroad, Inc.	11,700	22,124
Change Holdings, Inc.	4,600	28,985
Chiyoda Co. Ltd.	5,900	41,116
Chiyoda Corp.(a)	41,100	193,056
Chubu Shiryo Co. Ltd.	9,700	107,175
Chugoku Electric Power Co., Inc.	18,300	116,078
Credit Saison Co. Ltd.	3,400	91,362
Cyberagent, Inc.	4,000	34,188
Cybozu, Inc.	7,100	127,614
Daihen Corp.	1,000	63,909
Daiichi Sankyo Co. Ltd.	4,200	89,450
Daikin Industries Ltd.	8,900	1,142,520
DeNA Co. Ltd.	2,400	38,706
Earth Corp.	1,100	34,850
Electric Power Development Co. Ltd.	1,900	38,396
ENEOS Holdings, Inc.	38,000	268,534

	Shares	Value
euglena Co. Ltd.(a)	21,600	$55,067
Feed One Co. Ltd.	3,300	22,285
Ferrotec Corp.	1,600	51,467
Fintech Global, Inc.	26,800	23,632
Foster Electric Co. Ltd.	5,400	93,586
Fujikura Ltd.	900	100,517
Fujita Kanko, Inc.	6,500	109,638
Fukuoka Financial Group, Inc.	8,300	267,904
Glory Ltd.	17,100	432,710
Greens Co. Ltd.	3,700	55,229
grems, Inc.	2,200	35,424
GS Yuasa Corp.	900	21,577
H2O Retailing Corp.	6,100	80,326
Hachijuni Bank Ltd.	8,900	96,117
Hakuhodo DY Holdings, Inc.	2,900	21,665
Hamakyorex Co. Ltd.	4,800	54,278
Hitachi Ltd.	17,800	552,221
Hokuhoku Financial Group, Inc.	1,700	49,611
Hokuriku Electric Power Co.	6,900	42,868
Hyakugo Bank Ltd.	22,000	160,516
INPEX Corp.	4,400	87,074
Insource Co. Ltd.	3,600	19,728
Intermestic, Inc.	5,200	64,825
Isetan Mitsukoshi Holdings Ltd.	1,400	20,391
Japan Airlines Co. Ltd.	33,200	617,979
Japan Communications, Inc.(a)	32,000	29,847
Japan Material Co. Ltd.	8,900	88,086
JINS Holdings, Inc.	700	24,731
Joshin Denki Co. Ltd.	2,100	36,329
JTEKT Corp.	2,600	28,837
Juroku Financial Group, Inc.	2,400	109,944
Kaneka Corp.	3,000	84,143
Kansai Electric Power Co., Inc.	16,900	265,177
Kasumigaseki Capital Co. Ltd.	600	28,034
Komatsu Ltd.	7,837	250,525
Konami Group Corp.	3,300	449,801
Konica Minolta, Inc.	24,800	107,880
Kubota Corp.	21,700	306,422
Kyoto Financial Group, Inc.	3,900	85,045
Kyushu Railway Co.	1,700	44,291
Lacto Japan Co. Ltd.	5,000	110,786
Leopalace21 Corp.	15,200	63,879
Lintec Corp.	1,500	42,375
LY Corp.	18,200	48,460
M3, Inc.	3,600	48,752
Maruha Nichiro Corp.	5,100	41,808
Mazda Motor Corp.	13,500	105,433
MIMAKI ENGINEERING CO Ltd.	4,000	41,851
MINEBEA MITSUMI, Inc.	41,000	823,435
Mitsuba Corp.	6,300	42,112
Mitsubishi Electric Corp.	2,600	76,275
Mitsubishi Heavy Industries Ltd.	62,300	1,525,849
Mitsubishi Motors Corp.	18,200	43,178

The accompanying notes are an integral part of these financial statements.

63

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Mitsubishi UFJ Financial Group, Inc.	13,500	$214,384
Mitsuuroko Group Holdings Co. Ltd.	1,600	22,544
Mizuho Financial Group, Inc.	1,400	50,836
Murata Manufacturing Co. Ltd.	47,600	988,158
Nagase & Co. Ltd.	1,700	41,323
Nankai Electric Railway Co. Ltd.	5,600	106,498
NEC Corp.	2,000	67,438
NexTone, Inc.(a)	3,800	40,290
NGK Insulators Ltd.	8,400	179,915
Nintendo Co. Ltd.	16,593	1,120,846
Nippn Corp.	1,400	21,304
Nippon Chemical Industrial Co. Ltd.	1,200	21,248
Nippon Light Metal Holdings Co. Ltd.	10,400	169,461
Nippon Paper Industries Co. Ltd.	18,500	137,424
NIPPON REIT Investment Corp.	45	28,370
Nippon Sheet Glass Co. Ltd.(a)	21,200	80,016
Nippon Shinyaku Co. Ltd.	1,800	64,854
Nipro Corp.	4,800	45,278
Nishi-Nippon Railroad Co. Ltd.	4,700	83,793
Noritsu Koki Co. Ltd.	6,800	80,456
NSK Ltd.	17,200	106,956
NTN Corp.	47,700	111,782
Obayashi Corp.	11,000	229,775
Oki Electric Industry Co. Ltd.	24,200	307,299
Olympus Corp.	74,500	948,998
Open House Group Co. Ltd.	900	52,772
Otsuka Holdings Co. Ltd.	11,600	655,338
Persol Holdings Co. Ltd.	23,600	43,734
PHC Holdings Corp.	14,600	103,738
PIA Corp.(a)	4,300	72,974
Recruit Holdings Co. Ltd.	4,900	279,531
Resona Holdings, Inc.	37,500	355,564
Ricoh Co. Ltd.	2,400	21,070
Sac’s Bar Holdings, Inc.	3,800	18,639
Sakata INX Corp.	6,200	93,830
San Ju San Financial Group, Inc.	3,800	106,956
Sanko Gosei Ltd.	7,400	41,808
Sanyo Shokai Ltd.	2,100	52,168
Sato Corp.	8,100	123,930
SBI Holdings, Inc.	4,800	103,590
SCREEN Holdings Co. Ltd.	3,100	300,555
Seiko Group Corp.	500	23,334
Showa Sangyo Co. Ltd.	8,500	163,485
SIIX Corp.	12,700	106,214
Sony Group Corp.	5,600	143,137
Subaru Corp.	11,400	244,838
Sumitomo Chemical Co. Ltd.	25,900	73,724
Sumitomo Mitsui Financial Group, Inc.	17,600	566,427
Suntory Beverage & Food Ltd.	32,443	980,384
Takeda Pharmaceutical Co. Ltd.	7,800	242,322
TDK Corp.	71,900	1,017,287

	Shares	Value
Toei Co. Ltd.	700	$24,344
Tokai Carbon Co. Ltd.	5,300	32,817
Tokyo Century Corp.	1,800	23,243
Tokyo Electron Ltd.	300	65,885
Tokyu Construction Co. Ltd.	5,800	48,499
Tokyu Fudosan Holdings Corp.	3,900	35,472
Towa Pharmaceutical Co., Ltd.	2,300	53,456
Toyobo Co. Ltd.	18,100	145,699
Toyoda Gosei Co. Ltd.	5,800	146,209
Toyota Boshoku Corp.	2,600	41,746
Toyota Tsusho Corp.	3,100	104,542
Traders Holdings Co. Ltd.	5,400	32,848
TSI Holdings Co. Ltd.	3,800	25,374
Workman Co. Ltd.	2,400	100,765
YAMABIKO Corp.	11,400	216,496
Yamaha Corp.	10,000	69,556
ZERIA Pharmaceutical Co. Ltd.	7,400	99,118
		23,906,907
Luxembourg - 0.5%
ArcelorMittal SA	22,556	1,027,253
Aroundtown SA(a)	11,649	36,240
d'Amico International Shipping SA	11,746	68,503
		1,131,996
Malaysia - 0.1%
Dialog Group Bhd	42,600	17,623
Eco World Development Group Bhd	78,700	40,546
My EG Services Bhd	113,600	22,683
SP Setia Bhd Group	191,100	34,320
Sunway Construction Group Bhd	16,200	22,615
		137,787
Mexico - 0.2%
America Movil SAB de CV	102,400	105,712
Gentera SAB de CV	26,100	66,614
Grupo Mexico SAB de CV - Class B	9,600	90,736
Grupo Televisa SAB - ADR	10,756	31,300
Qualitas Controladora SAB de CV	5,200	53,737
		348,099
Netherlands - 3.2%
Adyen NV(a)(b)	737	1,182,495
ASM International NV	1,487	896,390
ASML Holding NV	551	588,972
ASML Holding NV	1,868	1,998,499
ASR Nederland NV	2,825	200,537
Corbion NV	2,226	48,467
ING Groep NV	42,733	1,201,274
Koninklijke Heijmans NV	2,074	163,993
Koninklijke Philips NV	18,108	490,092
Randstad NV	18,905	718,720
Signify NV(b)	1,510	37,113
TomTom NV(a)	3,592	23,014
		7,549,566

The accompanying notes are an integral part of these financial statements.

64

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Norway - 0.8%
BW Offshore Ltd.	11,588	$51,916
Equinor ASA	41,857	989,564
Hoegh Autoliners ASA	10,775	104,214
Norsk Hydro ASA	51,923	401,190
Norwegian Air Shuttle ASA	26,382	45,654
Odfjell SE - Class A	2,330	29,236
Sea1 offshore, Inc.	8,400	18,893
Solstad Offshore ASA	4,997	21,468
Veidekke ASA	2,967	52,455
Wallenius Wilhelmsen ASA	9,633	96,472
		1,811,062
Peru - 0.0%(c)
Credicorp Ltd.	346	99,302
Philippines - 0.1%
International Container Terminal Services, Inc.	18,470	177,095
Maynilad Water Services, Inc.(a)	1,058	304
Megaworld Corp.	487,000	17,196
Robinsons Land Corp.	354,400	97,099
		291,694
Poland - 0.2%
Diagnostyka SA	1,142	54,338
Enea SA	30,575	165,343
Santander Bank Polska SA	1,223	185,096
		404,777
Portugal - 0.1%
Sonae SGPS SA	168,121	317,574
Qatar - 0.0%(c)
Ooredoo QPSC	14,917	53,274
Russia - 0.0%(c)
Novolipetsk Steel PJSC(a)(d)	46,050	0
PhosAgro PJSC - GDR(a)(d)	5,089	0
Sberbank of Russia PJSC(a)(d)	29,200	0
Severstal PAO(a)(d)	608	0
Surgutneftegas PAO(a)(d)	168,940	0
Tatneft PJSC(a)(d)	19,624	0
		0
Saudi Arabia - 0.1%
Al-Babtain Power & Telecommunication Co.	5,523	94,762
Electrical Industries Co.	14,793	44,173
		138,935
Singapore - 1.3%
Centurion Corp. Ltd.	54,100	56,280
DBS Group Holdings Ltd.	9,800	428,891
Food Empire Holdings Ltd.	19,100	35,663
Oversea-Chinese Banking Corp. Ltd.	12,100	185,868

	Shares	Value
Sea Ltd. - ADR(a)	16,380	$2,089,597
UOL Group Ltd.	30,600	207,812
		3,004,111
South Africa - 0.4%
AVI Ltd.	22,641	144,317
Coronation Fund Managers Ltd.	23,412	66,141
DRDGOLD Ltd. - ADR	1,434	44,468
Gold Fields Ltd.	3,983	173,700
Omnia Holdings Ltd.	9,920	47,210
Sasol Ltd.(a)	4,579	29,428
Standard Bank Group Ltd.	20,702	363,785
Telkom SA SOC Ltd.	10,424	37,184
		906,233
South Korea - 3.0%
BNK Financial Group, Inc.	7,894	86,806
CJ Logistics Corp.	326	21,372
Daewoong Co. Ltd.	2,421	36,903
DB HiTek Co. Ltd.	1,140	53,050
Dongjin Semichem Co. Ltd.	1,489	37,576
ENF Technology Co. Ltd.	985	32,174
Han Kuk Carbon Co. Ltd.	4,148	85,469
Hansol Chemical Co. Ltd.	299	46,874
Hanwha Life Insurance Co. Ltd.(a)	9,023	20,363
HD Hyundai Co. Ltd.	903	117,200
HD Hyundai Construction Equipment Co. Ltd.	688	46,796
HD Hyundai Heavy Industries Co. Ltd.	0(f)	148
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,082	305,868
HMM Co. Ltd.	8,353	118,306
Hyundai Glovis Co. Ltd.	1,226	153,291
Hyundai Rotem Co. Ltd.	986	128,673
Iljin Electric Co. Ltd.(a)	1,489	55,411
ISU Petasys Co. Ltd.	514	42,003
JB Financial Group Co. Ltd.	13,775	244,682
KakaoBank Corp.	5,295	79,091
KB Financial Group, Inc.	3,170	274,040
KCC Corp.	257	74,517
Kia Corp.	2,927	246,560
KIWOOM Securities Co. Ltd.	1,571	311,975
Kolmar Korea Co. Ltd.	1,240	53,300
Korea Electric Terminal Co. Ltd.	1,604	74,682
Korea Investment Holdings Co. Ltd.	1,375	152,825
Kumho Tire Co., Inc.(a)	5,734	23,221
LF Corp.	2,445	30,887
LG Corp.	2,348	130,905
LS Corp.	219	30,131
NH Investment & Securities Co. Ltd.	5,274	76,806
S-1 Corp.	3,619	180,758
Samsung Electronics Co. Ltd.	24,339	2,028,517
Shinhan Financial Group Co. Ltd.	11,400	608,359
SK Hynix, Inc.	1,754	794,256

The accompanying notes are an integral part of these financial statements.

65

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
SL Corp.	1,794	$52,971
Youngone Corp.	1,195	67,727
		6,924,493
Spain - 1.4%
Acciona SA	849	184,485
ACS Actividades de Construccion y Servicios SA	1,497	148,471
Aena SME SA(b)	1,000	27,994
Banco Bilbao Vizcaya Argentaria SA	38,829	908,215
Banco Santander SA	45,032	528,443
CaixaBank SA	18,997	231,996
Distribuidora Internacional de Alimentacion SA(a)	808	34,804
Gestamp Automocion SA(b)	12,234	43,699
Grifols SA	43,366	542,651
Iberdrola SA	20,141	435,954
Industria de Diseno Textil SA	1,356	89,320
Naturgy Energy Group SA	1,891	57,578
Prosegur Cia de Seguridad SA	15,826	48,359
Repsol SA	1,520	28,469
Unicaja Banco SA(b)	14,673	47,653
		3,358,091
Sweden - 1.3%
AcadeMedia AB(b)	4,993	53,653
Ambea AB(b)	3,570	54,731
Attendo AB(b)	30,647	272,215
Betsson AB	6,646	106,343
Camurus AB(a)	1,486	98,985
Castellum AB	2,215	25,543
Clas Ohlson AB - Class B	2,024	66,634
Hemnet Group AB	2,989	56,116
Hoist Finance AB(b)	3,862	47,319
Loomis AB	1,208	51,200
Peab AB - Class B	10,931	101,293
Saab AB	2,401	139,657
Spotify Technology SA(a)	2,442	1,418,094
Swedish Orphan Biovitrum AB(a)	6,431	231,230
Telefonaktiebolaget LM Ericsson - Class B	36,467	355,997
Thule Group AB(b)	1,331	34,635
		3,113,645
Switzerland - 2.6%
ABB Ltd.	3,493	258,207
Avolta AG	1,912	113,396
Cie Financiere Richemont SA	525	113,304
Coca-Cola HBC AG	5,631	291,610
dormakaba Holding AG	560	45,282
EFG International AG	2,395	57,260
International Workplace Group PLC	40,855	126,523
Julius Baer Group Ltd.	12,383	968,086
Nestle SA	8,009	796,042

	Shares	Value
Roche Holding AG	2,219	$917,042
Temenos AG	863	86,218
UBS Group AG	51,530	2,382,081
		6,155,051
Taiwan - 4.2%
Accton Technology Corp.	11,000	412,009
Advanced Energy Solution Holding Co. Ltd.	1,000	42,173
Airoha Technology Corp.	3,000	42,249
Arcadyan Technology Corp.	9,000	49,840
ASRock, Inc.	3,000	23,678
AzureWave Technologies, Inc.	14,000	26,868
Chenbro Micom Co. Ltd.	2,000	63,970
Chenming Electronic Technology Corp.	8,000	32,943
Chunghwa Precision Test Tech Co. Ltd.	1,000	71,880
Compeq Manufacturing Co. Ltd.	23,000	68,149
CyberPower Systems, Inc.	3,000	20,064
Daxin Materials Corp.	3,000	32,885
Delta Electronics, Inc.	4,000	121,710
Depo Auto Parts Ind Co. Ltd.	36,000	159,624
Dynapack International Technology Corp.	5,000	53,475
Elite Advanced Laser Corp.	3,000	25,460
Eternal Materials Co. Ltd.	83,000	107,769
Fositek Corp.	1,000	51,475
Genesys Logic, Inc.	12,000	35,624
Genius Electronic Optical Co. Ltd.	4,000	57,223
Hon Hai Precision Industry Co. Ltd.	64,000	465,006
ITE Technology, Inc.	21,000	76,571
Kinsus Interconnect Technology Corp.	7,000	35,422
Lotes Co. Ltd.	2,000	82,020
LuxNet Corp.	5,000	51,176
Machvision, Inc.	2,200	36,813
MPI Corp.	2,000	142,216
Nan Pao Resins Chemical Co. Ltd.	2,000	20,019
Phison Electronics Corp.	1,000	45,411
PixArt Imaging, Inc.	8,000	51,380
Sincere Navigation Corp.	38,000	31,461
Sinon Corp.	17,000	23,671
SinoPac Financial Holdings Co. Ltd.	79,618	72,353
Sitronix Technology Corp.	7,000	39,925
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	25,329
Taiwan Semiconductor Manufacturing Co. Ltd.	135,600	6,624,518
Test Research, Inc.	5,000	30,318
Thinking Electronic Industrial Co. Ltd.	31,000	170,853
Ton Yi Industrial Corp.	93,000	52,718
Topkey Corp.	10,000	51,360
UDE Corp.	11,000	40,124
United Integrated Services Co. Ltd.	2,000	59,998
Winbond Electronics Corp.(a)	43,000	111,409
WT Microelectronics Co. Ltd.	5,000	21,677
		9,860,816

The accompanying notes are an integral part of these financial statements.

66

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan, Province of China - 0.0%(c)
Anpec Electronics Corp.	3,000	$20,554
Thailand - 0.4%
Amata Corp. PCL	47,900	25,109
Bangchak Corp. PCL - NVDR	37,000	30,549
Bangkok Bank PCL - NVDR	53,500	287,292
Carabao Group PCL	18,500	25,502
Com7 PCL	76,600	47,521
GFPT PCL - NVDR	67,800	22,734
Krung Thai Bank PCL - NVDR	48,900	43,738
Regional Container Lines PCL	82,300	71,118
Rojana Industrial Park PCL	307,500	42,914
SCB X PCL	71,500	314,323
Srisawad Corp. PCL	33,600	27,139
TOA Paint Thailand PCL	137,233	59,223
		997,162
Turkey - 0.2%
Akbank TAS	136,922	223,162
Avrupakent Gayrimenkul Yatirim Ortakligi AS	26,953	32,655
Turkiye Petrol Rafinerileri AS	23,470	100,976
Turkiye Sinai Kalkinma Bankasi AS(a)	96,306	27,698
		384,491
United Arab Emirates - 0.4%
Abu Dhabi Islamic Bank PJSC	33,484	189,274
Aldar Properties PJSC	69,497	164,634
Deyaar Development PJSC	175,863	48,844
Dubai Taxi Co. PJSC	30,154	21,083
Emaar Properties PJSC	47,999	183,642
First Abu Dhabi Bank PJSC	44,149	209,701
Orascom Construction PLC	5,900	53,183
Parkin Co. PJSC	15,113	23,415
		893,776
United Kingdom - 8.7%
3i Group PLC	29,346	1,276,762
4imprint Group PLC	2,758	140,420
Aberdeen Group PLC	77,535	214,898
Admiral Group PLC	146	6,250
AJ Bell PLC	24,307	144,539
Anglogold Ashanti PLC	6,969	598,619
Aon PLC - Class A	2,002	706,466
AstraZeneca PLC	9,156	1,686,455
BAE Systems PLC	97,735	2,246,823
Barclays PLC	70,667	448,596
Beazley PLC	12,203	136,322
British American Tobacco PLC	1,626	92,158
Centrica PLC	153,328	349,119
Chemring Group PLC	4,682	29,701
CMC Markets PLC(b)	13,297	53,585
Cohort PLC	211	2,564

	Shares	Value
Currys PLC	95,322	$161,914
Dunelm Group PLC	9,401	142,438
Endeavour Mining PLC	78	4,039
Energean PLC	3,132	37,409
Foresight Group Holdings Ltd.	11,944	69,236
Future PLC	3,315	23,533
Games Workshop Group PLC	1,336	339,086
GSK PLC	44,719	1,098,990
Halma PLC	766	36,301
Harbour Energy PLC	16,351	43,127
HSBC Holdings PLC	100,143	1,570,016
IMI PLC	7,222	240,772
Imperial Brands PLC	5,896	247,877
J Sainsbury PLC	208,698	919,742
Johnson Service Group PLC	32,715	59,538
Lancashire Holdings Ltd.	4,603	39,533
Lloyds Banking Group PLC	123,437	162,670
Marks & Spencer Group PLC	23,229	103,330
Mitchells & Butlers PLC(a)	6,846	23,987
Mitie Group PLC	13,531	30,366
NatWest Group PLC	7,384	64,403
Next PLC	336	61,819
Paragon Banking Group PLC	21,834	250,047
Rank Group PLC	23,441	31,381
Reckitt Benckiser Group PLC	17,047	1,380,140
Rolls-Royce Holdings PLC	228,701	3,554,719
Saga Plc(a)	19,761	103,395
Savills PLC	5,152	69,168
Shell PLC	27,357	1,009,714
St James’s Place PLC	1,236	22,874
Stolt-Nielsen Ltd.	2,576	83,020
United Utilities Group PLC	7,479	120,314
Vodafone Group PLC	49,151	65,308
		20,303,483
United States - 2.8%
BeOne Medicines Ltd.(a)	5,200	120,835
Carnival PLC - ADR(a)	6,002	182,041
Coupang, Inc.(a)	47,006	1,108,872
Ferguson Enterprises, Inc.	4,517	1,005,620
Linde PLC	1,979	843,826
Nexteer Automotive Group Ltd.	29,000	23,726
Philip Morris International, Inc.	11,701	1,876,840
Resolute Forest Products(a)(d)	1,388	0
Seagate Technology Holdings PLC	5,227	1,439,463
		6,601,223
Uruguay - 0.4%
MercadoLibre, Inc.(a)	501	1,009,144
Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	436,312
TOTAL COMMON STOCKS (Cost $137,019,064)		186,871,331

The accompanying notes are an integral part of these financial statements.

67

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
BANK-2020, Series 2020-BN30, Class XA, 1.25%, 12/15/2053(g)(h)	$929,709	$43,784
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.66%, 09/15/2053 (Callable 10/15/2030)(g)(h)	848,228	38,074
Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)	250,000	256,067
BX Trust
Series 2021-RISE, Class B, 5.11% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor)(b)	126,799	126,683
Series 2022-LBA6, Class A, 4.75% (1 mo. Term SOFR + 1.00%), 01/15/2039, (1.00% Floor)(b)	200,000	199,378
Series 2024-XL4, Class B, 5.54% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(b)	92,804	92,746
Series 2025-ROIC, Class A, 4.89% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(b)	199,223	198,788
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 5.89% (1 mo. Term SOFR + 2.14%), 08/15/2041, (2.14% Floor)(b)	140,429	141,129
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.59%, 09/15/2053 (Callable 08/15/2030)(g)(h)	620,846	26,697
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 5.15% (1 mo. Term SOFR + 1.40%), 10/15/2037, (1.40% Floor)(b)	200,000	200,000
Computershare Corporate Trust, Series 2021-FCMT, Class A, 5.07% (1 mo. Term SOFR + 1.31%), 05/15/2031, (1.20% Floor)(b)	100,000	99,946
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041(b)(h)	100,000	100,527
DK Trust, Series 2024-SPBX, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(b)	175,000	175,149
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 5.84%, 01/15/2041(b)(h)	100,000	102,721
ELM Trust, Series 2024-ELM, Class B15, 6.00%, 06/10/2039(b)(h)	100,000	100,781

	Par	Value
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.32% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	$430,939	$435,533
Series 5460, Class FH, 4.97% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	222,270	222,176
Series 5481, Class FA, 5.27% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)	65,993	66,421
Series 5483, Class FD, 5.17% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	130,672	131,343
Series 5583, Class FA, 5.12% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	94,081	94,620
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030)(g)(h)	463,475	26,632
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030)(g)(h)	979,065	35,932
Series K151, Class X1, 0.34%, 04/25/2030 (Callable 02/25/2030)(g)(h)	2,501,501	31,947
Federal National Mortgage Association
Series 2024-100, Class FD, 5.32% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	637,895	642,860
Series 2024-22, Class FC, 5.17% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	179,006	179,771
Series 2024-86, Class FA, 5.32% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	38,885	39,187
Series 2024-93, Class FL, 5.32% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	1,095,682	1,104,211
Great Wolf Trust, Series 2024-WOLF, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(b)	150,000	150,214
GS Mortgage Securities Corp. II
Series 2023-SHIP, Class C, 5.51%, 09/10/2038(b)(h)	150,000	150,354
Series 2024-FAIR, Class A, 5.88%, 07/15/2029(b)(h)	225,000	231,735
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2031)(b)(h)	63,497	63,123

The accompanying notes are an integral part of these financial statements.

68

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 01/25/2026)(b)(h)	$45,914	$42,535
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 02/25/2030)(b)(h)	42,744	38,693
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 01/25/2030)(b)(h)	78,523	70,874
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 01/25/2026)(b)(h)	7,387	6,858
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 01/25/2032)(b)(h)	81,017	72,808
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 02/25/2029)(b)(h)	55,251	49,250
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 03/25/2044)(b)(h)	157,072	136,960
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 03/25/2035)(b)(h)	64,416	64,036
KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.34% (1 mo. Term SOFR + 1.59%), 12/15/2042, (1.59% Floor)(b)	225,000	225,280
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(b)(h)	250,000	253,736
PRM5 Trust, Series 2025-PRM5, Class B, 4.76%, 03/10/2033(b)(h)	125,000	125,080
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2048)(b)(h)	200,000	126,297
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 06/25/2037)(b)(h)	50,474	43,979
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 05/25/2026)(h)	65,164	57,179
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 08/25/2032)(b)(h)	4,163	3,910
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 09/25/2041)(b)(h)	200,000	148,064
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 05/25/2029)(b)(h)	76,227	77,502
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(b)	220,000	196,135

	Par	Value
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034(b)(h)	$154,641	$156,536
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 06/25/2038)(b)(h)(i)	75,780	66,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,710,956)		7,470,640

	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.5%
Voya VACS Series EMHCD Fund(j)	159	1,702
Voya VACS Series HYB Fund(j)	107,009	1,108,616
Voya VACS Series SC Fund - Class SC(j)	449,895	4,732,896
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,924,043)		5,843,214

	Par
CORPORATE BONDS - 2.2%
Canada - 0.1%
Bank of Nova Scotia, 2.70%, 08/03/2026	$90,000	89,342
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	91,357
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	73,334
		254,033
Japan - 0.0%(c)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(b)	71,000	70,081
United Kingdom - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	190,071
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	139,725
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	38,068
		367,864
United States - 1.9%
AES Corp., 1.38%, 01/15/2026	57,000	56,922
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	79,281
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	64,797

The accompanying notes are an integral part of these financial statements.

69

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	$86,000	$87,832
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	70,366
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	104,388
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	246,000	242,769
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	30,000	29,800
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,811
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	133,830
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,135
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(b)	92,000	86,358
2.50%, 01/10/2030 (Callable 10/10/2029)(b)	36,000	33,624
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	56,775
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	77,516
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	101,000	94,919
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	105,627
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	115,546
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	53,310
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	56,055
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	51,000	50,450
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	83,745
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	31,000	30,847
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	76,000	75,569
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	79,181

	Par	Value
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	$123,000	$120,633
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	66,000	65,118
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	41,012
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	14,277
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	53,989
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	60,775
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	38,000	37,913
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	56,585
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,963
Morgan Stanley
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	137,000	135,722
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	63,031
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	36,000	37,407
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	26,643
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	80,000	83,050
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	7,079
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	24,067
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	84,875
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	56,352
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	87,044
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	158,628
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	104,000	103,303

The accompanying notes are an integral part of these financial statements.

70

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Ovintiv, Inc., 5.38%, 01/01/2026	$82,000	$81,980
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	54,000	51,559
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	92,000	91,473
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	93,144
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	46,284
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	90,000	89,544
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	61,000	60,682
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	56,645
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 01/12/2026)	97,000	96,728
2.05%, 02/15/2028 (Callable 12/15/2027)	18,000	17,257
3.38%, 04/15/2029 (Callable 01/12/2026)	14,000	13,645
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	30,000	30,229
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	114,405
4.78%, 02/15/2035 (Callable 11/15/2034)	55,000	54,265
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	44,488
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	84,473
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	54,201
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	53,955
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	20,000	19,876
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,881
		4,390,633
TOTAL CORPORATE BONDS (Cost $5,199,319)		5,082,611
COLLATERALIZED LOAN OBLIGATIONS - 1.7%
ARES CLO, Series 2022-65A, Class A1R, 4.98% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026)(b)	250,000	249,651

	Par	Value
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026)(b)	$250,000	$249,877
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R2, 5.16% (3 mo. Term SOFR + 1.24%), 01/15/2039, (1.24% Floor) (Callable 01/15/2028)(b)	250,000	249,907
CBAM Ltd., Series 2017-1A, Class AR2, 5.27% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(b)	250,000	251,068
CIFC Funding Ltd., Series 2022-4A, Class AR, 4.98% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026)(b)	250,000	249,634
Empower CLO Ltd., Series 2025-1A, Class A, 5.19% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(b)	250,000	250,548
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.94% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026)(b)	260,000	259,698
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 0.00% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor)(b)	250,000	250,000
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 5.20% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026)(b)	250,000	249,671
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.26% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026)(b)	400,000	400,865
OZLM Ltd., Series 2016-15A, Class A1R3, 4.93% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026)(b)	195,379	195,327
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.11%), 01/20/2034, (1.11% Floor) (Callable 04/20/2026)(b)	250,000	249,875
Sound Point CLO Ltd., Series 2021-1A, Class AR, 4.95% (3 mo. Term SOFR + 1.05%), 04/25/2034, (1.05% Floor) (Callable 07/25/2026)(b)	250,000	249,667
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.19% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 01/13/2026)(b)	174,043	174,048

The accompanying notes are an integral part of these financial statements.

71

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
AB BSL CLO Ltd., Series 2023-4A, Class A1R, 5.18% (3 mo. Term SOFR + 1.30%), 04/20/2038, (1.30% Floor) (Callable 04/20/2027)(b)	$250,000	$250,234
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.18% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028)(b)	250,000	250,295
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,029,422)		4,030,365
ASSET-BACKED SECURITIES - 1.4%
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 01/10/2026)(b)	9,234	9,172
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	53,892	53,122
Series 2016-1, 3.58%, 01/15/2028	4,004	3,944
Series 2016-2, 3.20%, 06/15/2028	22,796	22,194
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	150,000	153,169
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 03/15/2027)	300,000	304,994
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 01/25/2026)(b)(h)	165,853	142,892
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(b)	50,860	47,346
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)	150,000	150,652
Series 2025-5A, Class A2, 4.38%, 06/15/2028 (Callable 06/15/2028)	100,000	100,109
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	101,837	89,328
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029)(b)	100,000	100,449
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 08/15/2027)	150,000	153,430

	Par	Value
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	$150,000	$150,220
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027)(b)	69,469	62,367
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 11/20/2036)(b)	153,560	131,409
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(b)	179,664	170,170
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(b)	53,871	45,115
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 05/15/2028)(b)	51,004	47,893
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 04/15/2028)(b)	42,776	40,544
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 02/15/2029)(b)	34,368	31,690
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032)(b)	92,741	87,103
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033)(b)	128,101	131,416
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 11/15/2027)	70,355	70,623
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 04/15/2028)	100,000	100,750
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(b)	101,142	95,988
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 02/25/2028)(b)	100,000	101,286
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11%, 04/20/2029 (Callable 08/20/2028)(b)	150,000	150,184
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(b)	181,384	162,792

The accompanying notes are an integral part of these financial statements.

72

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(b)	$154,404	$144,824
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 02/15/2028)	100,000	101,130
TOTAL ASSET-BACKED SECURITIES (Cost $3,233,877)		3,156,305

	Shares
PREFERRED STOCKS - 0.9%
Brazil - 0.7%
Banco Bradesco SA	34,100	113,693
Cia De Sanena Do Parana	78,000	111,027
Cia Energetica de Minas Gerais	202,270	414,525
Itau Unibanco Holding SA	55,911	402,010
Petroleo Brasileiro SA	94,300	532,096
		1,573,351
Colombia - 0.1%
Grupo Cibest SA	2,992	47,680
Grupo de Inversiones Suramericana SA	13,397	151,503
		199,183
Germany - 0.0%(c)
Draegerwerk AG & Co. KGaA	328	26,758
Russia - 0.0%(c)
Surgutneftegas PAO(a)(d)	270,800	0
South Korea - 0.1%
Samsung Electronics Co. Ltd.	3,491	214,237
TOTAL PREFERRED STOCKS (Cost $1,774,224)		2,013,529
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Australia - 0.0%(c)
Ingenia Communities Group	5,737	19,718
Region Group	55,812	87,379
		107,097
Canada - 0.1%
Primaris Real Estate Investment Trust	11,331	128,702
India - 0.0%(c)
Brookfield India Real Estate Trust(b)	17,328	63,941
Mindspace Business Parks REIT(b)	11,780	62,261
		126,202

	Shares	Value
Japan - 0.3%
Global One Real Estate Investment Corp.	291	$255,845
Japan Excellent, Inc.	112	106,556
KDX Realty Investment Corp.	115	129,023
Sekisui House Reit, Inc.	260	149,365
		640,789
Malaysia - 0.1%
Sunway Real Estate Investment Trust	478,000	272,125
Netherlands - 0.0%(c)
Wereldhave NV	3,258	73,580
Philippines - 0.1%
AREIT, Inc.	217,300	160,669
Saudi Arabia - 0.0%(c)
Al Rajhi REIT	7,922	16,647
Singapore - 0.1%
AIMS APAC REIT	19,000	22,172
Digital Core REIT Management Pte Ltd.	81,300	41,367
ESR-REIT(a)	62,580	131,805
		195,344
South Africa - 0.0%(c)
Redefine Properties Ltd.	250,156	90,731
Vukile Property Fund Ltd.	21,387	32,165
		122,896
Turkey - 0.1%
Reysas Gayrimenkul Yatirim Ortakligi AS(a)	269,822	132,206
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,686,227)		1,976,257
	Par
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note/Bond
4.13%, 06/15/2026	$53,700	53,843
0.88%, 09/30/2026	103,800	101,748
1.25%, 11/30/2026	8,800	8,619
1.50%, 01/31/2027	8,300	8,123
2.75%, 04/30/2027	400	396
3.75%, 04/30/2027	45,600	45,742
3.88%, 05/31/2027	143,700	144,441
4.63%, 06/15/2027	2,000	2,032
3.25%, 06/30/2027	1,100	1,096

The accompanying notes are an integral part of these financial statements.

73

Wilshire International Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
3.75%, 05/15/2028	$23,900	$24,032
3.88%, 07/15/2028	56,300	56,782
3.88%, 06/30/2030	81,600	82,237
1.63%, 05/15/2031	126,700	113,555
4.00%, 06/30/2032	124,700	125,528
2.75%, 08/15/2032	8,100	7,556
4.13%, 11/15/2032	62,200	62,958
4.25%, 05/15/2035	138,000	139,331
4.63%, 02/15/2055	60,000	57,959
TOTAL U.S. TREASURY SECURITIES (Cost $1,044,859)		1,035,978
TOTAL INVESTMENTS - 93.0% (Cost $167,621,991)		$217,480,230
Money Market Deposit Account - 4.9%(k)(l)		11,505,359
Other Assets in Excess of Liabilities - 2.1%		4,877,724
TOTAL NET ASSETS - 100.0%		$233,863,313

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $14,005,642 or 6.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $77,196.
(f)	Rounds to zero.
(g)	Interest only security.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)	Affiliated security as defined by the Investment Company Act of 1940.
(k)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(l)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $80,766 which represented 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

74

Wilshire International Equity Fund
Schedule of Futures Contracts
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	6	03/20/2026	$690,094	$(3,252)
				$(3,252)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(3)	03/20/2026	$337,313	$1,166
U.S. Treasury 2 Year Notes	(16)	03/31/2026	3,340,625	(656)
U.S. Treasury 5 Year Notes	(10)	03/31/2026	1,093,047	1,622
U.S. Treasury Long Bonds	(7)	03/20/2026	809,156	6,438
U.S. Treasury Ultra Bonds	(4)	03/20/2026	472,000	7,366
				$15,936
Net Unrealized Appreciation (Depreciation)				$12,684

The Fund has recorded an asset of $4,813 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

75

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
December 31, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Total Return Index	Morgan Stanley	Receive	EFFR + 0.38%	Monthly	02/27/2026	$28,866,255	$5,684,284
MSCI Emerging Markets Total Return Index	Goldman Sachs	Receive	EFFR + 0.50%	Termination	02/27/2026	13,122,005	2,696,395
Net Unrealized Appreciation (Depreciation)							$8,380,679

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
EFFR - Effective Federal Funds Rate was 3.64% as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

76

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025

	Par	Value
CORPORATE BONDS - 29.4%
Basic Materials - 1.6%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028 (Callable 05/11/2028)	$86,000	$86,853
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	82,000	82,449
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)(a)	36,000	38,730
Aris Mining Corp., 8.00%, 10/31/2029 (Callable 10/31/2026)(b)	200,000	209,000
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)	200,000	163,750
Capstone Copper Corp., 6.75%, 03/31/2033 (Callable 03/31/2028)(b)	45,000	46,519
Celanese US Holdings LLC
6.50%, 04/15/2030 (Callable 04/15/2027)	5,000	5,003
6.75%, 04/15/2033 (Callable 04/15/2028)(a)	5,000	4,952
Chemours Co., 8.00%, 01/15/2033 (Callable 01/15/2028)(b)	45,000	43,481
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030 (Callable 04/15/2026)(b)	299,000	304,980
7.38%, 05/01/2033 (Callable 05/01/2028)(b)	230,000	239,200
7.63%, 01/15/2034 (Callable 01/15/2029)(b)	135,000	140,906
Corp. Nacional del Cobre de Chile
3.00%, 09/30/2029 (Callable 06/30/2029)	200,000	189,987
6.44%, 01/26/2036 (Callable 10/26/2035)(b)	200,000	216,532
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)	200,000	157,000
Ecolab, Inc., 4.30%, 06/15/2028 (Callable 05/15/2028)	74,000	74,692
Freeport-McMoRan, Inc., 5.45%, 03/15/2043 (Callable 09/15/2042)	480,000	466,260
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029 (Callable 02/15/2029)	200,000	210,330
Novelis Corp., 6.88%, 01/30/2030 (Callable 01/30/2027)(b)	10,000	10,362
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028)(b)	10,000	9,900

		Par	Value
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/2044		$200,000	$155,295
Rio Tinto Finance USA PLC
4.50%, 03/14/2028 (Callable 02/14/2028)		43,000	43,502
5.75%, 03/14/2055 (Callable 09/14/2054)		21,000	21,425
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028)(b)		5,000	5,031
Suzano Netherlands BV, 5.50%, 01/15/2036 (Callable 10/15/2035)		21,000	20,819
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)		31,000	31,607
Volcan Cia Minera SAA, 8.50%, 10/28/2032 (Callable 10/28/2028)(b)		25,000	25,610
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 02/01/2026)(b)		20,000	18,950
			3,023,125
Communications - 1.9%
Alphabet, Inc., 3.00%, 05/06/2033 (Callable 02/06/2033)	EUR	100,000	115,404
Altice France SA, 6.88%, 07/15/2032 (Callable 10/15/2026)(b)		10,000	9,550
AppLovin Corp., 5.38%, 12/01/2031 (Callable 10/01/2031)		32,000	33,121
AT&T, Inc.
3.50%, 09/15/2053 (Callable 03/15/2053)		91,000	61,029
6.05%, 08/15/2056 (Callable 02/15/2056)		10,000	10,081
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (Callable 06/15/2030)		19,000	19,511
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (Callable 02/01/2026)(b)		15,000	14,944
4.75%, 03/01/2030 (Callable 02/01/2026)(b)		25,000	23,813
4.75%, 02/01/2032 (Callable 02/01/2027)(b)		15,000	13,650
4.25%, 01/15/2034 (Callable 01/15/2028)(b)		5,000	4,238

The accompanying notes are an integral part of these financial statements.

77

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
5.75%, 04/01/2048 (Callable 10/01/2047)	$125,000	$107,347
5.13%, 07/01/2049 (Callable 01/01/2049)	265,000	207,651
Cipher Compute LLC, 7.13%, 11/15/2030 (Callable 11/15/2027)(b)	15,000	15,244
Cisco Systems, Inc., 4.55%, 02/24/2028 (Callable 01/24/2028)	97,000	98,539
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (Callable 02/01/2026)(b)	10,000	9,900
7.13%, 02/15/2031 (Callable 08/15/2027)(b)	20,000	20,875
CommScope LLC, 9.50%, 12/15/2031 (Callable 06/15/2026)(b)	5,000	5,038
Digicel Group Holdings Ltd., 0.00%, 12/31/2030(b)(c)(d)	131,130	2,233
Directv Financing LLC, 8.88%, 02/01/2030 (Callable 02/01/2026)(b)	60,000	60,750
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 02/01/2026)(b)	17,000	17,043
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027)(b)	15,000	14,625
5.13%, 06/01/2029	10,000	8,850
EchoStar Corp., 10.75%, 11/30/2029 (Callable 11/30/2026)	10,000	11,025
Expedia Group, Inc., 3.80%, 02/15/2028 (Callable 11/15/2027)	65,000	64,588
Flash Compute LLC, 7.25%, 12/31/2030 (Callable 12/31/2027)(b)	15,000	14,813
Gray Media, Inc.
9.63%, 07/15/2032 (Callable 07/15/2028)(b)	15,000	15,563
7.25%, 08/15/2033 (Callable 08/15/2028)(b)	15,000	15,281
Lamar Media Corp., 5.38%, 11/01/2033 (Callable 11/01/2028)(b)	20,000	19,875
Level 3 Financing, Inc., 6.88%, 06/30/2033 (Callable 06/30/2028)(b)	30,000	30,675

	Par	Value
Match Group Holdings II LLC, 4.13%, 08/01/2030 (Callable 02/01/2026)(b)	$60,000	$56,775
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 02/01/2026)(b)	20,000	19,975
7.38%, 09/01/2031 (Callable 09/01/2027)(b)	5,000	5,262
Meta Platforms, Inc., 5.40%, 08/15/2054 (Callable 02/15/2054)	68,000	63,522
Millicom International Cellular SA, 4.50%, 04/27/2031 (Callable 04/27/2026)	200,000	186,000
Motorola Solutions, Inc., 5.20%, 08/15/2032 (Callable 06/15/2032)	30,000	31,008
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (Callable 11/15/2027)(b)	10,000	10,200
Netflix, Inc., 5.40%, 08/15/2054 (Callable 02/15/2054)	47,000	45,504
News Corp., 3.88%, 05/15/2029 (Callable 01/12/2026)(b)	280,000	271,889
Nexstar Media, Inc., 4.75%, 11/01/2028 (Callable 01/12/2026)(b)	45,000	44,606
Sirius XM Radio LLC, 4.13%, 07/01/2030 (Callable 02/01/2026)(b)	235,000	222,956
Snap, Inc., 6.88%, 03/15/2034 (Callable 09/15/2028)(b)	45,000	46,181
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (Callable 07/15/2035)	34,000	35,360
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	73,000	69,988
3.50%, 04/15/2031 (Callable 04/15/2026)	130,000	124,277
2.70%, 03/15/2032 (Callable 12/15/2031)	70,000	62,823
5.50%, 01/15/2055 (Callable 07/15/2054)	37,000	35,068
5.25%, 06/15/2055 (Callable 12/15/2054)	24,000	21,960
5.88%, 11/15/2055 (Callable 05/15/2055)	19,000	19,062
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)	144,000	143,891
Univision Communications, Inc., 7.38%, 06/30/2030 (Callable 02/01/2026)(b)	15,000	15,225
VeriSign, Inc., 5.25%, 06/01/2032 (Callable 04/01/2032)	45,000	46,200

The accompanying notes are an integral part of these financial statements.

78

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Verizon Communications, Inc., 5.75%, 11/30/2045 (Callable 05/30/2045)		$45,000	$44,478
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034)(b)		37,000	37,820
Virgin Media Secured Finance PLC, 4.25%, 01/15/2030 (Callable 01/12/2026)	GBP	100,000	123,505
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (Callable 02/01/2026)(b)		215,000	194,958
5.63%, 04/15/2032 (Callable 04/15/2027)(b)	EUR	150,000	177,078
6.75%, 01/15/2033 (Callable 10/15/2028)(b)		200,000	199,141
Wayfair LLC
7.25%, 10/31/2029 (Callable 10/31/2026)(b)		10,000	10,425
6.75%, 11/15/2032 (Callable 11/15/2028)(b)		10,000	10,213
Windstream Services LLC, 7.50%, 10/15/2033 (Callable 10/15/2028)(b)		5,000	5,131
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027)(b)		10,000	10,475
			3,436,212
Consumer, Cyclical - 2.3%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (Callable 02/01/2026)(b)		112,000	110,180
Acushnet Co., 5.63%, 12/01/2033 (Callable 12/01/2028)(b)		15,000	15,150
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 01/12/2026)(b)		15,000	15,656
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)		280,000	284,550
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (Callable 10/15/2028)(b)		15,000	15,225
7.75%, 10/15/2033 (Callable 10/15/2028)(b)		50,000	50,812
AutoZone, Inc., 5.13%, 06/15/2030 (Callable 05/15/2030)		34,000	35,055
Caesars Entertainment, Inc., 6.00%, 10/15/2032 (Callable 10/15/2027)(b)		75,000	72,844

		Par	Value
Carnival Corp.
5.13%, 05/01/2029 (Callable 02/01/2029)(b)		$12,000	$12,120
5.75%, 01/15/2030 (Callable 10/15/2029)(b)	EUR	100,000	125,854
5.75%, 08/01/2032 (Callable 05/01/2032)(b)		15,000	15,394
6.13%, 02/15/2033 (Callable 02/15/2028)(b)		13,000	13,423
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030 (Callable 02/15/2027)(b)		35,000	36,487
6.75%, 09/15/2032 (Callable 09/15/2028)(b)		35,000	36,181
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027)(b)		15,000	15,938
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 02/01/2026)(b)		15,000	14,925
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (Callable 02/01/2026)(b)		10,000	8,725
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 02/01/2026)(b)		10,000	9,425
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		270,000	237,498
Ford Motor Credit Co. LLC, 5.63%, 10/09/2028	GBP	200,000	272,110
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 01/17/2026)(b)		15,000	13,013
General Motors Financial Co., Inc.
4.35%, 01/17/2027 (Callable 10/17/2026)		58,000	58,112
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual (Callable 09/30/2028)(e)		52,000	52,390
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual (Callable 09/30/2030)(a)		54,000	54,135
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 01/12/2026)		65,000	65,000
3.63%, 02/15/2032 (Callable 08/15/2026)(b)		70,000	64,925
Home Depot, Inc., 4.88%, 06/25/2027 (Callable 05/25/2027)		43,000	43,775

The accompanying notes are an integral part of these financial statements.

79

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Honda Motor Co. Ltd., 4.44%, 07/08/2028 (Callable 06/08/2028)	$82,000	$82,770
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028)(b)	61,000	62,563
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027)(b)	160,000	161,200
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027)(b)	55,000	56,100
Light & Wonder International, Inc., 6.25%, 10/01/2033 (Callable 10/01/2028)(b)	70,000	70,612
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (Callable 09/15/2027)(b)	15,000	15,581
Lowe’s Cos., Inc.
3.35%, 04/01/2027 (Callable 03/01/2027)	134,000	133,024
5.63%, 04/15/2053 (Callable 10/15/2052)	21,000	20,364
Marriott International, Inc./MD
4.50%, 10/15/2031 (Callable 09/15/2031)	36,000	36,076
5.30%, 05/15/2034 (Callable 02/15/2034)	36,000	37,094
Mattel, Inc., 5.00%, 11/17/2030 (Callable 10/17/2030)	14,000	14,040
McDonald’s Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)	32,000	31,128
Michaels Cos., Inc., 5.25%, 05/01/2028 (Callable 01/12/2026)(b)	10,000	9,600
NCL Corp. Ltd.
5.88%, 01/15/2031 (Callable 09/15/2027)(b)	10,000	9,950
6.75%, 02/01/2032 (Callable 02/01/2028)(b)	160,000	163,600
6.25%, 09/15/2033 (Callable 09/15/2028)(b)	10,000	9,987
Newell Brands, Inc.
8.50%, 06/01/2028 (Callable 03/01/2028)(b)	50,000	52,062
6.38%, 05/15/2030 (Callable 02/15/2030)	10,000	9,750
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (Callable 08/30/2030)(b)	20,000	19,984
O’Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)	35,000	35,236

	Par	Value
Qnity Electronics, Inc., 6.25%, 08/15/2033 (Callable 08/15/2028)(b)	$15,000	$15,525
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028)(b)	10,000	10,425
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (Callable 02/01/2028)(b)	45,000	45,731
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (Callable 10/15/2027)(b)	10,000	10,175
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 02/01/2026)(b)	85,000	84,894
5.38%, 07/15/2027 (Callable 10/15/2026)(b)	43,000	43,323
6.00%, 02/01/2033 (Callable 08/01/2027)(b)	215,000	220,912
5.38%, 01/15/2036 (Callable 10/15/2035)	31,000	31,091
Sabre GLBL, Inc.
8.63%, 06/01/2027 (Callable 03/01/2026)(b)	3,000	3,004
10.75%, 03/15/2030 (Callable 03/15/2027)(b)	10,048	8,227
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (Callable 01/12/2026)(b)	50,000	48,437
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026)(b)	15,000	14,850
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (Callable 05/15/2032)(b)	20,000	20,525
Tenneco, Inc., 8.00%, 11/17/2028 (Callable 02/01/2026)(b)	30,000	30,075
Toll Brothers Finance Corp., 4.35%, 02/15/2028 (Callable 11/15/2027)	51,000	51,128
Travel + Leisure Co.
4.50%, 12/01/2029 (Callable 09/01/2029)(b)	115,000	111,838
6.13%, 09/01/2033 (Callable 08/15/2028)(b)	55,000	55,688
United Airlines, Inc., 4.63%, 04/15/2029 (Callable 10/15/2028)(b)	25,000	24,779
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026)(b)	45,000	47,250

The accompanying notes are an integral part of these financial statements.

80

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Viking Cruises Ltd., 5.88%, 10/15/2033 (Callable 10/15/2028)(b)		$30,000	$30,413
Voyager Parent LLC, 9.25%, 07/01/2032 (Callable 07/01/2028)(b)		10,000	10,575
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)		10,000	9,662
4.28%, 03/15/2032 (Callable 12/15/2031)		5,000	4,381
5.05%, 03/15/2042 (Callable 09/15/2041)		10,000	7,075
Whirlpool Corp., 6.50%, 06/15/2033 (Callable 03/15/2033)		15,000	14,475
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029)(b)		107,000	106,866
3.63%, 03/15/2031 (Callable 12/15/2030)		325,000	306,312
4.63%, 01/31/2032 (Callable 10/01/2026)		125,000	121,875
			4,269,134
Consumer, Non-cyclical - 3.8%
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)		65,000	58,566
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)		153,000	140,818
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/2031		200,000	177,032
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000	114,162
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027)(b)		40,000	42,050
Amgen, Inc.
5.15%, 03/02/2028 (Callable 02/02/2028)		140,000	142,983
5.75%, 03/02/2063 (Callable 09/02/2062)		63,000	61,567
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 02/15/2031 (Callable 11/15/2026)(b)		45,000	46,069
BAT Capital Corp.
5.63%, 08/15/2035 (Callable 05/15/2035)		35,000	36,327
4.54%, 08/15/2047 (Callable 02/15/2047)		32,000	26,541

	Par	Value
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 01/12/2026)(b)	$40,000	$41,750
Bausch Health Cos., Inc.,
5.25%, 01/30/2030 (Callable 01/17/2026)(b)	10,000	7,000
14.00%, 10/15/2030 (Callable 01/12/2026)(b)	1,000	1,010
Becton Dickinson & Co., 4.69%, 02/13/2028 (Callable 01/13/2028)	86,000	86,944
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035)(b)	200,000	204,230
Biogen, Inc., 5.05%, 01/15/2031 (Callable 12/15/2030)	69,000	71,101
Block Financial LLC, 5.38%, 09/15/2032 (Callable 07/15/2032)	38,000	38,272
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)	41,000	40,146
Campbell’s Co., 5.40%, 03/21/2034 (Callable 12/21/2033)	36,000	36,686
Cardinal Health, Inc.
4.60%, 03/15/2043	35,000	30,628
4.50%, 11/15/2044 (Callable 05/15/2044)	5,000	4,287
Centene Corp.
4.63%, 12/15/2029 (Callable 02/01/2026)	45,000	43,624
3.38%, 02/15/2030 (Callable 01/17/2026)	195,000	179,503
3.00%, 10/15/2030 (Callable 07/15/2030)	210,000	185,945
2.50%, 03/01/2031 (Callable 12/01/2030)	155,000	133,317
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029 (Callable 01/17/2026)(b)	20,000	19,950
Concentra Health Services, Inc., 6.88%, 07/15/2032 (Callable 07/15/2027)(b)	50,000	52,313
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 01/12/2026)(b)	205,000	208,075
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026)(b)	20,000	20,550
Element Fleet Management Corp., 5.04%, 03/25/2030 (Callable 02/25/2030)(b)	35,000	35,643
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)	25,000	20,657

The accompanying notes are an integral part of these financial statements.

81

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Eli Lilly & Co., 4.55%, 02/12/2028 (Callable 01/12/2028)		$66,000	$67,070
Flowers Foods, Inc., 5.75%, 03/15/2035 (Callable 12/15/2034)		36,000	36,073
Garda World Security Corp.
6.50%, 01/15/2031 (Callable 11/15/2027)(b)		15,000	15,300
8.25%, 08/01/2032 (Callable 08/01/2027)(b)		45,000	45,563
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031 (Callable 12/15/2030)		34,000	34,598
Global Medical Response, Inc., 7.38%, 10/01/2032 (Callable 10/01/2028)(b)		50,000	51,938
Global Payments, Inc., 5.55%, 11/15/2035 (Callable 08/15/2035)		18,000	17,850
Graham Holdings Co., 5.63%, 12/01/2033 (Callable 12/01/2028)(b)		25,000	25,156
HCA, Inc., 5.60%, 04/01/2034 (Callable 01/01/2034)		285,000	296,774
Herc Holdings, Inc.
7.00%, 06/15/2030 (Callable 06/15/2027)(b)		15,000	15,731
5.75%, 03/15/2031 (Callable 03/15/2028)(b)		5,000	5,056
6.00%, 03/15/2034 (Callable 03/15/2029)(b)		5,000	5,069
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)		29,000	29,269
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)		38,000	39,936
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.75%, 12/01/2031 (Callable 12/01/2026)		53,000	50,087
3.63%, 01/15/2032 (Callable 01/15/2027)		90,000	84,191
5.75%, 04/01/2033 (Callable 01/01/2033)		36,000	37,548
Johnson & Johnson, 4.55%, 03/01/2028 (Callable 02/01/2028)		63,000	64,145
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)		200,000	200,000
Kraft Heinz Foods Co.
3.25%, 03/15/2033 (Callable 12/15/2032)	EUR	135,000	154,298

	Par	Value
6.88%, 01/26/2039	$90,000	$100,596
7.13%, 08/01/2039(b)	95,000	107,300
4.38%, 06/01/2046 (Callable 12/01/2045)	250,000	206,063
Kroger Co., 5.65%, 09/15/2064 (Callable 03/15/2064)	36,000	34,338
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	66,000	65,486
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027)(b)	20,000	21,200
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 01/29/2026)(b)	200,000	181,462
Mars, Inc.
5.20%, 03/01/2035 (Callable 12/01/2034)(b)	155,000	159,037
5.70%, 05/01/2055 (Callable 11/01/2054)(b)	36,000	35,888
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 02/01/2026)(b)	10,000	9,900
Medline Borrower LP, 5.25%, 10/01/2029 (Callable 02/01/2026)(b)	30,000	30,075
Merck & Co., Inc., 5.70%, 09/15/2055 (Callable 03/15/2055)	44,000	44,430
Performance Food Group, Inc., 4.25%, 08/01/2029 (Callable 02/01/2026)(b)	90,000	87,975
Philip Morris International, Inc.
5.38%, 02/15/2033 (Callable 11/15/2032)	34,000	35,501
5.25%, 02/13/2034 (Callable 11/13/2033)	33,000	34,030
Post Holdings, Inc.
4.50%, 09/15/2031 (Callable 09/15/2026)(b)	5,000	4,738
6.38%, 03/01/2033 (Callable 09/01/2027)(b)	320,000	323,200
6.50%, 03/15/2036 (Callable 03/15/2031)(b)	105,000	104,869
Quanta Services, Inc., 5.25%, 08/09/2034 (Callable 05/09/2034)	32,000	32,931
Quest Diagnostics, Inc.
4.60%, 12/15/2027 (Callable 11/15/2027)	87,000	88,075
5.00%, 12/15/2034 (Callable 09/15/2034)	69,000	69,844
Radiology Partners, Inc., 8.50%, 07/15/2032 (Callable 07/15/2028)(b)	25,000	26,063

The accompanying notes are an integral part of these financial statements.

82

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Rede D’or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027)(b)		$100,000	$99,875
Rollins, Inc., 5.25%, 02/24/2035 (Callable 11/24/2034)		16,000	16,330
Royalty Pharma PLC
5.15%, 09/02/2029 (Callable 08/02/2029)		33,000	33,802
5.95%, 09/25/2055 (Callable 03/25/2055)		22,000	21,814
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036(d)		293,333	222,567
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)		91,000	92,018
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)		28,000	28,405
Stryker Corp.
4.70%, 02/10/2028 (Callable 01/10/2028)		47,000	47,637
3.65%, 03/07/2028 (Callable 12/07/2027)		54,000	53,688
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 05/09/2030 (Callable 02/09/2030)	EUR	135,000	162,693
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/2046		51,000	38,505
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)		36,000	32,675
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 02/01/2026)(b)		70,000	70,000
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 01/12/2026)		110,000	106,425
3.88%, 02/15/2031 (Callable 01/12/2026)		195,000	185,981
5.38%, 11/15/2033 (Callable 11/15/2028)(b)		10,000	9,988
UnitedHealth Group, Inc., 2.95%, 10/15/2027		77,000	75,829
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(b)		40,000	40,700
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)		37,000	37,839

		Par	Value
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026)(b)		$15,000	$16,125
VSP Optical Group, Inc., 5.45%, 12/01/2035 (Callable 09/01/2035)(b)		26,000	26,084
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026)(b)		15,000	15,619
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027)(b)		20,000	21,100
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027		95,000	95,803
5.20%, 09/15/2034 (Callable 06/15/2034)		67,000	68,343
Zoetis, Inc., 4.70%, 02/01/2043 (Callable 08/01/2042)		14,000	12,820
			7,019,154
Energy - 4.1%
AI Candelaria -spain- SA, 7.50%, 12/15/2028 (Callable 09/15/2028)		147,916	149,765
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034)(b)		150,000	146,798
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/2034 (Callable 01/01/2029)(b)		25,000	25,187
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (Callable 09/01/2027)(b)		30,000	30,900
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026)(b)		15,000	15,563
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)	CAD	100,000	72,972
6.75%, 11/15/2039		434,000	477,516
5.40%, 06/15/2047 (Callable 12/15/2046)		107,000	98,010
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)		37,000	36,021
Cheniere Energy, Inc.
4.63%, 10/15/2028 (Callable 01/12/2026)		64,000	63,960
5.65%, 04/15/2034 (Callable 10/15/2033)		36,000	37,280
Chord Energy Corp.
6.00%, 10/01/2030 (Callable 10/01/2027)(b)		10,000	10,075
6.75%, 03/15/2033 (Callable 03/15/2028)(b)		20,000	20,575

The accompanying notes are an integral part of these financial statements.

83

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Civitas Resources, Inc., 8.75%, 07/01/2031 (Callable 07/01/2026)(b)	$165,000	$170,775
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 02/01/2026)(b)	20,000	20,075
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035)(b)	21,000	21,179
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033)(b)	115,000	123,105
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030)(b)	162,000	165,855
2.88%, 04/01/2032 (Callable 01/01/2032)(b)	376,000	327,038
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 02/05/2026)	200,000	200,500
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026)(b)	50,000	52,187
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	75,000	75,996
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 02/01/2026)(b)	20,000	19,700
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	36,000	34,779
Ecopetrol SA, 5.88%, 11/02/2051 (Callable 05/02/2051)	200,000	143,500
Enbridge, Inc.
4.60%, 06/20/2028 (Callable 05/20/2028)	69,000	69,727
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)	140,000	148,750
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)	165,000	187,554
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)	320,000	327,248
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)	185,000	196,261

	Par	Value
Enterprise Products Operating LLC, 4.30%, 06/20/2028 (Callable 05/20/2028)	$100,000	$100,893
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030)(b)	350,000	328,960
5.75%, 02/01/2034 (Callable 11/01/2033)	55,000	57,326
Expand Energy Corp., 6.75%, 04/15/2029 (Callable 02/01/2026)(b)	22,000	22,133
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)	167,652	170,072
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035 (Callable 04/15/2035)(b)	15,000	15,572
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027)(b)	35,000	36,750
GNL Quintero SA, 4.63%, 07/31/2029	94,160	94,110
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026)(b)	30,000	30,938
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (Callable 04/23/2035)(b)	21,000	21,533
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027)(b)	30,000	31,200
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/2035 (Callable 02/15/2030)(b)	15,000	14,213
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038	16,000	18,039
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	55,000	53,913
Kodiak Gas Services LLC
7.25%, 02/15/2029 (Callable 02/15/2026)(b)	30,000	31,012
6.50%, 10/01/2033 (Callable 10/01/2028)(b)	10,000	10,200
6.75%, 10/01/2035 (Callable 10/01/2030)(b)	10,000	10,250
Long Ridge Energy LLC, 8.75%, 02/15/2032 (Callable 02/15/2028)(b)	75,000	79,500
Matador Resources Co., 6.50%, 04/15/2032 (Callable 04/15/2027)(b)	20,000	20,200
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031(b)	181,234	159,712

The accompanying notes are an integral part of these financial statements.

84

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Nabors Industries, Inc.
9.13%, 01/31/2030 (Callable 05/31/2026)(b)	$10,000	$10,475
7.63%, 11/15/2032 (Callable 11/15/2028)(b)	10,000	9,787
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 02/15/2026)(b)	10,000	10,362
Northern Oil & Gas, Inc., 8.75%, 06/15/2031 (Callable 06/15/2026)(b)	45,000	45,338
Occidental Petroleum Corp.
6.13%, 01/01/2031 (Callable 07/01/2030)	105,000	110,906
7.50%, 05/01/2031	70,000	78,662
5.55%, 10/01/2034 (Callable 07/01/2034)(a)	205,000	208,768
6.45%, 09/15/2036	65,000	69,160
Ovintiv, Inc.
6.50%, 08/15/2034	190,000	202,982
6.50%, 02/01/2038	160,000	167,332
Permian Resources Operating LLC, 6.25%, 02/01/2033 (Callable 08/01/2027)(b)	35,000	35,919
Peru LNG Srl, 5.38%, 03/22/2030	150,020	144,769
Petrobras Global Finance BV, 5.13%, 09/10/2030 (Callable 08/10/2030)	50,000	49,175
Petroleos Mexicanos, 6.75%, 09/21/2047	100,000	82,250
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056 (Callable 12/15/2035)	85,000	83,889
Raizen Fuels Finance SA, 6.70%, 02/25/2037 (Callable 11/25/2036)	200,000	163,000
SM Energy Co., 7.00%, 08/01/2032 (Callable 08/01/2027)(b)	20,000	19,650
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034)	90,000	96,188
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (Callable 05/01/2035)(b)	9,000	9,188
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (Callable 09/18/2030)(b)	135,000	138,037

	Par	Value
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027 (Callable 02/01/2026)	$35,000	$35,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.38%, 02/15/2029 (Callable 02/15/2026)(b)	15,000	15,413
6.75%, 03/15/2034 (Callable 03/15/2029)(b)	10,000	9,963
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	95,000	101,526
7.25%, 08/15/2038	42,000	48,225
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065 (Callable 03/01/2030)	170,000	174,888
TransCanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)	140,000	138,075
Var Energi ASA, 6.50%, 05/22/2035 (Callable 02/22/2035)(b)	200,000	211,423
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 01/12/2026)(b)	10,000	10,150
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029)(b)	225,000	177,750
8.38%, 06/01/2031 (Callable 06/01/2026)(b)	10,000	9,900
9.88%, 02/01/2032 (Callable 02/01/2027)(b)	10,000	10,300
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (Callable 09/15/2030)(b)	5,000	5,081
7.50%, 05/01/2033 (Callable 12/01/2032)(b)	5,000	5,394
6.50%, 01/15/2034 (Callable 07/15/2033)(b)	15,000	15,356
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)	12,000	12,120
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027)(b)	5,000	4,912
WBI Operating LLC, 6.50%, 10/15/2033 (Callable 10/15/2028)(b)	25,000	24,906
Weatherford International Ltd., 6.75%, 10/15/2033 (Callable 10/15/2028)(b)	30,000	30,600
Williams Cos., Inc., 5.30%, 09/30/2035 (Callable 06/30/2035)	136,000	138,000
		7,690,196

The accompanying notes are an integral part of these financial statements.

85

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Financial - 7.8%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (Callable 07/01/2028)(b)		$25,000	$25,687
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)		150,000	156,870
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056 (Callable 10/31/2030)		150,000	153,369
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)		47,000	49,060
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031 (Callable 10/01/2027)(b)		15,000	15,394
American Express Co.
5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027 (Callable 07/28/2026)		64,000	64,497
5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031 (Callable 04/25/2030)		77,000	79,319
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)		51,000	52,594
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)		69,000	68,635
5.25%, 07/15/2028 (Callable 06/15/2028)		24,000	24,623
4.63%, 05/16/2031 (Callable 02/16/2031)	EUR	100,000	124,770
5.55%, 07/15/2033 (Callable 04/15/2033)		65,000	67,983
3.70%, 10/15/2049 (Callable 04/15/2049)		25,000	18,375
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 01/17/2026)(b)		15,000	14,925
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030 (Callable 02/01/2026)(b)		10,000	9,250
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)		67,000	67,699

	Par	Value
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029 (Callable 11/01/2026)(b)	$10,000	$10,112
Arthur J Gallagher & Co., 4.85%, 12/15/2029 (Callable 11/15/2029)	20,000	20,477
Athene Global Funding
4.72%, 10/08/2029(b)	31,000	30,945
5.03%, 07/17/2030(b)	19,000	19,147
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029)(b)	47,000	48,102
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (Callable 10/18/2027)(b)	31,000	30,069
5.75%, 03/01/2029 (Callable 02/01/2029)(b)	105,000	108,677
Azorra Finance Ltd.
7.75%, 04/15/2030 (Callable 10/15/2026)(b)	15,000	15,787
7.25%, 01/15/2031 (Callable 07/15/2027)(b)	25,000	26,156
Banco de Bogota SA, 6.25%, 05/12/2026	200,000	200,684
Banco de Credito del Peru SA, 3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)	200,000	197,274
Banco Industrial SA/Guatemala, 4.88% to 01/29/2026 then 5 yr. CMT Rate + 4.44%, 01/29/2031 (Callable 01/29/2026)	150,000	149,062
Banco Internacional del Peru SAA Interbank, 6.40% to 04/30/2030 then 5 yr. CMT Rate + 2.07%, 04/30/2035 (Callable 04/30/2030)(b)	150,000	155,906
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031)(b)	200,000	209,250
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	200,000	199,000
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	46,000	45,396
2.55% to 02/04/2027 then SOFR + 1.05%, 02/04/2028 (Callable 02/04/2027)	74,000	72,687

The accompanying notes are an integral part of these financial statements.

86

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)		$79,000	$78,558
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 05/01/2030)		273,000	283,920
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		26,000	27,100
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (Callable 02/12/2035)		32,000	33,430
Bank of Montreal
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)	CAD	270,000	207,919
7.30% to 11/26/2034 then 5 yr. CMT Rate + 3.01%, 11/26/2084 (Callable 11/26/2034)		330,000	349,893
6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085 (Callable 11/26/2030)		200,000	205,474
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)		56,000	58,011
Bank of Nova Scotia
8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)		200,000	211,969
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085 (Callable 10/27/2035)		245,000	250,558
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (Callable 03/15/2035)		200,000	213,250
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88% to 09/13/2029 then 5 yr. CMT Rate + 4.31%, 09/13/2034 (Callable 09/13/2029)		200,000	199,567

		Par	Value
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000	$114,780
BNP Paribas SA, 6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (Callable 12/15/2033)(b)		200,000	200,500
Brown & Brown, Inc.
4.70%, 06/23/2028 (Callable 05/23/2028)		73,000	73,711
6.25%, 06/23/2055 (Callable 12/12/2054)		14,000	14,586
Canadian Imperial Bank of Commerce, 7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085 (Callable 10/28/2030)		200,000	207,498
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)		50,000	49,061
Citigroup, Inc.
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual (Callable 08/15/2030)		19,000	19,404
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)		30,000	30,555
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)		21,000	21,075
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)		77,000	70,624
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035 (Callable 06/01/2030)		110,000	114,285
Corebridge Financial, Inc., 3.65%, 04/05/2027 (Callable 03/05/2027)		45,000	44,697
DBS Group Holdings Ltd., 1.82% to 03/10/2026 then 5 yr. CMT Rate + 1.10%, 03/10/2031 (Callable 03/10/2026)		200,000	198,890
Equinix, Inc., 2.95%, 09/15/2051 (Callable 03/15/2051)		58,000	36,335
Essential Properties LP, 5.40%, 12/01/2035 (Callable 09/01/2035)		20,000	20,020
Extra Space Storage LP, 5.40%, 06/15/2035 (Callable 03/15/2035)		36,000	36,837

The accompanying notes are an integral part of these financial statements.

87

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
First Citizens BancShares, Inc./NC
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual (Callable 12/15/2030)	$305,000	$311,100
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040 (Callable 12/12/2034)	170,000	172,975
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035 (Callable 12/01/2030)	100,000	100,195
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	44,000	44,961
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035 (Callable 06/15/2030)	70,000	71,295
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027)(b)	50,000	48,202
Flagstar Bank NA, 6.93% (3 mo. Term SOFR + 3.04%), 11/06/2028 (Callable 02/06/2026)	60,000	57,418
Focus Financial Partners LLC, 6.75%, 09/15/2031 (Callable 09/15/2027)(b)	50,000	51,562
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (Callable 04/01/2028)(b)	5,000	5,262
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026)(b)	30,000	31,050
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 03/01/2026)(b)	65,000	66,950
Goldman Sachs Group, Inc.
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual (Callable 02/10/2030)	16,000	16,620
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031 (Callable 10/21/2030)	37,000	36,962
4.94% to 10/21/2035 then SOFR + 1.33%, 10/21/2036 (Callable 10/21/2035)	35,000	34,761
Guardian Life Global Funding, 4.80%, 04/28/2030(b)	30,000	30,640

	Par	Value
Host Hotels & Resorts LP, 3.50%, 09/15/2030 (Callable 06/15/2030)	$30,000	$28,507
HSBC Holdings PLC
5.46% (SOFR + 1.57%), 05/13/2031 (Callable 05/13/2030)	235,000	239,433
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (Callable 08/27/2031)	200,000	207,750
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026)(b)	15,000	15,712
Huntington Bancshares, Inc./OH, 6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual (Callable 10/15/2030)	330,000	329,175
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual (Callable 11/16/2032)	200,000	209,000
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027 (Callable 10/22/2026)	92,000	93,434
4.51% (SOFR + 0.86%), 10/22/2028 (Callable 10/22/2027)	88,000	88,763
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)	31,000	32,036
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)	69,000	71,219
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036 (Callable 07/23/2035)	23,000	23,829
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036 (Callable 10/22/2035)	37,000	36,776
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)(b)	34,000	34,340
Lloyds Banking Group PLC, 6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 09/27/2035)(a)	200,000	199,500
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028)(b)	37,000	37,573
5.15%, 03/17/2030 (Callable 02/17/2030)(b)	37,000	37,442
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027 (Callable 10/08/2027)	70,000	70,831

The accompanying notes are an integral part of these financial statements.

88

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055 (Callable 03/15/2035)	$30,000	$31,598
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	62,000	61,061
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	18,000	17,954
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)	18,000	18,952
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)	35,000	36,717
New York Life Insurance Co., 6.75%, 11/15/2039(b)	15,000	17,110
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031 (Callable 11/01/2030)	39,000	36,484
OneMain Finance Corp.
7.50%, 05/15/2031 (Callable 05/15/2027)	20,000	21,025
6.50%, 03/15/2033 (Callable 09/15/2028)	20,000	20,150
Oversea-Chinese Banking Corp. Ltd., 4.60% to 06/15/2027 then 5 yr. CMT Rate + 1.58%, 06/15/2032 (Callable 06/15/2027)	200,000	200,808
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027)(b)	85,000	87,975
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026)(b)	30,000	30,750
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (Callable 12/15/2026)(b)	20,000	21,225
6.88%, 05/15/2032 (Callable 05/15/2028)(b)	30,000	31,275
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032 (Callable 06/15/2032)	38,000	38,825
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual (Callable 09/15/2026)	125,000	122,344

		Par	Value
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036 (Callable 07/21/2035)		$23,000	$23,659
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)		140,000	147,481
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)		110,000	113,065
Prudential Financial, Inc., 5.20%, 03/14/2035 (Callable 12/14/2034)		44,000	45,097
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/2033 (Callable 06/15/2028)(b)		25,000	25,906
Rocket Cos., Inc., 6.38%, 08/01/2033 (Callable 08/01/2028)(b)		15,000	15,637
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%,Perpetual (Callable 02/24/2027)	CAD	400,000	278,498
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028 (Callable 03/27/2027)		50,000	50,406
4.52% to 10/18/2027 then SOFR + 0.86%, 10/18/2028 (Callable 10/18/2027)		113,000	114,101
4.31% to 11/03/2030 then SOFR + 0.98%, 11/03/2031 (Callable 11/03/2030)		73,000	72,694
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)		245,000	258,890
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)		200,000	196,250
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085 (Callable 08/24/2030)		70,000	72,370
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 01/12/2026)		50,000	49,500
3.13%, 02/01/2029 (Callable 02/01/2026)		170,000	162,613
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035 (Callable 10/01/2030)		130,000	130,760

The accompanying notes are an integral part of these financial statements.

89

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Societe Generale SA, 8.13% to 05/21/2030 then 5 yr. CMT Rate + 3.79%, Perpetual (Callable 11/21/2029)(b)	$200,000	$210,250
South State Bank NA, 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)	70,000	74,265
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035 (Callable 08/15/2030)	145,000	145,196
Standard Chartered PLC, 7.00% to 05/14/2036 then 5 yr. CMT Rate + 2.87%, Perpetual (Callable 11/14/2035)(b)	200,000	205,250
Starwood Property Trust, Inc., 5.25%, 10/15/2028 (Callable 07/15/2028)(b)	25,000	25,122
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)	43,000	38,970
SURA Asset Management SA, 6.35%, 05/13/2032 (Callable 03/13/2032)(b)	200,000	213,250
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036 (Callable 01/15/2031)	250,000	251,277
Toronto-Dominion Bank
4.98%, 04/05/2027	73,000	73,873
4.93%, 10/15/2035	18,000	18,001
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)	205,000	215,074
Travelers Cos., Inc., 5.70%, 07/24/2055 (Callable 01/24/2055)	14,000	14,255
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)	66,000	68,062
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (Callable 08/10/2034)(b)	200,000	205,750
United Overseas Bank Ltd., 2.00% to 10/14/2026 then 5 yr. CMT Rate + 1.23%, 10/14/2031 (Callable 10/14/2026)	200,000	196,168

		Par	Value
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032 (Callable 06/15/2028)(b)		$15,000	$14,737
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)		120,000	116,275
VICI Properties LP
5.13%, 05/15/2032 (Callable 02/15/2032)		145,000	146,146
5.63%, 04/01/2035 (Callable 01/01/2035)		150,000	153,364
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 01/12/2026)(b)		71,000	70,922
4.13%, 08/15/2030 (Callable 02/01/2026)(b)		165,000	159,446
Wells Fargo & Co.
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)		78,000	77,421
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)		107,000	110,377
3.90% to 07/22/2031 then 3 mo. EURIBOR + 1.22%, 07/22/2032 (Callable 07/22/2031)	EUR	100,000	120,017
4.89% to 09/15/2035 then SOFR + 1.34%, 09/15/2036 (Callable 09/15/2035)		37,000	36,911
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031 (Callable 06/15/2026)		220,000	211,652
Willis North America, Inc., 4.55%, 03/15/2031 (Callable 02/15/2031)		20,000	20,048
			14,482,820
Government - 1.0%
Asian Infrastructure Investment Bank, 7.00%, 03/01/2029	INR	20,300,000	226,750
European Bank for Reconstruction & Development, 6.30%, 10/26/2027	INR	11,300,000	124,537
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000	97,360
Inter-American Development Bank
7.00%, 01/25/2029	INR	11,000,000	122,872
7.35%, 10/06/2030	INR	13,000,000	147,041

The accompanying notes are an integral part of these financial statements.

90

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Government - (Continued)
International Bank for Reconstruction & Development
1.25%, 03/16/2026	NOK	620,000	$61,160
6.85%, 04/24/2028	INR	10,000,000	111,412
7.05%, 07/22/2029	INR	6,000,000	67,084
1.20%, 08/08/2034	EUR	109,000	110,207
International Development Association, 1.75%, 02/17/2027	NOK	540,000	52,239
New Zealand Local Government Funding Agency Bond, 4.70%, 08/01/2028	AUD	95,000	63,596
Nordic Investment Bank, 7.23%, 01/23/2030	INR	13,600,000	152,190
Philippine Government International Bond
0.88%, 05/17/2027	EUR	185,000	212,168
6.25%, 01/14/2036	PHP	5,000,000	84,141
Province of Ontario Canada, 3.10%, 01/31/2034	EUR	100,000	115,889
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	205,000	130,993
			1,879,639
Industrial - 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(b)		20,000	20,675
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028)(b)		170,000	173,613
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)		48,000	48,611
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (Callable 08/15/2028)(b)		25,000	26,219
Amphenol Corp.
4.38%, 06/12/2028 (Callable 05/12/2028)		55,000	55,507
5.30%, 11/15/2055 (Callable 05/15/2055)		26,000	24,833
Amrize Finance US LLC, 4.95%, 04/07/2030 (Callable 03/07/2030)		15,000	15,290
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)		36,000	37,601
Ball Corp., 2.88%, 08/15/2030 (Callable 05/15/2030)		275,000	253,688
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034(d)		206,729	167,192

		Par	Value
Boeing Co., 5.81%, 05/01/2050 (Callable 11/01/2049)		$145,000	$142,622
Bombardier, Inc., 6.75%, 06/15/2033 (Callable 06/15/2028)(b)		25,000	26,312
Builders FirstSource, Inc.
6.38%, 03/01/2034 (Callable 03/01/2029)(b)		35,000	36,138
6.75%, 05/15/2035 (Callable 05/15/2030)(b)		15,000	15,675
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)		34,000	33,474
Carlisle Cos., Inc., 5.55%, 09/15/2040 (Callable 06/15/2040)		14,000	14,172
Caterpillar Financial Services Corp., 4.40%, 03/03/2028		56,000	56,567
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(b)		37,000	34,897
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)	EUR	100,000	106,002
Cemex SAB de CV, 5.13% to 09/08/2026 then 5 yr. CMT Rate + 4.53%, Perpetual (Callable 06/08/2026)		200,000	199,500
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (Callable 04/15/2028)(b)		5,000	5,131
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (Callable 08/15/2026)(b)		15,000	11,100
CRH America Finance, Inc., 4.40%, 02/09/2031 (Callable 01/09/2031)		37,000	36,930
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)		77,000	60,363
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 06/15/2026)(b)		30,000	31,237
Energizer Holdings, Inc., 6.00%, 09/15/2033 (Callable 09/15/2028)(b)		15,000	14,306
Flex Ltd., 5.38%, 11/13/2035 (Callable 08/13/2035)		19,000	19,132
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (Callable 10/15/2027)(b)		10,000	10,125
GATX Corp.
5.40%, 03/15/2027 (Callable 02/15/2027)		59,000	59,847
5.50%, 06/15/2035 (Callable 03/15/2035)		21,000	21,465

The accompanying notes are an integral part of these financial statements.

91

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
5.20%, 03/15/2044 (Callable 09/15/2043)	$15,000	$14,148
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(b)	35,000	36,050
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(b)	20,000	20,500
Griffon Corp., 5.75%, 03/01/2028 (Callable 02/01/2026)	30,000	30,000
Hubbell, Inc., 4.80%, 11/15/2035 (Callable 08/15/2035)	21,000	20,928
Ingersoll Rand, Inc., 5.20%, 06/15/2027 (Callable 05/15/2027)	47,000	47,726
John Deere Capital Corp., 4.25%, 06/05/2028	69,000	69,754
L3Harris Technologies, Inc., 4.40%, 06/15/2028 (Callable 03/15/2028)	69,000	69,533
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034	152,482	157,653
Lockheed Martin Corp., 5.00%, 08/15/2035 (Callable 05/15/2035)	36,000	36,624
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 02/01/2026)(b)	15,000	14,850
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)	37,000	38,587
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(b)	30,000	30,600
Molex Electronic Technologies LLC, 5.25%, 04/30/2032 (Callable 02/29/2032)(b)	38,000	38,945
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)	63,000	58,912
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)	32,000	33,731
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026)(b)	30,000	30,487
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 03/30/2029 (Callable 02/28/2029)(b)	76,000	78,233

	Par	Value
5.25%, 02/01/2030 (Callable 01/01/2030)(b)	$68,000	$69,932
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (Callable 03/01/2028)(b)	85,000	88,400
6.75%, 03/01/2033 (Callable 03/01/2028)(b)	85,000	88,400
Republic Services, Inc., 5.15%, 03/15/2035 (Callable 12/15/2034)	35,000	36,092
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	70,000	71,810
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 02/01/2026)(b)	65,000	65,244
Seaspan Corp., 5.50%, 08/01/2029 (Callable 02/02/2026)(b)	20,000	18,950
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 02/01/2026)	200,000	160,500
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)	34,000	34,200
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (Callable 08/15/2027)(b)	15,000	15,412
5.88%, 03/15/2034 (Callable 03/15/2029)(b)	10,000	10,025
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2030)(a)	355,000	353,297
Star Leasing Co. LLC, 7.63%, 02/15/2030 (Callable 02/15/2027)(b)	10,000	9,275
Textron, Inc., 5.50%, 05/15/2035 (Callable 02/15/2035)	34,000	35,275
TransDigm, Inc.
7.13%, 12/01/2031 (Callable 12/01/2026)(b)	290,000	304,138
6.38%, 05/31/2033 (Callable 05/31/2028)(b)	55,000	56,375
6.25%, 01/31/2034 (Callable 08/31/2028)(b)	50,000	51,750
6.75%, 01/31/2034 (Callable 08/31/2028)(b)	100,000	104,000
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 02/01/2026)(b)	15,000	15,356
Veralto Corp., 5.45%, 09/18/2033 (Callable 06/18/2033)	17,000	17,725

The accompanying notes are an integral part of these financial statements.

92

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
Vertiv Group Corp., 4.13%, 11/15/2028 (Callable 02/01/2026)(b)	$17,000	$16,745
Waste Connections, Inc., 5.25%, 09/01/2035 (Callable 06/01/2035)	28,000	29,032
Waste Management, Inc., 4.95%, 07/03/2027 (Callable 06/03/2027)	85,000	86,404
Waste Pro USA, Inc., 7.00%, 02/01/2033 (Callable 02/01/2028)(b)	20,000	20,550
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027)(b)	15,000	15,638
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028)(b)	20,000	20,825
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030 (Callable 04/29/2030)	69,000	70,563
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026)(b)	30,000	31,238
Yinson Bergenia Production BV, 8.50%, 01/31/2045 (Callable 01/31/2043)(b)	200,000	209,840
		4,692,476
Technology - 1.4%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028 (Callable 02/24/2028)	37,000	37,380
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027)(b)	15,000	15,787
Analog Devices, Inc., 4.25%, 06/15/2028 (Callable 05/15/2028)	83,000	83,614
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 02/01/2026)(b)	20,000	19,950
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)	23,000	23,637
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	76,000	76,314
4.80%, 04/15/2028 (Callable 03/15/2028)	97,000	98,770
3.50%, 02/15/2041 (Callable 08/15/2040)	81,000	66,020
CACI International, Inc., 6.38%, 06/15/2033 (Callable 06/15/2028)(b)	85,000	87,762

	Par	Value
Cadence Design Systems, Inc., 4.20%, 09/10/2027	$121,000	$121,646
Cloud Software Group, Inc.
6.50%, 03/31/2029 (Callable 01/12/2026)(b)	60,000	60,825
9.00%, 09/30/2029 (Callable 02/01/2026)(b)	5,000	5,200
6.63%, 08/15/2033 (Callable 08/15/2028)(b)	226,000	223,175
CoreWeave, Inc., 9.25%, 06/01/2030 (Callable 06/01/2027)(b)	295,000	274,350
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)	110,000	139,779
Dell, Inc., 6.50%, 04/15/2038	17,000	18,274
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026)(b)	15,000	15,281
Fiserv, Inc.
5.15%, 03/15/2027 (Callable 02/15/2027)	55,000	55,557
5.45%, 03/15/2034 (Callable 12/15/2033)	63,000	63,743
Gartner, Inc., 3.75%, 10/01/2030 (Callable 01/12/2026)(b)	90,000	85,441
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)	73,000	72,551
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)	87,000	69,337
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)	66,000	70,660
MSCI, Inc.
3.63%, 09/01/2030 (Callable 02/01/2026)(b)	160,000	153,042
3.63%, 11/01/2031 (Callable 11/01/2026)(b)	126,000	118,293
5.15%, 03/15/2036 (Callable 12/15/2035)	145,000	143,365
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)	16,000	16,637
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.85%, 08/19/2032 (Callable 06/19/2032)	28,000	28,102
Oracle Corp.
5.20%, 09/26/2035 (Callable 06/26/2035)	18,000	17,265
5.88%, 09/26/2045 (Callable 03/26/2045)	29,000	26,184
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)	68,000	70,421

The accompanying notes are an integral part of these financial statements.

93

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026)(b)	$32,000	$29,640
Roper Technologies, Inc., 4.25%, 09/15/2028 (Callable 08/15/2028)	11,000	11,055
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	34,000	34,438
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027)(b)	75,000	76,875
VMware LLC, 3.90%, 08/21/2027 (Callable 05/21/2027)	66,000	65,979
		2,576,349
Utilities - 3.0%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031 (Callable 01/22/2031)	200,000	180,071
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036	133,000	119,246
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)	20,000	20,697
AES Corp.
5.45%, 06/01/2028 (Callable 05/01/2028)	56,000	57,263
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)	530,000	538,613
Alabama Power Co., 3.75%, 09/01/2027 (Callable 08/01/2027)	98,000	97,984
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056 (Callable 01/01/2031)	18,000	17,910
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	120,000	119,626
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)	260,000	278,525
Arizona Public Service Co., 5.90%, 08/15/2055 (Callable 02/15/2055)	74,000	75,144
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	61,000	65,177
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028)(b)	61,000	62,144

		Par	Value
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033		$179,000	$186,180
Chile Electricity PEC SpA, 0.00%, 01/25/2028(b)(d)		180,833	162,222
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055 (Callable 03/01/2035)		82,000	84,050
Commonwealth Edison Co., 5.95%, 06/01/2055 (Callable 12/01/2054)		69,000	71,658
Consumers Energy Co., 4.50%, 01/15/2031 (Callable 11/15/2030)		20,000	20,218
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)		155,000	167,940
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)		125,000	129,661
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)		140,000	143,476
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)		50,000	53,288
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)		25,000	22,105
5.80%, 06/15/2054 (Callable 12/15/2053)		51,000	50,412
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/01/2034)		45,000	47,025
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)	EUR	45,000	45,919
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR USD + 5.44%, 06/15/2076 (Callable 06/15/2026)(e)		230,000	230,863
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027		46,400	46,052
Entergy Louisiana LLC, 5.80%, 03/15/2055 (Callable 09/15/2054)		71,000	71,316
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)		80,000	84,499

The accompanying notes are an integral part of these financial statements.

94

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056 (Callable 01/01/2031)	$150,000	$149,981
Eversource Energy, 2.90%, 03/01/2027 (Callable 02/01/2027)	61,000	60,110
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055 (Callable 12/15/2034)	210,000	218,137
Georgia Power Co., 5.00%, 02/23/2027 (Callable 01/23/2027)	48,000	48,593
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)	278,000	259,235
Kentucky Utilities Co., 5.85%, 08/15/2055 (Callable 02/15/2055)	15,000	15,169
Minejesa Capital BV, 4.63%, 08/10/2030	143,840	143,045
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 02/01/2026)	144,845	143,397
National Fuel Gas Co., 5.95%, 03/15/2035 (Callable 12/15/2034)	15,000	15,668
National Rural Utilities Cooperative Finance Corp., 4.12%, 09/16/2027 (Callable 08/16/2027)	88,000	88,363
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027 (Callable 06/15/2027)	74,000	74,771
5.90%, 03/15/2055 (Callable 09/15/2054)	17,000	17,170
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055 (Callable 05/15/2035)	90,000	94,242
NiSource, Inc.
5.35%, 04/01/2034 (Callable 01/01/2034)	63,000	64,883
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054 (Callable 08/30/2029)	18,000	18,743
5.85%, 04/01/2055 (Callable 10/01/2054)	30,000	29,922

	Par	Value
NRG Energy, Inc.
6.00%, 02/01/2033 (Callable 11/01/2027)(b)	$15,000	$15,262
6.00%, 01/15/2036 (Callable 10/15/2030)(b)	125,000	126,562
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030)(b)	24,000	24,529
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027 (Callable 10/15/2027)	143,000	147,410
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)	110,000	111,788
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055 (Callable 12/15/2034)	167,000	173,889
Southern Co. Gas Capital Corp., 4.05%, 09/15/2028 (Callable 08/15/2028)	12,000	12,008
Southern Power Co., 4.90%, 10/01/2035 (Callable 04/01/2035)	20,000	19,749
Spire, Inc., 6.45% to 06/01/2036 then 5 yr. CMT Rate + 2.33%, 06/01/2056 (Callable 03/01/2036)	80,000	80,000
Talen Energy Supply LLC, 6.25%, 02/01/2034 (Callable 10/15/2028)(b)	15,000	15,300
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030)(b)	68,000	69,715
Virginia Electric and Power Co.
5.55%, 08/15/2054 (Callable 02/15/2054)	25,000	24,216
5.60%, 09/15/2055 (Callable 03/15/2055)	14,000	13,584
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (Callable 02/01/2026)(b)	36,000	35,505
WEC Energy Group, Inc.
2.20%, 12/15/2028 (Callable 10/15/2028)	54,000	51,162
5.63% to 05/15/2031 then 5 yr. CMT Rate + 1.91%, 05/15/2056 (Callable 02/15/2031)	26,000	26,162
		5,637,554
TOTAL CORPORATE BONDS (Cost $54,578,465)		54,706,569

The accompanying notes are an integral part of these financial statements.

95

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7%
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027)(b)	$155,000	$157,582
Angel Oak Mortgage Trust LLC, Series 2025-6, Class M1A, 6.33%, 04/25/2070 (Callable 05/25/2028)(b)(g)	800,000	813,514
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 6.76% (1 mo. Term SOFR + 3.01%), 11/15/2036, (3.01% Floor) (Callable 01/15/2026)(b)	275,000	275,223
AREIT Trust, Series 2025-CRE10, Class D, 6.75% (1 mo. Term SOFR + 2.79%), 01/17/2030, (2.79% Floor) (Callable 07/17/2027)(b)	100,000	99,002
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 01/25/2026)(b)(g)	25,218	25,012
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 01/25/2026)(b)(g)	48,669	47,963
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2039(b)	250,000	255,617
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027)(g)	350,000	343,272
BANK-2017, Series 2017-BNK8, Class XE, 1.29%, 11/15/2050 (Callable 08/15/2027)(b)(g)(h)	7,050,000	154,949
BANK-2018, Series 2018-BN11, Class XA, 0.44%, 03/15/2061 (Callable 01/15/2028)(g)(h)	10,807,502	101,241
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)	125,000	108,548
Series 2019-BN21, Class XA, 0.83%, 10/17/2052 (Callable 07/15/2029)(g)(h)	3,902,879	95,092
BANK-2020, Series 2020-BN30, Class XA, 1.25%, 12/15/2053(g)(h)	1,208,622	56,919
BANK5 Trust, Series 2025-5YR17, Class XA, 1.19%, 11/15/2058 (Callable 10/15/2030)(g)(h)	1,706,284	83,345

	Par	Value
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 4.72% (30 day avg SOFR US + 0.85%), 12/25/2051, (0.00% Floor), (5.00% Cap) (Callable 02/25/2046)(b)	$380,378	$353,660
BBCMS Trust
Series 2019-BWAY, Class E, 6.71% (1 mo. Term SOFR + 2.96%), 11/15/2034, (2.85% Floor)(b)	100,000	649
Series 2021-C11, Class XD, 1.51%, 09/15/2054(b)(g)(h)	1,255,000	88,603
Series 2023-C19, Class B, 6.35%, 04/15/2056 (Callable 04/15/2033)(g)	100,000	102,534
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)	100,000	99,367
Series 2025-5C37, Class XA, 1.66%, 09/15/2058 (Callable 11/15/2031)(g)(h)	969,878	64,483
Series 2025-5C38, Class B, 5.72%, 11/15/2058 (Callable 11/15/2030)(g)	87,000	89,388
BCRR Trust, Series 2016-FRR3, Class E, 6.10% (30 day avg SOFR US + 18.46%), 05/26/2026, (18.35% Floor)(b)	797,720	793,477
Benchmark Mortgage Trust
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028)(b)(g)(h)	7,000,000	252,687
Series 2019-B10, Class XB, 0.91%, 03/15/2062 (Callable 02/15/2029)(b)(g)(h)	2,820,000	74,275
Series 2021-B25, Class XA, 1.07%, 04/15/2054 (Callable 02/15/2031)(g)(h)	2,187,083	91,694
Series 2025-V16, Class AS, 5.86%, 08/15/2058 (Callable 08/15/2030)(g)	100,000	103,871
Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)	250,000	256,067
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 4.90% (1 mo. Term SOFR + 1.16%), 05/15/2038, (1.05% Floor) (Callable 09/15/2026)(b)	59,769	59,459

The accompanying notes are an integral part of these financial statements.

96

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.44% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(b)	$299,830	$300,000
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029)(g)	60,000	60,241
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45% (1 mo. Term SOFR + 1.60%), 12/15/2042, (1.60% Floor)(b)	100,000	100,125
Bombardier Capital Mortgage Securitization Corp., Series 2025-5C7, Class C, 5.80%, 12/15/2058 (Callable 12/15/2030)(g)	100,000	99,800
BPR Trust, Series 2021-TY, Class D, 6.22% (1 mo. Term SOFR + 2.46%), 09/15/2038, (2.35% Floor)(b)	100,000	99,884
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 6.01% (1 mo. Term SOFR + 2.26%), 09/15/2035, (2.26% Floor) (Callable 01/15/2026)(b)	64,475	64,603
Series 2023-FL10, Class B, 7.02% (1 mo. Term SOFR + 3.27%), 09/15/2035, (3.27% Floor) (Callable 01/15/2026)(b)	100,000	100,185
Series 2024-FL11, Class B, 6.04% (1 mo. Term SOFR + 2.29%), 07/15/2039, (2.29% Floor) (Callable 09/15/2027)(b)	100,000	100,317
BX Trust
Series 2021-21M, Class A, 4.59% (1 mo. Term SOFR + 0.84%), 10/15/2036, (0.73% Floor)(b)	29,752	29,734
Series 2021-21M, Class E, 6.04% (1 mo. Term SOFR + 2.29%), 10/15/2036, (2.17% Floor)(b)	175,000	174,840

	Par	Value
Series 2021-ACNT, Class C, 5.36% (1 mo. Term SOFR + 1.61%), 11/15/2038, (1.50% Floor)(b)	$78,016	$77,921
Series 2021-CIP, Class A, 4.79% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor)(b)	96,761	96,671
Series 2021-LBA, Class DJV, 5.47% (1 mo. Term SOFR + 1.71%), 02/15/2036, (1.60% Floor)(b)	100,000	99,713
Series 2021-LBA, Class EV, 5.87% (1 mo. Term SOFR + 2.11%), 02/15/2036, (2.00% Floor)(b)	197,702	197,587
Series 2021-LGCY, Class D, 5.17% (1 mo. Term SOFR + 1.42%), 10/15/2036, (1.30% Floor)(b)	100,000	99,664
Series 2021-RISE, Class A, 4.61% (1 mo. Term SOFR + 0.86%), 11/15/2036, (0.75% Floor)(b)	380,398	379,459
Series 2021-RISE, Class B, 5.11% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor)(b)	84,533	84,455
Series 2021-SDMF, Class D, 5.25% (1 mo. Term SOFR + 1.50%), 09/15/2034, (1.39% Floor)(b)	324,792	323,605
Series 2021-XL2, Class A, 4.55% (1 mo. Term SOFR + 0.80%), 10/15/2038, (0.69% Floor)(b)	34,379	34,207
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	65,000	65,315
Series 2022-LBA6, Class C, 5.35% (1 mo. Term SOFR + 1.60%), 01/15/2039, (1.60% Floor)(b)	350,000	349,785
Series 2022-LBA6, Class E, 6.45% (1 mo. Term SOFR + 2.70%), 01/15/2039, (2.70% Floor)(b)	100,000	99,877

The accompanying notes are an integral part of these financial statements.

97

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2023-XL3, Class A, 5.51% (1 mo. Term SOFR + 1.76%), 12/09/2040, (1.76% Floor)(b)	$322,204	$322,003
Series 2024-BIO, Class D, 7.39% (1 mo. Term SOFR + 3.64%), 02/15/2041(b)	100,000	98,804
Series 2024-CNYN, Class C, 5.69% (1 mo. Term SOFR + 1.94%), 04/15/2041, (1.94% Floor)(b)	216,363	216,870
Series 2024-KING, Class B, 5.49% (1 mo. Term SOFR + 1.74%), 05/15/2034, (1.74% Floor)(b)	378,023	378,023
Series 2024-XL5, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor)(b)	104,317	104,376
Series 2025-ARIA, Class C, 5.52%, 12/13/2042(b)(g)	100,000	100,803
Series 2025-VLT6, Class C, 5.94% (1 mo. Term SOFR + 2.19%), 03/15/2042, (2.19% Floor)(b)	300,000	299,346
Series 2025-VOLT, Class D, 6.50% (1 mo. Term SOFR + 2.75%), 12/15/2044, (2.75% Floor)(b)	100,000	99,875
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.34% (1 mo. Term SOFR + 2.59%), 08/15/2041, (2.59% Floor)(b)	93,620	94,496
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/2039 (Callable 11/13/2029)(b)(g)	130,000	108,546
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.44%, 05/10/2058 (Callable 11/10/2026)(g)(h)	234,720	368
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 01/25/2028)(b)(g)	249,511	252,746

	Par	Value
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 01/25/2033)(b)(g)	$154,956	$146,353
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2028)(b)(g)	11,061	10,478
Series 2019-J1, Class B2, 3.91%, 08/25/2049 (Callable 02/25/2026)(b)(g)	147,543	138,003
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class XA, 1.80%, 05/10/2049 (Callable 06/10/2026)(g)(h)	552,949	393
Series 2017-P8, Class XA, 0.85%, 09/15/2050 (Callable 07/15/2027)(g)(h)	919,333	9,015
Series 2019-C7, Class XA, 0.82%, 12/15/2072 (Callable 10/15/2029)(g)(h)	3,545,900	99,549
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.21%, 05/10/2050 (Callable 05/10/2027)(g)(h)	1,293,071	11,107
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class XA, 0.51%, 10/10/2046 (Callable 01/10/2026)(g)(h)	224,142	2
Computershare Corporate Trust
Series 2018-C45, Class XA, 0.76%, 06/15/2051 (Callable 04/15/2028)(g)(h)	4,570,219	71,397
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031)(b)	400,000	253,668
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 01/25/2026)	449,525	203,274
Series 2007-OA4, Class A1, 4.19% (1 mo. Term SOFR + 0.45%), 05/25/2047, (0.34% Floor) (Callable 01/25/2026)	193,430	178,925

The accompanying notes are an integral part of these financial statements.

98

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 01/25/2026)(b)(i)	$3,627	$3,612
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 1.75%, 01/15/2049 (Callable 02/15/2026)(g)(h)	347,450	377
Series 2017-CX10, Class XA, 0.84%, 11/15/2050 (Callable 09/15/2027)(g)(h)	3,887,450	36,226
Series 2018-CX12, Class XA, 0.55%, 08/15/2051 (Callable 06/15/2028)(g)(h)	3,954,323	46,505
DBC 2025-DBC Mortgage Trust
Series 2025-DBC, Class A, 5.10% (1 mo. Term SOFR + 1.35%), 11/15/2042, (1.35% Floor) (Callable 11/15/2027)(b)	250,000	250,156
Series 2025-DBC, Class D, 6.35% (1 mo. Term SOFR + 2.60%), 11/15/2042, (2.60% Floor) (Callable 11/15/2027)(b)	100,000	100,000
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.41% (1 mo. Term SOFR + 1.66%), 10/15/2039, (1.40% Floor)(b)	100,000	99,908
ELM Trust, Series 2024-ELM, Class C15, 6.19%, 06/10/2039(b)(g)	300,000	302,439
ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 6.45%, 11/13/2042(b)(g)	100,000	100,071
Fannie Mae Connecticut Avenue Securities
Series 2021-R02, Class 2B2, 10.07% (30 day avg SOFR US + 6.20%), 11/25/2041, (0.00% Floor) (Callable 11/25/2026)(b)	55,000	57,025
Series 2022-R05, Class 2M2, 6.87% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027)(b)	210,000	214,561

	Par	Value
Series 2022-R08, Class 1M2, 7.47% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (Callable 07/25/2027)(b)	$300,000	$311,179
Series 2022-R09, Class 2M1, 6.37% (30 day avg SOFR US + 2.50%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027)(b)	40,896	41,421
Series 2023-R01, Class 1M1, 6.27% (30 day avg SOFR US + 2.40%), 12/25/2042, (0.00% Floor) (Callable 12/25/2027)(b)	34,760	35,444
Series 2023-R03, Class 2M2, 7.77% (30 day avg SOFR US + 3.90%), 04/25/2043, (0.00% Floor) (Callable 04/25/2028)(b)	65,000	68,389
Series 2023-R06, Class 1M2, 6.57% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (Callable 07/25/2028)(b)	85,000	87,339
Series 2024-R02, Class 1M1, 4.97% (30 day avg SOFR US + 1.10%), 02/25/2044, (0.00% Floor) (Callable 02/25/2029)(b)	80,581	80,655
Series 2024-R03, Class 2M2, 5.82% (30 day avg SOFR US + 1.95%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029)(b)	300,000	301,989
Series 2025-R02, Class 1M2, 5.47% (30 day avg SOFR US + 1.60%), 02/25/2045, (0.00% Floor) (Callable 01/25/2030)(b)	140,000	140,404
Series 2025-R04, Class 1M1, 5.07% (30 day avg SOFR US + 1.20%), 05/25/2045, (0.00% Floor) (Callable 05/25/2030)(b)	88,844	89,003
Series 2025-R06, Class 1B1, 5.72% (30 day avg SOFR US + 1.85%), 09/25/2045, (0.00% Floor) (Callable 09/25/2030)(b)	95,000	95,320

The accompanying notes are an integral part of these financial statements.

99

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Federal Home Loan Mortgage Corp.
Pool RJ3244, 5.00%, 01/01/2055	$198,157	$199,593
Pool RJ3275, 5.50%, 02/01/2055	188,823	193,817
Pool RJ3503, 6.00%, 02/01/2055	179,376	186,932
Pool RJ5509, 5.00%, 12/01/2055	159,838	160,496
Pool SD8342, 5.50%, 07/01/2053	1,580,655	1,609,127
Pool SL0231, 5.00%, 01/01/2055	112,721	113,362
Pool SL1712, 6.00%, 12/01/2054	1,066,257	1,105,041
Series 2021-P011, Class X1, 1.75%, 09/25/2045(g)(h)	504,060	52,078
Series 2980, Class SC, 2.60% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035, (0.00% Floor), (6.70% Cap)(h)(j)	128,909	10,249
Series 2989, Class SG, 5.26% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034, (0.00% Floor), (33.95% Cap)(j)	138,815	161,123
Series 3311, Class IA, 2.31% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037, (0.00% Floor), (6.41% Cap)(h)(j)	757,191	68,783
Series 3359, Class SC, 1.62% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037, (0.00% Floor), (5.72% Cap)(h)(j)	264,659	19,257
Series 389, Class C1, 1.50%, 05/15/2037(h)	3,916,523	205,237
Series 3966, Class SA, 1.80% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041, (0.00% Floor), (5.90% Cap)(h)(j)	381,095	33,026
Series 4077, Class TS, 1.90% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041, (0.00% Floor), (6.00% Cap)(h)(j)	223,794	20,845
Series 4089, Class SH, 1.90% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042, (0.00% Floor), (6.00% Cap)(h)(j)	301,281	30,759

	Par	Value
Series 4249, Class CS, 1.55% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043, (0.00% Floor), (4.65% Cap)(j)	$531,152	$401,167
Series 4993, Class KS, 2.06% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050, (0.00% Floor), (6.05% Cap)(h)(j)	2,137,827	307,928
Series K109, Class X1, 1.57%, 04/25/2030 (Callable 04/25/2030)(g)(h)	650,055	35,649
Series K117, Class X1, 1.22%, 08/25/2030 (Callable 07/25/2030)(g)(h)	1,251,573	57,449
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 09/25/2030)(g)(h)	1,814,459	62,466
Series K-1515, Class X1, 1.51%, 02/25/2035 (Callable 11/25/2034)(g)(h)	787,390	75,673
Series K-1518, Class X1, 0.86%, 10/25/2035 (Callable 07/25/2035)(g)(h)	1,452,367	84,251
Series K-1521, Class X1, 0.98%, 08/25/2036 (Callable 06/25/2036)(g)(h)	808,261	58,077
Series KG04, Class X1, 0.84%, 11/25/2030 (Callable 08/25/2030)(g)(h)	1,871,075	62,074
Series KL06, Class XFX, 1.36%, 12/25/2029 (Callable 09/25/2029)(g)(h)	938,166	35,485
Federal National Mortgage Association
Pool BZ4947, 5.07%, 10/01/2041	309,160	301,142
Pool CB7984, 5.50%, 02/01/2054	149,998	152,747
Pool CB8140, 5.50%, 03/01/2054	229,180	235,099
Pool CB8331, 5.50%, 04/01/2054	418,974	426,652
Pool CB9324, 5.50%, 10/01/2054	298,977	306,699
Pool CB9326, 5.50%, 10/01/2054	163,021	166,671
Pool CB9484, 5.50%, 11/01/2054	164,982	169,295

The accompanying notes are an integral part of these financial statements.

100

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December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Pool CB9643, 5.00%, 12/01/2054	$189,797	$191,528
Pool CB9672, 5.50%, 12/01/2054	292,752	301,959
Pool CB9734, 5.50%, 01/01/2055	186,257	189,438
Pool CB9793, 5.50%, 01/01/2055	194,540	200,233
Pool CB9794, 5.50%, 01/01/2055	173,467	178,327
Pool CB9812, 6.00%, 01/01/2055	90,776	94,600
Pool FS7738, 6.00%, 03/01/2054	2,664,902	2,794,855
Pool MA5039, 5.50%, 06/01/2053	3,412	3,474
Series 2007-50, Class SX, 2.46% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037, (0.00% Floor), (6.45% Cap)(h)(j)	1,345,114	130,712
Series 2008-22, Class SB, 2.17% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048, (0.00% Floor), (6.16% Cap)(h)(j)	1,051,577	122,550
Series 2009-52, Class PI, 5.00%, 07/25/2039(h)	47,899	6,497
Series 2009-78, Class XS, 2.75% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039, (0.00% Floor), (6.74% Cap)(h)(j)	1,662,271	172,035
Series 2009-86, Class IP, 5.50%, 10/25/2039(h)	46,598	8,721
Series 2010-19, Class SM, 2.26% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040, (0.00% Floor), (6.25% Cap)(h)(j)	2,792,637	256,333
Series 2011-124, Class NS, 2.51% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041, (0.00% Floor), (6.50% Cap)(h)(j)	257,051	32,612
Series 2012-20, Class SA, 2.46% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042, (0.00% Floor), (6.45% Cap)(h)(j)	256,016	28,040
Series 2012-76, Class SC, 2.01% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042, (0.00% Floor), (6.00% Cap)(h)(j)	124,425	13,692

	Par	Value
Series 2014-28, Class SD, 2.06% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044, (0.00% Floor), (6.05% Cap)(h)(j)	$563,908	$56,479
Series 2017-53, Class IE, 4.00%, 07/25/2047(h)	123,425	24,396
Series 2019-33, Class PS, 2.06% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049, (0.00% Floor), (6.05% Cap)(h)(j)	3,302,311	362,706
Series 2019-83, Class QS, 1.96% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050, (0.00% Floor), (5.95% Cap)(h)(j)	3,831,271	505,974
Series 2020-53, Class DI, 3.00%, 08/25/2060(h)	2,376,143	365,497
Series 2020-79, Class IT, 4.00%, 11/25/2050(h)	4,658,622	924,157
Series 2020-99, Class IC, 3.50%, 04/25/2050(h)	3,426,688	620,613
Series 2021-18, Class IG, 3.00%, 06/25/2050(h)	4,365,564	599,760
Series 2021-60, Class DI, 2.50%, 09/25/2051(h)	2,115,620	242,981
Series 419, Class C4, 3.50%, 04/25/2044(h)	1,678,988	268,206
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050(b)(g)	679,256	645,252
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.90%, 10/25/2048 (Callable 09/25/2034)(b)(g)	392,276	382,688
Freddie Mac Mscr Trust Mn12, Series 2025-MN12, Class B1, 8.37% (30 day avg SOFR US + 4.50%), 11/25/2045, (0.00% Floor) (Callable 02/25/2031)(b)	170,000	169,999
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.52% (30 day avg SOFR US + 1.65%), 01/25/2034, (0.00% Floor) (Callable 01/25/2034)(b)	93,751	94,070
Series 2021-HQA4, Class B1, 7.62% (30 day avg SOFR US + 3.75%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026)(b)	700,000	716,345

The accompanying notes are an integral part of these financial statements.

101

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Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2021-HQA4, Class M2, 6.22% (30 day avg SOFR US + 2.35%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026)(b)	$400,000	$404,557
Series 2022-DNA3, Class M1A, 5.87% (30 day avg SOFR US + 2.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027)(b)	35,331	35,678
Series 2022-DNA4, Class M1A, 6.07% (30 day avg SOFR US + 2.20%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027)(b)	64,346	65,013
Series 2022-DNA4, Class M1B, 7.22% (30 day avg SOFR US + 3.35%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027)(b)	110,000	113,187
Series 2022-DNA6, Class M1A, 6.02% (30 day avg SOFR US + 2.15%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027)(b)	35,735	35,925
Series 2022-DNA7, Class M1A, 6.37% (30 day avg SOFR US + 2.50%), 03/25/2052, (0.00% Floor) (Callable 09/25/2027)(b)	35,458	35,794
Series 2022-HQA1, Class M1B, 7.37% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027)(b)	85,000	87,489
Series 2022-HQA3, Class M1B, 7.42% (30 day avg SOFR US + 3.55%), 08/25/2042, (0.00% Floor) (Callable 08/25/2027)(b)	205,000	213,163
Series 2024-HQA1, Class M2, 5.87% (30 day avg SOFR US + 2.00%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029)(b)	185,000	186,442

	Par	Value
Series 2025-DNA4, Class M2, 5.42% (30 day avg SOFR US + 1.55%), 10/25/2045, (0.00% Floor) (Callable 10/25/2030)(b)	$80,000	$80,123
Series 2025-HQA1, Class M1, 5.02% (30 day avg SOFR US + 1.15%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030)(b)	99,391	99,484
Series 2025-HQA1, Class M2, 5.52% (30 day avg SOFR US + 1.65%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030)(b)	120,000	120,333
FREMF Mortgage Trust, Series 2019-KF71, Class C, 10.12% (30 day avg SOFR US + 6.11%), 10/25/2029, (6.00% Floor) (Callable 10/25/2029)(b)	126,991	123,766
Ginnie Mae II Pool
Pool MA8200, 4.00%, 08/20/2052	73,176	69,735
Pool MA8201, 4.50%, 08/20/2052	33,748	33,136
Pool MA8346, 4.00%, 10/20/2052	86,146	82,094
Pool MA8426, 4.00%, 11/20/2052	87,253	83,148
Pool MA8489, 4.50%, 12/20/2052	95,032	93,308
Government National Mortgage Association
Series 2010-133, Class SD, 2.22% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040, (0.00% Floor), (6.07% Cap)(h)(j)	1,033,721	46,554
Series 2014-102, Class SY, 1.80% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044, (0.00% Floor), (5.65% Cap)(h)(j)	1,119,706	68,311
Series 2018-83, Class HI, 5.00%, 01/20/2048(h)	527,708	91,899
Series 2021-66, Class IA, 3.00%, 12/20/2050(h)	2,232,202	304,286
Series 2022-19, Class CI, 3.00%, 01/20/2052(h)	2,198,227	299,088
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 12/16/2048)(g)(h)	3,425,688	190,550

The accompanying notes are an integral part of these financial statements.

102

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Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2023-33, Class IO, 0.93%, 05/16/2063 (Callable 05/16/2048)(g)(h)	$5,825,665	$415,291
Series 2024-15, Class BI, 0.72%, 10/16/2065 (Callable 04/16/2049)(g)(h)	3,414,473	185,457
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 03/16/2049)(g)(h)	3,125,377	184,861
Series 2024-82, Class AI, 0.74%, 10/16/2065 (Callable 04/16/2049)(g)(h)	1,977,504	124,794
Series 2025-196, Class QF, 5.07% (30 day avg SOFR US + 1.15%), 11/20/2055, (1.15% Floor), (6.00% Cap)	798,329	800,177
Series 2025-25, Class FG, 5.17% (30 day avg SOFR US + 1.25%), 02/20/2055, (1.25% Floor), (6.50% Cap)	1,339,813	1,347,944
Great Wolf Trust
Series 2024-WLF2, Class A, 5.44% (1 mo. Term SOFR + 1.69%), 05/15/2041(b)	250,000	250,700
Series 2024-WOLF, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(b)	350,000	350,498
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class D, 6.06% (1 mo. Term SOFR + 2.31%), 07/15/2039, (2.20% Floor) (Callable 01/15/2026)(b)	100,000	99,984
GS Mortgage Securities Corp. II
Series 2013-GC13, Class B, 3.86%, 07/10/2046 (Callable 05/10/2027)(b)(g)	100,000	97,054
Series 2018-RIVR, Class C, 5.30% (1 mo. Term SOFR + 1.55%), 07/15/2035, (1.50% Floor)(b)	122,000	2,440
Series 2019-GC42, Class XA, 0.80%, 09/10/2052 (Callable 09/10/2029)(g)(h)	2,132,360	51,212

	Par	Value
Series 2020-GC47, Class XA, 1.12%, 05/12/2053 (Callable 02/12/2030)(g)(h)	$1,453,891	$54,547
Series 2020-GSA2, Class XA, 1.66%, 12/12/2053 (Callable 10/10/2030)(b)(g)(h)	1,131,550	69,379
Series 2024-FAIR, Class A, 5.88%, 07/15/2029(b)(g)	400,000	411,973
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 01/25/2041)(b)(g)	280,648	231,538
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 06/25/2041)(b)(g)	234,876	194,911
Series 2024-PJ4, Class B2, 5.93%, 08/25/2054 (Callable 04/25/2029)(b)(g)	96,752	95,971
Series 2025-PJ9, Class A19, 6.00%, 03/25/2056 (Callable 02/25/2034)(b)(g)	238,538	241,631
GSAA Trust
Series 2006-4, Class 4A3, 4.10%, 03/25/2036 (Callable 01/25/2026)(g)	354,790	205,818
Series 2007-7, Class A4, 4.39% (1 mo. Term SOFR + 0.65%), 07/25/2037, (0.54% Floor) (Callable 01/25/2026)	38,997	38,473
GSCG Trust, Series 2019-600C, Class E, 3.99%, 09/06/2034(b)(g)	183,000	7,325
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039(b)(g)	500,000	506,451
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 02/25/2047)(b)(g)	270,181	224,461
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 5.50% (1 mo. Term SOFR + 1.75%), 03/15/2042, (1.75% Floor)(b)	115,000	115,072
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.04%, 01/25/2049 (Callable 01/25/2026)(b)(g)	405,959	375,661

The accompanying notes are an integral part of these financial statements.

103

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 06/25/2026)(b)(g)	$6,263	$5,623
Series 2019-8, Class B2A, 3.14%, 03/25/2050 (Callable 06/25/2026)(b)(g)	166,694	146,896
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 08/25/2029)(b)(g)	147,688	127,950
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 05/25/2049)(b)(g)	408,563	342,880
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (Callable 01/25/2036)(b)(g)	175,345	176,516
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.48%, 06/15/2049 (Callable 03/15/2026)(g)(h)	597,469	1,918
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class C, 5.60% (1 mo. Term SOFR + 1.85%), 03/15/2042, (1.85% Floor)(b)	300,000	298,689
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor)(b)	291,272	291,182
Life Mortgage Trust US, Series 2022-BMR2, Class B, 5.54% (1 mo. Term SOFR + 1.79%), 05/15/2039, (1.79% Floor) (Callable 05/15/2026)(b)	250,000	227,661
LoanCore
Series 2021-CRE6, Class D, 6.71% (1 mo. Term SOFR + 2.96%), 11/15/2038, (2.85% Floor) (Callable 01/15/2026)(b)	100,000	100,134
Series 2022-CRE7, Class C, 6.44% (30 day avg SOFR US + 2.50%), 01/17/2037, (2.50% Floor) (Callable 01/17/2026)(b)	100,000	99,967

	Par	Value
Series 2025-CRE8, Class D, 6.48% (1 mo. Term SOFR + 2.74%), 08/17/2042, (2.74% Floor) (Callable 08/17/2027)(b)	$100,000	$99,292
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.68%, 03/10/2049 (Callable 09/10/2030)(b)(g)	274,000	270,354
Series 2017-5, Class X, 0.87%, 03/10/2050 (Callable 09/10/2030)(b)(g)(h)	1,724,050	7,613
MF1 Multifamily Housing Mortgage Loan Trust
Series 2024-FL15, Class B, 6.23% (1 mo. Term SOFR + 2.49%), 08/18/2041, (2.49% Floor) (Callable 07/18/2026)(b)	100,000	100,062
Series 2024-FL16, Class D, 7.32% (1 mo. Term SOFR + 3.59%), 11/18/2039, (3.59% Floor) (Callable 10/18/2026)(b)	100,000	99,002
Series 2025-FL17, Class D, 6.48% (1 mo. Term SOFR + 2.74%), 02/18/2040, (2.74% Floor) (Callable 07/18/2026)(b)	100,000	99,500
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 01/25/2026)(b)(g)	50,320	48,490
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 6.47% (1 mo. Term SOFR + 2.72%), 04/15/2038, (2.60% Floor)(b)	240,000	240,279
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-CKSV, Class A2, 3.28%, 10/15/2030 (Callable 01/15/2026)(b)	80,762	76,810
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028)(g)	85,406	82,965
Series 2014-C17, Class E, 3.50%, 08/15/2047 (Callable 07/15/2026)(b)	92,065	91,083

The accompanying notes are an integral part of these financial statements.

104

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.62%, 12/15/2049 (Callable 11/15/2026)(g)(h)		$2,397,839	$9,986
Series 2019-NUGS, Class E, 6.11% (1 mo. Term SOFR + 2.36%), 12/15/2036, (3.74% Floor)(b)		147,000	1,545
Series 2019-NUGS, Class F, 6.71% (1 mo. Term SOFR + 2.96%), 12/15/2036, (4.34% Floor)(b)		125,000	688
Series 2019-PLND, Class E, 6.02% (1 mo. Term SOFR + 2.26%), 05/15/2036, (2.15% Floor) (Callable 01/15/2026)(b)		189,000	8,516
Mortgage House Capital Mortgage Trust Premium Series, Series 2024-2, Class A1L, 4.65% (1 Month Australian Bank Bill Swap Rate + 1.10%), 05/13/2057, (0.00% Floor) (Callable 10/13/2027)	AUD	97,659	65,373
Natixis Commercial Mortgage Securities Trust, Series 2019-10K, Class E, 4.13%, 05/15/2039(b)(g)		100,000	93,126
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 4.96% (1 mo. Term SOFR + 1.21%), 02/15/2042, (1.21% Floor)(b)		100,000	99,188
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(b)(g)		350,000	355,231
PFP III Ltd., Series 2024-11, Class B, 6.27% (1 mo. Term SOFR + 2.49%), 09/17/2039, (2.49% Floor) (Callable 09/17/2027)(b)		99,553	99,491
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.85%, 10/25/2049 (Callable 04/25/2032)(b)(g)		792,466	744,993
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2048)(b)(g)		200,000	126,297

	Par	Value
PRPM LLC, Series 2025-NQM2, Class B1, 7.85%, 04/25/2070 (Callable 05/25/2028)(b)(g)	$100,000	$102,596
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 05/25/2047)(b)(g)	398,392	330,354
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.71%, 03/25/2051 (Callable 07/25/2047)(b)(g)	431,063	366,662
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(b)	300,000	313,412
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040(b)	100,000	101,730
Sequoia Mortgage Trust
Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 10/25/2045)(b)(g)	439,597	366,194
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 08/25/2028)(b)(g)	110,017	110,202
Series 2025-2, Class A19, 6.00%, 03/25/2055 (Callable 03/25/2029)(b)(g)	148,049	149,969
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.81%, 10/10/2048 (Callable 07/10/2026)(g)(h)	773,381	3,043
SMRT 2022-MINI, Series 2022-MINI, Class B, 5.10% (1 mo. Term SOFR + 1.35%), 01/15/2039, (1.35% Floor)(b)	250,000	248,906
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 5.89% (1 mo. Term SOFR + 2.15%), 02/15/2039, (2.15% Floor) (Callable 01/15/2026)(b)	100,000	100,110
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.36%, 08/15/2050 (Callable 08/15/2027)(g)	100,000	96,109
Series 2018-C13, Class C, 4.99%, 10/15/2051 (Callable 10/15/2028)(g)	100,000	92,938
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.31%, 05/15/2052 (Callable 03/15/2029)(g)(h)	1,346,926	46,074

The accompanying notes are an integral part of these financial statements.

105

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Verus Securitization Trust, Series 2025-R2, Class M1, 5.82%, 07/25/2067 (Callable 12/25/2028)(b)(g)	$1,000,000	$1,002,186
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.76%, 03/25/2037 (Callable 01/25/2026)(g)	304,335	244,221
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.33%, 11/15/2057 (Callable 11/15/2029)(g)	100,000	102,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,908,162)		49,622,295
ASSET-BACKED SECURITIES - 6.9%
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 08/25/2029)(b)(i)	156,008	137,557
ACREC Trust, Series 2021-FL1, Class C, 6.00% (1 mo. Term SOFR + 2.26%), 10/16/2036, (2.15% Floor) (Callable 01/16/2026)(b)	375,000	375,090
Affirm, Inc., Series 2025-1A, Class D, 5.62%, 02/15/2033 (Callable 02/15/2027)(b)	250,000	252,116
Air Canada, 3.70%, 01/15/2026(b)	314,815	314,621
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038(b)	550,000	541,411
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049(b)	136,755	138,162
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 02/17/2028)(b)	29,938	27,629
AutoNation Finance Trust
Series 2025-1A, Class C, 5.19%, 12/10/2030 (Callable 09/10/2028)(b)	45,000	45,830
Series 2025-1A, Class D, 5.63%, 09/10/2032 (Callable 09/10/2028)(b)	25,000	25,461
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028)(b)	157,697	149,783

	Par	Value
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054 (Callable 05/20/2028)(b)	$250,000	$253,326
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 01/25/2029)(b)	328,979	322,339
Consolidated Communications LLC, Series 2025-4A, Class A2, 5.52%, 12/20/2055 (Callable 12/20/2028)(b)	115,000	115,609
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026)(b)	355,000	353,135
DB Master Finance Parent LLC, Series 2025-1A, Class A2II, 5.17%, 08/20/2055 (Callable 11/20/2029)(b)	75,000	75,517
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026)(b)	100,000	99,783
Domino’s SPV Guarantor LLC, Series 2025-1A, Class A2II, 5.22%, 07/25/2055 (Callable 07/25/2029)(b)	50,000	50,449
Driven Brands Holdings, Inc., Series 2020-2A, Class A2, 3.24%, 01/20/2051 (Callable 01/20/2026)(b)	97,574	94,569
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 08/15/2028)	55,196	55,321
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 4.02% (1 mo. Term SOFR + 1.39%), 07/25/2034, (1.28% Floor) (Callable 01/25/2026)	12,934	12,909
GreenSky LLC, Series 2025-3A, Class D, 5.15%, 12/27/2060 (Callable 02/25/2032)(b)	150,000	149,910
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030)(b)	426,796	368,387
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 01/17/2026)(b)	76,218	74,624
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049(b)	262,500	264,473

The accompanying notes are an integral part of these financial statements.

106

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Jersey Mike’s Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029)(b)	$208,425	$211,505
KREF
Series 2021-FL2, Class B, 5.50% (1 mo. Term SOFR + 1.76%), 02/15/2039, (1.65% Floor) (Callable 01/15/2026)(b)	100,000	99,143
Series 2022-FL3, Class A, 5.18% (1 mo. Term SOFR + 1.45%), 02/17/2039, (1.45% Floor) (Callable 01/17/2026)(b)	48,012	47,962
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046(b)	163,720	154,784
Metronet Systems Holdings LLC
Series 2025-2A, Class B, 5.59%, 08/20/2055 (Callable 08/20/2028)(b)	135,000	135,626
Series 2025-4A, Class C, 7.11%, 12/20/2055 (Callable 12/20/2030)(b)	70,000	70,343
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 12/20/2035)(b)	54,734	50,112
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(b)	176,827	167,483
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 05/20/2030)(b)	111,030	105,420
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 06/20/2030)(b)	121,018	114,598
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 06/20/2030)(b)	75,921	68,985
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 07/15/2027)(b)	26,217	25,471
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 11/15/2027)(b)	61,504	59,005
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 04/15/2028)(b)	35,647	33,796

	Par	Value
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 02/15/2029)(b)	$34,368	$31,690
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 10/15/2029)(b)	30,907	28,286
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 01/15/2031)(b)	298,968	265,218
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049(b)	226,190	225,605
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026)(b)	238,750	228,419
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 10/15/2027)(b)	613	613
Pagaya AI Debt Selection Trust, Series 2024-11, Class D, 6.31%, 07/15/2032 (Callable 12/15/2026)(b)	188,448	190,361
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048(b)(d)(h)	121,219,088	682,900
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026(b)	1,100,000	1,092,960
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026)(b)	700,000	693,351
QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 05/25/2055 (Callable 05/25/2028)(b)	250,000	250,508
Ready Capital Corp., Series 2023-FL11, Class B, 7.26% (1 mo. Term SOFR + 3.53%), 10/25/2039, (3.53% Floor) (Callable 01/25/2026)(b)	100,000	99,940
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.32%, 02/25/2035 (Callable 01/25/2026)(i)	229,997	202,386
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 08/15/2026)	143,248	143,447
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027)(b)	145,000	148,046

The accompanying notes are an integral part of these financial statements.

107

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029)(b)	$98,250	$101,461
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049(b)	110,366	110,454
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035)(b)	84,063	85,002
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 09/25/2026)(b)(d)	10,000	76,319
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 11/15/2028)(b)	50,819	47,923
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 04/15/2030)(b)(d)	10,000	226,823
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.44%, 08/20/2030 (Callable 08/20/2028)(b)	125,000	125,205
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.17% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor) (Callable 01/25/2026)	362,593	306,184
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028)(b)	86,251	79,960
Sunrun, Inc.
Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2030)(b)	76,413	72,666
Series 2025-1A, Class A2A, 6.41%, 04/30/2060(b)	99,273	99,488
Switch Ltd., Series 2025-2A, Class B, 6.24%, 10/25/2055 (Callable 10/25/2028)(b)	250,000	250,183
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (Callable 08/25/2029)(b)	145,000	144,731

	Par	Value
Verus Securitization Trust
Series 2025-12, Class M1, 5.76%, 12/25/2070 (Callable 12/25/2028)(b)(g)	$500,000	$500,953
Series 2025-4, Class B1, 7.43%, 05/25/2070 (Callable 05/25/2028)(b)(g)	100,000	99,228
Walker Parent, Inc., Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027)(b)	174,563	176,415
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 03/05/2026)(b)	246,250	238,682
Zaxby’s Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 01/30/2026)(b)	143,625	135,231
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028)(b)	90,000	91,293
TOTAL ASSET-BACKED SECURITIES (Cost $13,278,415)		12,894,175
U.S. TREASURY SECURITIES - 6.8%
United States Treasury Inflation Indexed Bonds
0.38%, 07/15/2027	186,350	184,180
1.63%, 10/15/2027	241,815	243,648
0.50%, 01/15/2028	184,803	181,569
United States Treasury Note/Bond
3.38%, 12/31/2027	92,100	91,924
0.88%, 11/15/2030	2,350,000	2,054,781
3.63%, 12/31/2030	514,800	512,548
2.88%, 05/15/2032	25,000	23,586
2.75%, 08/15/2032	595,000	555,047
3.88%, 12/31/2032	748,700	746,068
3.50%, 02/15/2033	625,000	607,837
4.25%, 08/15/2035	160,000	161,356
4.00%, 11/15/2035	2,227,000	2,197,771
1.38%, 11/15/2040	5,400,000	3,511,055
2.38%, 02/15/2042	140,000	103,234
2.75%, 11/15/2042	90,000	69,268
3.00%, 02/15/2049	1,155,000	852,940
2.00%, 02/15/2050	483,000	283,932
3.63%, 02/15/2053	150,000	121,734
4.75%, 08/15/2055	249,600	246,090
TOTAL U.S. TREASURY SECURITIES (Cost $13,105,065)		12,748,568

The accompanying notes are an integral part of these financial statements.

108

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - 6.5%
Basic Materials - 0.0%(f)
Hexion Holdings Corp., Senior Secured First Lien, 7.73% (1 mo. SOFR US + 4.00%), 03/15/2029, (0.50% Floor) (Callable 02/01/2026)	$26,671	$25,790
INEOS US Finance LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 02/07/2031, (0.00% Floor) (Callable 02/01/2026)	9,452	7,614
INEOS US Petrochem LLC, Senior Secured First Lien, 7.97% (1 mo. SOFR US + 4.25%), 10/07/2031, (0.00% Floor) (Callable 02/01/2026)	9,825	6,626
		40,030
Communications - 0.4%
Cengage Learning, Inc., Senior Secured First Lien
7.23% (1 mo. SOFR US + 3.50%), 03/24/2031, (1.00% Floor) (Callable 02/01/2026)	9,119	9,167
7.32% (3 mo. SOFR US + 3.50%), 03/24/2031, (1.00% Floor) (Callable 02/01/2026)	15,508	15,590
CommScope LLC, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 4.75%), 12/17/2029, (2.00% Floor) (Callable 06/17/2026)	112,700	113,058
CSC Holdings LLC, Senior Secured First Lien, 8.25% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor) (Callable 02/01/2026)	13,016	11,408
Directv Financing LLC, Senior Secured First Lien, 9.36% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor) (Callable 02/01/2026)	1,530	1,535
Gen Digital, Inc., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 04/16/2032, (0.00% Floor) (Callable 02/01/2026)	54,725	54,835
Lumen Technologies, Inc., Senior Secured First Lien, 6.30% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)	58,026	57,805

	Par	Value
MH Sub I LLC, Senior Secured First Lien, 7.97% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor) (Callable 02/01/2026)	$62,324	$53,628
NEP Group, Inc., Senior Secured First Lien, 8.22% (1 mo. SOFR US + 4.50%), 10/17/2031, (0.00% Floor) (Callable 02/01/2026)	13,290	12,243
Nexstar Media, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 06/28/2032, (0.00% Floor) (Callable 02/01/2026)	44,888	45,151
Numericable US LLC, Senior Secured First Lien, 10.86% (3 mo. SOFR US + 6.88%), 05/15/2031, (0.00% Floor)	61,251	61,315
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.47% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor) (Callable 02/01/2026)	36,392	36,142
Sunrise Financing Partnership, First Lien, 6.63% (6 mo. Term SOFR + 2.50%), 02/17/2032	45,000	45,217
Univision Communications, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.50%), 01/31/2029, (0.50% Floor) (Callable 02/01/2026)	69,823	69,768
Virgin Media Bristol LLC, Senior Secured First Lien, 7.15% (6 mo. SOFR US + 3.18%), 03/31/2031, (0.00% Floor) (Callable 02/01/2026)	45,000	44,655
Zayo Group Holdings, Inc., Senior Secured First Lien
6.83% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor) (Callable 03/09/2027)	44,372	42,234
6.95% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor) (Callable 03/09/2027)	422	401
Ziggo Financing Partnership, First Lien, 6.76% (1 mo. Term SOFR + 2.50%), 04/28/2028 (Callable 02/01/2026)	10,632	10,649
		684,801

The accompanying notes are an integral part of these financial statements.

109

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - 2.3%
1011778 BC ULC, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 09/23/2030, (0.00% Floor) (Callable 02/01/2026)	$697,494	$699,237
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
6.13% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor) (Callable 02/01/2026)	64,213	64,446
7.13% (3 mo. SOFR US + 3.25%), 05/28/2032, (0.00% Floor) (Callable 02/01/2026)	194,025	195,239
Allison Transmission, Inc., 5.72% (1 mo. Term SOFR + 1.75%), 01/03/2033 (Callable 02/01/2026)	60,000	60,388
American Axle & Manufacturing, Inc., 7.57% (1 mo. Term SOFR + 3.25%), 09/20/2032 (Callable 02/01/2026)	35,000	35,073
Aramark Services, Inc., Senior Secured First Lien
5.47% (1 mo. SOFR US + 1.75%), 04/06/2028, (0.00% Floor) (Callable 02/01/2026)	30,000	30,094
5.47% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.00% Floor) (Callable 02/01/2026)	130,956	131,569
AS Mileage Plan IP Ltd., Senior Secured First Lien, 5.63% (3 mo. SOFR US + 1.75%), 10/15/2031, (0.00% Floor) (Callable 02/01/2026)	93,988	94,575
Boots Group Finco LP, Senior Secured First Lien, 7.21% (3 mo. SOFR US + 3.50%), 08/30/2032, (0.00% Floor) (Callable 02/01/2026)	35,000	35,233
Caesars Entertainment, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 02/06/2031, (0.50% Floor) (Callable 02/01/2026)	59,848	59,399
Clarios Global LP, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 01/28/2032, (0.00% Floor) (Callable 02/01/2026)	344,138	346,342

	Par	Value
Crown Finance US, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor) (Callable 02/01/2026)	$54,663	$54,014
Delta 2 Lux Sarl, Senior Secured First Lien, 5.42% (3 mo. SOFR US + 1.75%), 09/19/2031, (0.50% Floor) (Callable 02/01/2026)	128,000	128,608
EG America LLC, Senior Secured First Lien, 7.32% (3 mo. SOFR US + 3.50%), 02/07/2028, (0.00% Floor) (Callable 02/01/2026)	25,872	26,004
Flutter Financing BV, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 06/04/2032, (0.50% Floor) (Callable 02/01/2026)	14,925	14,948
GBT US III LLC, Senior Secured First Lien, 6.36% (3 mo. SOFR US + 2.50%), 07/28/2031, (0.00% Floor) (Callable 02/01/2026)	24,750	24,865
Gloves Buyer, Inc., Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 05/24/2032, (0.50% Floor) (Callable 02/01/2026)	165,000	164,484
Golden State Foods LLC, Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 12/04/2031, (0.00% Floor) (Callable 02/01/2026)	24,725	24,910
Great Outdoors Group LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor) (Callable 02/01/2026)	390,988	393,774
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 11/08/2030, (0.00% Floor) (Callable 02/01/2026)	140,000	141,052
Hunter Douglas, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 01/20/2032, (0.00% Floor) (Callable 02/01/2026)	43,602	43,898
JetBlue Airways Corp., Senior Secured First Lien, 8.44% (3 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor)	173,501	166,951

The accompanying notes are an integral part of these financial statements.

110

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
KFC Holding Co., Senior Secured First Lien, 5.71% (1 mo. SOFR US + 1.75%), 03/15/2028, (0.00% Floor) (Callable 02/01/2026)	$118,291	$118,919
LBM Acquisition LLC, Senior Secured First Lien, 7.68% (1 mo. SOFR US + 3.75%), 06/06/2031, (0.75% Floor) (Callable 02/01/2026)	30,754	28,931
LC Ahab US Bidco LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 05/01/2031, (0.00% Floor)	49,536	49,743
Live Nation Entertainment, Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 10/21/2032, (0.00% Floor) (Callable 02/01/2026)	45,000	45,112
Motion Finco Sarl, First Lien, 7.50% (3 mo. Term SOFR + 3.50%), 11/30/2029 (Callable 02/01/2026)	24,938	22,179
Ontario Gaming GTA LP, Senior Secured First Lien, 8.24% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor) (Callable 02/01/2026)	30,329	28,141
OPENLANE, Inc., Senior Secured First Lien, 6.36% (3 mo. SOFR US + 2.50%), 10/08/2032, (0.00% Floor) (Callable 02/01/2026)	45,000	45,113
Ovg Business Services LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 06/25/2031, (0.00% Floor) (Callable 02/01/2026)	104,735	105,062
PetSmart LLC, Senior Secured First Lien, 7.73% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor) (Callable 02/01/2026)	35,000	34,902
Sabre GLBL, Inc., First Lien, 10.02% (1 mo. Term SOFR + 6.00%), 11/15/2029 (Callable 02/01/2026)	51	46
Sabre GLBL, Inc., Senior Secured First Lien, 9.92% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor) (Callable 02/01/2026)	7,777	6,999

	Par	Value
Staples, Inc., Senior Secured First Lien, 9.60% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor) (Callable 02/01/2026)	$14,924	$14,211
TKO Worldwide Holdings LLC, Senior Secured First Lien, 5.87% (3 mo. SOFR US + 2.00%), 11/21/2031, (0.00% Floor) (Callable 02/01/2026)	178,279	179,294
Travel + Leisure Co., Senior Secured First Lien, 5.74% (3 mo. SOFR US + 2.00%), 12/14/2029, (0.00% Floor) (Callable 02/01/2026)	242,157	242,863
United Airlines, Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 02/24/2031, (0.00% Floor) (Callable 02/01/2026)	161,185	162,143
Victra Holdings LLC, Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 03/29/2029, (0.00% Floor) (Callable 02/01/2026)	117,255	117,566
Voyager Parent LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 07/01/2032, (0.00% Floor) (Callable 02/01/2026)	59,850	59,968
Voyager Parent LLC, 8.00% (1 mo. Term SOFR + 4.25%), 07/01/2032 (Callable 02/01/2026)	10,000	10,020
White Cap Supply Holdings LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 10/29/2029, (0.00% Floor) (Callable 02/01/2026)	59,462	59,771
		4,266,086
Consumer, Non-cyclical - 1.0%
1261229 BC Ltd., Senior Secured First Lien, 9.97% (1 mo. SOFR US + 6.25%), 10/08/2030, (0.00% Floor) (Callable 02/01/2026)	14,925	14,615
ADMI Corp., Senior Secured First Lien, 7.70% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	38,879	36,984
Allied Universal Holdco LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor) (Callable 02/01/2026)	39,900	40,156

The accompanying notes are an integral part of these financial statements.

111

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-cyclical - (Continued)
Aspire Bakeries Holdings LLC, Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 12/23/2030, (0.00% Floor) (Callable 02/01/2026)	$34,650	$34,893
Aveanna Healthcare LLC, Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 09/17/2032, (0.00% Floor) (Callable 02/01/2026)	44,888	45,227
Bausch + Lomb Corp., Senior Secured First Lien, 7.97% (1 mo. SOFR US + 4.25%), 01/15/2031, (0.00% Floor) (Callable 02/01/2026)	94,525	95,636
Bausch & Lomb 12/25 T/L, 7.78%, 01/15/2031	5,000	5,059
Camelot US Acquisition LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor) (Callable 02/01/2026)	30,000	29,658
EAB Global, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.00%), 08/16/2030, (0.50% Floor) (Callable 02/01/2026)	13	11
Eagle Parent Corp., Senior Secured First Lien, 7.92% (3 mo. SOFR US + 4.25%), 04/02/2029, (0.50% Floor) (Callable 02/01/2026)	39,211	39,365
Froneri US, Inc., Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 09/30/2032, (0.00% Floor) (Callable 02/01/2026)	60,000	60,084
Gainwell Acquisition Corp., Senior Secured First Lien, 7.87% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor) (Callable 02/01/2026)	91,170	89,734
Garda World Security Corp., Senior Secured First Lien, 6.75% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor) (Callable 02/01/2026)	14,139	14,217
Genmab AS, Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 11/12/2032, (0.00% Floor) (Callable 02/01/2026)	30,000	30,178

	Par	Value
Grant Thornton Advisors LLC, Senior Secured First Lien
6.47% (1 mo. SOFR US + 2.75%), 05/30/2031, (0.00% Floor) (Callable 02/01/2026)	$54,862	$55,034
6.72% (1 mo. SOFR US + 3.00%), 05/30/2031, (0.00% Floor) (Callable 02/01/2026)	39,900	40,107
Herc Holdings, Inc., Senior Secured First Lien, 5.52% (1 mo. SOFR US + 1.75%), 06/02/2032, (0.00% Floor) (Callable 02/01/2026)	15,000	15,097
ION Platform Finance US, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 09/30/2032, (0.00% Floor) (Callable 02/01/2026)	70,000	65,900
Lavender US HoldCo 1, Inc., 7.41% (1 mo. Term SOFR + 3.25%), 12/02/2032 (Callable 02/01/2026)	30,000	30,281
LifePoint Health, Inc., Senior Secured First Lien, 7.65% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor) (Callable 02/01/2026)	71,928	72,244
Medline Borrower LP, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 10/23/2030, (0.50% Floor) (Callable 02/01/2026)	330,986	332,589
Opal US LLC, Senior Secured First Lien, 6.69% (3 mo. SOFR US + 3.00%), 04/23/2032, (0.00% Floor) (Callable 02/01/2026)	304,188	306,469
Pacific Dental Services, Inc., Senior Secured First Lien, 6.24% (1 mo. SOFR US + 2.50%), 03/17/2031, (0.00% Floor)	24,937	25,063
Pye-Barker Fire & Safety LLC, Senior Secured First Lien, 6.21% (3 mo. SOFR US + 2.50%), 12/16/2032, (0.00% Floor) (Callable 02/01/2026)	17,400	17,529
Pye-Barker Fire & Safety LLC, First Lien, 6.26% (1 mo. Term SOFR + 2.50%), 12/16/2032 (Callable 02/01/2026)	2,600	2,619

The accompanying notes are an integral part of these financial statements.

112

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Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-cyclical - (Continued)
Radiology Partners, Inc., Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 06/25/2032, (0.00% Floor) (Callable 02/01/2026)	$64,838	$64,802
Savor Acquisition, Inc., Senior Secured First Lien
6.72% (1 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor) (Callable 02/01/2026)	3,716	3,736
6.84% (1 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor) (Callable 02/01/2026)	32,744	32,921
Savor Acquisition, Inc., First Lien, 7.56% (1 mo. Term SOFR + 3.00%), 02/19/2032 (Callable 02/01/2026)	3,448	3,467
Team Health Holdings, Inc., Senior Secured First Lien, 8.34% (3 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor) (Callable 02/01/2026)	34,825	34,986
United Rentals North America, Inc., Senior Secured First Lien, 5.22% (1 mo. SOFR US + 1.50%), 02/14/2031, (0.00% Floor) (Callable 02/01/2026)	58,501	58,859
Veritiv Operating Co., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor) (Callable 02/01/2026)	24,774	24,807
Vestis Corp., Senior Secured First Lien, 6.07% (3 mo. SOFR US + 2.25%), 02/24/2031, (0.00% Floor) (Callable 02/01/2026)	44,094	40,621
Wand NewCo 3, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor) (Callable 02/01/2026)	66,105	66,250
		1,829,197
Energy - 0.2%
Apro LLC, Senior Secured First Lien, 7.68% (3 mo. SOFR US + 3.75%), 07/09/2031, (0.00% Floor) (Callable 02/01/2026)	54,362	54,702

	Par	Value
Colossus Acquireco LLC, Senior Secured First Lien, 5.41% (SOFR + 1.75%), 07/30/2032, (0.00% Floor) (Callable 02/01/2026)	$14,963	$14,969
Freeport LNG Investments LLLP, Senior Secured First Lien, 7.12% (3 mo. SOFR US + 3.25%), 12/21/2028, (0.00% Floor) (Callable 02/01/2026)	52,353	52,632
Hilcorp Energy I LP, Senior Secured First Lien, 5.74% (1 mo. SOFR US + 2.00%), 02/11/2030, (0.00% Floor) (Callable 02/01/2026)	148,875	149,341
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)	153,838	152,587
WhiteWater Matterhorn Holdings LLC, Senior Secured First Lien, 6.31% (3 mo. SOFR US + 2.25%), 06/16/2032, (0.00% Floor) (Callable 02/01/2026)	15,000	15,078
		439,309
Financial - 0.4%
Acrisure LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor) (Callable 02/01/2026)	116,299	116,354
Alera Group, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 05/28/2032, (0.50% Floor) (Callable 02/01/2026)	44,888	45,154
AmWINS Group, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 01/30/2032, (0.75% Floor) (Callable 02/01/2026)	44,525	44,703
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	2,666	2,665
6.95% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	29,637	29,631
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	22,286	22,281

The accompanying notes are an integral part of these financial statements.

113

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Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Financial - (Continued)
Asurion LLC, First Lien, 8.17% (1 mo. Term SOFR + 4.25%), 09/19/2030 (Callable 02/01/2026)	$24,912	$24,934
Asurion LLC, Senior Secured Second Lien, 9.20% (1 mo. SOFR US + 5.25%), 01/22/2029, (0.00% Floor) (Callable 02/01/2026)	10,000	9,849
BCP VI Summit Holdings LP, Senior Secured First Lien, 6.84% (1 mo. SOFR US + 3.00%), 01/30/2032, (0.00% Floor) (Callable 02/01/2026)	49,875	50,265
Corpay Technologies Operating Co. LLC, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 04/28/2028, (0.00% Floor) (Callable 02/01/2026)	9,900	9,921
CPI Holdco B LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 05/19/2031, (0.00% Floor) (Callable 02/01/2026)	29,874	29,972
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 8.97% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor) (Callable 02/01/2026)	10,000	10,004
Focus Financial Partners LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 09/15/2031, (0.00% Floor)	34,824	34,922
Hightower Holding LLC, Senior Secured First Lien, 6.65% (3 mo. SOFR US + 2.75%), 04/21/2028, (0.00% Floor) (Callable 02/01/2026)	114,027	114,384
OneDigital Borrower LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor) (Callable 02/01/2026)	68,801	69,060
Superannuation & Investments US LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 12/01/2028, (0.00% Floor) (Callable 02/01/2026)	79,600	80,197

	Par	Value
Trucordia Insurance Holdings LLC, First Lien, 7.21% (1 mo. Term SOFR + 3.25%), 06/17/2032 (Callable 02/01/2026)	$49,875	$49,626
Victory Capital Holdings, Inc., Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 09/23/2032, (0.00% Floor) (Callable 02/01/2026)	14,963	15,068
		758,990
Industrial - 1.2%
AECOM, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 04/17/2031, (0.00% Floor) (Callable 02/01/2026)	186,915	188,984
Blackfin Pipeline LLC, Senior Secured First Lien, 6.75% (1 mo. SOFR US + 3.00%), 09/29/2032, (0.00% Floor) (Callable 02/01/2026)	40,000	40,125
BradyPLUS Holdings LLC, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.50%), 12/29/2032, (0.00% Floor) (Callable 02/01/2026)	50,000	49,552
Clean Harbors 9/25 T/L B, Senior Secured First Lien, 5.22% (1 mo. SOFR US + 1.50%), 09/24/2032, (0.00% Floor)	145,000	146,480
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien,
6.97% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor) (Callable 02/01/2026)	175,107	175,169
7.61% (3 mo. Term SOFR + 3.25%), 03/29/2032 (Callable 02/01/2026)	3,077	3,078
Construction Partners, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 11/03/2031, (0.00% Floor) (Callable 02/01/2026)	44,550	44,940
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 07/12/2032, (0.00% Floor) (Callable 02/01/2026)	110,000	110,412

The accompanying notes are an integral part of these financial statements.

114

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrial - (Continued)
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor) (Callable 02/01/2026)	$95,040	$95,505
Emrld Borrower LP, Senior Secured First Lien, 6.12% (6 mo. SOFR US + 2.25%), 08/04/2031, (0.00% Floor) (Callable 02/01/2026)	14,813	14,861
GFL ES US LLC, Senior Secured First Lien, 6.27% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor) (Callable 02/01/2026)	54,863	55,164
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 09/24/2032, (0.00% Floor) (Callable 02/01/2026)	100,000	100,375
Husky Holdings LLC, First Lien, 7.59% (3 mo. Term SOFR + 3.75%), 02/15/2029 (Callable 02/01/2026)	5,000	5,044
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.47% (1 mo. SOFR US + 3.75%), 02/15/2029, (0.00% Floor)	29,401	29,660
7.59% (3 mo. SOFR US + 3.75%), 02/15/2029, (0.00% Floor)	29,401	29,660
Kaman Corp., Senior Secured First Lien
6.32% (3 mo. SOFR US + 2.50%), 02/26/2032, (0.50% Floor) (Callable 02/01/2026)	32,028	32,197
6.43% (3 mo. SOFR US + 2.50%), 02/26/2032, (0.50% Floor) (Callable 02/01/2026)	5,181	5,208
6.54% (3 mo. SOFR US + 2.50%), 02/26/2032, (0.50% Floor) (Callable 02/01/2026)	16,667	16,754
6.54% (6 mo. SOFR US + 2.50%), 02/26/2032, (0.50% Floor) (Callable 02/01/2026)	5,984	6,015

	Par	Value
Kenan Advantage Group, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 01/25/2029, (0.00% Floor) (Callable 02/01/2026)	$29,848	$29,640
Madison IAQ LLC, Senior Secured First Lien, 6.64% (3 mo. SOFR US + 2.75%), 05/06/2032, (0.00% Floor) (Callable 02/01/2026)	57,291	57,724
Madison Safety & Flow LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 09/26/2031, (0.00% Floor) (Callable 02/01/2026)	20,666	20,839
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 03/28/2031, (0.00% Floor)	44,662	44,760
MX Holdings US, Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 03/17/2032, (0.00% Floor) (Callable 02/01/2026)	14,925	15,006
Pinnacle Buyer LLC, Senior Secured First Lien, 6.49% (3 mo. SOFR US + 2.50%), 10/01/2032, (0.00% Floor) (Callable 02/01/2026)	12,549	12,612
Pinnacle Buyer LLC, First Lien, 7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032 (Callable 02/01/2026)	2,419	2,431
Project Aurora US Finco, Inc., Senior Secured First Lien, 6.49% (3 mo. SOFR US + 2.75%), 09/30/2032, (0.00% Floor) (Callable 02/01/2026)	19,950	20,075
Quikrete Holdings, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor) (Callable 02/01/2026)	401,987	403,682
Signia Aerospace LLC, Senior Secured First Lien
6.44% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 02/01/2026)	829	833
6.57% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 02/01/2026)	33,914	34,081

The accompanying notes are an integral part of these financial statements.

115

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrial - (Continued)
6.67% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 02/01/2026)	$26,798	$26,930
Signia Aerospace LLC, First Lien, 7.06% (3 mo. Term SOFR + 2.75%), 12/11/2031 (Callable 02/01/2026)	3,000	3,015
Tecta America Corp., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 02/18/2032, (0.00% Floor) (Callable 02/01/2026)	44,775	45,002
TransDigm, Inc., Senior Secured First Lien
8.22% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor) (Callable 02/01/2026)	29,551	29,670
6.22% (1 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor) (Callable 02/01/2026)	49,064	49,304
6.22% (1 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor) (Callable 02/01/2026)	39,376	39,578
6.22% (1 mo. SOFR US + 2.50%), 08/19/2032, (0.00% Floor) (Callable 02/01/2026)	134,663	135,375
Trident TPI Holdings, Inc., First Lien, 7.75% (1 mo. Term SOFR + 3.75%), 09/18/2028 (Callable 02/01/2026)	24,937	24,015
		2,143,755
Technology - 0.8%
Applied Systems, Inc., Senior Secured Second Lien, 8.17% (3 mo. SOFR US + 4.50%), 02/23/2032, (0.00% Floor)	10,000	10,195
Ascend Learning LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 12/11/2028, (0.50% Floor) (Callable 02/01/2026)	113,770	114,308
Boxer Parent Co., Inc., Senior Secured First Lien, 6.82% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor) (Callable 02/01/2026)	89,325	89,198

	Par	Value
CACI International, Inc., Senior Secured First Lien
5.47% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 02/01/2026)	$204,140	$204,884
5.67% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 02/01/2026)	13,560	13,610
Clearwater Analytics LLC, Senior Secured First Lien, 6.21% (6 mo. SOFR US + 2.00%), 04/21/2032, (0.00% Floor) (Callable 02/01/2026)	159,600	159,900
Cloud Software Group, Inc., Senior Secured First Lien
6.92% (1 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor) (Callable 02/01/2026)	497	499
6.92% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor) (Callable 02/01/2026)	197,906	198,385
Cotiviti, Inc., Senior Secured First Lien
6.62% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor) (Callable 02/01/2026)	33,795	32,556
6.62% (1 mo. SOFR US + 2.75%), 03/29/2032, (0.00% Floor) (Callable 02/01/2026)	24,875	23,942
Dawn Bidco LLC, 7.67% (1 mo. Term SOFR + 3.00%), 10/07/2032 (Callable 02/01/2026)	115,000	114,795
Kaseya, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 03/22/2032, (0.00% Floor) (Callable 02/01/2026)	163,763	164,100
McAfee Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor) (Callable 02/01/2026)	28,641	26,525
Mitchell International, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 06/17/2031, (0.50% Floor) (Callable 02/01/2026)	62,291	62,571

The accompanying notes are an integral part of these financial statements.

116

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
Mitchell International, Inc., Senior Secured Second Lien, 12.22% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor) (Callable 02/01/2026)	$10,000	$9,961
Polaris Newco LLC, Senior Secured First Lien, 7.97% (3 mo. SOFR US + 3.75%), 06/05/2028, (0.50% Floor) (Callable 02/01/2026)	44,459	42,976
RealPage, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 04/24/2028, (0.50% Floor) (Callable 02/01/2026)	19,850	19,939
X Corp., Senior Secured First Lien
10.60% (6 mo. SOFR US + 6.50%), 10/29/2029, (0.50% Floor) (Callable 02/01/2026)	89,615	88,239
9.50% (Fixed Rate), 10/29/2029, (0.00% Floor) (Callable 02/01/2026)	30,000	29,952
Zelis Payments Buyer, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor) (Callable 02/01/2026)	54,475	54,135
		1,460,670
Utilities - 0.2%
Meade Pipeline Co. LLC, Senior Secured First Lien, 5.69% (3 mo. SOFR US + 2.00%), 09/22/2032, (0.00% Floor) (Callable 02/01/2026)	35,000	35,241
NRG Energy, Inc., Senior Secured First Lien, 5.59% (3 mo. SOFR US + 1.75%), 04/16/2031, (0.00% Floor)	326,742	328,106
Talen Energy Supply LLC, Senior Secured First Lien, 5.88% (3 mo. SOFR US + 2.00%), 11/26/2032, (0.00% Floor) (Callable 02/01/2026)	45,000	45,063
		408,410
TOTAL BANK LOANS (Cost $11,995,753)		12,031,249

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.3%
Abu Dhabi Government International Bond, 3.88%, 04/16/2050(b)		$200,000	$161,021
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)	AUD	200,000	135,894
2.20%, 05/15/2030	AUD	210,000	125,212
Australia Government Bond, 4.25%, 03/21/2036	AUD	250,000	159,902
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/2026(d)	BRL	5,978	1,090,321
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050	BRL	213,000	159,579
Brazilian Government International Bond, 4.75%, 01/14/2050 (Callable 07/14/2049)		200,000	145,500
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/2031(d)	EUR	65,000	66,483
2.20%, 02/15/2034	EUR	105,000	118,504
0.00%, 05/15/2035(d)	EUR	55,000	49,584
Canadian Government Bond
2.75%, 05/01/2027	CAD	170,000	124,281
3.50%, 09/01/2029	CAD	85,000	63,349
0.50%, 12/01/2030	CAD	70,000	45,193
China Government Bond, 2.69%, 08/12/2026	CNY	680,000	98,149
CPPIB Capital, Inc., 2.25%, 12/01/2031(b)	CAD	100,000	68,658
Czech Republic Government Bond
4.50%, 11/11/2032	CZK	2,220,000	109,168
4.25%, 10/24/2034	CZK	3,280,000	156,187
3.50%, 05/30/2035	CZK	8,240,000	369,365
Dominican Republic International Bond, 4.50%, 01/30/2030		150,000	146,625
Finland Government Bond, 3.00%, 09/15/2033(b)	EUR	180,000	211,971
FIRSTMAC MORTGAGE FUNDING TRUST NO. 4 SERIES 2024-4, Series 2024-4, Class A1, 4.63% (1 Month Australian Bank Bill Swap Rate + 1.08%), 02/18/2056, (0.00% Floor) (Callable 12/18/2030)	AUD	153,496	102,804
Guatemala Government Bond, 4.50%, 05/03/2026		200,000	199,750

The accompanying notes are an integral part of these financial statements.

117

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - (Continued)
Indonesia Treasury Bond
9.00%, 03/15/2029	IDR	514,000,000	$34,012
6.50%, 07/15/2030	IDR	2,312,000,000	143,989
6.50%, 02/15/2031	IDR	5,458,000,000	338,151
8.75%, 05/15/2031	IDR	2,438,000,000	165,959
6.38%, 04/15/2032	IDR	5,326,000,000	326,619
6.63%, 05/15/2033	IDR	1,779,000,000	109,685
Japan Government Two Year Bond, 0.60%, 12/01/2026	JPY	84,200,000	536,200
Mexico Government International Bond, 4.50%, 04/22/2029		250,000	250,978
NBN Co. Ltd.
5.00%, 08/28/2031 (Callable 05/28/2031)	AUD	480,000	318,522
5.35%, 03/06/2035 (Callable 12/06/2034)	AUD	190,000	125,689
New South Wales Treasury Corp.
4.75%, 09/20/2035	AUD	420,000	269,488
4.25%, 02/20/2036	AUD	355,000	216,119
4.75%, 02/20/2037	AUD	365,000	228,216
5.25%, 02/24/2038	AUD	145,000	93,979
New Zealand Government Bond
0.25%, 05/15/2028	NZD	180,000	96,844
2.00%, 05/15/2032	NZD	240,000	122,263
4.25%, 05/15/2034	NZD	870,000	498,790
4.50%, 05/15/2035	NZD	265,000	153,523
4.25%, 05/15/2036	NZD	118,000	66,418
1.75%, 05/15/2041	NZD	405,000	154,160
New Zealand Local Government Funding Agency Bond, 3.50%, 04/14/2033	NZD	132,000	71,555
Norway Government Bond
1.25%, 09/17/2031(b)	NOK	1,905,000	162,834
2.13%, 05/18/2032(b)	NOK	3,335,000	295,885
3.75%, 06/12/2035(b)	NOK	2,615,000	250,617
Paraguay Government International Bond, 4.70%, 03/27/2027		143,000	143,894
Philippine Government Bond
6.25%, 02/28/2029	PHP	8,670,000	150,194
6.50%, 05/19/2029	PHP	16,710,000	291,032
6.38%, 07/27/2030	PHP	16,180,000	281,040
6.75%, 09/15/2032	PHP	12,890,000	228,828
6.38%, 04/28/2035	PHP	6,680,000	116,204
8.00%, 09/30/2035	PHP	3,300,000	63,698
Province of Quebec Canada, 4.50%, 09/08/2033	153,000	154,994
Queensland Treasury Corp.
4.50%, 08/22/2035(b)	AUD	125,000	77,974
5.25%, 07/21/2036(b)	AUD	145,000	95,059

		Par	Value
South Australian Government Financing Authority, 1.75%, 05/24/2034	AUD	35,000	$18,005
Treasury Corp. of Victoria
5.25%, 09/15/2038	AUD	245,000	156,886
5.00%, 11/20/2040	AUD	140,000	85,445
2.25%, 11/20/2041	AUD	200,000	82,929
United Kingdom Gilt
3.75%, 03/07/2027	GBP	235,000	316,830
4.13%, 07/22/2029	GBP	90,000	122,419
3.25%, 01/31/2033	GBP	125,000	158,316
4.25%, 07/31/2034	GBP	125,000	166,522
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $11,720,732)			11,648,264
		Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.6%
Voya VACS Series EMHCD Fund(k)		189,803	2,030,894
Voya VACS Series HYB Fund(k)		444,817	4,608,307
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,071,017)			6,639,201
		Par
COLLATERALIZED LOAN OBLIGATIONS - 3.4%
AB BSL CLO Ltd., Series 2023-4A, Class BR, 5.78% (3 mo. Term SOFR + 1.90%), 04/20/2038, (1.90% Floor) (Callable 04/20/2027)(b)		$250,000	251,649
Bain Capital Credit CLO
Series 2022-6A, Class CR, 5.86% (3 mo. Term SOFR + 2.00%), 01/22/2038, (2.00% Floor) (Callable 01/22/2027)(b)		500,000	500,445
Series 2024-4A, Class C, 5.76% (3 mo. Term SOFR + 1.90%), 10/23/2037, (1.90% Floor) (Callable 10/23/2026)(b)		250,000	250,418
BDS Ltd., Series 2021-FL10, Class A, 5.20% (1 mo. Term SOFR + 1.46%), 12/16/2036, (1.46% Floor) (Callable 01/16/2026)(b)		28,308	28,297

The accompanying notes are an integral part of these financial statements.

118

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
CBAM Ltd., Series 2017-1A, Class CR2, 5.98% (3 mo. Term SOFR + 2.10%), 01/20/2038, (2.10% Floor) (Callable 01/20/2027)(b)	$250,000	$250,280
Cent CLO, Series 2018-27A, Class DR, 7.95% (3 mo. Term SOFR + 4.09%), 01/25/2035, (3.83% Floor) (Callable 01/25/2026)(b)	500,000	498,770
CIFC Funding Ltd.
Series 2015-4A, Class BR2, 6.05% (3 mo. Term SOFR + 2.16%), 04/20/2034, (2.16% Floor) (Callable 01/20/2026)(b)	250,000	250,000
Series 2022-4A, Class AR, 4.98% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026)(b)	250,000	249,634
Elmwood CLO Ltd., Series 2020-1A, Class AR, 5.34% (3 mo. Term SOFR + 1.46%), 04/18/2037, (1.46% Floor) (Callable 04/18/2026)(b)	250,000	250,845
Empower CLO Ltd., Series 2024-2A, Class C, 6.00% (3 mo. Term SOFR + 2.10%), 07/15/2037, (2.10% Floor) (Callable 07/15/2026)(b)	500,000	501,048
FS RIALTO, Series 2021-FL3, Class D, 6.35% (1 mo. Term SOFR + 2.61%), 11/16/2036, (2.61% Floor) (Callable 01/16/2026)(b)	100,000	99,800
Jackson Financial, Inc., Series 2021-5A, Class BR, 5.52% (3 mo. Term SOFR + 1.70%), 10/18/2034, (1.70% Floor)(b)	500,000	500,338
Katayma CLO Ltd., Series 2024-2A, Class D, 8.38% (3 mo. Term SOFR + 4.50%), 04/20/2037, (4.50% Floor) (Callable 04/20/2026)(b)	430,000	433,185
KKR CLO Trust, Series 33A, Class BR, 5.51% (3 mo. Term SOFR + 1.60%), 07/20/2034, (1.60% Floor) (Callable 07/20/2026)(b)	250,000	249,899

		Par	Value
LCM LP, Series 24A, Class CR, 6.05% (3 mo. Term SOFR + 2.16%), 03/20/2030, (0.00% Floor) (Callable 01/20/2026)(b)		$7,034	$7,036
LoanCore, Series 2025-CRE9, Class A, 5.18% (1 mo. Term SOFR + 1.45%), 08/18/2042, (1.45% Floor) (Callable 05/15/2028)(b)		250,000	250,073
Neuberger Berman CLO Ltd., Series 2021-44A, Class DR, 6.54% (3 mo. Term SOFR + 2.65%), 10/16/2035, (2.65% Floor) (Callable 01/16/2026)(b)		500,000	497,853
OZLM Ltd., Series 2016-15A, Class A1R3, 4.93% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026)(b)		195,379	195,327
Sound Point CLO Ltd., Series 2021-1A, Class B1R, 5.50% (3 mo. Term SOFR + 1.60%), 04/25/2034, (1.60% Floor) (Callable 07/25/2026)(b)		250,000	249,714
Starwood Property Trust, Inc., Series 2025-FL4, Class B, 5.68% (1 mo. Term SOFR + 1.95%), 11/19/2042, (1.95% Floor) (Callable 05/19/2028)(b)		250,000	249,998
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 5.26% (3 mo. Term SOFR + 1.36%), 10/15/2037, (1.36% Floor) (Callable 10/15/2026)(b)		500,000	501,384
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,265,999)			6,265,993
FOREIGN GOVERNMENT AGENCY ISSUES - 1.1%
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	100,000	76,013
New Zealand Government Bond, 3.50%, 04/14/2033	NZD	615,000	338,896
Norway Government Bond, 3.00%, 08/15/2033(b)	NOK	1,035,000	95,345
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2027	BRL	4,080,000	720,991

The accompanying notes are an integral part of these financial statements.

119

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
FOREIGN GOVERNMENT AGENCY ISSUES - (Continued)
NOTA DO TESOURO NACIONAL (PRICES NEAR1000), 10.00%, 01/01/2029	BRL	920,000	$163,777
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000	144,325
Province of Ontario Canada, 3.45%, 06/02/2045	CAD	160,000	100,242
Queensland Treasury Corp.
3.25%, 05/21/2035(b)	EUR	100,000	116,045
5.25%, 08/13/2038(b)	AUD	135,000	86,819
Republic of Austria Government Bond, 2.90%, 02/20/2033(b)	EUR	50,000	58,836
Treasury Corp. of Victoria, 4.75%, 09/15/2036	AUD	230,000	144,765
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,012,182)			2,046,054
		Shares
PREFERRED STOCKS - 0.8%
Financial - 0.8%
Bank of Hawaii Corp., 8.00%, Perpetual (Callable 08/01/2029)		4,900	131,075
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual (Callable 10/06/2030)		12,725	323,088
Comerica, Inc., Series B, 6.88% to 10/01/2030 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 10/01/2030)		11,000	287,100
First Busey Corp., Series B, 8.25%, Perpetual (Callable 06/01/2030)		4,950	127,462
Live Oak Bancshares, Inc., Series A, 8.38%, Perpetual (Callable 09/15/2030)		3,625	92,619
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual (Callable 07/15/2030)		7,375	199,125
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual (Callable 10/01/2030)(a)		10,650	274,663

	Par	Value
Wintrust Financial Corp., Series F, 7.88% to 07/15/2030 then 5 yr. CMT Rate + 3.88%, Perpetual (Callable 07/15/2030)	$4,250	$110,033
TOTAL PREFERRED STOCKS (Cost $1,486,875)		1,545,165
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.7%
Consumer, Cyclical - 0.2%
QXO, Inc., 5.50%, 05/15/2028	5,350	295,052
Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027	1,800	124,308
Technology - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027	2,750	183,397
Utilities - 0.3%
NextEra Energy, Inc., 7.23%, 11/01/2027	8,650	421,688
Southern Co., Series A, 7.13%, 12/15/2028(l)	4,250	214,030
		635,718
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,098,352)		1,238,475
CONVERTIBLE BONDS - 0.6%
Consumer, Cyclical - 0.1%
Burlington Stores, Inc., 1.25%, 12/15/2027	110,000	162,408
Utilities - 0.5%
CenterPoint Energy, Inc.
4.25%, 08/15/2026	170,000	186,849
3.00%, 08/01/2028(b)	130,000	131,783
CMS Energy Corp., 3.13%, 05/01/2031(b)	100,000	98,522
Exelon Corp., 3.25%, 03/15/2029(b)	130,000	129,964
FirstEnergy Corp., 3.88%, 01/15/2031(b)	170,000	182,405
Southern Co., 3.25%, 06/15/2028(b)	100,000	99,737
TXNM Energy, Inc., 5.75%, 06/01/2054	105,000	140,494
		969,754
TOTAL CONVERTIBLE BONDS (Cost $1,014,737)		1,132,162

The accompanying notes are an integral part of these financial statements.

120

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(l)
Call Options - 0.0%(f)
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Pay Floating; Expiration: 06/14/2027; Exercise Rate: 0.00%	$775,000	775,000	$5,694
MC 5YX5Y, Counterparty: Morgan Stanley, Pay Floating; Expiration: 05/20/2026; Exercise Rate: 2.50%	1,194,000	1,194,000	218
Total Call Options			5,912
Put Options - 0.0%(f)
30-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive Floating; Expiration: 08/30/2027; Exercise Rate: 4.65%	598,400	598,400	4,102
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive Floating; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500	2,436,500	7,518
Total Put Options			11,620
TOTAL PURCHASED OPTIONS (Cost $6,668)			17,532

	Shares
COMMON STOCKS - 0.0%(f)
ALTICE FRANCE/LUXCO 3(c)(l)	360	6,452
TOTAL COMMON STOCKS (Cost $11,893)		6,452

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.7%
3.82%, 02/24/2026(m)	$5,000,000	4,973,942
TOTAL U.S. TREASURY BILLS (Cost $4,971,725)		4,973,942
TOTAL INVESTMENTS - 95.5% (Cost $182,526,040)		$177,516,096
Money Market Deposit Account - 3.1%(n)(o)		5,814,506
Other Assets in Excess of Liabilities - 1.4%		2,566,805
TOTAL NET ASSETS - 100.0%		$185,897,407

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $611,340.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $63,236,556 or 34.0% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,685 or 0.0% of net assets as of December 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Represents less than 0.05% of net assets.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(h)	Interest only security.
(i)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Affiliated security as defined by the Investment Company Act of 1940.
(l)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

121

Wilshire Income Opportunities Fund
Schedule of Investments
December 31, 2025(Continued)
(m)	The rate shown is the annualized yield as of December 31, 2025.
(n)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(o)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $625,970 which represented 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.

122

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive Floating; Expiration: 11/08/2027; Exercise Rate: 3.86%	$(299,200)	(299,200)	$(2,944)
1-Year Forward Interest Rate Swap Counterparty: Deutsche Bank;
Receive Floating; Expiration: 09/25/2026; Exercise Rate: 2.50%	(6,172,000)	(6,172,000)	(2,586)
Receive Floating; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(3,638)
1-Year Forward Interest Rate Swap, Counterparty Nomura Global Financial Inc., Receive Floating; Expiration: 10/25/2027; Exercise Rate: 3.12%	(2,992,000)	(2,992,000)	(3,919)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Receive Floating; Expiration: 08/12/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	(1,806)
Receive Floating; Expiration: 08/12/2027; Exercise Rate: 3.25%	(2,991,000)	(2,991,000)	(3,538)
Receive Floating; Expiration: 08/23/2027; Exercise Rate: 3.17%	(1,496,000)	(1,496,000)	(352)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Receive Floating; Expiration: 11/19/2026; Exercise Rate: 3.11%	(1,496,000)	(1,496,000)	(1,204)
Receive Floating; Expiration: 11/19/2026; Exercise Rate: 3.11%	(1,496,000)	(1,496,000)	(1,195)
Receive Floating; Expiration: 06/30/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	0
Receive Floating; Expiration: 11/22/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(3,474)
Receive Floating; Expiration: 12/16/2027; Exercise Rate: 3.34%	(1,495,500)	(1,495,500)	(6,054)
30-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Receive Floating; Expiration: 12/18/2026; Exercise Rate: 4.14%	(299,200)	(299,200)	(1,023)
EUR/ZAR, Counterparty: Goldman Sachs; Expiration: 01/08/2027; Exercise Price: $21.50	(24,000)	(24,000)	(7,206)
MC 10YX10Y, Counterparty: Morgan Stanley, Receive Floating; Expiration: 05/20/2026; Exercise Rate: 2.30%	(597,000)	(597,000)	(99)
USD/JPY, Counterparty: UBS AG; Expiration: 02/02/2026; Exercise Price: $155.00	(2,560,000)	(2,560,000)	(38,889)
Total Call Options			(77,927)
Put Options - (0.0)%(a)
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay Floating; Expiration: 11/08/2027; Exercise Rate: 3.86%	(299,200)	(299,200)	(1,384)
1-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Pay Floating; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(1,248)
1-Year Forward Interest Rate Swap Counterparty: Nomura Global Financial Inc.;
Pay Floating; Expiration: 09/08/2026; Exercise Rate: 3.62%	(3,086,000)	(3,086,000)	(639)
Pay Floating; Expiration: 09/08/2026; Exercise Rate: 3.63%	(6,172,000)	(6,172,000)	(1,401)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Pay Floating; Expiration: 11/19/2026; Exercise Rate: 3.11%	(1,496,000)	(1,496,000)	(168)
Pay Floating; Expiration: 11/19/2026; Exercise Rate: 3.11%	(1,496,000)	(1,496,000)	(180)

The accompanying notes are an integral part of these financial statements.

123

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025(Continued)

	Notional Amount	Contracts	Value
Pay Floating; Expiration: 06/30/2027; Exercise Rate: 3.25%	$(1,496,000)	(1,496,000)	$0
Pay Floating; Expiration: 11/22/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(2,346)
Pay Floating; Expiration: 12/16/2027; Exercise Rate: 3.34%	(1,495,500)	(1,495,500)	(6,664)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Pay Floating; Expiration: 08/12/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	(977)
Pay Floating; Expiration: 08/12/2027; Exercise Rate: 3.25%	(2,991,000)	(2,991,000)	(1,881)
Pay Floating; Expiration: 08/23/2027; Exercise Rate: 3.17%	(1,496,000)	(1,496,000)	(2,373)
Pay Floating; Expiration: 08/30/2027; Exercise Rate: 3.60%	(10,771,200)	(10,771,200)	(420)
1-Year Forward Interest Rate Swap, Counterparty: Nomura Global Financial Inc., Pay Floating; Expiration: 10/25/2027; Exercise Rate: 3.12%	(2,992,000)	(2,992,000)	(2,504)
30-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Pay Floating; Expiration: 12/18/2026; Exercise Rate: 4.14%	(299,200)	(299,200)	(2,203)
CDX.NA.HY.45.V1 5YR RTP 105.0000, Counterparty: J.P. Morgan Securities, Inc., Pay Floating; Expiration: 03/18/2026; Exercise Rate: 105.00%	(500,000)	(500,000)	(10,431)
CDX.NA.HY.45.V1 5YR RTP 105.5000, Counterparty: Goldman Sachs, Pay Floating; Expiration: 01/21/2026; Exercise Rate: 105.50%	(1,650,000)	(1,650,000)	(1,179)
CDX.NA.HY.45.V1 5YR RTP 106, Counterparty: Morgan Stanley, Pay Floating; Expiration: 03/18/2026; Exercise Rate: 106.00%	(2,000,000)	(2,000,000)	(12,537)
CDX.NA.HY.45.V1 5YR RTP 106.5000, Counterparty: Morgan Stanley, Pay Floating; Expiration: 02/18/2026; Exercise Rate: 106.50%	(1,000,000)	(1,000,000)	(4,400)
Total Put Options			(52,935)
TOTAL WRITTEN OPTIONS (Premiums received $81,540)			$(130,862)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

124

Wilshire Income Opportunities Fund
Schedule of Securities Sold Short
December 31, 2025

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (1.5)%
Fannie Mae or Freddie Mac
TBA 3.00%, 01/15/2043	$(1,043,000)	$(922,688)
TBA 2.50%, 01/15/2047	(1,089,000)	(920,333)
FNCL 2 1/21, TBA 2.00%, 01/15/2051	(1,140,000)	(920,995)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Proceeds $2,767,432)		(2,764,016)
TOTAL SECURITIES SOLD SHORT - (1.5)% (Proceeds $2,767,432)		$(2,764,016)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

125

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	13	03/20/2026	$1,495,203	$(314)
Euro-Bund	7	03/06/2026	1,049,441	(9,304)
U.S. Treasury 2 Year Notes	269	03/31/2026	56,164,258	9,486
U.S. Treasury 5 Year Notes	309	03/31/2026	33,775,148	(33,649)
U.S. Treasury Long Bonds	56	03/20/2026	6,473,250	(32,873)
				$(66,654)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(48)	03/20/2026	$5,520,750	$19,401
Canadian 10 Year Government Bonds	(1)	03/20/2026	88,092	1,128
Euro-BTP Italian Government Bonds	(9)	03/06/2026	1,271,118	5,066
French Government Bonds	(1)	03/06/2026	141,717	727
U.S. Treasury 10 Year Notes	(18)	03/20/2026	2,023,875	7,729
U.S. Treasury Long Bonds	(10)	03/20/2026	1,155,938	15,057
U.S. Treasury Ultra Bonds	(22)	03/20/2026	2,596,000	26,827
				$ 75,935
Net Unrealized Appreciation (Depreciation)				$9,281

The Fund has recorded a liability of $(46,500) as of December 31, 2025 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

126

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
December 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
ANZ Securities, Inc.	01/22/2026	AUD	293,333	NZD	335,757	$2,283
ANZ Securities, Inc.	02/04/2026	USD	640,000	JPY	97,622,432	14,798
Bank of America	02/04/2026	USD	320,000	JPY	48,866,186	7,047
Barclays Capital, Inc.	03/18/2026	EUR	1,484,345	USD	1,742,369	8,361
Barclays Capital, Inc.	01/22/2026	USD	593,031	JPY	91,649,943	6,745
BNP Paribas Securities Corp.	01/23/2026	EUR	28,092	USD	33,006	45
BNP Paribas Securities Corp.	01/09/2026	USD	41,837	BRL	224,963	880
BNY Mellon Capital Markets LLC	02/04/2026	USD	1,927,344	JPY	293,753,468	46,064
Citibank Global Markets, Inc.	02/04/2026	USD	960,000	JPY	146,617,526	21,020
Citibank Global Markets, Inc.	01/22/2026	USD	7,391	NOK	74,166	33
Goldman Sachs	01/05/2026	BRL	5,978,000	USD	1,086,435	3,078
Goldman Sachs	01/09/2026	MXN	8,609,555	USD	468,853	8,853
J.P. Morgan Securities, Inc.	03/18/2026	EUR	331,821	USD	387,329	4,041
J.P. Morgan Securities, Inc.	03/18/2026	GBP	75,000	USD	100,457	619
J.P. Morgan Securities, Inc.	01/22/2026	NOK	3,741,929	EUR	311,667	4,597
J.P. Morgan Securities, Inc.	02/04/2026	USD	960,000	JPY	146,456,362	22,052
Morgan Stanley	01/22/2026	USD	2,279	NZD	3,929	15
Royal Bank of Canada Investment Management (USA) Ltd.	01/22/2026	AUD	1,173,333	NZD	1,343,045	9,121
Royal Bank of Canada Investment Management (USA) Ltd.	03/18/2026	CAD	1,380,515	USD	993,686	15,458
Royal Bank of Canada Investment Management (USA) Ltd.	01/22/2026	USD	585,000	JPY	91,137,127	1,994
Standard Chartered Securities N.A.	01/23/2026	EUR	9,193	USD	10,722	93
Standard Chartered Securities N.A.	03/18/2026	EUR	527,813	USD	618,592	3,945
Standard Chartered Securities N.A.	01/23/2026	JPY	12,220	USD	78	0
Standard Chartered Securities N.A.	01/22/2026	NOK	3,522,669	EUR	293,333	4,412
Standard Chartered Securities N.A.	01/09/2026	USD	893,519	BRL	4,879,376	5,182
UBS AG	03/18/2026	EUR	994,004	USD	1,162,227	10,164
UBS AG	03/18/2026	USD	307,572	NOK	3,099,563	164
ANZ Securities, Inc.	02/04/2026	JPY	48,804,704	USD	320,000	(7,441)
Bank of America	01/23/2026	EUR	47,449	USD	55,961	(137)
Barclays Capital, Inc.	02/04/2026	JPY	440,467,268	USD	2,880,000	(59,122)
Barclays Capital, Inc.	01/09/2026	USD	229,576	MXN	4,302,236	(9,136)
BNY Mellon Capital Markets LLC	02/04/2026	JPY	48,778,400	USD	320,000	(7,609)
Citibank Global Markets, Inc.	03/18/2026	USD	1,008,264	CAD	1,399,776	(14,960)
Citibank Global Markets, Inc.	01/09/2026	USD	2,155	COP	8,411,812	(61)
Citibank Global Markets, Inc.	01/23/2026	USD	55,428	EUR	47,211	(116)
Goldman Sachs	01/09/2026	BRL	3,196,702	USD	594,105	(12,115)
Goldman Sachs	01/22/2026	EUR	302,500	NOK	3,596,626	(965)
Goldman Sachs	01/23/2026	EUR	27,115	USD	31,968	(67)
Goldman Sachs	01/05/2026	USD	960,398	BRL	5,978,000	(129,114)
Goldman Sachs	02/03/2026	USD	1,084,000	BRL	6,005,902	(2,405)
Goldman Sachs	01/23/2026	USD	64,372	EUR	55,087	(438)
Goldman Sachs	03/18/2026	USD	688,660	MXN	12,704,516	(11,498)
HSBC Bank	01/22/2026	JPY	91,346,580	USD	585,000	(655)

The accompanying notes are an integral part of these financial statements.

127

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
December 31, 2025(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
J.P. Morgan Securities, Inc.	01/22/2026	EUR	302,500	NOK	3,593,806	$(685)
J.P. Morgan Securities, Inc.	03/18/2026	USD	1,348,175	GBP	1,013,138	(17,205)
Morgan Stanley	01/22/2026	NZD	673,787	AUD	586,667	(3,256)
Morgan Stanley	01/09/2026	USD	229,796	MXN	4,302,236	(8,916)
Royal Bank of Canada Investment Management (USA) Ltd.	02/04/2026	JPY	97,700,160	USD	640,000	(14,300)
Standard Chartered Securities N.A.	03/18/2026	NOK	1,592,287	USD	158,121	(201)
Standard Chartered Securities N.A.	01/22/2026	NZD	1,008,945	AUD	880,000	(5,883)
Standard Chartered Securities N.A.	03/18/2026	USD	1,983,640	EUR	1,693,520	(13,805)
Standard Chartered Securities N.A.	01/09/2026	USD	73	PEN	247	(1)
State Street Bank & Trust Co.	01/22/2026	JPY	91,440,490	USD	585,000	(54)
State Street Bank & Trust Co.	02/04/2026	JPY	97,565,440	USD	640,000	(15,163)
State Street Bank & Trust Co.	03/18/2026	NOK	1,273,244	USD	126,496	(219)
State Street Bank & Trust Co.	03/18/2026	USD	166,110	MXN	3,053,105	(2,149)
UBS AG	03/18/2026	USD	1,944,003	EUR	1,658,827	(12,523)
WELLS FARGO BANK NA	01/23/2026	USD	7,198	EUR	6,132	(16)
Net Unrealized Appreciation (Depreciation)						$(149,151)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

128

Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
December 31, 2025

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Receive	SOFR	3.39%	Termination	12/14/2028	$3,354,000	$(118)	$0	$(118)
Receive	SOFR	4.16%	Annually	01/05/2057	$90,059	0	0	0
Total Interest Rate Swaps						$(118)	$0	$ (118)

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Borrowing Rate
The accompanying notes are an integral part of these financial statements.

129

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
Buy Protection
December 31, 2025

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Buy Protection:
CDX.EM.44.V1	(1.00)%	Quarterly	12/20/2030	$2,225,000	$23,307	$53,061	$(29,754)
ITRAXX.FINSR.44.V1	(1.00)%	Quarterly	12/20/2030	€955,500	(24,244)	(21,084)	(3,160)
					$(937)	$31,977	$(32,914)

*	Centrally cleared swap.
Morgan Stanley is the counterparty for the swaps in the Fund.
The accompanying notes are an integral part of these financial statements.

130

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
Sell Protection
December 31, 2025

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX NA HY Series 45	5.00%	Quarterly	12/20/2030	$2,154,000	$167,132	$157,278	$9,854
					$167,132	$157,278	$9,854

*	Centrally cleared swap.
Morgan Stanley is the counterparty for the swap.
The Fund has recorded a liability of $0 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

131

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
December 31, 2025

Reference Entity	Strike	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value	Premiums Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
USD/MXN Volatility	12.00%	Bank of America Securities, Inc.	12/16/2026	Quarterly	$(1,273,704)	$0	$0	$0
USD/ZAR Volatility	10.95%	Goldman Sachs	04/30/2026	Quarterly	400,000	0	0	0
USD/BRL Volatility	15.30%	Bank of America Securities, Inc.	01/05/2026	Quarterly	(928,000)	0	0	0
USD/BRL Volatility	15.30%	Morgan Stanley	01/05/2026	Quarterly	(464,000)	(2)	0	(2)
Net Unrealized Appreciation (Depreciation)						$(2)	$0	$(2)

BRL – Brazilian Real
MXN – Mexican Peso
USD – United States Dollar
ZAR – South African Zand
The accompanying notes are an integral part of these financial statements.

132

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	FT Wilshire 5000 IndexSM Fund
ASSETS:
Investments in unaffiliated securities, at value	$257,569,261	$156,367,925	$21,976,241	$21,844,257	$293,905,120
Investments in affiliated securities, at value	7,680,646	4,795,884	—	—	—
Cash - interest bearing deposit account	12,850,840	8,338,945	501,861	340,744	1,199,310
Receivable for swap contracts	4,747,812	1,659,632	—	—	—
Receivable for investments sold	315,994	—	13,197	3,817	—
Receivable for fund shares sold	198,864	199,225	1,733	6,403	52,104
Interest receivable	163,610	105,585	904	626	3,550
Deposit at broker for future contracts	84,506	50,460	—	—	—
Dividends receivable	24,121	129,003	2,172	25,556	159,067
Dividend tax reclaims receivable	11,461	7,201	—	14	1,417
Variation margin on futures contracts	4,211	3,164	—	—	—
Security lending income receivable	92	3	57	65	345
Prepaid expenses and other assets	30,107	21,415	12,762	12,821	33,523
Total assets	283,681,525	171,678,442	22,508,927	22,234,303	295,354,436
LIABILITIES:
Payable for investments purchased	387,938	297,613	8,113	4,395	—
Payable to Adviser	170,864	104,455	1,009	3,009	25,139
Payable upon return of securities loaned	156,000	48,577	198,135	131,369	593,444
Payable for distribution and shareholder servicing fees	118,722	13,178	15,998	1,316	29,387
Payable for fund administration and accounting fees	47,378	37,670	12,044	14,999	63,605
Payable for capital shares redeemed	30,819	77,004	10,331	8,248	63,047
Payable for audit fees	22,000	22,000	20,000	20,000	20,000
Interest payable	3,571	698	5	22	—
Payable for expenses and other liabilities	30,139	23,919	13,951	14,989	36,125
Total liabilities	967,431	625,114	279,586	198,347	830,747
NET ASSETS	$ 282,714,094	$171,053,328	$22,229,341	$22,035,956	$294,523,689
Net Assets Consists of:
Paid-in capital	$155,741,981	$136,133,336	$17,868,744	$18,058,763	$54,754,312
Total distributable earnings	126,972,113	34,919,992	4,360,597	3,977,193	239,769,377
Total net assets	$ 282,714,094	$171,053,328	$22,229,341	$22,035,956	$294,523,689
Institutional Class
Net assets	$195,737,103	$167,092,588	$16,882,095	$17,373,963	$62,329,133
Shares issued and outstanding(a)	3,654,846	7,664,023	762,016	667,139	1,780,474
Net asset value per share	$53.56	$21.80	$22.15	$26.04	$35.01
Investment Class
Net assets	$86,976,991	$3,960,740	$5,347,246	$4,661,993	$232,194,556
Shares issued and outstanding(a)	2,104,285	178,427	292,393	184,301	6,643,035
Net asset value per share	$41.33	$22.20	$18.29	$25.30	$34.95
Cost:
Investments in unaffiliated securities, at cost	$138,419,874	$123,477,094	$17,621,806	$18,420,507	$56,229,175
Investments in affiliated securities, at cost	$7,767,943	$4,872,721	$—	$—	$—
Loaned Securities:
at value (included in investments)	$152,763	$46,497	$191,122	$126,042	$571,902

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

133

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value	$211,637,016	$170,876,895
Investments in affiliated securities, at value	5,843,214	6,639,201
Cash - interest bearing deposit account	11,505,359	5,814,506
Receivable for investments sold	—	3,011,091
Interest receivable	87,745	1,466,941
Deposit at broker for future contracts	74,188	1,126,076
Receivable for fund shares sold	346,448	507,506
Foreign currency, at value	143,327	440,651
Deposit at broker for swap contracts	—	296,727
Receivable for open forward currency contracts	—	201,064
Swap premiums paid	—	189,255
Dividends receivable	357,009	64,864
Receivable for swap contracts	8,380,679	9,854
Security lending income receivable	165	1,866
Dividend tax reclaims receivable	486,269	—
Variation margin on futures contracts	4,813	—
Prepaid expenses and other assets	29,554	15,480
Total assets	238,895,786	190,661,977
LIABILITIES:
Securities sold short, at value	—	2,764,016
Written option, at value	—	130,862
Payable upon return of securities loaned	80,766	625,970
Payable for investments purchased	4,194,652	521,841
Payable for open forward currency contracts	—	350,215
Payable for fund administration and accounting fees	60,840	104,707
Payable to Adviser	159,021	71,377
Variation margin on futures contracts	—	46,500
Payable for audit fees	26,703	38,617
Payable for swap contracts	—	33,034
Payable for capital shares redeemed	344,255	21,879
Payable for distribution and shareholder servicing fees	19,190	21,124
Interest payable	1,027	—
Payable for expenses and other liabilities	146,019	34,428
Total liabilities	5,032,473	4,764,570
NET ASSETS	$233,863,313	$ 185,897,407
Net Assets Consists of:
Paid-in capital	$177,207,275	$219,718,190
Total distributable earnings/(accumulated losses)	56,656,038	(33,820,783)
Total net assets	$233,863,313	$ 185,897,407
Institutional Class
Net assets	$233,124,305	$185,729,170
Shares issued and outstanding(a)	19,822,939	20,706,856
Net asset value per share	$11.76	$8.97
Investment Class
Net assets	$739,008	$168,237
Shares issued and outstanding(a)	61,529	18,507
Net asset value per share	$12.01	$9.09

The accompanying notes are an integral part of these financial statements.

134

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2025(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Cost:
Investments in unaffiliated securities, at cost	$161,697,948	$175,455,023
Investments in affiliated securities, at cost	$5,924,043	$7,071,017
Foreign currency, at cost	$135,818	$442,064
Proceeds:
Securities sold short proceeds	$—	$2,767,432
Written options premium received	$—	$81,540
Loaned Securities:
at value (included in investments)	$77,196	$611,340

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

135

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended December 31, 2025

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	FT Wilshire 5000 IndexSM Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$997,552	$2,697,392	$121,382	$469,285	$3,503,273
Dividend income from affiliated securities	480,341	313,122	—	—	—
Less: issuance fees	(706)	(9,736)	(177)	(1)	(77)
Less: dividend withholding taxes	(14,543)	(30,060)	(403)	(884)	(751)
Interest income	1,471,546	1,000,473	16,771	11,766	104,346
Securities lending income	351	312	799	2,583	21,319
Other income	(107)	(3)	(45)	117	696
Total investment income	2,934,434	3,971,500	138,327	482,866	3,628,806
EXPENSES:
Investment advisory fee	1,995,388	1,236,785	193,261	193,543	287,058
Shareholder service costs - Institutional Class	107,388	80,495	23,561	22,131	26,989
Shareholder service costs - Investment Class	105,190	2,716	3,645	5,025	159,238
Distribution expenses - Investment Class	200,430	9,803	13,378	11,495	456,378
Fund administration and accounting fees	194,880	150,531	47,616	59,272	257,126
Trustees’ fees	79,797	49,466	6,852	7,054	87,195
Transfer agent fees	40,175	30,879	23,119	22,761	42,452
Federal and state registration fees	37,128	35,723	33,652	33,827	36,923
Legal fees	34,921	22,625	3,616	3,701	38,922
Custodian fees	30,307	31,036	19,653	18,819	23,048
Audit fees	24,223	24,223	23,223	22,223	22,222
Reports to shareholders	14,561	13,455	15,757	8,209	14,504
Interest expense	9,679	1,399	209	405	2,963
Compliance fees	8,400	8,400	1,200	1,200	1,200
Other expenses and fees	25,999	17,432	4,416	4,194	28,135
Total expenses	2,908,466	1,714,968	413,158	413,859	1,484,353
Expense reimbursement by Adviser	(18,098)	(53,053)	(149,467)	(151,528)	—
Fees paid indirectly	(658)	(279)	(443)	(829)	—
Net expenses	2,889,710	1,661,636	263,248	261,502	1,484,353
Net investment income/(loss)	44,724	2,309,864	(124,921)	221,364	2,144,453
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	39,449,076	11,990,425	2,719,694	2,596,899	27,290,096
Investments in affiliated securities	—	12,786	—	—	—
Written options expired or closed	1,839	1,343	—	—	—
Futures contracts	(59,029)	(41,812)	—	—	—
Swap contracts	13,233,042	5,216,843	—	—	—
Long-term capital gain distribution from affiliated registered investment companies	82,211	49,588	—	—	3,769
Foreign currency translation	—	(1,106)	—	—	—
Net realized gain (loss)	52,707,139	17,228,067	2,719,694	2,596,899	27,293,865
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	11,359,686	7,402,270	(913,208)	(610,078)	14,956,888
Investments in affiliated securities	31,585	26,113	—	—	—
Future contracts	(31,008)	(24,258)	—	—	—
Swap contracts	(7,590,247)	(2,159,171)	—	—	—
Foreign currency translation	—	97	—	—	—
Net change in unrealized appreciation (depreciation)	3,770,016	5,245,051	(913,208)	(610,078)	14,956,888
Net realized and unrealized gain (loss)	56,477,155	22,473,118	1,806,486	1,986,821	42,250,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 56,521,879	$24,782,982	$1,681,565	$2,208,185	$44,395,206

The accompanying notes are an integral part of these financial statements.

136

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended December 31, 2025(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
INVESTMENT INCOME:
Dividend income from affiliated securities	$382,227	$404,672
Dividend income from unaffiliated securities	5,676,709	33,779
Less: dividend withholding taxes	(621,018)	(3,181)
Less: issuance fees	(2,179)	—
Interest income	1,327,282	10,291,241
Less: Interest withholding taxes	(69)	(28,442)
Securities lending income	4,278	7,077
Other income	92,768	4,960
Total investment income	6,859,998	10,710,106
EXPENSES:
Investment advisory fee	2,232,570	1,110,964
Fund administration and accounting fees	245,895	435,385
Shareholder service costs - Institutional Class	104,632	88,208
Shareholder service costs - Investment Class	1,235	242
Custodian fees	301,827	83,186
Trustees’ fees	65,536	55,715
Audit fees	48,314	39,145
Federal and state registration fees	37,102	35,250
Transfer agent fees	33,458	30,759
Legal fees	29,056	25,837
Reports to shareholders	11,107	10,688
Compliance fees	7,200	9,600
Distribution expenses - Investment Class	1,973	462
Interest expense	3,896	43
Other expenses and fees	21,484	21,059
Total expenses	3,145,285	1,946,543
Expense reimbursement by Adviser	(348,702)	(279,585)
Fees paid indirectly	(2,174)	—
Net expenses	2,794,409	1,666,958
Net investment income	4,065,589	9,043,148
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	25,668,677	(1,818,580)
Investments in affilitated securities	17,408	—
Written options expired or closed	1,760	184,120
Futures contracts	(50,146)	420,064
Forward currency contracts	—	52,142
Swap contracts	3,530,386	201,998
Other investments	—	2,006
Long-term capital gain distribution from affiliated registered investment companies	61,076	39,793
Foreign currency translation	(11,022)	22,266
Net realized gain (loss)	29,218,139	(896,191)

The accompanying notes are an integral part of these financial statements.

137

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended December 31, 2025(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$26,271,401	$6,192,007
Investments in affiliated securities	30,944	162,911
Written options	—	36,356
Securities sold short	—	3,416
Future contracts	(30,215)	(90,167)
Forward currency contracts	—	(1,048,733)
Swap contracts	5,439,336	(22,787)
Deferred foreign capital gains tax	(19,935)	—
Foreign currency translation	54,450	10,415
Net change in unrealized appreciation (depreciation)	31,745,981	5,243,418
Net realized and unrealized gain (loss)	60,964,120	4,347,227
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,029,709	$ 13,390,375

The accompanying notes are an integral part of these financial statements.

138

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets

	Large Company Growth Portfolio		Large Company Value Portfolio
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$44,724	$252,905	$2,309,864	$2,291,518
Net realized gain (loss)	52,707,139	36,821,481	17,228,067	13,967,658
Net change in unrealized appreciation (depreciation)	3,770,016	39,825,302	5,245,051	5,675,994
Net increase (decrease) in net assets from operations	56,521,879	76,899,688	24,782,982	21,935,170
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(33,184,603)	(17,999,831)	(17,261,214)	(13,082,872)
From earnings - Investment Class	(18,405,060)	(9,279,340)	(389,728)	(291,248)
Total distributions to shareholders	(51,589,663)	(27,279,171)	(17,650,942)	(13,374,120)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	40,972,296	8,755,400	19,505,797	6,148,831
Shares issued from reinvestment of distributions - Institutional Class	32,227,370	17,507,410	17,038,994	12,921,572
Shares redeemed - Institutional Class	(58,963,562)	(55,860,663)	(34,622,509)	(30,462,894)
Shares sold - Investment Class	1,869,150	459,954	13,130	136,885
Shares issued from reinvestment of distributions - Investment Class	17,917,497	9,022,114	324,914	239,715
Shares redeemed - Investment Class	(7,697,813)	(7,780,002)	(407,829)	(428,469)
Net increase (decrease) in net assets from capital transactions	26,324,938	(27,895,787)	1,852,497	(11,444,360)
Net increase (decrease) in net assets	31,257,154	21,724,730	8,984,537	(2,883,310)
NET ASSETS:
Beginning of the year	251,456,940	229,732,210	162,068,791	164,952,101
End of the year	$ 282,714,094	251,456,940	$171,053,328	$162,068,791
SHARES TRANSACTIONS
Shares sold - Institutional Class	781,143	172,717	885,619	284,013
Shares issued from reinvestment of distributions - Institutional Class	593,063	323,428	766,581	591,942
Shares redeemed - Institutional Class	(1,042,434)	(1,090,341)	(1,567,730)	(1,394,411)
Shares sold - Investment Class	38,194	10,500	591	6,673
Shares issued from reinvestment of distributions - Investment Class	427,727	205,562	14,424	10,859
Shares redeemed - Investment Class	(173,319)	(187,575)	(17,864)	(19,305)
Total increase (decrease) in shares outstanding	624,374	(565,709)	81,621	(520,229)

The accompanying notes are an integral part of these financial statements.

139

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	Small Company Growth Portfolio		Small Company Value Portfolio
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(124,921)	$(127,184)	$221,364	$226,697
Net realized gain (loss)	2,719,694	1,316,404	2,596,899	2,731,168
Net change in unrealized appreciation (depreciation)	(913,208)	(111,909)	(610,078)	(973,412)
Net increase (decrease) in net assets from operations	1,681,565	1,077,311	2,208,185	1,984,453
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	—	(1,802,377)	(1,766,089)
From earnings - Investment Class	—	—	(477,485)	(442,867)
Total distributions to shareholders	—	—	(2,279,862)	(2,208,956)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	1,404,511	1,003,060	1,287,063	1,062,053
Shares issued from reinvestment of distributions - Institutional Class	—	—	1,777,472	1,738,119
Shares redeemed - Institutional Class	(4,833,294)	(2,490,832)	(5,697,733)	(3,221,189)
Shares sold - Investment Class	52,798	61,500	13,201	17,734
Shares issued from reinvestment of distributions - Investment Class	—	—	467,852	438,236
Shares redeemed - Investment Class	(762,504)	(641,399)	(845,145)	(868,515)
Net increase (decrease) in net assets from capital transactions	(4,138,489)	(2,067,671)	(2,997,290)	(833,562)
Net increase (decrease) in net assets	(2,456,924)	(990,360)	(3,068,967)	(1,058,065)
NET ASSETS:
Beginning of the year	24,686,265	25,676,625	25,104,923	26,162,988
End of the year	$ 22,229,341	$24,686,265	$22,035,956	$25,104,923
SHARES TRANSACTIONS
Shares sold - Institutional Class	68,890	50,013	49,392	38,910
Shares issued from reinvestment of distributions - Institutional Class	—	—	65,767	62,409
Shares redeemed - Institutional Class	(235,809)	(124,665)	(214,956)	(118,640)
Shares sold - Investment Class	3,330	3,736	533	680
Shares issued from reinvestment of distributions - Investment Class	—	—	17,888	16,205
Shares redeemed - Investment Class	(44,513)	(39,383)	(34,419)	(32,294)
Total increase (decrease) in shares outstanding	(208,102)	(110,299)	(115,795)	(32,730)

The accompanying notes are an integral part of these financial statements.

140

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	FT Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$2,144,453	$2,379,585	$4,065,589	$4,284,666
Net realized gain (loss)	27,293,865	5,302,923	29,218,139	15,412,339
Net change in unrealized appreciation (depreciation)	14,956,888	46,154,136	31,745,981	(5,535,614)
Net increase (decrease) in net assets from operations	44,395,206	53,836,644	65,029,709	14,161,391
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(5,380,789)	(1,734,011)	(27,843,330)	(24,115,464)
From earnings - Investment Class	(19,505,186)	(6,201,954)	(85,422)	(76,123)
Total distributions to shareholders	(24,885,975)	(7,935,965)	(27,928,752)	(24,191,587)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	3,384,632	4,113,047	25,960,332	11,345,138
Shares issued from reinvestment of distributions - Institutional Class	4,694,089	1,325,071	27,485,449	23,817,577
Shares redeemed - Institutional Class	(7,952,588)	(5,351,371)	(64,646,649)	(38,356,380)
Redemption fees - Institutional Class	—	—	1,755	854
Shares sold - Investment Class	8,185,268	9,151,479	113,015	129,900
Shares issued from reinvestment of distributions - Investment Class	18,430,071	5,917,370	79,132	64,338
Shares redeemed - Investment Class	(36,507,625)	(16,786,161)	(297,946)	(239,881)
Redemption fees - Investment Class	—	—	7	3
Net increase (decrease) in net assets from capital transactions	(9,766,153)	(1,640,565)	(11,304,905)	(3,238,451)
Net increase (decrease) in net assets	9,743,078	44,260,114	25,796,052	(13,268,647)
NET ASSETS:
Beginning of the year	284,780,611	240,520,497	208,067,261	221,335,908
End of the year	$ 294,523,689	$284,780,611	$ 233,863,313	$208,067,261
SHARES TRANSACTIONS
Shares sold - Institutional Class	97,724	134,167	2,269,706	1,035,775
Shares issued from reinvestment of distributions - Institutional Class	131,507	38,930	2,298,965	2,275,658
Shares redeemed - Institutional Class	(231,700)	(173,261)	(5,635,112)	(3,447,584)
Shares sold - Investment Class	242,727	295,344	10,689	11,351
Shares issued from reinvestment of distributions - Investment Class	518,196	174,544	6,493	6,041
Shares redeemed - Investment Class	(1,036,795)	(542,526)	(24,067)	(21,903)
Total increase (decrease) in shares outstanding	(278,341)	(72,802)	(1,073,326)	(140,662)

The accompanying notes are an integral part of these financial statements.

141

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	Wilshire Income Opportunities Fund
	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$9,043,148	$9,125,564
Net realized gain (loss)	(896,191)	(5,941,440)
Net change in unrealized appreciation (depreciation)	5,243,418	4,293,211
Net increase (decrease) in net assets from operations	13,390,375	7,477,335
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(8,823,098)	(9,241,555)
From earnings - Investment Class	(8,202)	(8,769)
Total distributions to shareholders	(8,831,300)	(9,250,324)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	16,068,447	14,637,302
Shares issued from reinvestment of distributions - Institutional Class	8,685,412	9,129,071
Shares redeemed - Institutional Class	(41,424,349)	(26,268,818)
Shares sold - Investment Class	4,050	17,000
Shares issued from reinvestment of distributions - Investment Class	7,590	8,032
Shares redeemed - Investment Class	(58,284)	(18,029)
Net increase (decrease) in net assets from capital transactions	(16,717,134)	(2,495,442)
Net increase (decrease) in net assets	(12,158,059)	(4,268,431)
NET ASSETS:
Beginning of the year	198,055,466	202,323,897
End of the year	$185,897,407	$198,055,466
SHARES TRANSACTIONS
Shares sold - Institutional Class	1,792,437	1,658,689
Shares issued from reinvestment of distributions - Institutional Class	973,486	1,035,427
Shares redeemed - Institutional Class	(4,646,998)	(2,963,687)
Shares sold - Investment Class	452	1,899
Shares issued from reinvestment of distributions - Investment Class	840	899
Shares redeemed - Investment Class	(6,479)	(2,026)
Total increase (decrease) in shares outstanding	(1,886,262)	(268,799)

The accompanying notes are an integral part of these financial statements.

142

LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$52.47	$42.55	$30.43	$51.72	$50.18
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.10	0.12	0.07	(0.12)
Net realized and unrealized gain (loss) on investments(b)	11.81	15.58	12.13	(16.06)	11.72
Total from investment operations	11.87	15.68	12.25	(15.99)	11.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.02)	(0.13)	(0.04)	—
Net realized gains	(10.71)	(5.74)	—	(5.26)	(10.06)
Total distributions	(10.78)	(5.76)	(0.13)	(5.30)	(10.06)
Net asset value, end of year	$53.56	$52.47	$42.55	$30.43	$51.72
Total return	22.36%	36.43%	40.24%	−31.53%	23.42%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$195,737	$174,365	$166,663	$147,922	$208,370
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment and fees paid indirectly	1.00%	1.00%	1.01%	1.00%	0.97%
After expense reimbursement/ recoupment and fees paid indirectly	0.99%	1.00%	1.00%	1.00%	0.97%
Ratio of net investment income (loss) to average net assets	0.11%	0.19%	0.33%	0.17%	(0.22)%
Portfolio turnover rate	104%	66%	66%	75%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

143

LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$42.55	$35.37	$25.32	$44.34	$44.34
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.09)	(0.05)	0.01	(0.05)	(0.27)
Net realized and unrealized gain (loss) on investments(b)	9.58	12.97	10.07	(13.71)	10.33
Total from investment operations	9.49	12.92	10.08	(13.76)	10.06
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.03)	—	—
Net realized gains	(10.71)	(5.74)	—	(5.26)	(10.06)
Total distributions	(10.71)	(5.74)	(0.03)	(5.26)	(10.06)
Net asset value, end of year	$41.33	$42.55	$35.37	$25.32	$44.34
Total return	21.97%	36.02%	39.81%	−31.74%	23.03%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$86,977	$77,092	$63,069	$51,110	$86,217
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.32%	1.32%	1.33%	1.31%	1.30%
After expense reimbursement/recoupment and fees paid indirectly	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.20)%	(0.11)%	0.03%	(0.15)%	(0.55)%
Portfolio turnover rate	104%	66%	66%	75%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

144

LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.88	$19.91	$17.66	$22.29	$19.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.30	0.26	0.18	0.13
Net realized and unrealized gain (loss) on investments(b)	3.05	2.50	2.60	(2.80)	5.14
Total from investment operations	3.36	2.80	2.86	(2.62)	5.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.30)	(0.17)	(0.27)	(0.32)
Net realized gains	(2.14)	(1.53)	(0.44)	(1.74)	(2.22)
Total distributions	(2.44)	(1.83)	(0.61)	(2.01)	(2.54)
Net asset value, end of year	$21.80	$20.88	$19.91	$17.66	$22.29
Total return	16.03%	13.75%	16.27%	−11.97%	27.26%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$167,093	$158,232	$161,269	$165,710	$223,288
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.03%	1.03%	1.05%	1.02%	0.99%
After expense reimbursement/recoupment and fees paid indirectly	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets	1.41%	1.36%	1.38%	0.92%	0.57%
Portfolio turnover rate	51%	38%	50%	38%	87%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

145

LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.17	$20.12	$17.84	$22.29	$19.75
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.23	0.20	0.12	0.05
Net realized and unrealized gain (loss) on investments(b)	3.09	2.52	2.64	(2.62)	4.99
Total from investment operations	3.34	2.75	2.84	(2.50)	5.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.17)	(0.12)	(0.21)	(0.28)
Net realized gains	(2.14)	(1.53)	(0.44)	(1.74)	(2.22)
Total distributions	(2.31)	(1.70)	(0.56)	(1.95)	(2.50)
Net asset value, end of year	$22.20	$21.17	$20.12	$17.84	$22.29
Total return	15.73%	13.37%	15.96%	−11.46%	25.82%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$3,961	$3,837	$3,683	$4,029	$6,068
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.30%	1.31%	1.32%	1.29%	1.32%
After expense reimbursement/recoupment and fees paid indirectly	1.29%	1.30%	1.30%	1.29%	1.32%
Ratio of net investment income (loss) to average net assets	1.11%	1.07%	1.07%	0.62%	0.24%
Portfolio turnover rate	51%	38%	50%	38%	87%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

146

SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.49	$19.60	$16.58	$29.12	$34.40
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.09)	(0.08)	(0.11)	(0.24)
Net realized and unrealized gain (loss) on investments(b)	1.76	0.98	3.10	(8.90)	4.57
Total from investment operations	1.66	0.89	3.02	(9.01)	4.33
Net realized gains	—	—	—	(3.53)	(9.61)
Total distributions	—	—	—	(3.53)	(9.61)
Net asset value, end of year	$22.15	$20.49	$19.60	$16.58	$29.12
Total return	8.10%	4.54%	18.21%	−31.42%	13.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$16,882	$19,031	$19,672	$16,545	$28,146
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.77%	1.67%	1.64%	1.67%	1.38%
After expense reimbursement/recoupment and fees paid indirectly	1.10%	1.10%	1.10%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets	(0.49)%	(0.45)%	(0.44)%	(0.48)%	(0.64)%
Portfolio turnover rate	121%	63%	81%	57%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

147

SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$16.95	$16.26	$13.79	$25.11	$30.94
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.12)	(0.10)	(0.14)	(0.29)
Net realized and unrealized gain (loss) on investments(b)	1.47	0.81	2.57	(7.65)	4.07
Total from investment operations	1.34	0.69	2.47	(7.79)	3.78
Net realized gains	—	—	—	(3.53)	(9.61)
Total distributions	—	—	—	(3.53)	(9.61)
Net asset value, end of year	$18.29	$16.95	$16.26	$13.79	$25.11
Total return	7.91%	4.24%	17.91%	−31.59%	13.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,347	$5,655	$6,004	$5,938	$10,817
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.96%	1.87%	1.67%	1.87%	1.63%
After expense reimbursement/recoupment and fees paid indirectly	1.35%	1.35%	1.35%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets	(0.74)%	(0.70)%	(0.70)%	(0.74)%	(0.88)%
Portfolio turnover rate	121%	63%	81%	57%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

148

SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$26.11	$26.33	$23.32	$28.78	$21.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.25	0.29	0.23	0.13
Net realized and unrealized gain (loss) on investments(b)	2.58	1.96	3.78	(3.09)	7.00
Total from investment operations	2.85	2.21	4.07	(2.86)	7.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.43)	(0.10)	(0.25)	(0.32)
Net realized gains	(2.61)	(2.00)	(0.96)	(2.35)	(0.02)
Total distributions	(2.92)	(2.43)	(1.06)	(2.60)	(0.34)
Net asset value, end of year	$26.04	$26.11	$26.33	$23.32	$28.78
Total return	10.60%	7.93%	17.62%	−10.13%	32.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$17,374	$20,024	$20,646	$19,273	$30,347
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.77%	1.70%	1.72%	1.60%	1.46%
After expense reimbursement/recoupment and fees paid indirectly	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	1.02%	0.93%	1.19%	0.96%	0.49%
Portfolio turnover rate	63%	53%	65%	52%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

149

SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.37	$25.57	$22.69	$28.06	$21.45
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.18	0.22	0.17	0.07
Net realized and unrealized gain (loss) on investments(b)	2.50	1.91	3.66	(3.01)	6.80
Total from investment operations	2.70	2.09	3.88	(2.84)	6.87
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.29)	(0.04)	(0.18)	(0.24)
Net realized gains	(2.61)	(2.00)	(0.96)	(2.35)	(0.02)
Total distributions	(2.77)	(2.29)	(1.00)	(2.53)	(0.26)
Net asset value, end of year	$25.30	$25.37	$25.57	$22.69	$28.06
Total return	10.35%	7.70%	17.29%	−10.33%	32.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,662	$5,081	$5,517	$5,189	$6,751
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	2.01%	1.95%	1.97%	1.89%	1.75%
After expense reimbursement/recoupment and fees paid indirectly	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.77%	0.68%	0.93%	0.66%	0.28%
Portfolio turnover rate	63%	53%	65%	52%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

150

FT WILSHIRE 5000 INDEXSM FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$32.76	$27.43	$22.69	$29.42	$25.15
INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.33	0.33	0.30	0.29
Net realized and unrealized gain (loss) on investments(b)	5.14	5.98	5.38	(5.81)	6.17
Total from investment operations	5.46	6.31	5.71	(5.51)	6.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.33)	(0.34)	(0.30)	(0.28)
Net realized gains	(2.89)	(0.65)	(0.63)	(0.92)	(1.91)
Total distributions	(3.21)	(0.98)	(0.97)	(1.22)	(2.19)
Net asset value, end of year	$35.01	$32.76	$27.43	$22.69	$29.42
Total return	16.56%	22.91%	25.21%	−18.83%	25.85%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$62,329	$58,406	$48,913	$42,372	$56,073
Ratio of expenses to average net assets	0.34%	0.33%	0.35%	0.35%	0.31%
Ratio of net investment income (loss) to average net assets	0.92%	1.07%	1.31%	1.17%	1.02%
Portfolio turnover rate	5%	2%	5%	21%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

151

FT WILSHIRE 5000 INDEXSM FUND
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$32.72	$27.41	$22.68	$29.40	$25.14
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.26	0.27	0.25	0.23
Net realized and unrealized gain (loss) on investments(b)	5.12	5.96	5.37	(5.80)	6.16
Total from investment operations	5.36	6.22	5.64	(5.55)	6.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.26)	(0.28)	(0.25)	(0.22)
Net realized gains	(2.89)	(0.65)	(0.63)	(0.92)	(1.91)
Total distributions	(3.13)	(0.91)	(0.91)	(1.17)	(2.13)
Net asset value, end of year	$34.95	$32.72	$27.41	$22.68	$29.40
Total return	16.29%	22.60%	24.92%	−18.98%	25.59%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$232,195	$226,375	$191,607	$157,124	$202,121
Ratio of expenses to average net assets	0.56%	0.56%	0.59%	0.57%	0.52%
Ratio of net investment income (loss) to average net assets	0.70%	0.84%	1.08%	0.98%	0.81%
Portfolio turnover rate	5%	2%	5%	21%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

152

WILSHIRE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.93	$10.49	$9.25	$11.47	$12.20
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.22	0.18	0.15	0.12
Net realized and unrealized gain (loss) on investments(b)	3.15	0.48	1.43	(2.28)	1.39
Total from investment operations	3.36	0.70	1.61	(2.13)	1.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.46)	(0.31)	—	(0.39)
Net realized gains	(1.16)	(0.80)	(0.06)	(0.09)	(1.85)
Total distributions	(1.53)	(1.26)	(0.37)	(0.09)	(2.24)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$11.76	$9.93	$10.49	$9.25	$11.47
Total return	33.93%	6.29%	17.34%	−18.63%	12.78%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$233,124	$207,375	$220,560	$220,963	$295,154
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.41%	1.40%	1.43%	1.40%	1.38%
After expense reimbursement/recoupment and fees paid indirectly	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	1.81%	1.93%	1.76%	1.57%	0.90%
Portfolio turnover rate	54%	49%	55%	48%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

153

WILSHIRE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.11	$10.64	$9.36	$11.64	$12.38
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.18	0.16	0.13	0.09
Net realized and unrealized gain (loss) on investments(b)	3.20	0.49	1.44	(2.32)	1.41
Total from investment operations	3.40	0.67	1.60	(2.19)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.40)	(0.26)	(0.00)(c)	(0.39)
Net realized gains	(1.16)	(0.80)	(0.06)	(0.09)	(1.85)
Total distributions	(1.50)	(1.20)	(0.32)	(0.09)	(2.24)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$12.01	$10.11	$10.64	$9.36	$11.64
Total return	33.71%	5.93%	17.12%	−18.88%	12.48%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$739	$692	$776	$1,037	$3,269
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.76%	1.76%	1.77%	1.75%	1.76%
After expense reimbursement/recoupment and fees paid indirectly	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	1.65%	1.63%	1.53%	1.36%	0.65%
Portfolio turnover rate	54%	49%	55%	48%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

154

WILSHIRE INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.76	$8.84	$8.58	$9.99	$10.33
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.40	0.38	0.31	0.28
Net realized and unrealized gain (loss) on investments(b)	0.20	(0.07)	0.18	(1.40)	(0.22)
Total from investment operations	0.64	0.33	0.56	(1.09)	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.41)	(0.30)	(0.32)	(0.31)
Net realized gains	—	—	—	—	(0.09)
Total distributions	(0.43)	(0.41)	(0.30)	(0.32)	(0.31)
Net asset value, end of year	$8.97	$8.76	$8.84	$8.58	$9.99
Total return	7.47%	3.80%	6.61%	−10.91%	0.63%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$185,729	$197,845	$202,119	$232,704	$301,210
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.05%	1.03%	1.05%	0.96%	0.92%
After expense reimbursement/recoupment and fees paid indirectly	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	4.88%	4.56%	4.43%	3.37%	2.75%
Portfolio turnover rate	67%	94%	66%	78%	109%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

155

WILSHIRE INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.87	$8.95	$8.66	$10.08	$10.39
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.39	0.36	0.27	0.26
Net realized and unrealized gain (loss) on investments(b)	0.21	(0.08)	0.18	(1.40)	(0.22)
Total from investment operations	0.63	0.31	0.54	(1.13)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.39)	(0.25)	(0.29)	(0.26)
Net realized gains	—	—	—	(0.00)(c)	(0.09)
Total distributions	(0.41)	(0.39)	(0.25)	(0.29)	(0.35)
Net asset value, end of year	$9.09	$8.87	$8.95	$8.66	$10.08
Total return	7.18%	3.50%	6.34%	−11.18%	0.40%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$168	$210	$205	$516	$2,136
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and fees paid indirectly	1.38%	1.41%	1.41%	1.32%	1.31%
After expense reimbursement/recoupment and fees paid indirectly	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	4.64%	4.31%	4.12%	2.95%	2.49%
Portfolio turnover rate	67%	94%	66%	78%	109%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

156

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025
1. Organization
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Large Company Growth Portfolio is an open-end non-diversified investment company. The Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are open-end diversified investment companies. The Company accounts separately for the assets, liabilities and operations of each Portfolio.
The investment objective of Large Company Growth Portfolio is to seek capital appreciation.
The investment objective of Large Company Value Portfolio is to seek capital appreciation.
The investment objective of Small Company Growth Portfolio is to seek capital appreciation.
The investment objective of Small Company Value Portfolio is to seek capital appreciation.
The investment objective of FT Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the FT Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.
The investment objective of Wilshire International Equity Fund is to seek capital appreciation.
The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.
Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of such Portfolio. Each class of shares differs with respect to its service and distribution expenses.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The end of the reporting period for the Portfolios is December 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2025 (the “current fiscal period”).
Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.
Security valuation – Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for

157

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.
Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the current fiscal period, there have been no significant changes to the Portfolios’ fair value methodologies.

158

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
The following is a summary of the inputs used to value the Portfolios’ investments as of the end of the current fiscal period:
Large Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$235,030,011	$—	$—	$235,030,011
Collateralized Mortage Obligations	—	8,222,770	—	8,222,770
Corporate Bonds	—	5,627,524	—	5,627,524
Registered Affiliated Investment Companies	7,680,646	—	—	7,680,646
Collateralized Loan Obligations	—	3,890,427	—	3,890,427
Asset-Backed Securities	—	3,621,097	—	3,621,097
U.S. Treasury Securities	—	902,090	—	902,090
Mortgage-Backed Securities	—	275,342	—	275,342
Right .	—	—	—(a)	—(a)
Total	$242,710,657	$22,539,250	$—(a)	$265,249,907
Other Financial Instruments*
Assets
Total Return Swap	$—	$4,747,812	$—	$4,747,812
Futures Contracts	16,980	—	—	16,980
Total Assets	$16,980	$4,747,812	$—	$4,764,792
Liabilities
Futures	$(5,925)	$—	$—	$(5,925)
Total Liabilities	$(5,925)	$—	$—	$(5,925)

Large Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$140,647,234	$—	$—	$140,647,234
Registered Affiliated Investment Companies	4,795,884	—	—	4,795,884
Collateralized Mortgage Obligations	—	5,314,943	—	5,314,943
Corporate Bonds	—	3,866,577	—	3,866,577
Collateralized Loan Obligations	—	3,106,484	—	3,106,484
Real Estate Invesment Trusts	675,821	—	—	675,821
Asset-Backed Securities	—	2,324,938	—	2,324,938
U.S. Treasury Securities	—	431,928	—	431,928
Total	$146,118,939	$15,044,870	$—	$161,163,809
Other Financial Instruments*
Assets
Total Return Swaps	$—	$1,659,632	$—	$1,659,632
Futures	10,241	—	—	10,241
Total Assets	$10,241	$1,659,632	$—	$1,669,873
Liabilities
Futures	$(2,642)	$—	$—	$(2,624)
Total Liabilities	$(2,642)	$—	$—	$(2,642)

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December 31, 2025(Continued)
Small Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,886,049	$—	$—(a)	$21,886,049
Real Estate Investment Trusts - Common	90,192	—	—	90,192
Rights	—	—	—(a)	—(a)
Total Investments	$21,976,241	$—	$—(a)	$21,976,241

Small Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,423,915	$—	$—	$20,423,915
Real Estate Investment Trusts	1,420,342	—	—	1,420,342
Rights	—	—	—(a)	—(a)
Total	$21,844,257	$—	$—(a)	$21,844,257

FT Wilshire 5000 IndexSM Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$287,628,981	$—	$—(a)	$287,628,981
Real Estate Investment Trusts	6,275,617	—	—	6,275,617
Closed-End Funds	522	—	—	522
Rights	—	—	—(a)	—(a)
Warrants	—(a)	—	—	—(a)
Escrow Notes	—	—	—(a)	—(a)
Total	$293,905,120	$—	$—(a)	$293,905,120

Wilshire International Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,774,334	$148,096,997	$—(a)	$186,871,331
Collateralized Mortgage Obligations	—	7,470,640	—	7,470,640
Registered Affiliated Investment Companies	5,843,214	—	—	5,843,214
Corporate Bonds	—	5,082,611	—	5,082,611
Asset-Backed Securities	—	3,156,305	—	3,156,305
Collateralized Loan Obligations	—	4,030,365	—	4,030,365
Real Estate Investment Trusts	128,702	1,847,555	—	1,976,257
Preferred Stocks	1,772,534	240,995	—(a)	2,013,529
U.S. Treasury Securities	—	1,035,978	—	1,035,978
Total	$46,518,784	$170,961,446	$—(a)	$217,480,230
Other Financial Instruments*
Asset
Total Return Swaps	$—	$8,380,679	$—	$8,380,679
Futures	16,592	—	—	16,592
Total Assets	$16,592	$8,380,679	$—	$8,397,271

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December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Futures	$(3,908)	$—	$—	$(3,908)
Total Liabilities	$(3,908)	$—	$—	$(3,908)

Wilshire Income Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Corporate Bonds	$—	$54,704,336	$2,233	$54,706,569
Collateralized Mortgage Obligations	—	49,622,295	—	49,622,295
Asset-Backed Securities	—	12,894,175	—	12,894,175
U.S. Treasury Securities	—	12,748,568	—	12,748,568
Bank Loans	—	12,031,249	—	12,031,249
Foreign Government Debt Obligations	—	11,648,264	—	11,648,264
Registered Affiliated Investment Companies	6,639,201	—	—	6,639,201
Collateralized Loan Obligations	—	6,265,993	—	6,265,993
Foreign Government Agency Issues	—	2,046,054	—	2,046,054
Preferred Stocks	1,545,165	—	—	1,545,165
Convertible Preferred Stocks	1,238,475	—	—	1,238,475
Convertible Bonds	—	1,132,162	—	1,132,162
Purchased Options	—	17,532	—	17,532
Common Stocks	—	—	6,452	6,452
U.S. Treasury Bills	—	4,973,942	—	4,973,942
Total	$9,422,841	$168,084,570	$8,685	$177,516,096
Other Financial Instruments*
Forward Currency Contracts	$—	$201,064	$—	$201,064
Credit Default Swaps	—	9,854	—	9,854
Futures Contracts	85,421	—	—	85,421
Interest Rate Swaps	—	—(a)	—	—(a)
Volatility Swaps	—	—(a)	—	—(a)
Total Assets	$85,421	$210,918	$—	$296,339
Liabilities
Investments
Collateralized Mortgage Obligations	$—	$(2,764,016)	$—	$(2,764,016)
Written Options	—	(130,862)	—	(130,862)
Total Investments	$—	$(2,894,878)	$—	$(2,894,878)
Other Financial Instruments*
Forward Currency Contracts	$—	$(350,215)	$—	$(350,215)
Credit Default Swaps	—	(32,914)	—	(32,914)
Futures Contracts	(76,140)	—	—	(76,140)
Interest Rate Swaps	—	(118)	—	(118)
Volatility Swaps	—	(2)	—	(2)
Total Other Financial Instruments	$(76,140)	$(383,249)	$—	$(459,389)

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
*
Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(a)	Amount is less than $0.50.
Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the end of the current fiscal period. Large Company Growth Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Small Company Value Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. FT Wilshire 5000 IndexSM Fund held common stocks, rights, and escrow notes that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. Wilshire Income Opportunities Fund held corporate bonds and common stocks that were measured at fair vale on a recurring basis using significant unobservable inputs (Level 3) totaling $2,233 and $6,452, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.
Russian and Ukraine Securities – The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as Cash and cash equivalents on the Statements of Assets and Liabilities. The Portfolios maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes a covered call or put option, an amount equal to the premium received is included as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.

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December 31, 2025(Continued)
Total Return Swaps – The Large Company Growth Portfolio, Large Company Value Portfolio, and the Wilshire International Equity Fund enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). A party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. For financial reporting purposes, the unrealized value of such swaps is netted and displayed on the Statements of Assets and Liabilities. Cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. The Portfolios use swaps to gain equity exposure of the underlying index.
Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The value of fixed-rate bonds held by the Portfolio may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gain (loss) on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an unrealized gain (loss) on swap contracts on the Statements of Operations.
Credit Default Swaps – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of their portfolios, as a duration management technique and to protect against any increase in the price of securities the Portfolios anticipate purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Portfolios are selling protection, the notional amount approximates the maximum loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Swap Contracts on the Statements of Assets and Liabilities.
Futures Contracts – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund held futures contracts. They may use futures contracts to gain exposure or to hedge asset classes such as currencies and fixed income. These Portfolios may use futures contacts as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns and/or assist in managing cash. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. Variation margin is typically settled daily. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin deposits for futures contracts on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.
Investment transactions and investment income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates. Settlement on bank loan transactions may be in excess of seven business days.
Foreign taxes – The Portfolios may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sale proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holdings periods of the securities.
Mortgage, asset-backed and collateralized loan securities – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities, including collateralized loan obligations (“CLOs”), which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolios’ return and result in losses to the Portfolios if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.
Investments in CLOs may be subject to certain tax provisions that could result in the Portfolios incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses a Portfolio experiences with respect to its CLO investments may be an indication of future realized losses.
Stripped Mortgage-Backed Securities (“SMBS”) – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other

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Notes to Financial Statements
December 31, 2025(Continued)
types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.
Loan participations and assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations. The Portfolio currently holds $0 in unfunded loan commitments.
Foreign currency transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
•	fair value of investment securities, other assets and liabilities at the daily rates of exchange and
•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.
The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Foreign currency transactions are related to gains and losses between trade and settlement dates on currency transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.
Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.
Centrally Cleared Swaps – For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as variation margin at the broker and may be recorded as unrealized appreciation or depreciations and included in “Deposits with broker for swap contracts” on the Statements of Assets and Liabilities. Because the Portfolio’s margin does not leave the brokerage account until recalled, centrally cleared swaps are shown at unrealized appreciation (depreciation) on swap contracts, which closely approximates the accumulated variation margin. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. Customer Account Agreements

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
(“CAA”) and related addendums governing the Company’s cleared swap transactions do not provide the Company with legal right of set off and are not associated with a master netting agreement.
Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund have entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolios to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolios may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolios. For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.
The following table presents, by derivative type, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund’s financial derivative instruments net of the related collateral pledged by counterparty at the end of the current fiscal period:

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Growth Portfolio
Description/Counterparty
Total Return Swaps
Morgan Stanley	$4,747,812	$—	$4,747,812	$—	$—	$4,747,812

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Value Portfolio
Description/Counterparty
Total Return Swaps
Morgan Stanley	$1,659,632	$—	$1,659,632	$—	$—	$1,659,632

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire International Equity Fund
Description/Counterparty
Total Return Swaps
Morgan Stanley	$5,684,284	$—	$5,684,284	$—	$—	$5,684,284
Goldman Sachs	2,696,395	—	2,696,395	—	—	2,696,395
	$8,380,679	$—	$8,380,679	$—-	$—	$8,380,679

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire Income Opportunities Fund
Description/Counterparty
Forward Foreign Currency Contracts
ANZ Securities, Inc.	$17,081	$—	$17,081	$(7,441)	$—	$9,640
Bank of America	7,047	—	7,047	(137)	—	6,910
Barclays Capital, Inc.	15,106	—	15,106	(15,106)	—	—
BNP Paribas Brokerage Services, Inc.	925	—	925	—	—	925
BNY Mellon Capital Markets LLC	46,064	—	46,064	(7,609)	—	38,455
Citigroup Global Markets, Inc.	21,053	—	21,053	(15,137)	—	5,916
Goldman Sachs	11,931	—	11,931	(11,931)	—	—
J.P. Morgan Securities, Inc.	31,309	—	31,309	(17,890)	—	13,419
Morgan Stanley	15	—	15	(15)	—	—
Royal Bank of Canada	26,573	—	26,573	(14,300)	—	12,273
Standard Chartered Securities N.A.	13,632	—	13,632	(13,632)	—	—
UBS AG	10,328	—	10,328	(10,328)	—	—
Total Forward Foreign Currency Contracts	201,064	—	201,064	(113,526)	—	87,538
Purchased Options
Barclays Capital, Inc.	$13,212	$—	$13,212	$—	$—	$13,212
J.P. Morgan Securities, Inc.	4,102	—	4,102	(4,102)	—	—
Morgan Stanley	218	—	218	(218)	—	—
Total Purchased Options	17,532	—	17,532	(4,320)	—	13,212
	$218,596	$—	$218,596	$(117,846)	$—	$100,750

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description/Counterparty
Forward Foreign Currency Contracts
ANZ Securities, Inc.	$7,441	—	$7,441	$(7,441)	$—	$—
Bank of America	137	—	137	(137)	—	—
Barclays Capital, Inc.	68,258	—	68,258	(15,106)	—	53,152
BNY Mellon Capital Markets LLC	7,609	—	7,609	(7,609)	—	—
Citigroup Global Markets, Inc.	15,137	—	15,137	(15,137)	—	—
Goldman Sachs	156,602	—	156,602	(11,931)	—	144,671
HSBC Bank	655	—	655	—	—	655
J.P. Morgan Securities, Inc.	17,890	—	17,890	(17,890)	—	—
Morgan Stanley	12,172	—	12,172	(15)	—	12,157
Royal Bank of Canada	14,300	—	14,300	(14,300)	—	—
Standard Chartered Securities N.A.	19,890	—	19,890	(13,632)	—	6,258
State Street Bank & Trust Co.	17,585	—	17,585	—	—	17,585
UBS AG	12,523	—	12,523	(10,328)	—	2,195
Wells Fargo	16	—	16	—	—	16
Total Forward Foreign Currency Contracts	350,215	—	350,215	(113,526)	—	236,689
Written Options
Deutsche Bank	10,698	—	10,698	—	—	10,698
Goldman Sachs	8,385	—	8,385	—	—	8,385
J.P. Morgan Securities, Inc.	47,391	—	47,391	(4,102)	—	43,289
Morgan Stanley	17,036	—	17,036	(218)	—	16,818
Nomura Global Financial Inc.	8,463	—	8,463	—	—	8,463
UBS AG	38,889	—	38,889	—	—	38,889
Total Written Options	130,862	—	130,862	(4,320)	—	126,542
	$481,077	$—	$481,077	$(117,846)	$—	$363,231

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 8 for collateral related to securities on loan.
Expense policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of a Portfolio other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.
Expenses that are attributable to both the Company and the Wilshire Variable Insurance Trust (an affiliated registered investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of each Class of each Portfolio’s shares.

168

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
Master Limited Partnerships (“MLPs”) – Each Portfolio may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.
Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid at least once a year. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least once a year. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.
Redemption fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the year ended December 31, 2024 and December 31, 2025, Wilshire International Equity Fund collected $1,762 and $857, respectively, in redemption fees.
New Accounting Pronouncements and Other Regulatory Matters – In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has concluded there is no material impact to the Funds’ financial statements.
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2025. Management has concluded there is no material impact to the Funds’ financial statements.
3. Investment Adviser and Other Service Providers
Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees, computed daily and paid monthly, of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for each of Large Company Growth Portfolio and Large Company Value Portfolio; 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for each of Small Company Growth Portfolio and Small Company Value Portfolio; 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for FT Wilshire 5000 IndexSM Fund; 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund; and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
The Adviser has entered into expense limitation agreements with Large Company Growth Portfolio and Large Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.30% and 1.00% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreements with Small Company Growth Portfolio and Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2026. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the day on which it reduced its fees or reimbursed expenses if the recoupment does not cause a Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement.
During the current fiscal period, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fee Reductions/ Reimbursements	Fees Recouped
Large Company Growth Portfolio	$18,098	$—
Large Company Value Portfolio	53,053	—
Small Company Growth Portfolio	149,467	—
Small Company Value Portfolio	151,528	—
Wilshire International Equity Fund	348,702	—
Wilshire Income Opportunities Fund	279,585	—

As of the end of the current fiscal period, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are $74,175, $184,724, $423,980, $466,389, $1,054,474, and $846,935, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

Portfolio	December 31,
	2026	2027	2028
Large Company Growth Portfolio	$37,477	$18,600	$18,098
Large Company Value Portfolio	78,058	53,613	53,053
Small Company Growth Portfolio	134,112	140,401	149,467
Small Company Value Portfolio	159,538	155,323	151,528
Wilshire International Equity Fund	381,711	324,061	348,702
Wilshire Income Opportunities Fund	307,680	259,670	279,585

The Board has approved Los Angeles Capital Management LLC (“L.A. Capital”), Pzena Investment Management, LLC (“Pzena”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Ranger Investment Management, LLC (“Ranger”), AllianceBernstein, L.P. (“AllianceBernstein”), Lord, Abbett and Co. LLC (“Lord Abbett”), DoubleLine® Capital LP (“DoubleLine”), WCM Investment Management, LLC (“WCM”), Voya Investment Management Co. LLC (“Voya”), Manulife Asset Management (US) LLC (“Manulife”), Lazard Asset Management LLC (“Lazard”), Hotchkis & Wiley Capital Management, LLC (“H&W”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), and Fred Alger Management, LLC (“Alger Management”), (collectively the “Sub-Advisers”) to provide sub-advisory services for the Portfolios. L.A. Capital, AllianceBernstein, Alger

170

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
Management and Voya each manage a portion of Large Company Growth Portfolio. L.A. Capital, H&W, MFS and Voya each manage a portion of Large Company Value Portfolio. L.A. Capital, Ranger, and Lord Abbett each manage a portion of Small Company Growth Portfolio. L.A. Capital, H&W and Diamond Hill each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for FT Wilshire 5000 IndexSM Fund. L.A. Capital, Pzena, Lazard, WCM and Voya each manage a portion of Wilshire International Equity Fund. DoubleLine, Voya and Manulife each manage a portion of Wilshire Income Opportunities Fund.
The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.
The Portfolios are permitted to purchase and sell securities from or to certain affiliates under specific conditions outlined in the Rule 17a-7 procedures adopted by the Board. The procedures are designed to ensure that any purchase or sale of securities by a Portfolio from or to another mutual fund or separate account that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 under the 1940 Act.
U.S. Bank N.A. serves as the Trust’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”), serves as the Company’s administrator and accounting agent and also serves as the Trust’s transfer agent and dividend disbursing agent. Foreside Fund Services, LLC, serves as the Company’s principal underwriter. Certain officers and an interested Trustee of the Trust may also be officers or employees of the Adviser, Administrator or their affiliates. They receive no fees for serving as officers or as an interested Trustee of the Trust.
Officers’ and Directors’ Expenses – The Company and the Wilshire Variable Insurance Trust together paid each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $56,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: a quarterly Board meeting or a special in-person Board meeting fee of $6,000 for Independent Directors and $7,000 for the Board chair; a virtual special Board meeting fee of $3,000 for Independent Directors and $3,500 for the Board chair; and a virtual special Committee meeting fee of $1,500.
4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly
The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. During the current fiscal period, the distribution and service fee expenses incurred by the Investment Class of the Portfolios was 0.25% of the respective average net assets of the Investment Class of each Portfolio, except FT Wilshire 5000 IndexSM Fund. FT Wilshire 5000 IndexSM Fund incurred distribution and service fee expenses totaling 0.20% of the average net assets of its Investment Class Shares.

171

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the current fiscal period, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.131%	0.058%
Large Company Value Portfolio	0.069%	0.050%
Small Company Growth Portfolio	0.068%	0.136%
Small Company Value Portfolio	0.109%	0.122%
FT Wilshire 5000 IndexSM Fund	0.070%	0.046%
Wilshire International Equity Fund	0.157%	0.047%
Wilshire Income Opportunities Fund	0.131%	0.048%

Fees paid indirectly – The Company has a brokerage commission recapture program with TD Cowen (“Cowen”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to Cowen are used to reduce the Portfolios’ expenses. Under such program, Cowen, as introducing broker, retains a portion of the Portfolios’ commissions. Effective April 1, 2025, Capital Institutional Services (CAPIS) acquired the plan sponsor services business of Cowen.
Such commissions rebated to the Portfolios during the current fiscal period were as follows:

Large Company Growth Portfolio	$ 658
Large Company Value Portfolio	279
Small Company Growth Portfolio	443
Small Company Value Portfolio	829
FT Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	2,174
Wilshire Income Opportunities Fund	—

For the first quarter of 2025, Cowen retained the following commissions:

Large Company Growth Portfolio	$ 1,274
Large Company Value Portfolio	1,019
Small Company Growth Portfolio	586
Small Company Value Portfolio	505
FT Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	3,020
Wilshire Income Opportunities Fund	—

For the second quarter 2025 to fourth quarter 2025, CAPIS retained the following commissions:

Large Company Growth Portfolio	$ 2,323
Large Company Value Portfolio	1,233
Small Company Growth Portfolio	1,578
Small Company Value Portfolio	2,192
FT Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	3,990
Wilshire Income Opportunities Fund	—

172

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
5. Line of Credit
The Company and the Wilshire Variable Insurance Trust have a $75,000,000 umbrella line of credit (the “Line”), which is uncommitted and senior secured with U.S. Bank N.A. The Line serves as a temporary liquidity service to meet redemption requests that otherwise might require the untimely disposition of securities. Borrowings made by a Portfolio are secured by the Portfolio’s assets. The Line has a one-year term and is reviewed annually by the Board of Directors. The Line matures, unless renewed, on January 1, 2027. Interest is charged at the prime rate, which was 6.75% as of the end of the current fiscal period. During the current fiscal period, the Portfolios’ Line activity was as follows:

Fund	Average Interest Rate	Interest Expense	Maximum Borrowings	Maximum Borrowings Date	Average Borrowings
Large Company Growth Portfolio	7.21%	$9,679	$7,328,000	August 22, 2025	$132,479
Large Company Value Portfolio	7.15%	1,399	1,137,000	August 22, 2025	19,318
Small Company Growth Portfolio	7.50%	209	225,000	August 18, 2025	2,745
Small Company Value Portfolio	7.39%	405	389,000	August 15, 2025	5,403
FT Wilshire 5000 IndexSM Fund	7.12%	2,963	9,269,000	October 29, 2025	41,019
Wilshire International Equity Fund	7.29%	3,896	1,418,000	December 12, 2025	52,737
Wilshire Income Opportunties Fund	7.50%	43	186,000	March 19, 2025	570

6. Investment Transactions
During the current fiscal period aggregate cost of purchases and proceeds from sales and maturities of investments, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$ 257,154,372	$ 272,142,912
Large Company Value Portfolio	78,989,297	87,730,510
Small Company Growth Portfolio	27,134,478	31,311,458
Small Company Value Portfolio	14,292,339	19,246,897
FT Wilshire 5000 IndexSM Fund	12,887,152	44,246,511
Wilshire International Equity Fund	109,403,179	140,227,314
Wilshire Income Opportunities Fund	81,183,672	98,000,048

Purchases and sales and maturities of long-term U.S. Government securities during the current fiscal period were:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$1,559,717	$1,840,890
Large Company Value Portfolio	897,440	888,449
Wilshire International Equity Fund	3,197,934	2,947,593
Wilshire Income Opportunities Fund	33,744,952	40,705,980

173

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
Due to Voya managing a portion of Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, certain securities held by such Portfolios are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, and the value of such investments as of the end of the current fiscal period, were as follows:
Large Company Growth Portfolio

Fund	Value as of December 31, 2024	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of December 31, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,648	$226	$—	$—	$112	$1,986	$123	$17
Voya VACS Series HYB Fund	1,072,520	90,133	—	—	11,825	1,174,478	77,925	5,789
Voya VACS Series SC Fund	5,961,711	522,823	—	—	19,648	6,504,182	402,293	76,405
	$7,035,879	$613,182	$—	$—	$31,585	$7,680,646	$480,341	$82,211

Large Company Value Portfolio

Fund	Value as of December 31, 2024	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value as of December 31, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,251	$111	$—	$—	$81	$1,443	$89	$12
Voya VACS Series HYB Fund	903,384	75,918	—	—	9,961	989,263	65,618	4,876
Voya VACS Series SC Fund	4,687,429	326,834	(1,237,942)	12,786	16,071	3,805,178	247,415	44,700
	$ 5,592,064	$ 402,863	$(1,237,942)	$ 12,786	$26,113	$ 4,795,884	$ 313,122	$ 49,588

Wilshire International Equity Fund

Fund	Value as of December 30, 2024	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of December 31, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,476	$130	$—	$—	$96	$1,702	$105	$14
Voya VACS Series HYB Fund	1,012,376	85,078	—	—	11,162	1,108,616	73,547	5,464
Voya VACS Series SC Fund	5,913,125	407,965	(1,625,288)	17,408	19,686	4,732,896	308,575	55,598
	$6,926,977	$493,173	$(1,625,288)	$17,408	$30,944	$5,843,214	$382,227	$61,076

Wilshire Income Opportunities Fund

Fund	Value as of December 31, 2024	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of December 31, 2025	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,761,302	$155,008	$—	$—	$114,584	$2,030,894	$125,406	$17,078
Voya VACS Series HYB Fund	3,267,128	1,292,852	—	—	48,327	4,608,307	279,266	22,715
	$5,028,430	$1,447,860	$—	$—	$162,911	$6,639,201	$404,672	$39,793

174

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
7. Derivative Transactions
Small Company Growth Portfolio, Small Company Value Portfolio and FT Wilshire 5000 IndexSM Fund did not hold any derivative instruments as of or during the current fiscal period.
At the end of the current fiscal period, Large Company Growth Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$16,980	Net variation margin recievable on futures contracts	$ 5,925
Equity	Total return swap contracts	Receivable for swap contracts	4,747,812	N/A	—
			$4,764,792		$ 5,925

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period, Large Company Value Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$10,241	Net variation margin recievable on futures contracts	$2,642
Equity	Total return swap contracts	Receivable for swap contracts	1,659,632	N/A	—
			$1,669,873		$2,642

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period,Wilshire International Equity Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$16,592	Net variation margin recievable on futures contracts	$3,908
Equity	Total return swap contracts	Receivable for swap contracts	8,380,679	N/A	—
			$8,397,271		$3,908

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

175

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
At the end of the current fiscal period, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Variation margin on futures contracts	$85,421	Variation margin on futures contracts	$76,140
	Centrally cleared interest rate swaps	Receivable for swap contracts	—	Payable for swap contracts	118
	OTC interest rate options	Investments in unaffiliated securities, at value	17,532	Written option, at value	56,220
Credit	Centrally cleared credit default swap contracts	Receivable for swap contracts	9,854	Payable for swap contracts	32,914
	OTC credit default swap options	Investments in unaffiliated securities, at value	—	Written options, at value	28,547
Currency	Forward foreign currency exchange contracts	Receivable for open forward currency contracts	201,064	Payable for open forward currency contracts	350,215
	OTC exchange rate volatility swaps	Receivable for swap contracts	—	Payable for swap contracts	2
	OTC currency options	Investments in unaffiliated securities, at value	—	Written option, at value	46,095
			$ 313,871		$ 590,251

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the current fiscal period, the effect of derivative contracts in Large Company Growth Portfolio’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(59,029)	$(31,008)
Equity	Total return swap contracts	Swap contracts	13,233,042	(7,590,247)

For the current fiscal period, the effect of derivative contracts in Large Company Value Portfolio’s
Statement of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(41,812)	$(24,258)
Equity	Swap contracts	Swap contracts	5,216,843	(2,159,171)

176

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
For the current fiscal period, the effect of derivative contracts in Wilshire International Equity Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(50,146)	$(30,215)
Equity	Swap contracts	Swap contracts	3,530,386	5,439,336

For the current fiscal period, the effect of derivative contracts in Wilshire Income Opportunities Fund’s
Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$420,064	$(90,167)
Interest Rate	Swap contracts	Swap contracts	(10,031)	318
Interest Rate	Written options	Option contracts written	(5,312)	46,388
Interest Rate	Purchased options	Unaffiliated investments	16,428	(91,005)
Interest Rate Total			421,149	(134,466)
Credit	Swap contracts	Swap contracts	80,706	(23,060)
Credit	Written options	Option contracts written	94,242	11,664
Credit	Purchased options	Unaffiliated investments	(5,686)	—
Credit Total			169,262	(11,396)
Currency	Forward foreign currency exchange contracts	Forward foreign currency contracts	52,142	(1,048,733)
Currency	Written options	Option contracts written	95,190	(21,696)
Currency	Purchased options	Unaffiliated investments	(8,506)	7,430
Currency	Swap contracts	Swap contracts	12,501	(45)
Currency Total			151,327	(1,063,044)
Equity	Total return swap contracts	Swap contracts	118,822	—
Total Equity			118,822	—

177

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
The average monthly notional amount outstanding of options, swaptions, swaps, futures and forwards during the fiscal year ended December 31, 2025 were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Wilshire International Equity Fund	Wilshire Income Opportunity Fund
Asset Type
Purchased Options
Long	$—	$—	$—	$8,384,901
Written Options
Short	—	—	—	(37,497,825)
Total Return Swaps	43,803,930	28,158,990	38,157,995	3,368,553(a)
Interest Rate Swaps	—	—	—	2,253,349
Credit Default Swaps	—	—	—	3,351,383
Futures
Long	960,472	245,767	430,800	89,026,111
Short	(8,715,838)	(5,491,755)	(7,410,736)	(19,121,555)
Forwards
Purchased	—	—	—	24,444,781
Sold	—	—	—	14,511,210
Volatility Swaps	—	—	—	2,391,670

(a)	Represents an average of each month the Fund held total returns swaps.
8. Securities Lending
Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in a U.S. Bank Money Market Deposit Account. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting s a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. U.S. Bank N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at the end of the current fiscal period are shown on the Statements of Assets and Liabilities. Proceeds from cash collateral received from securities on loan were invested in a U.S. Bank Money Market Deposit Account and classified as Cash and cash equivalents on the Statements of Assets and Liabilities.

178

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of the end of the current fiscal period:

Portfolio	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*
Large Company Growth Portfolio	$ 152,763	$ 152,763
Large Company Value Portfolio	46,497	46,497
Small Company Growth Portfolio	191,122	191,122
Small Company Value Portfolio	126,042	126,042
FT Wilshire 5000 IndexSM Fund	571,902	571,902
Wilshire International Equity Fund	77,196	77,196
Wilshire Income Opportunities Fund	611,340	611,340

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.
9. SEGMENT REPORTING
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ president and principal executive officer, and the Funds’ treasurer and principal financial and accounting officer, who together serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
10. Significant Shareholders
At the end of the current fiscal period, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	75%
Large Company Value Portfolio (4 omnibus shareholders)	92%
Small Company Growth Portfolio (4 omnibus shareholders)	78%
Small Company Value Portfolio (4 omnibus shareholders)	84%
FT Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	70%
Wilshire International Equity Fund (4 omnibus shareholders)	93%
Wilshire Income Opportunities Fund (4 omnibus shareholders)	96%

As of the end of the current fiscal period, an affiliated investment company, also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio
Large Company Growth Portfolio	29%
Large Company Value Portfolio	49%
Small Company Growth Portfolio	32%
Small Company Value Portfolio	35%
FT Wilshire 5000 IndexSM Fund	0%
Wilshire International Equity Fund	48%
Wilshire Income Opportunities Fund	52%

179

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
11. Tax Information
No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.
The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
The federal tax cost of portfolio securities and unrealized appreciation and depreciation, including derivatives, and the components of distributable earnings (accumulated losses) for income tax purposes as of December 31, 2025, for each Portfolio are as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax cost of Investments	$149,641,937	$130,692,863	$17,779,053	$18,795,200
Unrealized Appreciation	132,200,310	42,471,750	5,300,450	4,847,676
Unrealized Depreciation	(11,844,528)	(10,341,172)	(1,103,262)	(1,798,619)
Net unrealized appreciation (depreciation)	120,355,782	32,130,578	4,197,188	3,049,057
Undistributed Ordinary Income	3,575,488	923,379	—	335,934
Undistributed Long-Term Capital Gain	3,040,843	1,866,004	209,640	592,202
Distributable earnings	6,616,331	2,789,383	209,640	928,136
Other accumulated gain/(loss)	—	31	(46,231)	—
Total distributable earnings	126,972,113	34,919,992	4,360,597	3,977,193

	FT Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of Investments	$57,167,182	$169,405,090	$183,427,566
Unrealized Appreciation	240,992,039	75,526,680	4,200,504
Unrealized Depreciation	(4,254,101)	(24,755,145)	(10,111,974)
Net unrealized appreciation (depreciation)	236,737,938	50,771,535	(5,911,470)
Undistributed Ordinary Income	—	687,134	—
Undistributed Long-Term Capital Gain	3,031,441	5,199,070	—
Distributable earnings	3,031,441	5,886,204	—
Other accumulated gain/(loss)	(2)	(1,701)	(27,909,313)
Total distributable earnings	239,769,377	56,656,038	(33,820,783)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, significant debt modifications, the tax treatment of derivatives and investment in passive foreign investment companies.

180

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
At December 31, 2025, Wilshire Small Company Growth Portfolio had a post October specified ordinary loss deferral of $46,231. At December 31, 2025, Wilshire Income Opportunities Fund had a post October capital loss deferral of $189,016.
As of December 31, 2025, Income Opportunities Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Wilshire Income Opportunities Fund	6,516,578	21,236,472	27,753,050

These CLCFs may be utilized futures years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the year ended December 31, 2025, the Wilshire Small Company Growth Portfolio utilized $2,183,578 of CLCF.
The tax character of distributions declared during the years ended December 31, 2025 and December 31, 2024 was as follows:

Portfolio	2025 Ordinary Income	2025 Long-Term Capital Gains	2024 Ordinary Income	2024 Long-Term Capital Gains
Large Company Growth Fund	$10,313,387	$41,276,276	$5,672,220	$21,606,951
Large Company Value Portfolio	3,059,619	14,591,323	4,173,905	9,200,215
Small Company Growth Portfolio	—	—	—	—
Small Company Value Portfolio	466,027	1,813,835	553,579	1,655,377
FT Wilshire 5000 IndexSM Fund	2,421,068	22,464,907	2,690,316	5,245,649
Wilshire International Equity Fund	8,214,466	19,714,286	8,418,926	15,772,661
Wilshire Income Opportunities Fund	8,831,300	—	9,250,324	—

The Portfolios designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended December 31, 2025.
For the year ended December 31, 2025, the following reclassifications were made on the Statements of Assets and Liabilities as a result of permanent differences between income tax regulations and GAAP:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Distributable earnings (accumulated losses)	$(6,581,865)	$(2,423,174)	$100,726	$(496,404)
Paid-in capital	6,581,865	2,423,174	(100,726)	496,404

	FT Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Distributable earnings (accumulated losses)	$(1,342,384)	$(2,303,096)	$13,379
Paid-in capital	1,342,384	2,303,096	(13,379)

Such reclassifications, primarily related to utilization of earnings and profits distributed to shareholders on redemption of shares, are the result of permanent differences between financial statement and income tax reporting requirements and had no effect on each Portfolio’s net assets or NAV per share.
12. Indemnifications
In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

181

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
13. Certain Investment Risks
Asset-backed securities (“ABS”) risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Collateralized debt obligation (“CDO”) risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.
Forward contracts risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund’s NAV. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Interest rate risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.
Credit risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.
Counterparty credit risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s Sub-Adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

182

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
Foreign security risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.
Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.
Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.
Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of the end of the current fiscal period, Large Company Growth Portfolio had 34.1% of the value of its net assets invested in stocks within the Information Technology sector; Small Company Value Portfolio had 30.8% of the value of its net assets invested in stocks within the Financials sector; and FT Wilshire 5000 IndexSM Fund had 30.2% of the value of its net assets invested in stocks within the Information Technology sector.
A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.
14. Subsequent Event Evaluation
The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.
Effective February 27, 2026, the name of the FT Wilshire 5000 IndexSM Fund changed to the Wilshire 5000 IndexSM Fund.
Effective May 1, 2026 through at least April 30, 2027, the Adviser has entered into expense limitation agreements with all of the Portfolios except the FT Wilshire 5000 IndexSM Fund to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) at the following levels (based on average net assets of such Shares):

	Investment Class Shares	Institutional Class Shares
Large Company Growth Fund	0.92%	0.94%
Large Company Value Fund	0.98%	0.95%
Small Company Growth Portfolio	1.03%	0.96%
Small Company Value Portfolio	0.99%	0.98%
Wilshire International Equity Fund	1.09%	1.20%
Wilshire Income Opportunities Fund	0.77%	0.85%

183

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2025(Continued)
On February 23, 2026, the Board approved an amendment to the shareholder servicing plan for the Institutional Class Shares which permits the payment of expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% of the average daily net assets of such Shares.

184

WILSHIRE MUTUAL FUNDS, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Wilshire Mutual Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, futures contracts, total return swap contracts, written options, securities sold short, forward currency contracts, centrally cleared interest rate swap contracts, credit default swap contracts, and over the counter volatility swap contracts, as applicable, of Wilshire Mutual Funds, Inc. comprising Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, agent banks, counterparties, and brokers; when replies were not received from agent banks, counterparties, or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

185

WILSHIRE MUTUAL FUNDS, INC.
Tax Information
For the year ended December 31, 2025, the Portfolios designated the following long-term capital gain distributions:

Portfolio	Amount
Large Company Growth Portfolio	$41,276,276
Large Company Value Portfolio	14,591,323
Small Company Growth Portfolio	—
Small Company Value Portfolio	1,813,835
FT Wilshire 5000 IndexSM Fund	22,464,907
Wilshire International Equity Fund	19,714,286
Wilshire Income Opportunities Fund	—

Of the distributions made by the following Portfolios, the corresponding percentages represent the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	11.36%
Large Company Value Portfolio	63.52%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	60.13%
FT Wilshire 5000 IndexSM Fund	100.00%
Wilshire International Equity Fund	0.57%
Wilshire Income Opportunities Fund	1.11%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios designated the following percentages of their income dividends distributed in 2024 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	12.14%
Large Company Value Portfolio	76.14%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	61.48%
FT Wilshire 5000 IndexSM Fund	100.00%
Wilshire Income Opportunities Fund	1.11%
Wilshire International Equity Fund	61.48%

186

WILSHIRE MUTUAL FUNDS
ADDITIONAL INFORMATION
Information on Proxy Voting
A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended December 31, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.
Information on Form N-PORT
The Company files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

187

WILshire MUTUAL FUNDS, INC.
Board Approval of Advisory Agreement
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series:

• Large Company Growth Portfolio	• Large Company Value Portfolio
• Small Company Growth Portfolio	• Small Company Value Portfolio
• FT Wilshire 5000 IndexSM Fund	• Wilshire Income Opportunities Fund
• Wilshire International Equity Fund

(Each of the foregoing series may be referred to herein as a “Fund” and collectively, as the “Funds.”)
During the six months ended December 31, 2025, the Board of Directors of the Company (the “Board,” with the members of the Board referred to individually as the “Directors”) approved the renewal for an additional one-year term of the investment advisory agreement between Wilshire Advisors LLC (“Wilshire” or the “Adviser”), the investment adviser to each Fund, and the Company, with respect to each of the Funds (the “Advisory Agreement”).
The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Directors who are not “interested person[s],” as defined by the 1940 Act, of the Funds (the “Independent Directors”) casting votes at a meeting called for such purpose.
The Board approved the renewal of the Advisory Agreement following an extensive process that concluded at the Board’s November 17, 2025 meeting (the “November Meeting”). As required by the 1940 Act, the approval was confirmed by the separate vote of the Independent Directors, casting votes at a meeting called for such purpose. As part of their review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and advised them of the relevant legal standards.
Information Requested and Received
At the direction of the Independent Directors, Independent Legal Counsel sent a memorandum to the Adviser requesting information regarding the Advisory Agreement to be provided to the Directors in advance of the November Meeting.
In response to the request for information, the Directors received information from the Adviser regarding the factors underlying its recommendation to approve the Advisory Agreement. In particular, the Directors received information from the Adviser as to each Fund describing: (i) the nature, extent and quality of services provided; (ii) the financial condition of the Adviser and its ability to provide the contracted-for services under the Advisory Agreement; (iii) the investment performance of the Fund as provided by the Adviser based upon data gathered from the Morningstar Direct database (“Morningstar”), along with a comparison to its benchmark index; (iv) the costs of services provided and estimated profits realized by the Adviser; (v) the extent to which economies of scale are realized as the Fund grows; (vi) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vii) comparisons of amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (viii) fall-out benefits realized by the Adviser from its relationship with the Fund. The Independent Directors also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel.
Factors Considered
In connection with its deliberations regarding the proposed renewal of the Advisory Agreement, the Board considered such information and factors as it believed to be relevant in the exercise of its business judgment. As described below, the Board considered the nature, extent and quality of the services performed by the Adviser under the Advisory Agreement; comparative fees as provided by the Adviser; the profits realized by the Adviser; the extent to which the Adviser realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by the Adviser. The Board also took into account the various materials received from the Adviser, its discussions with management and the guidance provided by Independent Legal Counsel in private sessions at which no representatives

188

WILshire MUTUAL FUNDS, INC.
Board Approval of Advisory Agreement(Continued)
of the Adviser were present. In addition, as a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which also met on November 17, 2025 to review data on the Adviser’s performance. Recognizing that the evaluation process with respect to the services provided by the Adviser is an ongoing one, the Board also considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board considered the foregoing information and all materials provided in the context of its accumulated experience governing the Funds and weighed the factors and standards discussed with Independent Legal Counsel.
In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling and each Director, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors. This summary discusses the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval and does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.
Based upon its evaluation of all materials provided, and its determination that it had received sufficient information to make an informed business decision with respect to the Advisory Agreement, the Board concluded that it was in the best interests of each Fund to approve the renewal of the Advisory Agreement.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of services provided by the Adviser, the Board considered the functions currently performed by the Adviser, noting that the Adviser performs certain administrative functions on behalf of the Funds. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of the key personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. In evaluating the services provided by the Adviser, the Board took into account each Fund’s portfolio management structure, whereby the Adviser identifies, evaluates and oversees managers it believes are “best-in-class” to act as sub-adviser(s) to the Fund, and for certain Funds, manages a portion of the Fund. Thus, the Board considered the capabilities and expertise of the Adviser’s personnel responsible for implementing the Funds’ investment strategies and considered the information provided by the Adviser regarding investment oversight and risk management processes.
The Board considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. In addition, the Board considered the regular reports it receives from the Funds’ Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also took into account information regarding the Adviser’s disaster recovery and contingency plans and data protection safeguards, among other things.
The Board considered the Adviser’s financial condition, and considered the financial support provided by the Adviser to each of Small Company Growth Portfolio, Small Company Value Portfolio, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire Income Opportunities Fund and Wilshire International Equity Fund pursuant to expense limitation agreements. In this regard, the Board reviewed, among other things, the Adviser’s audited consolidated financial statements as of December 31, 2024, as well as information regarding the firm’s business plans. The Board also noted the Adviser’s commitment to ensuring that sufficient resources will continue to be available in the future for servicing the Funds.
In connection with its evaluation of the quality of services provided by the Adviser, the Board reviewed information on the performance of each of the Investment Class and Institutional Class shares of each actively managed Fund—i.e., each of the Funds, with the exception of the FT Wilshire 5000 Index Fund (the “Index Fund”)—for the annualized one-, three-, five- and ten-year periods ended September 30, 2025, as applicable, in comparison to a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods. The Board also reviewed performance of the Institutional Class shares of each actively managed Fund in comparison to each Fund’s benchmark.
With respect to the Index Fund, the Board took into account that, unlike the other Funds, its investment objective is to replicate as closely as possible the performance of an index, the FT Wilshire 5000 Index. In this regard, the Board noted that, in view of the distinctive investment objective of the Index Fund and the expectations of shareholders, the

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investment performance of the Index Fund in absolute terms was not of the relevance that normally attaches to the performance of actively managed Funds. Of greater relevance to the Board was the extent to which the Index Fund’s performance tracked its benchmark, and thus the Board focused its attention on the tracking error data provided by Wilshire—which was provided for the one-, three-, five- and ten-year periods ended September 30, 2025—and how the Index Fund compared to its peers in this respect. The Board noted that the Index Fund’s peer group consisted of other large cap funds (growth, blend and value) that passively replicate domestic equity benchmarks.
In general, the Board considered performance results in light of each Fund’s investment objective, strategies and risks, and the responsibilities of the Adviser, as disclosed in the Fund’s prospectus. As to the Adviser’s performance, the Board made the observations and considered the factors noted below.
Large Company Growth Portfolio
•
The Fund’s annualized returns for the one- and three-year periods were above the Fund’s benchmark performance. In addition, each class of the Fund outperformed its respective peer group median for the one-, three-, five- and ten-year periods, ranking in the first quintile of its respective peer group (the first quintile being the best performers and the fifth quintile being the worst performers) for all periods reviewed.

Large Company Value Portfolio
•
The Fund’s annualized returns for the one-, three- and five-year periods were above the Fund’s benchmark performance. In addition, each class of the Fund outperformed its respective peer group median for the one-, three- and five-year periods, ranking in the second or third quintile of its respective peer group and underperformed its respective peer group for the ten-year period, ranking in the fourth quintile of its respective peer group.

Small Company Growth Portfolio
•
The Fund’s annualized returns for each period reviewed were below the Fund’s benchmark performance. In addition, except for the Institutional Class for the one-year period, each class of the Fund underperformed its respective peer group median for the one-, three-, five- and ten-year periods, ranking in the fourth or fifth quintile of its respective peer group (except for the Investor Class for the three-year period which ranked in the third quintile of its peer group). The Board also took into account the Adviser’s explanation of the factors that detracted from performance, including individual subadviser performance.

Small Company Value Portfolio
•
The Fund’s annualized returns for the three- and five-year periods were above the Fund’s benchmark performance. In addition, each class of the Fund outperformed its respective peer group median for the one-, three-, five- and ten-year periods, ranking in the second or third quintile of its respective peer group.

Index Fund
•
Each class of the Index Fund’s tracking error was below its respective peer group median—i.e., each class of the Index Fund tracked its index more closely than the median of its respective peer group—for all periods reviewed, with the Investor Class ranking in the first quintile of its peer group for all periods reviewed and the Institutional Class, ranking in the second quintile of its peer group for all periods reviewed. The Board also noted that, although the Index Fund underperformed its index for all periods reviewed, these results were attributable primarily to the Index Fund’s expenses. The Board determined that the Index Fund tracked its index within an acceptable range.

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Wilshire Income Opportunities Fund
•
The Fund’s annualized returns were above the Fund’s benchmark performance for each period reviewed and below the Fund’s custom blended[1] benchmark for each period reviewed with the exception of the five-year period. In addition, each class of the Fund underperformed its respective peer group median for the one-, three- and five-year periods, ranking in the fifth quintile of its respective peer group. In assessing the Fund’s performance data, the Board took into account the Adviser’s explanation of the factors that detracted from performance.

Wilshire International Equity Fund
•
The Board noted that the Fund’s performance for all periods reviewed exceeded its benchmark. In addition, each class of the Fund exceeded its respective peer group median for all periods reviewed, with each class ranking in the second, first, second and first quintiles, respectively, for the one-, three-, five- and ten-year periods.

In evaluating each Fund’s performance metrics, the Board took into account its discussions with management throughout the year regarding the factors that contributed to or detracted from performance, as the case may be, and considered the Adviser’s overall track record and reputation. After reviewing the foregoing and related factors, the Board concluded that (i) each Fund’s performance was acceptable or (ii) it was satisfied with the Adviser’s responses relating to investment performance.
In addition, based on the foregoing, the Board concluded that the Adviser and its personnel were qualified to continue to serve the Funds in such capacity and that it was satisfied with the nature, extent and quality of the services provided by the Adviser to each Fund.
Comparative Fees
The Board compared each Fund’s actual management fee paid and total expense ratio for Investment Class and Institutional Class shares to the applicable peer group of funds, as well as each Fund’s size relative to its peers. In considering the comparative fee and expense data provided by the Adviser, the Board made the following observations:
Large Company Growth Portfolio
•
Each class of the Fund’s total expense ratio and actual management fee paid was above its respective peer group median, ranking in the fifth and fourth quintiles, respectively (the first quintile being the lowest and the fifth quintile being the highest). The Board also took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Large Company Value Portfolio
•
Each class of the Fund’s total expense ratio and actual management fee paid was above its respective peer group median, ranking in the fifth and fourth quintiles, respectively. The Board also took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Small Company Growth Portfolio
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the fourth quintile, the Fund’s actual management fee paid was below the peer group median and ranked in the first quintile. With respect to the Fund’s total expense ratio, the Board considered the Fund’s small size relative to its peer groups. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

[1]
The Wilshire Income Opportunities Fund’s custom blended benchmark was calculated by the Adviser and consists of 70% Bloomberg U.S. Universal Index, 10% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, 10% S&P/LSTA Leveraged Loan Index and 10% Bloomberg Emerging Markets USD Index.

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Small Company Value Portfolio
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the fourth quintile, the Fund’s actual management fee paid was below the peer group median and ranked in the first quintile. With respect to the Fund’s total expense ratio, the Board considered the Fund’s small size relative to its peer groups. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Index Fund
•
The Fund’s Investor Class total expense ratio and the actual management fee paid were below its peer group median, ranking in the first quintile. Although the Fund’s Institutional Class total expense ratio was above its peer group median (52%), the actual management fee paid was below the peer group median and ranked in the second quintile.

Wilshire Income Opportunities Fund
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the fifth quintile, each class of the Fund’s actual management fee paid was below its respective peer group median ranking in the first quintile. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Wilshire International Equity Fund
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the fifth quintile of its peer group, the Fund’s Investment Class actual management fee paid was below its peer group median and ranked in the third quintile (41%). The Fund’s Institutional Class actual management fee ranked in the fifth quintile of its peer group. The Board also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

As part of its evaluation of each Fund’s management fee, the Board considered how such fees compared to the Fund(s) with similar investment styles, to the extent applicable. The Board noted that the Adviser had not identified any other registered investment companies that it advises pursuant to similar investment strategies. However, the Board considered that the Adviser provides advisory services to retirement plans and that certain plans invest in Wilshire collective investment trusts that have investment strategies similar to certain of the Funds and that Wilshire charges those retirement plans a lower fee. In this regard, the Board considered, among other things, the Adviser’s discussion of the significant differences in the scope of services provided to the Funds and to such plans, as well as the size of the Funds relative to such plans. The Board concluded that the information it received demonstrated that the aggregate services provided to and specific circumstances of the Funds were sufficiently different from the services provided to and specific circumstances of the retirement plans to support the difference in fees.
Based upon all of the above, the Board concluded that the management fee for each Fund was reasonable.
Costs of Services Provided and Profitability to Wilshire
With respect to the costs of services provided and profitability realized by Wilshire from its relationship with the Funds, the Board reviewed a profitability analysis and data from Wilshire, setting forth, among other things, gross revenues received by Wilshire, expenses allocated to the Company and the operating margin/profitability rate. In the course of its review of Wilshire’s profitability, the Board took into account the methods used by Wilshire to determine expenses and profit. The Board considered all of the foregoing in evaluating the costs of services provided, the profitability to Wilshire and the profitability rates presented, and it concluded that the profits realized by Wilshire were not unreasonable in comparison with the costs of providing investment advisory services to the Funds.
Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Board noted the Adviser’s statements, including

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that the Adviser believes its management fees are appropriate and that, where possible, the Adviser has utilized common service providers across multiple funds in the complex in order to negotiate lower fees on behalf of the Funds.
As part of its assessment of economies of scale, the Board also considered that economies of scale may be shared through a number of means, including expense limitations, management fees set at competitive rates pre-assuming future asset growth, and/or management fee breakpoints—i.e., a tiered fee schedule based on asset size. Thus, the Board considered the size of each Fund and the management fee it is charged, as well as the Adviser’s agreement to limit the expenses of certain Funds. The Board also took into account that each Fund’s advisory fee schedule included a breakpoint at an asset level that had not yet been reached.
Based upon all of the above, the Board concluded that the management fee for each Fund reflects an appropriate recognition of any economies of scale.
Fall-Out Benefits
The Board considered that the Adviser may retain a portion of the Rule 12b-1 fees collected from the Investment Class of each Fund to offset its costs for distribution services provided to the Investment Class of the Fund but noted that the Adviser has not historically done so. The Board also considered the Adviser’s statement that benefits from its relationship with the Funds were primarily limited to the advisory fees paid. The Board determined that the advisory fees were reasonable in light of any fall-out benefits.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

193

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreements
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, and it was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series:

• Large Company Growth Portfolio	• Large Company Value Portfolio
• Small Company Growth Portfolio	• Small Company Value Portfolio
• FT Wilshire 5000 IndexSM Fund	• Wilshire Income Opportunities Fund
• Wilshire International Equity Fund

(Each of the foregoing series may be referred to herein as a “Fund” and collectively as the “Funds.”)
During the six months ended December 31, 2025, the Board of Directors of the Company (the “Board,” with the members of the Board referred to individually as the “Directors”) approved the renewal for an additional one-year term of each subadvisory agreement between Wilshire Advisors LLC (“Wilshire” or the “Adviser”), the investment adviser for each Fund, and each of the following subadvisers, with respect to the applicable Fund(s):

Subadviser	Fund(s)
AllianceBernstein L.P. (“AllianceBernstein”)	Large Company Growth Portfolio
Diamond Hill Capital Management, Inc. (“Diamond Hill”)	Small Company Value Portfolio
DoubleLine Capital LP (“DoubleLine”)	Wilshire Income Opportunities Fund
Fred Alger Management, LLC (“Fred Alger”)	Large Company Growth Portfolio
Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”)	Large Company Value Portfolio Small Company Value Portfolio
Lazard Asset Management LLC (“Lazard”)	Wilshire International Equity Fund
Los Angeles Capital Management LLC (“LA Capital”)	Large Company Growth Portfolio Large Company Value Portfolio Small Company Growth Portfolio Small Company Value Portfolio FT Wilshire 5000 IndexSM Fund Wilshire International Equity Fund
Manulife Asset Management (US) LLC (“Manulife”)	Wilshire Income Opportunities Fund
Massachusetts Financial Services (d/b/a MFS Investment Management) (“MFS”)	Large Company Value Portfolio
Pzena Investment Management, LLC (“Pzena”)	Wilshire International Equity Fund
Ranger Investment Management, L.P. (“Ranger”)	Small Company Growth Portfolio
Voya Investment Management Co. LLC (“Voya”)	Large Company Growth Portfolio Large Company Value Portfolio Wilshire Income Opportunities Fund Wilshire International Equity Fund
WCM Investment Management, LLC (“WCM”)	Wilshire International Equity Fund

In the following text, the subadvisers are referred to collectively as “Subadvisers” or individually as a “Subadviser,” and the subadvisory agreements between Wilshire and the Subadvisers are referred to collectively as the “Subadvisory Agreements” or individually as a “Subadvisory Agreement.”
Each of the Subadvisory Agreements continues in effect from year to year, provided that such continuance is specifically approved at least annually in the manner required by the 1940 Act and the rules and regulations thereunder.
The Board approved the renewal of each of the Subadvisory Agreements following an extensive process that concluded at the Board’s August 18, 2025 meeting (the “Meeting”). As required by the 1940 Act, each approval was confirmed by the separate vote of the Directors who are not “interested person[s],” as defined by the 1940 Act, of the Funds (the “Independent Directors”). As part of the Board’s review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the

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Board Approval of Subadvisory Agreements(Continued)
Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed renewal of the Subadvisory Agreements, and advised the Independent Directors of the relevant legal standards.
Information Requested and Received
At the direction of the Independent Directors, Independent Legal Counsel sent a memorandum to the Adviser requesting that information regarding the proposed Subadvisory Agreements be provided to the Directors in advance of the Meeting.
In response to the request for information, the Directors received information from the Adviser regarding the factors underlying its recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed, describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel.
Factors Considered
In connection with its deliberations regarding the proposed renewal of the Subadvisory Agreements, the Board considered such information and factors as it believed to be relevant in the exercise of its business judgment. As described below, the Board considered the nature, extent and quality of the services performed by each Subadviser under the subadvisory arrangements (including the performance of each Fund or portion thereof); comparative fees as provided by each Subadviser; the profits realized by each Subadviser; the extent to which each Subadviser realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by each Subadviser. The Board also took into account the various materials received from the Adviser, its discussions with management and the guidance provided by Independent Legal Counsel in sessions at which no representatives of the Subadvisers were present and in executive session with no representatives of the Subadvisers or the Adviser present. In addition, as a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is composed solely of Independent Directors), which also met on August 18, 2025 to review data on each Subadviser’s performance. Recognizing that the evaluation process with respect to the services provided by each of the Subadvisers is an ongoing one, the Board also considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board considered the foregoing information and all materials provided in the context of its accumulated experience governing the Funds and weighed the factors and standards discussed with Independent Legal Counsel.
In deciding to approve each of the Subadvisory Agreements, the Board did not identify any single factor as all-important or controlling, and each Director, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors. This summary discusses the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval and does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.
Based upon its evaluation of all materials provided, and its determination that it had received sufficient information to make an informed business decision with respect to the Subadvisory Agreements, the Board concluded that it was in the best interests of each Fund to approve the renewal of each of the Subadvisory Agreements.
Nature, Extent and Quality of Services
As to each Subadvisory Agreement and Subadviser, the Board considered the nature, extent and quality of services provided. The Board considered the firm’s overall reputation; the track record and qualifications of the Subadviser; its investment approach and methodologies; the education, experience and tenure of the Subadviser’s investment personnel responsible for the day-to-day portfolio management of the applicable Fund or portion thereof; and the resources made available to such personnel, as well as information regarding how the Subadviser compensates such personnel. The Board also considered each Subadviser’s compliance with investment policies and general legal

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compliance, in addition to information regarding each firm’s disaster recovery policies, including cybersecurity risk mitigation, and policies with respect to portfolio execution, trading, liquidity risk management oversight and proxy voting. The Board noted that it had received a copy of each Subadviser’s ADV Part 2A brochure and ADV Part 2B brochure supplement, which provides additional information about other products the firm manages and the ownership structure of the firm, among other things. The Board also considered the analysis provided by the Adviser, including the metrics used by the Adviser to evaluate each Subadviser, which concluded that each Subadviser was providing reasonable services and had reasonable compliance policies and procedures in place. Also important to the Board’s analysis was the Adviser’s recommendation that each Subadvisory Agreement for each Fund be renewed for an additional term.
In connection with its evaluation of the quality of services provided by each Subadviser, the Board reviewed information provided by the Adviser comparing each Subadviser’s gross investment performance for the portion of the Fund managed by the Subadviser (except for LA Capital with respect to the Wilshire 5000 Index Fund and Voya with respect to the Large Company Growth Portfolio, the Large Company Value Portfolio and the Wilshire International Equity Fund) to the Fund’s benchmark index and in certain cases, as noted below, to a benchmark index appropriate to the Subadviser’s investment strategy as determined by the Adviser for the quarter-to-date, year-to-date and one-, three-, five- and ten-year periods ended June 30, 2025. To the extent a Subadviser had not achieved longer-term performance, the Board reviewed the performance for the periods available. With respect to the FT Wilshire 5000 Index Fund, LA Capital’s net investment performance was compared to its tracking index, the FT Wilshire 5000 Index (the “Tracking Index”) for the same periods noted above. With respect to the Large Company Growth Portfolio, the Large Company Value Portfolio and the Wilshire International Equity Fund, each Fund engages in leverage by investing in certain derivatives, the exposure to which is backed by a portfolio of fixed income securities managed by Voya. For each of these Funds, the Board reviewed Voya’s gross performance compared to a benchmark index (as determined by the Adviser) appropriate to Voya’s fixed-income investment strategy. The Board considered performance results in light of each Fund’s investment objective, strategies and risks, and the investment approach employed by the Fund’s Subadviser(s), as disclosed in the Fund’s prospectus. As to each Subadviser’s performance with respect to the applicable Fund or portion of such Fund, the Board made the observations and considered the factors noted below, among others:
Large Company Growth Portfolio
•
AllianceBernstein. With the exception of the quarter-to-date period ended June 30, 2025, the Subadviser underperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Growth Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2021. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but would continue to monitor the Subadviser’s performance.

•
Fred Alger. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Growth Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in March 2020. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
LA Capital. With the exception of the quarter-to-date and one-year periods ended June 30, 2025, the Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Growth Index, for all periods reviewed. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but would continue to monitor the Subadviser’s recent underperformance.

•
Voya. The Subadviser outperformed the Subadviser’s benchmark index, the ICE BofA US Dollar 3-Month Deposit Bid Rate Constant Maturity (USD), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in

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August 2020. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.
Large Company Value Portfolio
•
Hotchkis & Wiley. With the exception of the three-year period ended June 30, 2025, the Subadviser underperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Value Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2021. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but will continue to monitor the Subadviser’s recent underperformance.

•
LA Capital. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Value Index, for all periods reviewed. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
MFS. Although the Subadviser underperformed the Subadviser’s benchmark index, the Russell 1000 Index, for all periods reviewed with the exception of the year-to-date period ended June 30, 2025, the Subadviser outperformed the Fund’s benchmark index, the Russell 1000 Value Index, for all periods reviewed with the exception of the one-year period ended June 30, 2025. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in January 2021. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but will continue to monitor the Subadviser’s performance.

•
Voya. The Subadviser outperformed the Subadviser’s benchmark index, the ICE BofA US Dollar 3-Month Deposit Bid Rate Constant Maturity (USD), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in August 2020. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

Small Company Growth Portfolio
•
LA Capital. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Growth Index, for all periods reviewed with the exception of the quarter-to-date period ended June 30, 2025. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
Ranger. With the exception of the ten-year period ended June 30, 2025, the Subadviser underperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Growth Index, for all periods reviewed. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser, but will continue to monitor the Subadviser’s performance.

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Small Company Value Portfolio
•
Diamond Hill. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Value Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2019. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
Hotchkis & Wiley. With the exception of the three-year period ended June 30, 2025, the Subadviser underperformed the Fund and the Subadviser’s benchmark index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2019. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but will continue to monitor the Subadviser’s performance.

•
LA Capital. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Value Index, for all periods reviewed. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

FT Wilshire 5000 IndexSM Fund
•
LA Capital. The Subadviser underperformed the Tracking Index for all periods reviewed. The Board noted that the Fund’s investment objective is to replicate as closely as possible the performance of the Tracking Index before the deduction of the Fund’s expenses. The Subadviser seeks to track the performance of the Tracking Index by partially replicating the holdings of the Index, as well as optimizing the portfolio’s exposures to certain factors. In this regard, the Board considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that the Subadviser’s performance is in line with expectations. The Board also took into account the fact that the Adviser is satisfied with the level of services provided by the Subadviser to the Fund, but will continue to monitor the Subadviser’s performance.

Wilshire Income Opportunities Fund
•
DoubleLine. The Subadviser outperformed the Subadviser’s custom blended benchmark,[1] the Fund’s benchmark index, the Bloomberg U.S. Universal Index, and the Fund’s secondary custom blended benchmark[2] for all periods reviewed with the exception of the quarter-to-date period ended June 30, 2025 for the Fund’s secondary custom blended benchmark. The Board did not consider ten-year performance because the Subadviser began managing its portion of the Fund in April 2016. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
Manulife. The Subadviser outperformed the Subadviser’s benchmark index, the Bloomberg Global Multiverse Index (Hedged), the Fund’s benchmark index, the Bloomberg U.S. Universal Index, and the Fund’s secondary custom blended benchmark index for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2018. The

[1]
DoubleLine’s custom blended benchmark was calculated by the Adviser and consists of 70% Bloomberg US Aggregate Bond Index, 15% S&P/LSTA Leveraged Loan Index and 15% Bloomberg Emerging Markets USD Aggregate Bond Index (Unhedged).

[2]
The Wilshire Income Opportunities Fund’s custom blended benchmark was calculated by the Adviser and consists of 70% Bloomberg U.S. Universal Index, 10% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, 10% S&P/LSTA Leveraged Loan Index, and 10% Bloomberg Emerging Markets USD Aggregate Bond Index.

198

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreements(Continued)
Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.
•
Voya. The Subadviser outperformed the Subadviser’s custom blended benchmark[3] index and the Fund’s secondary custom blended benchmark for the quarter-to-date, year-to-date and one-year period ended June 30, 2025 and outperformed the Fund’s benchmark index, the Bloomberg U.S. Universal Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2018. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

Wilshire International Equity Fund
•
Lazard. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Small Cap Index (Net), and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2019. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
LA Capital. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Index (Net), and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for all periods reviewed. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
Pzena. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Value Index (Net), and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for the year-to-date, one-year, three-year and five-year periods ended June 30, 2025. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2018. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
Voya. The Subadviser outperformed the Subadviser’s benchmark index, the ICE BofA US Dollar 3-Month Deposit Bid Rate Constant Maturity (USD), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in August 2020. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
WCM. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Growth Index (Net), and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for all periods reviewed. The Board noted the information provided regarding the

[3]
Voya’s custom blended benchmark was calculated by the Adviser and consists of 60% Bloomberg U.S. Universal Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index and 20% S&P/LSTA Leveraged Loan Index.

199

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreements(Continued)
Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.
With respect to each Subadviser’s resources and the ability of the Subadviser to carry out its responsibilities under the applicable Subadvisory Agreement, the Board considered the information provided regarding the Subadviser’s financial condition and available resources.
After reviewing and considering the foregoing and related factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, by each Subadviser to each Fund pursuant to the applicable Subadvisory Agreement.
Subadvisory Fees
The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon information supplied by each Subadviser about the fees charged to other clients and information provided by the Adviser. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.
With respect to the Subadvisers’ reported fees for other clients managed in the same investment style as the applicable Fund or portion thereof, in cases in which the fees charged to the Adviser by the Subadviser were higher than those charged to other clients, the Board reviewed the Subadviser’s explanation for the difference and determined that the fees charged to the Adviser were competitive.
Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.
Profitability to the Subadvisers
The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the Subadvisers were limited due to the current size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund, and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.
Fall-Out Benefits
The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable, and that the approval of each Subadvisory Agreement is in the best interests of each Fund.

200

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This is included as part of the report to shareholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs. For Closed end funds: There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz President and Principal Executive Officer

Date	3/6/2026

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	3/6/2026

* Print the name and title of each signing officer under his or her signature.